UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT

OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-03919

Name of Registrant:	Vanguard STAR Funds
Address of Registrant:	P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:	Anne E. Robinson, Esquire
P.O. Box 876
Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end: October 31

Date of reporting period: November 1, 2019—April 30, 2020

Item 1: Reports to Shareholders

Semiannual Report | April 30, 2020 Vanguard LifeStrategy® Funds

Vanguard LifeStrategy Income Fund

Vanguard LifeStrategy Conservative Growth Fund

Vanguard LifeStrategy Moderate Growth Fund

Vanguard LifeStrategy Growth Fund

See the inside front cover for important information about access to your fund’s annual and semiannual shareholder reports.

Important information about access to shareholder reports

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of your fund’s annual and semiannual shareholder reports will no longer be sent to you by mail, unless you specifically request them. Instead, you will be notified by mail each time a report is posted on the website and will be provided with a link to access the report.

If you have already elected to receive shareholder reports electronically, you will not be affected by this change and do not need to take any action. You may elect to receive shareholder reports and other communications from the fund electronically by contacting your financial intermediary (such as a broker-dealer or bank) or, if you invest directly with the fund, by calling Vanguard at one of the phone numbers on the back cover of this report or by logging on to vanguard.com.

You may elect to receive paper copies of all future shareholder reports free of charge. If you invest through a financial intermediary, you can contact the intermediary to request that you continue to receive paper copies. If you invest directly with the fund, you can call Vanguard at one of the phone numbers on the back cover of this report or log on to vanguard.com. Your election to receive paper copies will apply to all the funds you hold through an intermediary or directly with Vanguard.

Contents

About Your Fund’s Expenses	1

LifeStrategy Income Fund	3

LifeStrategy Conservative Growth Fund	14

LifeStrategy Moderate Growth Fund	25

LifeStrategy Growth Fund	36

Liquidity Risk Management	47

About Your Fund’s Expenses

As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.

A typical fund’s expenses are expressed as a percentage of its average net assets. The LifeStrategy Funds have no direct expenses, but each fund bears its proportionate share of the costs for the underlying funds in which it invests. These indirect expenses make up the acquired fund fees and expenses, also expressed as a percentage of average net assets.

The following examples are intended to help you understand the ongoing cost (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period. The costs were calculated using the acquired fund fees and expenses for each LifeStrategy Fund.

The accompanying table illustrates your fund’s costs in two ways:

•   Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the fund’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading “Expenses Paid During Period.”

•   Based on hypothetical 5% yearly return. This section is intended to help you compare your fund’s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

1

Six Months Ended April 30, 2020

	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
	10/31/2019	4/30/2020	Period
Based on Actual Fund Return
LifeStrategy Income Fund	$1,000.00	$1,013.83	$0.55
LifeStrategy Conservative Growth Fund	$1,000.00	$991.56	$0.59
LifeStrategy Moderate Growth Fund	$1,000.00	$968.07	$0.64
LifeStrategy Growth Fund	$1,000.00	$944.17	$0.68
Based on Hypothetical 5% Yearly Return
LifeStrategy Income Fund	$1,000.00	$1,024.32	$0.55
LifeStrategy Conservative Growth Fund	$1,000.00	$1,024.27	$0.60
LifeStrategy Moderate Growth Fund	$1,000.00	$1,024.22	$0.65
LifeStrategy Growth Fund	$1,000.00	$1,024.17	$0.70

The calculations are based on acquired fund fees and expenses charged by the underlying mutual funds in which the LifeStrategy Funds invest. The LifeStrategy Funds’ annualized expense figures for the period are (in order as listed from top to bottom above) 0.11%, 0.12%, 0.13%, and 0.14%. The dollar amounts shown as “Expenses Paid” are equal to the annualized average weighted expense ratio for the underlying funds multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (182/366).

2

LifeStrategy Income Fund

Underlying Vanguard Funds

As of April 30, 2020

Vanguard Total Bond Market II Index Fund Investor Shares	55.8%
Vanguard Total International Bond Index Fund Investor Shares	23.7
Vanguard Total Stock Market Index Fund Investor Shares	12.3
Vanguard Total International Stock Index Fund Investor Shares	8.2

The table reflects the fund’s investments, except for short-term investments and derivatives.

3

LifeStrategy Income Fund

Financial Statements (unaudited)

Schedule of Investments

As of April 30, 2020

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.

			Market
			Value•
		Shares	($000)
	Investment Companies (99.6%)
	U.S. Stock Fund (12.2%)
	Vanguard Total Stock Market Index Fund Investor Shares	8,586,331	609,973

	International Stock Fund (8.1%)
	Vanguard Total International Stock Index Fund Investor Shares	27,866,845	406,020

	U.S. Bond Fund (55.7%)
1	Vanguard Total Bond Market II Index Fund Investor Shares	243,023,567	2,777,759

	International Bond Fund (23.6%)
	Vanguard Total International Bond Index Fund Investor Shares	102,680,593	1,177,747
	Total Investment Companies (Cost $4,363,840)		4,971,499
	Temporary Cash Investment (0.4%)
	Money Market Fund (0.4%)
1	Vanguard Market Liquidity Fund, 0.522% (Cost $21,145)	211,450	21,145
	Total Investments (100.0%) (Cost $4,384,985)		4,992,644
	Other Assets and Liabilities—Net (0.0%)[2]		233
	Net Assets (100%)		4,992,877

Cost rounded to $000.

•	See Note A in Notes to Financial Statements.

1	Affiliated fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown for Vanguard Market Liquidity Fund is the 7-day yield.

2	Cash of $280,000 has been segregated as initial margin for open futures contracts.

4

LifeStrategy Income Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
($000)
Value and
		Number of			Unrealized
		Long (Short	)	Notional	Appreciation
	Expiration	Contracts		Amount	(Depreciation	)
Long Futures Contracts
10-Year U.S. Treasury Note	June 2020	136		18,913	4

See accompanying Notes, which are an integral part of the Financial Statements.

5

LifeStrategy Income Fund

Statement of Assets and Liabilities

As of April 30, 2020

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value—Affiliated Funds (Cost $4,384,985)	4,992,644
Cash	9
Cash Collateral Pledged—Futures Contracts	280
Receivables for Accrued Income	6,124
Receivables for Capital Shares Issued	8,760
Variation Margin Receivable—Futures Contracts	4
Total Assets	5,007,821
Liabilities
Payables for Investment Securities Purchased	11,550
Payables for Capital Shares Redeemed	3,394
Total Liabilities	14,944
Net Assets	4,992,877

At April 30, 2020, net assets consisted of:

Paid-in Capital	4,380,852
Total Distributable Earnings (Loss)	612,025
Net Assets	4,992,877

Net Assets
Applicable to 308,173,639 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	4,992,877
Net Asset Value Per Share	$16.20

See accompanying Notes, which are an integral part of the Financial Statements.

6

LifeStrategy Income Fund

Statement of Operations

Six Months Ended
April 30, 2020
($000)
Investment Income
Income
Income Distributions Received from Affiliated Funds	75,908
Net Investment Income—Note B	75,908
Realized Net Gain (Loss)
Capital Gain Distributions Received from Affiliated Funds	—
Affiliated Funds Sold	(3,769)
Realized Net Gain (Loss)	(3,769)
Change in Unrealized Appreciation (Depreciation)
Affiliated Funds	(14,937)
Futures Contracts	4
Change in Unrealized Appreciation (Depreciation)	(14,933)
Net Increase (Decrease) in Net Assets Resulting from Operations	57,206

See accompanying Notes, which are an integral part of the Financial Statements.

7

LifeStrategy Income Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	April 30,	October 31,
	2020	2019
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	75,908	117,245
Realized Net Gain (Loss)	(3,769)	3,619
Change in Unrealized Appreciation (Depreciation)	(14,933)	351,630
Net Increase (Decrease) in Net Assets Resulting from Operations	57,206	472,494
Distributions[1]
Total Distributions	(77,467)	(148,952)
Capital Share Transactions
Issued	1,013,801	1,046,185
Issued in Lieu of Cash Distributions	71,418	138,107
Redeemed	(785,926)	(806,297)
Net Increase (Decrease) from Capital Share Transactions	299,293	377,995
Total Increase (Decrease)	279,032	701,537
Net Assets
Beginning of Period	4,713,845	4,012,308
End of Period	4,992,877	4,713,845

1 Certain prior period numbers have been reclassified to conform with current period presentation.

See accompanying Notes, which are an integral part of the Financial Statements.

8

LifeStrategy Income Fund

Financial Highlights

Six Months
	Ended
For a Share Outstanding	April 30,			Year Ended October 31,
Throughout Each Period	2020	2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$16.24	$15.08	$15.56	$15.14	$14.86	$14.93
Investment Operations
Net Investment Income	.252 [1]	.425 [1]	.376 [1]	.332 [1]	.312	.309
Capital Gain Distributions Received	—	—	.002 [1]	.008 [1]	.012	.012
Net Realized and Unrealized Gain (Loss) on Investments	(.031)	1.284	(.470)	.422	.323	(.021)
Total from Investment Operations	.221	1.709	(.092)	.762	.647	.300
Distributions
Dividends from Net Investment Income	(.258)	(.435)	(.368)	(.334)	(.309)	(.309)
Distributions from Realized Capital Gains	(.003)	(.114)	(.020)	(.009)	(.058)	(.061)
Total Distributions	(.261)	(.549)	(.388)	(.343)	(.367)	(.370)
Net Asset Value, End of Period	$16.20	$16.24	$15.08	$15.56	$15.14	$14.86

Total Return[2]	1.38%	11.60%	-0.63%	5.12%	4.42%	2.03%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$4,993	$4,714	$4,012	$4,208	$3,814	$3,338
Ratio of Total Expenses to Average Net Assets	—	—	—	—	—	—
Acquired Fund Fees and Expenses	0.11%	0.11%	0.11%	0.11%	0.12%	0.12%
Ratio of Net Investment Income to Average Net Assets	3.13%	2.72%	2.43%	2.18%	2.09%	2.08%
Portfolio Turnover Rate	12%	6%	9%	4%	4%	14%

The expense ratio, acquired fund fees and expenses, and net investment income ratio for the current period have been annualized.

1	Calculated based on average shares outstanding.

2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.

See accompanying Notes, which are an integral part of the Financial Statements.

9

LifeStrategy Income Fund

Notes to Financial Statements

Vanguard LifeStrategy Income Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund follows a balanced investment strategy by investing in selected Vanguard funds to achieve its targeted allocation of assets to U.S. and international stocks, and U.S. and international bonds. Financial statements and other information about each underlying fund are available on vanguard.com.

Market disruptions associated with the COVID-19 pandemic have had a global impact, and uncertainty exists as to the long-term implications. Such disruptions can adversely affect assets of the fund and thus fund performance.

A.  The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.

2. Futures Contracts: The fund uses stock and bond futures contracts to a limited extent, with the objectives of maintaining full exposure to the market and maintaining its target asset allocation. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of investments held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any assets pledged as initial margin for open contracts are noted in the Schedule of Investments.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.

During the six months ended April 30, 2020, the fund’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.

3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (October 31, 2016–2019), and for the period ended April 30, 2020, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

10

LifeStrategy Income Fund

4. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.

5. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group (“Vanguard”) participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and, effective May 2020, an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes, subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate (or an acceptable alternate rate, if necessary), federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread, except that borrowings under the uncommitted credit facility may bear interest based upon an alternative rate agreed to by the fund and Vanguard.

In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight, but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.

For the six months ended April 30, 2020, the fund did not utilize the credit facilities or the Interfund Lending Program.

6. Other: Income and capital gain distributions received are recorded on the ex-dividend date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

B.  In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees. The FSA provides that expenses otherwise allocable to Vanguard funds-of-funds may be reduced or eliminated to the extent of savings realized by the underlying Vanguard funds by virtue of being part of a fund-of-funds. Accordingly, all expenses for services provided by Vanguard to the fund and all other expenses incurred by the fund during the period ended April 30, 2020, were borne by the underlying Vanguard funds in which the fund invests. The fund’s trustees and officers are also trustees and officers, respectively, of the Vanguard underlying funds, as well as directors and employees, respectively, of Vanguard.

11

LifeStrategy Income Fund

C.  Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.

At April 30, 2020, 100% of the market value of the fund’s investments and derivatives was determined based on Level 1 inputs.

D.  As of April 30, 2020, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:

Amount
($000)
Tax Cost	4,384,985
Gross Unrealized Appreciation	630,783
Gross Unrealized Depreciation	(23,120)
Net Unrealized Appreciation (Depreciation)	607,663

E.  Capital shares issued and redeemed were:

	Six Months Ended	Year Ended
	April 30, 2020	October 31, 2019
	Shares	Shares
	(000)	(000)
Issued	62,862	66,907
Issued in Lieu of Cash Distributions	4,450	9,024
Redeemed	(49,332)	(51,827)
Net Increase (Decrease) in Shares Outstanding	17,980	24,104

12

LifeStrategy Income Fund

F.  Transactions during the period in affiliated underlying Vanguard funds were as follows:

		Current Period Transactions
	Oct. 31,		Proceeds	Realized				April 30,
	2019		from	Net	Change in		Capital Gain	2020
	Market	Purchases	Securities	Gain	Unrealized		Distributions	Market
	Value	at Cost	Sold	(Loss )	App. (Dep. )	Income	Received	Value
	($000)	($000)	($000)	($000)	($000)	($000)	($000)	($000)
Vanguard Market Liquidity Fund	1,586	NA1	NA1	(2)	1	17	—	21,145
Vanguard Total Bond Market II Index Fund	2,642,555	375,163	326,191	2,987	83,245	34,453	—	2,777,759
Vanguard Total International Bond Index Fund	1,101,604	177,556	81,715	(506)	(19,192)	30,471	—	1,177,747
Vanguard Total International Stock Index Fund	393,129	102,563	31,710	836	(58,798)	5,190	—	406,020
Vanguard Total Stock Market Index Fund	574,706	184,678	122,134	(7,084)	(20,193)	5,777	—	609,973
Total	4,713,580	839,960	561,750	(3,769)	(14,937)	75,908	—	4,992,644

1 Not applicable—purchases and sales are for temporary cash investment purposes.

G.  Management has determined that no other events or transactions occurred subsequent to April 30, 2020, that would require recognition or disclosure in these financial statements.

13

LifeStrategy Conservative Growth Fund

Underlying Vanguard Funds

As of April 30, 2020

Vanguard Total Bond Market II Index Fund Investor Shares	41.9%
Vanguard Total Stock Market Index Fund Investor Shares	24.2
Vanguard Total International Bond Index Fund Investor Shares	17.6
Vanguard Total International Stock Index Fund Investor Shares	16.3

The table reflects the fund’s investments, except for short-term investments and derivatives.

14

LifeStrategy Conservative Growth Fund

Financial Statements (unaudited)

Schedule of Investments

As of April 30, 2020

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.

			Market
			Value•
		Shares	($000)
	Investment Companies (99.4%)
	U.S. Stock Fund (24.1%)
	Vanguard Total Stock Market Index Fund Investor Shares	34,201,747	2,429,692

	International Stock Fund (16.2%)
	Vanguard Total International Stock Index Fund Investor Shares	112,491,171	1,638,996

	U.S. Bond Fund (41.6%)
1	Vanguard Total Bond Market II Index Fund Investor Shares	367,050,474	4,195,387

	International Bond Fund (17.5%)
	Vanguard Total International Bond Index Fund Investor Shares	154,006,008	1,766,449
	Total Investment Companies (Cost $7,812,590)		10,030,524
	Temporary Cash Investment (0.6%)
	Money Market Fund (0.6%)
1	Vanguard Market Liquidity Fund, 0.522% (Cost $58,427)	584,268	58,427
	Total Investments (100.0%) (Cost $7,871,017)		10,088,951
	Other Assets and Liabilities—Net (0.0%)		3,349
	Net Assets (100%)		10,092,300

Cost rounded to $000.

•	See Note A in Notes to Financial Statements.

1	Affiliated fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown for Vanguard Market Liquidity Fund is the 7-day yield.

15

LifeStrategy Conservative Growth Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
($000)
Value and
		Number of		Unrealized
		Long (Short)	Notional	Appreciation
	Expiration	Contracts	Amount	(Depreciation	)
Long Futures Contracts
10-Year U.S. Treasury Note	June 2020	439	61,048	13

See accompanying Notes, which are an integral part of the Financial Statements.

16

LifeStrategy Conservative Growth Fund

Statement of Assets and Liabilities

As of April 30, 2020

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value—Affiliated Funds (Cost $7,871,017)	10,088,951
Receivables for Investment Securities Sold	709
Receivables for Accrued Income	9,251
Receivables for Capital Shares Issued	7,803
Variation Margin Receivable—Futures Contracts	13
Total Assets	10,106,727
Liabilities
Payables for Investment Securities Purchased	9,250
Payables for Capital Shares Redeemed	5,177
Total Liabilities	14,427
Net Assets	10,092,300

At April 30, 2020, net assets consisted of:

Paid-in Capital	7,829,289
Total Distributable Earnings (Loss)	2,263,011
Net Assets	10,092,300

Net Assets
Applicable to 497,059,777 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	10,092,300
Net Asset Value Per Share	$20.30

See accompanying Notes, which are an integral part of the Financial Statements.

17

LifeStrategy Conservative Growth Fund

Statement of Operations

Six Months Ended
April 30, 2020
($000)
Investment Income
Income
Income Distributions Received from Affiliated Funds	151,531
Other Income	4
Net Investment Income—Note B	151,535
Realized Net Gain (Loss)
Capital Gain Distributions Received from Affiliated Funds	—
Affiliated Funds Sold	32,869
Realized Net Gain (Loss)	32,869
Change in Unrealized Appreciation (Depreciation)
Affiliated Funds	(294,919)
Futures Contracts	13
Change in Unrealized Appreciation (Depreciation)	(294,906)
Net Increase (Decrease) in Net Assets Resulting from Operations	(110,502)

See accompanying Notes, which are an integral part of the Financial Statements.

18

LifeStrategy Conservative Growth Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	April 30,	October 31,
	2020	2019
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	151,535	255,585
Realized Net Gain (Loss)	32,869	10,771
Change in Unrealized Appreciation (Depreciation)	(294,906)	836,818
Net Increase (Decrease) in Net Assets Resulting from Operations	(110,502)	1,103,174
Distributions[1]
Total Distributions	(158,559)	(357,101)
Capital Share Transactions
Issued	1,124,794	1,657,650
Issued in Lieu of Cash Distributions	148,850	337,465
Redeemed	(1,384,836)	(1,516,746)
Net Increase (Decrease) from Capital Share Transactions	(111,192)	478,369
Total Increase (Decrease)	(380,253)	1,224,442
Net Assets
Beginning of Period	10,472,553	9,248,111
End of Period	10,092,300	10,472,553

1 Certain prior period numbers have been reclassified to conform with current period presentation.

See accompanying Notes, which are an integral part of the Financial Statements.

19

LifeStrategy Conservative Growth Fund

Financial Highlights

	Six Months
	Ended
For a Share Outstanding	April 30,	Year Ended October 31,
Throughout Each Period	2020	2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$20.79	$19.29	$19.85	$18.55	$18.36	$18.86
Investment Operations
Net Investment Income	.300 [1]	.521 [1]	.466 [1]	.417 [1]	.389	.385
Capital Gain Distributions Received	—	—	.002 [1]	.008 [1]	.012	.018
Net Realized and Unrealized Gain (Loss) on Investments	(.473)	1.715	(.520)	1.332	.358	(.057)
Total from Investment Operations	(.173)	2.236	(.052)	(1.757)	.759	.346
Distributions
Dividends from Net Investment Income	(.308)	(.531)	(.457)	(.418)	(.387)	(.385)
Distributions from Realized Capital Gains	(.009)	(.205)	(.051)	(.039)	(.182)	(.461)
Total Distributions	(.317)	(.736)	(.508)	(.457)	(.569)	(.846)
Net Asset Value, End of Period	$20.30	$20.79	$19.29	$19.85	$18.55	$18.36

Total Return[2]	-0.84%	11.94%	-0.33%	9.61%	4.24%	1.86%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$10,092	$10,473	$9,248	$9,365	$8,145	$7,599
Ratio of Total Expenses to Average Net Assets	—	—	—	—	—	—
Acquired Fund Fees and Expenses	0.12%	0.12%	0.12%	0.12%	0.13%	0.13%
Ratio of Net Investment Income to Average Net Assets	2.93%	2.61%	2.34%	2.18%	2.13%	2.07%
Portfolio Turnover Rate	17%	9%	11%	6%	9%	16%

The expense ratio, acquired fund fees and expenses, and net investment income ratio for the current period have been annualized.

1	Calculated based on average shares outstanding.

2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.

See accompanying Notes, which are an integral part of the Financial Statements.

20

LifeStrategy Conservative Growth Fund

Notes to Financial Statements

Vanguard LifeStrategy Conservative Growth Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund follows a balanced investment strategy by investing in selected Vanguard funds to achieve its targeted allocation of assets to U.S. and international stocks, and U.S. and international bonds. Financial statements and other information about each underlying fund are available on vanguard.com.

Market disruptions associated with the COVID-19 pandemic have had a global impact, and uncertainty exists as to the long-term implications. Such disruptions can adversely affect assets of the fund and thus fund performance.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.

2. Futures Contracts: The fund uses stock and bond futures contracts to a limited extent, with the objectives of maintaining full exposure to the market and maintaining its target asset allocation. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of investments held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any assets pledged as initial margin for open contracts are noted in the Schedule of Investments.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.

During the six months ended April 30, 2020, the fund’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.

3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (October 31, 2016–2019), and for the period ended April 30, 2020, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

21

LifeStrategy Conservative Growth Fund

4. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.

5. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group (“Vanguard”) participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and, effective May 2020, an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes, subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate (or an acceptable alternate rate, if necessary), federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread, except that borrowings under the uncommitted credit facility may bear interest based upon an alternative rate agreed to by the fund and Vanguard.

In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight, but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.

For the six months ended April 30, 2020, the fund did not utilize the credit facilities or the Interfund Lending Program.

6. Other: Income and capital gain distributions received are recorded on the ex-dividend date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

B. In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees. The FSA provides that expenses otherwise allocable to Vanguard funds-of-funds may be reduced or eliminated to the extent of savings realized by the underlying Vanguard funds by virtue of being part of a fund-of-funds. Accordingly, all expenses for services provided by Vanguard to the fund and all other expenses incurred by the fund during the period ended April 30, 2020, were borne by the underlying Vanguard funds in which the fund invests. The fund’s trustees and officers are also trustees and officers, respectively, of the Vanguard underlying funds, as well as directors and employees, respectively, of Vanguard.

22

LifeStrategy Conservative Growth Fund

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.

At April 30, 2020, 100% of the market value of the fund’s investments and derivatives was determined based on Level 1 inputs.

D. As of April 30, 2020, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:

Amount
($000)
Tax Cost	7,871,017
Gross Unrealized Appreciation	2,283,577
Gross Unrealized Depreciation	(65,630)
Net Unrealized Appreciation (Depreciation)	2,217,947

E. Capital shares issued and redeemed were:

	Six Months Ended	Year Ended
	April 30, 2020	October 31, 2019
	Shares	Shares
	(000)	(000)
Issued	54,568	83,257
Issued in Lieu of Cash Distributions	7,258	17,485
Redeemed	(68,456)	(76,496)
Net Increase (Decrease) in Shares Outstanding	(6,630)	24,246

23

LifeStrategy Conservative Growth Fund

F.  Transactions during the period in affiliated underlying Vanguard funds were as follows:

		Current Period Transactions
	Oct. 31,		Proceeds	Realized				April 30,
	2019		from	Net	Change in		Capital Gain	2020
	Market	Purchases	Securities	Gain	Unrealized		Distributions	Market
	Value	at Cost	Sold	(Loss )	App. (Dep. )	Income	Received	Value
	($000)	($000)	($000)	($000)	($000)	($000)	($000)	($000)
Vanguard Market Liquidity Fund	3,957	NA1	NA1	(2)	(1)	29	—	58,427
Vanguard Total Bond Market II Index Fund	4,399,222	640,622	982,992	24,740	113,795	55,224	—	4,195,387
Vanguard Total International Bond Index Fund	1,840,359	217,293	259,561	4,981	(36,623)	49,831	—	1,766,449
Vanguard Total International Stock Index Fund	1,699,621	339,882	154,595	1,357	(247,269)	22,400	—	1,638,996
Vanguard Total Stock Market Index Fund	2,526,700	548,692	522,672	1,793	(124,821)	24,047	—	2,429,692
Total	10,469,859	1,746,489	1,919,820	32,869	(294,919)	151,531	—	10,088,951

1 Not applicable—purchases and sales are for temporary cash investment purposes.

G.  Management has determined that no other events or transactions occurred subsequent to April 30, 2020, that would require recognition or disclosure in these financial statements.

24

LifeStrategy Moderate Growth Fund

Underlying Vanguard Funds

As of April 30, 2020

Vanguard Total Stock Market Index Fund Investor Shares	36.3%
Vanguard Total Bond Market II Index Fund Investor Shares	27.8
Vanguard Total International Stock Index Fund Investor Shares	24.4
Vanguard Total International Bond Index Fund Investor Shares	11.5

The table reflects the fund’s investments, except for short-term investments and derivatives.

25

LifeStrategy Moderate Growth Fund

Financial Statements (unaudited)

Schedule of Investments

As of April 30, 2020

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.

		Market
		Value•
	Shares	($000)
Investment Companies (99.5%)
U.S. Stock Fund (36.1%)
Vanguard Total Stock Market Index Fund Investor Shares	83,059,647	5,900,557

International Stock Fund (24.2%)
Vanguard Total International Stock Index Fund Investor Shares	271,609,322	3,957,348

U.S. Bond Fund (27.7%)
[1] Vanguard Total Bond Market II Index Fund Investor Shares	395,704,124	4,522,898

International Bond Fund (11.5%)
Vanguard Total International Bond Index Fund Investor Shares	163,371,715	1,873,874
Total Investment Companies (Cost $11,538,964)		16,254,677
Temporary Cash Investment (0.5%)
Money Market Fund (0.5%)
[1] Vanguard Market Liquidity Fund, 0.522% (Cost $88,364)	883,640	88,364
Total Investments (100.0%) (Cost $11,627,328)		16,343,041
Other Assets and Liabilities—Net (0.0%)		4,154
Net Assets (100%)		16,347,195

Cost rounded to $000.

•	See Note A in Notes to Financial Statements.

1	Affiliated fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown for Vanguard Market Liquidity Fund is the 7-day yield.

26

LifeStrategy Moderate Growth Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
($000)
Value and
		Number of			Unrealized
		Long (Short	)	Notional	Appreciation
	Expiration	Contracts		Amount	(Depreciation	)
Long Futures Contracts
10-Year U.S. Treasury Note	June 2020	651		90,530	20

See accompanying Notes, which are an integral part of the Financial Statements.

27

LifeStrategy Moderate Growth Fund

Statement of Assets and Liabilities

As of April 30, 2020

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value—Affiliated Funds (Cost $11,627,328)	16,343,041
Receivables for Investment Securities Sold	3,347
Receivables for Accrued Income	9,909
Receivables for Capital Shares Issued	8,078
Variation Margin Receivable—Futures Contracts	20
Total Assets	16,364,395
Liabilities
Payables for Investment Securities Purchased	9,910
Payables for Capital Shares Redeemed	7,290
Total Liabilities	17,200
Net Assets	16,347,195

At April 30, 2020, net assets consisted of:

Paid-in Capital	11,494,730
Total Distributable Earnings (Loss)	4,852,465
Net Assets	16,347,195

Net Assets
Applicable to 605,906,229 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	16,347,195
Net Asset Value Per Share	$26.98

See accompanying Notes, which are an integral part of the Financial Statements.

28

LifeStrategy Moderate Growth Fund

Statement of Operations

Six Months Ended
April 30, 2020
($000)
Investment Income
Income
Income Distributions Received from Affiliated Funds	230,591
Other Income	20
Net Investment Income — Note B	230,611
Realized Net Gain (Loss)
Capital Gain Distributions Received from Affiliated Funds	—
Affiliated Funds Sold	60,465
Realized Net Gain (Loss)	60,465
Change in Unrealized Appreciation (Depreciation)
Affiliated Funds	(880,210)
Futures Contracts	20
Change in Unrealized Appreciation (Depreciation)	(880,190)
Net Increase (Decrease) in Net Assets Resulting from Operations	(589,114)

See accompanying Notes, which are an integral part of the Financial Statements.

29

LifeStrategy Moderate Growth Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	April 30,	October 31,
	2020	2019
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	230,611	403,731
Realized Net Gain (Loss)	60,465	20,300
Change in Unrealized Appreciation (Depreciation)	(880,190)	1,440,885
Net Increase (Decrease) in Net Assets Resulting from Operations	(589,114)	1,864,916
Distributions[1]
Total Distributions	(266,802)	(614,421)
Capital Share Transactions
Issued	1,531,768	2,533,326
Issued in Lieu of Cash Distributions	253,833	587,258
Redeemed	(1,864,465)	(2,483,656)
Net Increase (Decrease) from Capital Share Transactions	(78,864)	636,928
Total Increase (Decrease)	(934,780)	1,887,423
Net Assets
Beginning of Period	17,281,975	15,394,552
End of Period	16,347,195	17,281,975

1 Certain prior period numbers have been reclassified to conform with current period presentation.

See accompanying Notes, which are an integral part of the Financial Statements.

30

LifeStrategy Moderate Growth Fund

Financial Highlights

	Six Months
	Ended
For a Share Outstanding	April 30,	Year Ended October 31,
Throughout Each Period	2020	2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$28.29	$26.26	$26.90	$24.10	$24.08	$24.32
Investment Operations
Net Investment Income	.375[1]	.673[1]	.616[1]	.556[1]	.509	.501
Capital Gain Distributions Received	—	—	.002[1]	.007[1]	.010	.017
Net Realized and Unrealized Gain (Loss) on Investments	(1.249)	2.403	(.622)	2.795	.398	(.099)
Total from Investment Operations	(.874)	3.076	(.004)	3.358	.917	.419
Distributions
Dividends from Net Investment Income	(.418)	(.684)	(.593)	(.547)	(.505)	(.501)
Distributions from Realized Capital Gains	(.018)	(.362)	(.043)	(.011)	(.392)	(.158)
Total Distributions	(.436)	(1.046)	(.636)	(.558)	(.897)	(.659)
Net Asset Value, End of Period	$26.98	$28.29	$26.26	$26.90	$24.10	$24.08

Total Return[2]	-3.19%	12.20%	-0.08%	14.14%	3.96%	1.71%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$16,347	$17,282	$15,395	$15,729	$13,095	$12,276
Ratio of Total Expenses to Average Net Assets	—	—	—	—	—	—
Acquired Fund Fees and Expenses	0.13%	0.13%	0.13%	0.13%	0.14%	0.14%
Ratio of Net Investment Income to Average Net Assets	2.70%	2.50%	2.26%	2.19%	2.16%	2.07%
Portfolio Turnover Rate	15%	9%	12%	6%	9%	16%

The expense ratio, acquired fund fees and expenses, and net investment income ratio for the current period have been annualized.

1	Calculated based on average shares outstanding.

2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.

See accompanying Notes, which are an integral part of the Financial Statements.

31

LifeStrategy Moderate Growth Fund

Notes to Financial Statements

Vanguard LifeStrategy Moderate Growth Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund follows a balanced investment strategy by investing in selected Vanguard funds to achieve its targeted allocation of assets to U.S. and international stocks, and U.S. and international bonds. Financial statements and other information about each underlying fund are available on vanguard.com.

Market disruptions associated with the COVID-19 pandemic have had a global impact, and uncertainty exists as to the long-term implications. Such disruptions can adversely affect assets of the fund and thus fund performance.

A.  The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.

2. Futures Contracts: The fund uses stock and bond futures contracts to a limited extent, with the objectives of maintaining full exposure to the market and maintaining its target asset allocation. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of investments held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any assets pledged as initial margin for open contracts are noted in the Schedule of Investments.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.

During the six months ended April 30, 2020, the fund’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.

3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (October 31, 2016–2019), and for the period ended April 30, 2020, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

32

LifeStrategy Moderate Growth Fund

4. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.

5. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group (“Vanguard”) participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and, effective May 2020, an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes, subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate (or an acceptable alternate rate, if necessary), federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread, except that borrowings under the uncommitted credit facility may bear interest based upon an alternative rate agreed to by the fund and Vanguard.

In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight, but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.

For the six months ended April 30, 2020, the fund did not utilize the credit facilities or the Interfund Lending Program.

6. Other: Income and capital gain distributions received are recorded on the ex-dividend date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

B.  In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees. The FSA provides that expenses otherwise allocable to Vanguard funds-of-funds may be reduced or eliminated to the extent of savings realized by the underlying Vanguard funds by virtue of being part of a fund-of-funds. Accordingly, all expenses for services provided by Vanguard to the fund and all other expenses incurred by the fund during the period ended April 30, 2020, were borne by the underlying Vanguard funds in which the fund invests. The fund’s trustees and officers are also trustees and officers, respectively, of the Vanguard underlying funds, as well as directors and employees, respectively, of Vanguard.

33

LifeStrategy Moderate Growth Fund

C.  Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.

At April 30, 2020, 100% of the market value of the fund’s investments and derivatives was determined based on Level 1 inputs.

D.  As of April 30, 2020, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:

Amount
($000)
Tax Cost	11,627,328
Gross Unrealized Appreciation	4,910,214
Gross Unrealized Depreciation	(194,481)
Net Unrealized Appreciation (Depreciation)	4,715,733

E.  Capital shares issued and redeemed were:

	Six Months Ended	Year Ended
	April 30, 2020	October 31, 2019
	Shares	Shares
	(000)	(000)
Issued	54,794	94,122
Issued in Lieu of Cash Distributions	8,774	23,094
Redeemed	(68,547)	(92,590)
Net Increase (Decrease) in Shares Outstanding	(4,979)	24,626

34

LifeStrategy Moderate Growth Fund

F.  Transactions during the period in affiliated underlying Vanguard funds were as follows:

					Current Period Transactions
	Oct. 31,		Proceeds	Realized				April 30,
	2019		from	Net	Change in		Capital Gain	2020
	Market	Purchases	Securities	Gain	Unrealized		Distributions	Market
	Value	at Cost	Sold	(Loss )	App. (Dep. )	Income	Received	Value
	($000)	($000)	($000)	($000)	($000)	($000)	($000)	($000)
Vanguard Market Liquidity Fund	5,262	NA1	NA1	2	—	45	—	88,364
Vanguard Total Bond Market II Index Fund	4,794,796	937,824	1,365,033	42,842	112,469	60,498	—	4,522,898
Vanguard Total International Bond Index Fund	2,040,017	265,707	397,328	11,297	(45,819)	55,173	—	1,873,874
Vanguard Total International Stock Index Fund	4,184,588	554,217	158,884	(1,441)	(621,132)	56,549	—	3,957,348
Vanguard Total Stock Market Index Fund	6,257,515	868,392	907,387	7,765	(325,728)	58,326	—	5,900,557
Total	17,282,178	2,626,140	2,828,632	60,465	(880,210)	230,591	—	16,343,041

1 Not applicable—purchases and sales are for temporary cash investment purposes.

G.  Management has determined that no other events or transactions occurred subsequent to April 30, 2020, that would require recognition or disclosure in these financial statements.

35

LifeStrategy Growth Fund

Underlying Vanguard Funds

As of April 30, 2020

Vanguard Total Stock Market Index Fund Investor Shares	48.7%
Vanguard Total International Stock Index Fund Investor Shares	32.1
Vanguard Total Bond Market II Index Fund Investor Shares	13.7
Vanguard Total International Bond Index Fund Investor Shares	5.5

The table reflects the fund’s investments, except for short-term investments and derivatives.

36

LifeStrategy Growth Fund

Financial Statements (unaudited)

Schedule of Investments

As of April 30, 2020

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.

		Market
		Value•
	Shares	($000)
Investment Companies (99.5%)
U.S. Stock Fund (48.3%)
Vanguard Total Stock Market Index Fund Investor Shares	100,353,910	7,129,142

International Stock Fund (32.0%)
Vanguard Total International Stock Index Fund Investor Shares	323,718,435	4,716,578

U.S. Bond Fund (13.7%)
[1] Vanguard Total Bond Market II Index Fund Investor Shares	176,531,109	2,017,750

International Bond Fund (5.5%)
Vanguard Total International Bond Index Fund Investor Shares	70,764,261	811,666
Total Investment Companies (Cost $9,615,398)		14,675,136
Temporary Cash Investment (0.4%)
Money Market Fund (0.4%)
[1] Vanguard Market Liquidity Fund, 0.522% (Cost $57,000)	569,997	57,000
Total Investments (99.9%) (Cost $9,672,398)		14,732,136
Other Assets and Liabilities—Net (0.1%)[2]		8,679
Net Assets (100%)		14,740,815

Cost rounded to $000.

•	See Note A in Notes to Financial Statements.
1	Affiliated fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown for Vanguard Market Liquidity Fund is the 7-day yield.
2	Cash of $910,000 has been segregated as initial margin for open futures contracts.

37

LifeStrategy Growth Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
($000)
Value and
		Number of		Unrealized
		Long (Short)	Notional	Appreciation
	Expiration	Contracts	Amount	(Depreciation	)
Long Futures Contracts
10-Year U.S. Treasury Note	June 2020	454	63,134	14

See accompanying Notes, which are an integral part of the Financial Statements.

38

LifeStrategy Growth Fund

Statement of Assets and Liabilities

As of April 30, 2020

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value—Affiliated Funds (Cost $9,672,398)	14,732,136
Cash	15
Cash Collateral Pledged—Futures Contracts	910
Receivables for Investment Securities Sold	6,290
Receivables for Accrued Income	4,383
Receivables for Capital Shares Issued	8,289
Variation Margin Receivable—Futures Contracts	14
Total Assets	14,752,037
Liabilities
Payables for Investment Securities Purchased	4,369
Payables for Capital Shares Redeemed	6,853
Total Liabilities	11,222
Net Assets	14,740,815

At April 30, 2020, net assets consisted of:

Paid-in Capital	9,544,619
Total Distributable Earnings (Loss)	5,196,196
Net Assets	14,740,815

Net Assets
Applicable to 453,116,765 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	14,740,815
Net Asset Value Per Share	$32.53

See accompanying Notes, which are an integral part of the Financial Statements.

39

LifeStrategy Growth Fund

Statement of Operations

Six Months Ended
April 30, 2020
($000)
Investment Income
Income
Income Distributions Received from Affiliated Funds	191,522
Other Income	12
Net Investment Income—Note B	191,534
Realized Net Gain (Loss)
Capital Gain Distributions Received from Affiliated Funds	—
Affiliated Funds Sold	80,270
Change in Unrealized Appreciation (Depreciation)
Affiliated Funds	(1,173,514)
Futures Contracts	14
Change in Unrealized Appreciation (Depreciation)	(1,173,500)
Net Increase (Decrease) in Net Assets Resulting from Operations	(901,696)

See accompanying Notes, which are an integral part of the Financial Statements.

40

LifeStrategy Growth Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	April 30,	October 31,
	2020	2019
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	191,534	355,355
Realized Net Gain (Loss)	80,270	9,194
Change in Unrealized Appreciation (Depreciation)	(1,173,500)	1,381,554
Net Increase (Decrease) in Net Assets Resulting from Operations	(901,696)	1,746,103
Distributions[1]
Total Distributions	(223,044)	(588,386)
Capital Share Transactions
Issued	1,253,477	2,030,916
Issued in Lieu of Cash Distributions	214,021	567,619
Redeemed	(1,507,548)	(1,990,632)
Net Increase (Decrease) from Capital Share Transactions	(40,050)	607,903
Total Increase (Decrease)	(1,164,790)	1,765,620
Net Assets
Beginning of Period	15,905,605	14,139,985
End of Period	14,740,815	15,905,605

1 Certain prior period numbers have been reclassified to conform with current period presentation.

See accompanying Notes, which are an integral part of the Financial Statements.

41

LifeStrategy Growth Fund

Financial Highlights

	Six Months
	Ended
For a Share Outstanding	April 30,				Year Ended October 31,
Throughout Each Period	2020	2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$34.92	$32.44	$33.11	$28.47	$28.74	$29.12
Investment Operations
Net Investment Income	.419[1]	.789[1]	.742[1]	.673[1]	.611	.598
Capital Gain Distributions Received	—	—	.001[1]	.004[1]	.006	.012
Net Realized and Unrealized Gain (Loss) on Investments	(2.318)	3.029	(.685)	4.632	.354	(.207)
Total from Investment Operations	(1.899)	3.818	.058	5.309	.971	.403
Distributions
Dividends from Net Investment Income	(.484)	(.798)	(.714)	(.666)	(.603)	(.595)
Distributions from Realized Capital Gains	(.007)	(.540)	(.014)	(.003)	(.638)	(.188)
Total Distributions	(.491)	(1.338)	(.728)	(.669)	(1.241)	(.783)
Net Asset Value, End of Period	$32.53	$34.92	$32.44	$33.11	$28.47	$28.74

Total Return[2]	-5.58%	12.34%	0.09%	18.91%	3.54%	1.35%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$14,741	$15,906	$14,140	$14,534	$11,919	$11,238
Ratio of Total Expenses to Average Net Assets	—	—	—	—	—	—
Acquired Fund Fees and Expenses	0.14%	0.14%	0.14%	0.14%	0.15%	0.15%
Ratio of Net Investment Income to Average Net Assets	2.46%	2.38%	2.19%	2.19%	2.20%	2.06%
Portfolio Turnover Rate	9%	6%	10%	6%	5%	13%

The expense ratio, acquired fund fees and expenses, and net investment income ratio for the current period have been annualized.

1	Calculated based on average shares outstanding.

2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.

See accompanying Notes, which are an integral part of the Financial Statements.

42

LifeStrategy Growth Fund

Notes to Financial Statements

Vanguard LifeStrategy Growth Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund follows a balanced investment strategy by investing in selected Vanguard funds to achieve its targeted allocation of assets to U.S. and international stocks, and U.S. and international bonds. Financial statements and other information about each underlying fund are available on vanguard.com.

Market disruptions associated with the COVID-19 pandemic have had a global impact, and uncertainty exists as to the long-term implications. Such disruptions can adversely affect assets of the fund and thus fund performance.

A.  The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.

2. Futures Contracts: The fund uses stock and bond futures contracts to a limited extent, with the objectives of maintaining full exposure to the market and maintaining its target asset allocation. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of investments held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any assets pledged as initial margin for open contracts are noted in the Schedule of Investments.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures.

During the six months ended April 30, 2020, the fund’s average investments in long and short futures contracts each represented less than 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.

3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (October 31, 2016–2019), and for the period ended April 30, 2020, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

43

LifeStrategy Growth Fund

4. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.

5. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group (“Vanguard”) participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and, effective May 2020, an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes, subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate (or an acceptable alternate rate, if necessary), federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread, except that borrowings under the uncommitted credit facility may bear interest based upon an alternative rate agreed to by the fund and Vanguard.

In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight, but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.

For the six months ended April 30, 2020, the fund did not utilize the credit facilities or the Interfund Lending Program.

6. Other: Income and capital gain distributions received are recorded on the ex-dividend date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

B.  In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees. The FSA provides that expenses otherwise allocable to Vanguard funds-of-funds may be reduced or eliminated to the extent of savings realized by the underlying Vanguard funds by virtue of being part of a fund-of-funds. Accordingly, all expenses for services provided by Vanguard to the fund and all other expenses incurred by the fund during the period ended April 30, 2020, were

44

LifeStrategy Growth Fund

borne by the underlying Vanguard funds in which the fund invests. The fund’s trustees and officers are also trustees and officers, respectively, of the Vanguard underlying funds, as well as directors and employees, respectively, of Vanguard.

C.  Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.

At April 30, 2020, 100% of the market value of the fund’s investments and derivatives was determined based on Level 1 inputs.

D.  As of April 30, 2020, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:

Amount
($000)
Tax Cost	9,672,398
Gross Unrealized Appreciation	5,333,408
Gross Unrealized Depreciation	(273,656)
Net Unrealized Appreciation (Depreciation)	5,059,752

E.  Capital shares issued and redeemed were:

	Six Months Ended	Year Ended
	April 30, 2020	October 31, 2019
	Shares	Shares
	(000)	(000)
Issued	36,804	61,416
Issued in Lieu of Cash Distributions	5,907	18,364
Redeemed	(45,050)	(60,249)
Net Increase (Decrease) in Shares Outstanding	(2,339)	19,531

45

LifeStrategy Growth Fund

F.  Transactions during the period in affiliated underlying Vanguard funds were as follows:

					Current Period Transactions
	Oct. 31,		Proceeds	Realized				April 30,
	2019		from	Net	Change in		Capital Gain	2020
	Market	Purchases	Securities	Gain	Unrealized		Distributions	Market
	Value	at Cost	Sold	(Loss)	App. (Dep. )	Income	Received	Value
	($000)	($000)	($000)	($000)	($000)	($000)	($000)	($000)
Vanguard Market Liquidity Fund	5,807	NA1	NA1	—	—	31	—	57,000
Vanguard Total Bond Market II Index Fund	2,195,078	452,932	699,454	21,513	47,681	27,425	—	2,017,750
Vanguard Total International Bond Index Fund	933,251	119,482	225,046	6,748	(22,769)	25,120	—	811,666
Vanguard Total International Stock Index Fund	5,115,160	395,991	27,406	(395)	(766,772)	68,643	—	4,716,578
Vanguard Total Stock Market Index Fund	7,656,395	488,544	636,547	52,404	(431,654)	70,303	—	7,129,142
Total	15,905,691	1,456,949	1,588,453	80,270	(1,173,514)	191,522	—	14,732,136

1 Not applicable—purchases and sales are for temporary cash investment purposes.

G.  Management has determined that no other events or transactions occurred subsequent to April 30, 2020, that would require recognition or disclosure in these financial statements.

46

Liquidity Risk Management

Vanguard funds (except for the money market funds) have adopted and implemented a written liquidity risk management program (the “Program”) as required by Rule 22e-4 under the Investment Company Act of 1940. Rule 22e-4 requires that each fund adopt a program that is reasonably designed to assess and manage the fund’s liquidity risk, which is the risk that the fund could not meet redemption requests without significant dilution of remaining investors’ interests in the fund.

Assessment and management of a fund’s liquidity risk under the Program take into consideration certain factors, such as the fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions, its short- and long-term cash-flow projections during both normal and reasonably foreseeable stressed conditions, and its cash and cash-equivalent holdings and access to other funding sources. As required by the rule, the Program includes policies and procedures for classification of fund portfolio holdings in four liquidity categories, maintaining certain levels of highly liquid investments, and limiting holdings of illiquid investments.

The board of trustees of Vanguard Star Funds approved the appointment of liquidity risk management program administrators responsible for administering the Program for Vanguard LifeStrategy Income Fund, Vanguard LifeStrategy Conservative Growth Fund, Vanguard LifeStrategy Moderate Growth Fund, and Vanguard LifeStrategy Growth Fund, and for carrying out the specific responsibilities set forth in the Program, including reporting to the board on at least an annual basis regarding the Program’s operation, its adequacy, and the effectiveness of its implementation for the past year (the “Program Administrator Report”). The board has reviewed the Program Administrator Report covering the period from December 1, 2018, through December 31, 2019 (the “Review Period”). The Program Administrator Report stated that during the Review Period the Program operated and was implemented effectively to manage the funds’ liquidity risk.

47

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Connect with Vanguard® > vanguard.com

Fund Information > 800-662-7447

Direct Investor Account Services > 800-662-2739

Institutional Investor Services > 800-523-1036

Text Telephone for People

Who Are Deaf or Hard of Hearing > 800-749-7273

This material may be used in conjunction with the offering of shares of any Vanguard fund only if preceded or accompanied by the fund’s current prospectus.

You can obtain a free copy of Vanguard’s proxy voting guidelines by visiting vanguard.com/proxyreporting or by calling Vanguard at 800-662-2739. The guidelines are also available from the SEC’s website, www.sec.gov. In addition, you may obtain a free report on how your fund voted the proxies for securities it owned during the 12 months ended June 30. To get the report, visit either vanguard.com/proxyreporting or www.sec.gov.

You can review information about your fund on the SEC’s website, and you can receive copies of this information, for a fee, by sending a request via email addressed to publicinfo@sec.gov.

© 2020 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.

Q882 062020

Semiannual Report | April 30, 2020

Vanguard STAR® Fund

See the inside front cover for important information about access to your fund’s annual and semiannual shareholder reports.

Important information about access to shareholder reports

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of your fund’s annual and semiannual shareholder reports will no longer be sent to you by mail, unless you specifically request them. Instead, you will be notified by mail each time a report is posted on the website and will be provided with a link to access the report.

If you have already elected to receive shareholder reports electronically, you will not be affected by this change and do not need to take any action. You may elect to receive shareholder reports and other communications from the fund electronically by contacting your financial intermediary (such as a broker-dealer or bank) or, if you invest directly with the fund, by calling Vanguard at one of the phone numbers on the back cover of this report or by logging on to vanguard.com.

You may elect to receive paper copies of all future shareholder reports free of charge. If you invest through a financial intermediary, you can contact the intermediary to request that you continue to receive paper copies. If you invest directly with the fund, you can call Vanguard at one of the phone numbers on the back cover of this report or log on to vanguard.com. Your election to receive paper copies will apply to all the funds you hold through an intermediary or directly with Vanguard.

Contents

About Your Fund’s Expenses.	1

Financial Statements	4

Trustees Approve Advisory Arrangement	13

Liquidity Risk Management	15

About Your Fund’s Expenses

As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.

A typical fund’s expenses are expressed as a percentage of its average net assets. The STAR Fund has no direct expenses, but bears its proportionate share of the costs for the underlying funds in which it invests. These indirect expenses make up the acquired fund fees and expenses, also expressed as a percentage of average net assets.

The following examples are intended to help you understand the ongoing cost (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period. The costs were calculated using the acquired fund fees and expenses for the STAR Fund.

The accompanying table illustrates your fund’s costs in two ways:

•      Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund‘s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“

•      Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

1

Six Months Ended April 30, 2020

	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
STAR Fund	10/31/2019	4/30/2020	Period
Based on Actual Fund Return	$1,000.00	$989.72	$1.53
Based on Hypothetical 5% Yearly Return	1,000.00	1,023.32	1.56

The calculations are based on acquired fund fees and expenses charged by the underlying mutual funds in which the STAR Fund invests. The STAR Fund’s annualized expense figure for the period is 0.31%. The dollar amounts shown as ”Expenses Paid” are equal to the annualized average weighted expense ratio for the underlying funds multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (182/366).

2

STAR Fund

Underlying Vanguard Funds

As of April 30, 2020

Vanguard Windsor™ II Fund Investor Shares	14.3%
Vanguard GNMA Fund Investor Shares	12.5
Vanguard Short-Term Investment-Grade Fund Investor Shares	12.4
Vanguard Long-Term Investment-Grade Fund Investor Shares	12.3
Vanguard U.S. Growth Fund Investor Shares	12.2
Vanguard International Growth Fund Investor Shares	9.5
Vanguard International Value Fund	9.3
Vanguard Windsor Fund Investor Shares	7.7
Vanguard PRIMECAP Fund Investor Shares	6.1
Vanguard Explorer™ Fund Investor Shares	3.7

The table reflects the fund's investments, except for short-term investments.

3

STAR Fund

Financial Statements (unaudited)

Schedule of Investments

As of April 30, 2020

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.

		Market
		Value•
	Shares	($000)
Investment Companies (100.0%)
U.S. Stock Funds (44.0%)
Vanguard Windsor II Fund Investor Shares	97,450,639	3,015,123
Vanguard U.S. Growth Fund Investor Shares	58,285,721	2,583,223
Vanguard Windsor Fund Investor Shares	94,388,876	1,622,545
Vanguard PRIMECAP Fund Investor Shares	10,541,947	1,279,898
Vanguard Explorer Fund Investor Shares	8,783,885	784,664
		9,285,453
International Stock Funds (18.8%)
Vanguard International Growth Fund Investor Shares	65,738,423	1,996,476
Vanguard International Value Fund	66,040,912	1,960,754
		3,957,230
U.S. Bond Funds (37.2%)
Vanguard GNMA Fund Investor Shares	242,892,862	2,632,959
Vanguard Short-Term Investment-Grade Fund Investor Shares	244,774,356	2,626,429
Vanguard Long-Term Investment-Grade Fund Investor Shares	225,021,378	2,601,247
		7,860,635
Total Investment Companies (Cost $14,658,586)		21,103,318
Temporary Cash Investment (0.0%)
Money Market Fund (0.0%)
[1] Vanguard Market Liquidity Fund, 0.522% (Cost $797)	7,971	797
Total Investments (100.0%) (Cost $14,659,383)		21,104,115
Other Assets and Liabilities—Net (0.0%)		(407)
Net Assets (100%)		21,103,708

Cost rounded to $000.

•	See Note A in Notes to Financial Statements.
1	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

See accompanying Notes, which are an integral part of the Financial Statements.

4

STAR Fund

Statement of Assets and Liabilities

As of April 30, 2020

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value—Affiliated Funds (Cost $14,659,383)	21,104,115
Receivables for Investment Securities Sold	4,248
Receivables for Accrued Income	16,490
Receivables for Capital Shares Issued	5,580
Total Assets	21,130,433
Liabilities
Payables for Investment Securities Purchased	16,490
Payables for Capital Shares Redeemed	10,235
Total Liabilities	26,725
Net Assets	21,103,708

At April 30, 2020, net assets consisted of:

Paid-in Capital	13,887,197
Total Distributable Earnings (Loss)	7,216,511
Net Assets	21,103,708

Net Assets
Applicable to 816,054,308 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	21,103,708
Net Asset Value Per Share	$25.86

See accompanying Notes, which are an integral part of the Financial Statements.

5

STAR Fund

Statement of Operations

Six Months Ended
April 30, 2020
($000)
Investment Income
Income
Income Distributions Received from Affiliated Funds	281,756
Other Income	35
Net Investment Income—Note B	281,791
Realized Net Gain (Loss)
Capital Gain Distributions Received from Affiliated Funds	651,439
Affiliated Funds Sold	77,240
Realized Net Gain (Loss)	728,679
Change in Unrealized Appreciation (Depreciation) from Affiliated Funds	(1,262,817)
Net Increase (Decrease) in Net Assets Resulting from Operations	(252,347)

See accompanying Notes, which are an integral part of the Financial Statements.

6

STAR Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	April 30,	October 31,
	2020	2019
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	281,791	469,974
Realized Net Gain (Loss)	728,679	988,577
Change in Unrealized Appreciation (Depreciation)	(1,262,817)	1,098,776
Net Increase (Decrease) in Net Assets Resulting from Operations	(252,347)	2,557,327
Distributions1
Total Distributions	(1,164,928)	(1,306,462)
Capital Share Transactions
Issued	797,576	1,219,901
Issued in Lieu of Cash Distributions	1,101,778	1,238,073
Redeemed	(1,603,071)	(2,282,638)
Net Increase (Decrease) from Capital Share Transactions	296,283	175,336
Total Increase (Decrease)	(1,120,992)	1,426,201
Net Assets
Beginning of Period	22,224,700	20,798,499
End of Period	21,103,708	22,224,700

1	Certain prior period numbers have been reclassified to conform with current period presentation.

See accompanying Notes, which are an integral part of the Financial Statements.

7

STAR Fund

Financial Highlights

	Six Months
	Ended
For a Share Outstanding	April 30,			Year Ended October 31,
Throughout Each Period	2020	2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$27.51	$26.10	$27.15	$24.32	$24.76	$25.27
Investment Operations
Net Investment Income	.342 [1]	.576 [1]	.537 [1]	.503[1]	.470	.523
Capital Gain Distributions Received	.792 [1]	1.177 [1]	.711 [1]	.470[1]	.683	.319
Net Realized and Unrealized Gain (Loss)
on Investments	(1.334)	1.310	(1.070)	2.993	(.293)	(.329)
Total from Investment Operations	(.200)	3.063	.178	3.966	.860	.513
Distributions
Dividends from Net Investment Income	(.366)	(.613)	(.514)	(.499)	(.477)	(.530)
Distributions from Realized Capital Gains	(1.084)	(1.040)	(.714)	(.637)	(.823)	(.493)
Total Distributions	(1.450)	(1.653)	(1.228)	(1.136)	(1.300)	(1.023)
Net Asset Value, End of Period	$25.86	$27.51	$26.10	$27.15	$24.32	$24.76

Total Return[2]	-1.03%	12.72%	0.54%	16.96%	3.68%	2.03%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$21,104	$22,225	$20,798	$21,270	$18,715	$18,830
Ratio of Total Expenses to
Average Net Assets	—	—	—	—	—	—
Acquired Fund Fees and Expenses	0.31%	0.31%	0.31%	0.32%	0.32%	0.34%
Ratio of Net Investment Income to
Average Net Assets	2.03%	2.20%	1.98%	1.98%	1.95%	2.06%
Portfolio Turnover Rate	18%	14%	11%	7%	12%	8%

The expense ratio, acquired fund fees and expenses, and net investment income ratio for the current period have been annualized.

1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.

See accompanying Notes, which are an integral part of the Financial Statements.

8

STAR Fund

Notes to Financial Statements

Vanguard STAR Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund follows a balanced investment strategy by investing in selected Vanguard funds. The fund invests 60% to 70% of its net assets in stock funds (predominantly large-capitalization U.S. stock funds), 20% to 30% in intermediate- to long-term bond funds, and 10% to 20% in a short-term bond fund. Financial statements and other information about each underlying fund are available on vanguard.com.

Market disruptions associated with the COVID-19 pandemic have had a global impact, and uncertainty exists as to the long-term implications. Such disruptions can adversely affect assets of the fund and thus fund performance.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.

2. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (October 31, 2016–2019), and for the period ended April 30, 2020, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

3. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.

4. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group (“Vanguard”) participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and, effective May 2020, an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes, subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate (or an acceptable alternate rate, if necessary), federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread, except that borrowings under the uncommitted credit facility may bear interest based upon an alternative rate agreed to by the fund and Vanguard.

In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and

9

STAR Fund

borrowings normally extend overnight, but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.

For the six months ended April 30, 2020, the fund did not utilize the credit facilities or the Interfund Lending Program.

5. Other: Income and capital gain distributions received are recorded on the ex-dividend date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

B.  In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees. The FSA provides that expenses otherwise allocable to Vanguard funds-of-funds may be reduced or eliminated to the extent of savings realized by the underlying Vanguard funds by virtue of being part of a fund-of-funds. Accordingly, all expenses for services provided by Vanguard to the fund and all other expenses incurred by the fund during the period ended April 30, 2020, were borne by the underlying Vanguard funds in which the fund invests. The fund’s trustees and officers are also trustees and officers, respectively, of the underlying Vanguard funds, as well as directors and employees, respectively, of Vanguard.

C.  Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.

At April 30, 2020, 100% of the market value of the fund’s investments was determined based on Level 1 inputs.

D.  As of April 30, 2020, gross unrealized appreciation and depreciation for investments based on cost for U.S. federal income tax purposes were as follows:

Amount
($000)
Tax Cost	14,659,383
Gross Unrealized Appreciation	6,615,567
Gross Unrealized Depreciation	(170,835)
Net Unrealized Appreciation (Depreciation)	6,444,732

10

STAR Fund

E. Capital shares issued and redeemed were:

	Six Months Ended	Year Ended
	April 30, 2020	October 31, 2019
	Shares	Shares
	(000)	(000)
Issued	29,839	46,933
Issued in Lieu of Cash Distributions	40,152	51,615
Redeemed	(61,876)	(87,627)
Net Increase (Decrease) in Shares Outstanding	8,115	10,921

F. Transactions during the period in affiliated underlying Vanguard funds were as follows:

					Current Period Transactions
	Oct. 31,		Proceeds	Realized				April 30,
	2019		from	Net	Change in		Capital Gain	2020
	Market	Purchases	Securities	Gain	Unrealized	Distributions		Market
	Value	at Cost	Sold	(Loss)	App. (Dep.)	Income	Received	Value
	($000)	($000)	($000)	($000)	($000)	($000)	($000)	($000)
Vanguard Market
Liquidity Fund	1,845	NA1	NA1	3	—	6	—	797
Vanguard
Explorer Fund	835,231	211,427	173,343	(2,956)	(85,695)	2,386	39,618	784,664
Vanguard
GNMA Fund	2,758,781	495,378	680,707	(2,588)	62,095	32,062	—	2,632,959
Vanguard
International
Growth Fund	2,093,558	113,739	245,500	17,889	16,790	26,916	—	1,996,476
Vanguard
International
Value Fund	2,093,375	353,417	79,604	(4,186)	(402,248)	63,222	—	1,960,754
Vanguard
Long-Term
Investment-Grade
Fund	2,793,967	484,543	793,945	63,655	53,027	46,950	53,383	2,601,247
Vanguard
PRIMECAP Fund	1,345,064	230,930	124,234	749	(172,611)	16,231	79,337	1,279,898
Vanguard
Short-Term
Investment-Grade
Fund	2,754,017	526,679	655,437	3,273	(2,103)	35,463	—	2,626,429

11

STAR Fund

					Current Period Transactions
	Oct. 31,		Proceeds	Realized				April 30,
	2019		from	Net	Change in		Capital Gain	2020
	Market	Purchases	Securities	Gain	Unrealized	Distributions		Market
	Value	at Cost	Sold	(Loss)	App. (Dep.)	Income	Received	Value
	($000)	($000)	($000)	($000)	($000)	($000)	($000)	($000)
Vanguard U.S.
Growth Fund	2,683,465	307,812	586,550	65,696	112,800	7,534	100,903	2,583,223
Vanguard
Windsor Fund	1,713,977	536,371	260,275	(15,202)	(352,326)	18,494	137,972	1,622,545
Vanguard
Windsor II Fund	3,153,875	831,021	428,134	(49,093)	(492,546)	32,492	240,226	3,015,123
Total	22,227,155	4,091,317	4,027,729	77,240	(1,262,817)	281,756	651,439	21,104,115

1 Not applicable—purchases and sales are for temporary cash investment purposes.

G. Management has determined that no other events or transactions occurred subsequent to April 30, 2020, that would require recognition or disclosure in these financial statements.

12

Trustees Approve Advisory Arrangement

The board of trustees of Vanguard STAR Fund has renewed the fund’s investment advisory arrangement with The Vanguard Group, Inc. (Vanguard), through its Equity Index Group. The board determined that continuing the fund’s internalized management structure was in the best interests of the fund and its shareholders.

The board based its decision upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. This evaluation included information provided to the board by Vanguard’s Portfolio Review Department, which is responsible for fund and advisor oversight and product management. The Portfolio Review Department met regularly with the advisor and made monthly presentations to the board during the fiscal year that directed the board’s focus to relevant information and topics.

The board, or an investment committee made up of board members, also received information throughout the year during advisor presentations. For each advisor presentation, the board was provided with letters and reports that included information about, among other things, the advisory firm and the advisor’s assessment of the investment environment, portfolio performance, and portfolio characteristics.

In addition, the board received monthly reports, which included a Market and Economic Report, a Fund Dashboard Monthly Summary, and a Fund Performance Report.

Prior to their meeting, the trustees were provided with a memo and materials that summarized the information they received over the course of the year. They also considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangement. Rather, it was the totality of the circumstances that drove the board’s decision.

Nature, extent, and quality of services

The board reviewed the quality of the fund’s investment management services over both the short and long term, and took into account the organizational depth and stability of the advisor. The board considered that Vanguard has been managing investments for more than four decades. The Equity Index Group adheres to a sound, disciplined investment management process; the team has considerable experience, stability, and depth.

The board concluded that Vanguard’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangement.

Investment performance

The board considered the short- and long-term performance of the fund, including any periods of outperformance or underperformance compared with a relevant benchmark index and peer group. The board concluded that the performance was such that the advisory arrangement should continue.

13

Cost

The board concluded that the fund’s acquired fund fees and expenses were well below the average expense ratio charged by funds in its peer group. The fund does not incur advisory expenses directly; however, the board noted that each of the underlying funds in which the fund invests has advisory expenses well below the relevant peer-group average.

The board does not conduct a profitability analysis of Vanguard because of Vanguard’s unique structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees.

The benefit of economies of scale

The board concluded that the fund’s arrangement with Vanguard ensures that the fund will realize economies of scale as the assets of the underlying funds grow, with the cost to shareholders declining as fund assets increase.

The board will consider whether to renew the advisory arrangement again after a one-year period.

14

Liquidity Risk Management

Vanguard funds (except for the money market funds) have adopted and implemented a written liquidity risk management program (the “Program”) as required by Rule 22e-4 under the Investment Company Act of 1940. Rule 22e-4 requires that each fund adopt a program that is reasonably designed to assess and manage the fund’s liquidity risk, which is the risk that the fund could not meet redemption requests without significant dilution of remaining investors’ interests in the fund.

Assessment and management of a fund’s liquidity risk under the Program take into consideration certain factors, such as the fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions, its short- and long-term cash-flow projections during both normal and reasonably foreseeable stressed conditions, and its cash and cash-equivalent holdings and access to other funding sources. As required by the rule, the Program includes policies and procedures for classification of fund portfolio holdings in four liquidity categories, maintaining certain levels of highly liquid investments, and limiting holdings of illiquid investments.

The board of trustees of Vanguard STAR Funds approved the appointment of liquidity risk management program administrators responsible for administering Vanguard STAR Fund’s Program and for carrying out the specific responsibilities set forth in the Program, including reporting to the board on at least an annual basis regarding the Program’s operation, its adequacy, and the effectiveness of its implementation for the past year (the “Program Administrator Report”). The board has reviewed the Program Administrator Report covering the period from December 1, 2018, through December 31, 2019 (the “Review Period”). The Program Administrator Report stated that during the Review Period the Program operated and was implemented effectively to manage the fund’s liquidity risk.

15

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Connect with Vanguard® >     vanguard.com

Fund Information > 800-662-7447

Direct Investor Account Services > 800-662-2739

Institutional Investor Services > 800-523-1036

Text Telephone for People

Who Are Deaf or Hard of Hearing > 800-749-7273

This material may be used in conjunction with the offering of shares of any Vanguard fund only if preceded or accompanied by the fund’s current prospectus.

You can obtain a free copy of Vanguard’s proxy voting guidelines by visiting vanguard.com/proxyreporting or by calling Vanguard at 800-662-2739. The guidelines are also available from the SEC’s website, www.sec.gov. In addition, you may obtain a free report on how your fund voted the proxies for securities it owned during the 12 months ended June 30. To get the report, visit either vanguard.com/proxyreporting or www.sec.gov.

You can review information about your fund on the SEC’s website, and you can receive copies of this information, for a fee, by sending a request via email addressed to publicinfo@sec.gov.

© 2020 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.

Q562 062020

Semiannual Report | April 30, 2020 Vanguard Total International Stock Index Fund

See the inside front cover for important information about access to your fund’s annual and semiannual shareholder reports.

Important information about access to shareholder reports

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of your fund’s annual and semiannual shareholder reports will no longer be sent to you by mail, unless you specifically request them. Instead, you will be notified by mail each time a report is posted on the website and will be provided with a link to access the report.

If you have already elected to receive shareholder reports electronically, you will not be affected by this change and do not need to take any action. You may elect to receive shareholder reports and other communications from the fund electronically by contacting your financial intermediary (such as a broker-dealer or bank) or, if you invest directly with the fund, by calling Vanguard at one of the phone numbers on the back cover of this report or by logging on to vanguard.com.

You may elect to receive paper copies of all future shareholder reports free of charge. If you invest through a financial intermediary, you can contact the intermediary to request that you continue to receive paper copies. If you invest directly with the fund, you can call Vanguard at one of the phone numbers on the back cover of this report or log on to vanguard.com. Your election to receive paper copies will apply to all the funds you hold through an intermediary or directly with Vanguard.

Contents

About Your Fund’s Expenses	1

Financial Statements	4

Trustees Approve Advisory Arrangement	34

Liquidity Risk Management	36

About Your Fund’s Expenses

As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The accompanying table illustrates your fund’s costs in two ways:

•     Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the fund’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading “Expenses Paid During Period.”

•     Based on hypothetical 5% yearly return. This section is intended to help you compare your fund’s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

1

Six Months Ended April 30, 2020

	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
Total International Stock Index Fund	10/31/2019	4/30/2020	Period
Based on Actual Fund Return
Investor Shares	$1,000.00	$862.20	$0.79
ETF Shares	1,000.00	862.22	0.37
Admiral™ Shares	1,000.00	861.87	0.51
Institutional Shares	1,000.00	862.17	0.37
Institutional Plus Shares	1,000.00	862.25	0.32
Institutional Select Shares	1,000.00	862.43	0.21
Based on Hypothetical 5% Yearly Return
Investor Shares	$1,000.00	$1,024.02	$0.86
ETF Shares	1,000.00	1,024.47	0.40
Admiral Shares	1,000.00	1,024.32	0.55
Institutional Shares	1,000.00	1,024.47	0.40
Institutional Plus Shares	1,000.00	1,024.52	0.35
Institutional Select Shares	1,000.00	1,024.64	0.23

The calculations are based on expenses incurred in the most recent six-month period. The fund’s annualized six-month expense ratios for that period are 0.17% for Investor Shares, 0.08% for ETF Shares, 0.11% for Admiral Shares, 0.08% for Institutional Shares, 0.07% for Institutional Plus Shares, and 0.045% for Institutional Select Shares. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (182/366).

2

Total International Stock Index Fund

Fund Allocation

As of April 30, 2020

Basic Materials	6.8%
Consumer Goods	14.4
Consumer Services	9.7
Financials	21.7
Health Care	10.4
Industrials	14.1
Oil & Gas	5.0
Other	0.0
Technology	10.9
Telecommunications	3.5
Utilities	3.5

The table reflects the fund’s investments, except for short-term investments and derivatives. Sector categories are based on the Industry Classification Benchmark (“ICB”), except for the “Other” category (if applicable), which includes securities that have not been provided an ICB classification as of the effective reporting period.

The fund may invest in derivatives (such as futures and swap contracts) for various reasons, including, but not limited to, attempting to remain fully invested and tracking their target index as closely as possible.

The Industry Classification Benchmark (“ICB”) is owned by FTSE. FTSE does not accept any liability to any person for any loss or damage arising out of any error or omission in the ICB.

3

Total International Stock Index Fund

Financial Statements (unaudited)

Schedule of Investments—Investments Summary

As of April 30, 2020

This Statement summarizes the fund’s holdings by asset type. Details are reported for each of the fund’s 50 largest individual holdings and for investments that, in total for any issuer, represent more than 1% of the fund’s net assets. The total value of smaller holdings is reported as a single amount within each category.

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) four times in each fiscal year. For the second and fourth quarters the complete list of the fund’s holdings is available on vanguard.com and on Form N-CSR, or you can have it mailed to you without charge by calling 800-662-7447. For the first and third quarters of each fiscal year, the complete list of the fund’s holdings is available as an exhibit to its reports on Form N-PORT. The fund’s Form N-CSR and Form N-PORT reports are available on the SEC’s website at www.sec.gov.

			Market	Percentage
			Value•	of Net
		Shares	($000)	Assets
	Common Stocks
	Argentina †		—	0.0%

	Australia
	CSL Ltd.	7,903,451	1,575,380	0.4%
	Commonwealth Bank of Australia	30,913,101	1,248,786	0.3%
	BHP Group Ltd.	51,441,744	1,050,152	0.3%
§,1	Australia—Other †		12,469,928	3.4%
			16,344,246	4.4%

	[1] Austria †		647,211	0.2%

	Belgium †		2,483,395	0.7%

	Brazil
	CPFL Energia SA	3,338,300	17,828	0.0%
[1]	Brazil—Other †		4,966,608	1.3%
			4,984,436	1.3%
	Canada
	Royal Bank of Canada	25,179,394	1,548,986	0.4%
	Toronto-Dominion Bank	31,720,488	1,325,381	0.3%
*	Shopify Inc.	1,745,136	1,106,772	0.3%
	Canadian National Railway Co.	12,421,422	1,027,214	0.3%
	Enbridge Inc. (XTSE)	31,970,930	979,604	0.3%
[1]	Canada—Other †		18,309,212	4.9%
			24,297,169	6.5%

	Chile †		685,337	0.2%

	China
*	Alibaba Group Holding Ltd. ADR	30,668,078	6,215,499	1.7%
	Tencent Holdings Ltd.	99,594,819	5,235,644	1.4%

4

Total International Stock Index Fund

			Market	Percentage
			Value•	of Net
		Shares	($000)	Assets
	China Construction Bank Corp. Class H	1,621,633,674	1,301,626	0.4%
	Ping An Insurance Group Co. of China Ltd.	95,845,698	975,351	0.3%
	Industrial & Commercial Bank of China Ltd. Class H	1,368,457,436	917,563	0.3%
	China Mobile Ltd.	92,202,742	741,223	0.2%
	Bank of China Ltd. Class H	1,335,960,199	508,604	0.2%
	CNOOC Ltd.	277,269,496	306,555	0.1%
	China Life Insurance Co. Ltd. Class H	130,804,802	278,967	0.1%
	China Overseas Land & Investment Ltd.	67,262,002	248,462	0.1%
	Agricultural Bank of China Ltd. Class H	548,601,854	228,209	0.1%
	China Petroleum & Chemical Corp. Class H	451,059,280	224,814	0.1%
	China Resources Land Ltd.	48,210,934	199,218	0.1%
*	Alibaba Health Information Technology Ltd.	67,123,147	160,559	0.1%
	China Resources Beer Holdings Co. Ltd.	27,651,604	130,234	0.1%
	PetroChina Co. Ltd. Class H	356,622,919	128,096	0.1%
	PICC Property & Casualty Co. Ltd. Class H	118,659,229	113,550	0.0%
	China Shenhua Energy Co. Ltd. Class H	61,041,006	108,140	0.0%
[1]	Postal Savings Bank of China Co. Ltd. Class H	161,903,079	96,746	0.0%
	CITIC Ltd.	86,231,252	89,560	0.0%
	China Telecom Corp. Ltd. Class H	243,235,616	84,014	0.0%
	China Resources Gas Group Ltd.	13,998,069	78,674	0.0%
	China CITIC Bank Corp. Ltd. Class H	153,186,455	74,837	0.0%
	Sinopharm Group Co. Ltd. Class H	21,863,796	58,953	0.0%
	China Resources Cement Holdings Ltd.	39,337,470	53,527	0.0%
	China Communications Construction Co. Ltd. Class H	79,455,149	53,405	0.0%
	Agricultural Bank of China Ltd. Class A	102,468,300	50,090	0.0%
*,1	CGN Power Co. Ltd. Class H	194,310,885	48,879	0.0%
[1]	People’s Insurance Co. Group of China Ltd. Class H	141,993,409	46,472	0.0%
	China Taiping Insurance Holdings Co. Ltd.	25,745,405	43,407	0.0%
	Industrial & Commercial Bank of China Ltd. Class A	59,237,498	43,235	0.0%
	China Railway Group Ltd. Class H	66,230,471	39,601	0.0%
	China Resources Power Holdings Co. Ltd.	33,120,592	39,230	0.0%
	CRRC Corp. Ltd. Class H	72,228,919	38,235	0.0%
	China Railway Construction Corp. Ltd. Class H	34,578,870	37,968	0.0%
	Dongfeng Motor Group Co. Ltd. Class H	51,247,816	33,991	0.0%
	Kunlun Energy Co. Ltd.	52,131,874	33,964	0.0%
[1]	China Galaxy Securities Co. Ltd. Class H	63,604,765	32,299	0.0%
	China Cinda Asset Management Co. Ltd. Class H	161,690,775	31,338	0.0%
*	Alibaba Pictures Group Ltd.	232,496,993	31,140	0.0%
	China Longyuan Power Group Corp. Ltd. Class H	60,566,346	30,273	0.0%
^ ,1	China International Capital Corp. Ltd. Class H	19,628,549	30,144	0.0%
	China Merchants Port Holdings Co. Ltd.	22,922,510	29,503	0.0%
	China Yangtze Power Co. Ltd. Class A	11,621,483	28,627	0.0%
	Zhuzhou CRRC Times Electric Co. Ltd. Class H	9,130,379	27,931	0.0%
	Bank of China Ltd. Class A	56,321,600	27,683	0.0%
	China Oilfield Services Ltd. Class H	34,257,604	26,684	0.0%
	China Overseas Property Holdings Ltd.	23,544,808	26,031	0.0%
	China State Construction Engineering Corp. Ltd. Class A	35,143,738	25,831	0.0%
	Air China Ltd. Class H	33,187,059	23,663	0.0%
	China State Construction International Holdings Ltd.	30,479,666	23,631	0.0%
*	Tencent Music Entertainment Group ADR	1,946,361	22,208	0.0%
[1]	China Huarong Asset Management Co. Ltd. Class H	193,381,692	21,553	0.0%
	Beijing Capital International Airport Co. Ltd. Class H	31,741,490	21,267	0.0%
	China International Travel Service Corp. Ltd. Class A	1,611,092	20,652	0.0%
[1]	China Resources Pharmaceutical Group Ltd.	29,481,504	18,515	0.0%
	AviChina Industry & Technology Co. Ltd. Class H	44,368,976	17,511	0.0%

5

Total International Stock Index Fund

			Market	Percentage
			Value•	of Net
		Shares	($000)	Assets
	Sinopec Shanghai Petrochemical Co. Ltd. Class H	64,139,134	17,414	0.0%
*,1	China Literature Ltd.	3,884,955	17,342	0.0%
	Shenwan Hongyuan Group Co. Ltd. Class A	27,603,432	16,940	0.0%
^	China Southern Airlines Co. Ltd. Class H	32,469,338	16,236	0.0%
	CRRC Corp. Ltd. Class A	18,443,228	16,046	0.0%
	China Power International Development Ltd.	77,109,907	15,705	0.0%
*	HUYA Inc. ADR	942,236	15,292	0.0%
	China Life Insurance Co. Ltd. Class A	3,789,302	15,153	0.0%
	China Petroleum & Chemical Corp. Class A	23,888,516	15,042	0.0%
	China Merchants Shekou Industrial Zone Holdings Co. Ltd.Class A	6,123,387	14,679	0.0%
*,^	China Eastern Airlines Corp. Ltd. Class H	34,859,903	14,167	0.0%
	China Construction Bank Corp. Class A	13,864,801	12,584	0.0%
*,1	China Railway Signal & Communication Corp. Ltd. Class H	25,057,867	12,385	0.0%
	China Reinsurance Group Corp. Class H	104,519,251	12,247	0.0%
	Daqin Railway Co. Ltd. Class A	11,877,555	12,051	0.0%
*	Alibaba Group Holding Ltd.	464,200	11,781	0.0%
	China Railway Construction Corp. Ltd. Class A	8,345,200	11,432	0.0%
[1]	Sinopec Engineering Group Co. Ltd. Class H	23,702,780	11,364	0.0%
	China CITIC Bank Corp. Ltd. Class A	14,353,484	10,524	0.0%
	China Shenhua Energy Co. Ltd. Class A	4,494,666	10,099	0.0%
*	Citic Pacific Special Steel Group Co. Ltd. Class A	4,450,246	10,065	0.0%
	Angang Steel Co. Ltd. Class H	36,265,390	9,776	0.0%
	China Coal Energy Co. Ltd. Class H	34,304,267	9,178	0.0%
	Sinotrans Ltd. Class H	33,278,377	8,072	0.0%
	Metallurgical Corp. of China Ltd. Class H	40,414,700	7,014	0.0%
	China National Nuclear Power Co. Ltd. Class A	11,320,400	6,920	0.0%
	Huadian Fuxin Energy Corp. Ltd. Class H	38,204,617	6,791	0.0%
	Sinopec Kantons Holdings Ltd.	14,806,826	6,545	0.0%
	Metallurgical Corp. of China Ltd. Class A	16,923,594	6,112	0.0%
^	Maanshan Iron & Steel Co. Ltd. Class H	16,974,000	5,505	0.0%
*	China Merchants Energy Shipping Co. Ltd. Class A	5,695,821	5,434	0.0%
	Power Construction Corp. of China Ltd. Class A	8,849,109	4,447	0.0%
	China Spacesat Co. Ltd. Class A	962,800	4,442	0.0%
	Unisplendour Corp. Ltd. Class A	733,323	4,294	0.0%
	China BlueChemical Ltd. Class H	27,507,479	4,106	0.0%
	China National Chemical Engineering Co. Ltd. Class A	4,341,180	3,756	0.0%
	China Machinery Engineering Corp. Class H	13,202,836	3,622	0.0%
	China Resources Sanjiu Medical & Pharmaceutical Co. Ltd. Class A	879,241	3,584	0.0%
	China Foods Ltd.	10,732,535	3,537	0.0%
	China Coal Energy Co. Ltd. Class A	6,558,754	3,536	0.0%
	Shanghai Electric Power Co. Ltd. Class A	3,350,703	3,487	0.0%
	Heilongjiang Agriculture Co. Ltd. Class A	1,376,500	3,307	0.0%
	Dongxing Securities Co. Ltd. Class A	2,159,122	3,238	0.0%
	China Communications Construction Co. Ltd. Class A	2,812,018	3,170	0.0%
	Zhongjin Gold Corp. Ltd. Class A	2,642,300	3,126	0.0%
*	Sinopec Oilfield Service Corp. Class H	42,980,225	3,114	0.0%
	China National Medicines Corp. Ltd. Class A	705,588	3,097	0.0%
*	China Great Wall Securities Co. Ltd. Class A	1,860,100	3,094	0.0%
	China Galaxy Securities Co. Ltd. Class A	2,228,700	3,091	0.0%
*	Shennan Circuits Co. Ltd. Class A	94,896	3,056	0.0%
*	Harbin Electric Co. Ltd. Class H	10,758,569	2,978	0.0%
	China CSSC Holdings Ltd. Class A	1,120,081	2,947	0.0%

6

Total International Stock Index Fund

			Market	Percentage
			Value•	of Net
		Shares	($000)	Assets
	China Southern Airlines Co. Ltd. Class A	3,846,200	2,912	0.0%
*	China Eastern Airlines Corp. Ltd. Class A	4,687,500	2,879	0.0%
*	China Satellite Communications Co. Ltd. Class A	1,179,400	2,827	0.0%
	AVICOPTER plc Class A	451,797	2,820	0.0%
	China National Accord Medicines Corp. Ltd. Class B	996,449	2,709	0.0%
	Grandjoy Holdings Group Co. Ltd. Class A	3,548,646	2,695	0.0%
	China Merchants Land Ltd.	15,665,717	2,601	0.0%
	Offshore Oil Engineering Co. Ltd. Class A	3,694,200	2,576	0.0%
	Huolinhe Opencut Coal Industry Corp. Ltd. of Inner Mongolia Class A	2,176,604	2,408	0.0%
	Sinopec Shanghai Petrochemical Co. Ltd. Class A	4,265,800	2,406	0.0%
	FAW CAR Co. Ltd. Class A	1,699,585	2,380	0.0%
	Sinofert Holdings Ltd.	25,211,479	2,328	0.0%
	Sinotrans Ltd. Class A	5,012,021	2,297	0.0%
	Air China Ltd. Class A	2,194,300	2,227	0.0%
	Cinda Real Estate Co. Ltd. Class A	3,933,001	2,178	0.0%
*	COSCO Shipping International Singapore Co. Ltd.	13,368,594	2,167	0.0%
*	CSSC Offshore and Marine Engineering Group Co. Ltd. Class A	1,005,220	2,118	0.0%
*	CSSC Offshore and Marine Engineering Group Co. Ltd. Class H	3,299,622	2,082	0.0%
	Guangxi Guiguan Electric Power Co. Ltd. Class A	3,428,106	2,080	0.0%
*	CNOOC Energy Technology & Services Ltd. Class A	6,304,400	2,061	0.0%
	Inner Mongolia MengDian HuaNeng Thermal Power Corp. Ltd. Class A	5,583,376	1,988	0.0%
	China National Accord Medicines Corp. Ltd. Class A	341,818	1,975	0.0%
	Bluestar Adisseo Co. Class A	1,108,812	1,862	0.0%
	Sinochem International Corp. Class A	2,540,980	1,764	0.0%
	Haohua Chemical Science & Technology Co. Ltd. Class A	702,400	1,724	0.0%
*	Sinopec Oilfield Service Corp. Class A	6,346,700	1,680	0.0%
	China Merchants Expressway Network & Technology Holdings Co. Ltd. Class A	1,647,054	1,675	0.0%
	Maanshan Iron & Steel Co. Ltd. Class A	4,268,961	1,578	0.0%
	Norinco International Cooperation Ltd. Class A	1,422,425	1,534	0.0%
	China Oilfield Services Ltd. Class A	815,900	1,426	0.0%
*	COFCO Capital Holdings Co. Ltd. Class A (XSEC)	1,139,184	1,361	0.0%
	Tian Di Science & Technology Co. Ltd. Class A	3,143,545	1,344	0.0%
*	China Tungsten And Hightech Materials Co. Ltd. Class A	1,656,960	1,322	0.0%
*	China Aluminum International Engineering Corp. Ltd. Class A	2,364,100	1,311	0.0%
	China Zhenhua Group Science & Technology Co. Ltd. Class A	458,900	1,303	0.0%
	Angang Steel Co. Ltd. Class A	3,438,650	1,276	0.0%
*	CGN Power Co. Ltd. Class A	3,042,100	1,223	0.0%
	ADAMA Ltd. Class A	879,588	1,198	0.0%
	China CAMC Engineering Co. Ltd. Class A	1,089,000	1,130	0.0%
	CITIC Resources Holdings Ltd.	33,082,891	1,113	0.0%
*	China Merchants Port Group Co. Ltd. Class A	521,300	1,043	0.0%
	Grinm Advanced Materials Co. Ltd. Class A	568,800	998	0.0%
*	SGIS Songshan Co. Ltd. Class A	1,663,800	875	0.0%
	Sinosteel Engineering & Technology Co. Ltd. Class A	1,458,780	851	0.0%
*	COFCO Capital Holdings Co. Ltd. Class A (XSHE)	631,200	753	0.0%
	China West Construction Group Co. Ltd. Class A	482,477	652	0.0%
	Poly Culture Group Corp. Ltd. Class H	1,192,688	581	0.0%
*	China Chengtong Development Group Ltd.	16,618,993	367	0.0%
	China Merchants Port Group Co. Ltd. Class B	11,300	10	0.0%
§,1	China—Other †		16,661,281	4.5%
			36,762,459	9.9%

7

Total International Stock Index Fund

			Market	Percentage
			Value•	of Net
		Shares	($000)	Assets
Colombia †			258,373	0.1%

[1]Czech Republic †			115,322	0.0%

Denmark
	Novo Nordisk A/S Class B	28,848,179	1,840,226	0.5%
§,1	Denmark—Other †		3,407,722	0.9%
			5,247,948	1.4%

Egypt †			164,968	0.0%

Finland †			3,044,116	0.8%

France
^	Sanofi	18,912,679	1,847,280	0.5%
	LVMH Moet Hennessy Louis Vuitton SE	4,341,287	1,678,318	0.4%
^	Total SA	41,646,978	1,478,158	0.4%
§,1	France—Other †		17,432,655	4.7%
			22,436,411	6.0%
Germany
	SAP SE	16,889,821	2,011,709	0.5%
	Allianz SE	7,230,751	1,330,691	0.4%
	Siemens AG	13,206,877	1,218,777	0.3%
	Bayer AG	17,162,733	1,128,787	0.3%
[1]	Germany—Other †		14,422,191	3.9%
			20,112,155	5.4%
Greece
	Piraeus Port Authority SA	14,316	268	0.0%
§	Greece—Other †		258,527	0.1%
			258,795	0.1%
Hong Kong
	AIA Group Ltd.	211,013,818	1,936,636	0.5%
	BOC Hong Kong Holdings Ltd.	62,756,706	192,609	0.1%
[1]	BOC Aviation Ltd.	3,651,590	24,969	0.0%
	CITIC Telecom International Holdings Ltd.	23,292,811	8,619	0.0%
*,^	MMG Ltd.	42,841,852	7,414	0.0%
^	Nexteer Automotive Group Ltd.	13,625,497	7,003	0.0%
	China Travel International Investment Hong Kong Ltd.	39,338,718	5,508	0.0%
[1]	CGN New Energy Holdings Co. Ltd.	20,715,020	4,290	0.0%
^	Shenwan Hongyuan HK Ltd.	5,211,709	601	0.0%
§,1	Hong Kong—Other †		6,942,158	1.9%
			9,129,807	2.5%

Hungary †			229,810	0.1%

India
	Reliance Industries Ltd.	54,255,889	1,054,898	0.3%
	Nestle India Ltd.	406,724	96,475	0.0%
§,1	India—Other †		7,593,855	2.1%
			8,745,228	2.4%

8

Total International Stock Index Fund

		Market	Percentage
		Value•	of Net
	Shares	($000)	Assets
§Indonesia †		1,452,034	0.4%

§Ireland †		952,704	0.3%

Israel †		1,429,912	0.4%

Italy
Enel SPA	135,366,654	924,619	0.2%
1 Pirelli & C SPA	7,532,052	29,167	0.0%
§,1 Italy—Other †		4,711,687	1.3%
		5,665,473	1.5%
Japan
Toyota Motor Corp.	42,898,007	2,652,249	0.7%
Sony Corp.	21,414,798	1,378,130	0.4%
SoftBank Group Corp.	28,270,443	1,211,746	0.3%
Keyence Corp.	3,138,166	1,120,363	0.3%
Takeda Pharmaceutical Co. Ltd.	25,055,297	903,530	0.3%
Mitsubishi UFJ Financial Group Inc.	217,392,172	878,264	0.2%
Chugai Pharmaceutical Co. Ltd.	3,780,600	450,654	0.1%
Japan—Other †		56,002,477	15.1%
		64,597,413	17.4%

Kuwait †		692,627	0.2%

Luxembourg †		2,692	0.0%

Malaysia
Nestle Malaysia Bhd.	1,068,370	34,771	0.0%
§,1 Malaysia—Other †		2,222,443	0.6%
		2,257,214	0.6%

§Malta †		—	0.0%

1Mexico †		1,877,272	0.5%

Netherlands
ASML Holding NV	6,987,040	2,040,821	0.5%
Unilever NV	23,861,627	1,188,298	0.3%
§,1 Netherlands—Other †		6,189,739	1.7%
		9,418,858	2.5%

New Zealand †		980,431	0.3%

Norway
[1] Elkem ASA	4,066,601	6,764	0.0%
[1] Norway—Other †		1,790,300	0.5%
		1,797,064	0.5%
Other[2]
[3] Vanguard FTSE Emerging Markets ETF	15,759,336	570,015	0.2%

Pakistan †		101,842	0.0%

9

Total International Stock Index Fund

		Market	Percentage
		Value•	of Net
	Shares	($000)	Assets
§Peru †		27,858	0.0%

§,1Philippines †		921,345	0.2%

§,1Poland †		735,713	0.2%

Portugal †		498,722	0.1%

Qatar †		918,421	0.2%

§,1Russia †		3,002,604	0.8%

[1]Saudi Arabia †		2,294,816	0.6%

§Singapore †		3,144,880	0.8%

South Africa
Naspers Ltd.	7,545,094	1,174,383	0.3%
§,1 South Africa—Other †		2,491,353	0.7%
		3,665,736	1.0%
South Korea
Samsung Electronics Co. Ltd.	81,556,313	3,353,397	0.9%
Samsung Electronics Co. Ltd. Preference Shares	14,847,600	514,701	0.2%
Tongyang Life Insurance Co. Ltd.	436,665	1,062	0.0%
Samsung Electronics Co. Ltd. GDR	781	812	0.0%
§,1 South Korea—Other †		8,263,622	2.2%
		12,133,594	3.3%
Spain
* Iberdrola SA	103,285,943	1,027,471	0.3%
§,1 Spain—Other †		4,707,544	1.2%
		5,735,015	1.5%

[1]Sweden†		7,625,583	2.0%

Switzerland
* Nestle SA	50,417,001	5,339,666	1.4%
Roche Holding AG	12,173,818	4,215,761	1.1%
Novartis AG	37,108,122	3,166,750	0.9%
Roche Holding AG (Bearer)	417,124	144,870	0.1%
§,1 Switzerland—Other †		10,750,688	2.9%
		23,617,735	6.4%
Taiwan
Taiwan Semiconductor Manufacturing Co. Ltd.	419,108,748	4,227,885	1.1%
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	45	2	0.0%
§ Taiwan—Other †		10,174,049	2.8%
		14,401,936	3.9%

§Thailand †		2,805,470	0.8%

§,1Turkey †		591,501	0.2%

§United Arab Emirates †		682,018	0.2%

10

Total International Stock Index Fund

			Market	Percentage
			Value•	of Net
		Shares	($000)	Assets
United Kingdom
AstraZeneca plc		22,921,277	2,397,402	0.6%
HSBC Holdings plc		353,384,085	1,816,395	0.5%
GlaxoSmithKline plc		85,570,054	1,785,227	0.5%
British American Tobacco plc		39,574,925	1,525,397	0.4%
Diageo plc		40,246,114	1,385,678	0.4%
BP plc		347,746,819	1,370,278	0.4%
Royal Dutch Shell plc Class A (XLON)		71,758,459	1,181,459	0.3%
Royal Dutch Shell plc Class B		65,036,227	1,041,150	0.3%
Unilever plc		19,012,860	979,021	0.3%
Reckitt Benckiser Group plc		10,986,806	915,205	0.2%
Rio Tinto plc		19,196,605	891,087	0.2%
§,1 United Kingdom—Other †			21,053,398	5.7%
			36,341,697	9.8%
Total Common Stocks (Cost $390,569,707)			366,887,381	98.8%

	Coupon
Temporary Cash Investments
Money Market Fund
[4,5] Vanguard Market Liquidity Fund	0.522%	107,198,539	10,719,854	2.9%

6U.S. Government and Agency Obligations †			636,778	0.1%
Total Temporary Cash Investments (Cost $11,355,298)			11,356,632	3.0%
Total Investments (Cost $401,925,005)			378,244,013	101.8%
Other Assets and Liabilities—Net[4,7]			(6,762,468)	(1.8%	)
Net Assets			371,481,545	100.0%

Cost rounded to $000.

•	See Note A in Notes to Financial Statements.

*	Non-income-producing security.

§	Certain of the fund’s securities are valued using significant unobservable inputs.
^	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $8,274,107,000.

†	Represents the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.

1	Certain of the fund’s securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2020, the aggregate value of these securities was $7,635,714,000, representing 2.1% of net assets.

2	“Other” represents securities that are not classified by the fund’s benchmark index.

3	Considered an affiliated company of the fund as the issuer is another member of The Vanguard Group.

4	Collateral of $8,976,629,000 was received for securities on loan.

5	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

6	Securities with a value of $554,738,000 have been segregated as initial margin for open futures contracts.

7	Cash of $5,010,000 has been segregated as collateral for open forward currency contracts.

ADR—American Depositary Receipt.

GDR—Global Depositary Receipt.

11

Total International Stock Index Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
				($000)
				Value and
		Number of		Unrealized
		Long (Short)	Notional	Appreciation
	Expiration	Contracts	Amount	(Depreciation	)
Long Futures Contracts
Dow Jones EURO STOXX 50 Index	June 2020	31,837	1,007,237	169,051
MSCI Emerging Markets Index	June 2020	22,084	1,000,295	79,412
Topix Index	June 2020	7,042	954,113	70,622
FTSE 100 Index	June 2020	7,478	554,285	69,864
S&P TSX 60 Index	June 2020	3,099	395,493	29,016
S&P ASX 200 Index	June 2020	4,196	378,705	24,832
E-mini S&P 500 Index	June 2020	2,400	348,288	13,596
				456,393

12

Total International Stock Index Fund

Forward Currency Contracts
	Contract					Unrealized	Unrealized
	Settlement	Contract Amount (000)				Appreciation	(Depreciation	)
Counterparty	Date		Receive		Deliver	($000)	($000)
Morgan Stanley Capital Services LLC	7/2/20	EUR	739,063	USD	800,553	10,436	—
Royal Bank of Canada	7/2/20	JPY	72,239,711	USD	651,621	22,213	—
Royal Bank of Canada	7/2/20	CAD	465,325	USD	321,203	13,143	—
Morgan Stanley Capital Services LLC	7/2/20	GBP	187,246	USD	219,448	16,455	—
Toronto-Dominion Bank	7/2/20	AUD	249,890	USD	148,357	14,512	—
Royal Bank of Canada	7/2/20	EUR	18,171	USD	19,692	248	—
Royal Bank of Canada	7/2/20	GBP	8,570	USD	10,518	279	—
Royal Bank of Canada	7/2/20	AUD	10,821	USD	6,490	562	—
JPMorgan Chase Bank, N.A.	7/2/20	USD	395,253	JPY	42,512,967	—	(1,297)
Bank of America, N.A.	7/2/20	USD	233,211	CHF	227,661	—	(3,085)
Toronto-Dominion Bank	7/2/20	USD	163,427	JPY	17,500,000	192	—
BNP Paribas	7/2/20	USD	71,328	KRW	87,262,181	—	(377)
						78,040	(4,759)

AUD—Australian dollar.

CAD—Canadian dollar.

CHF—Swiss franc.

EUR—euro.

GBP—British pound.

JPY—Japanese yen.

KRW—Korean won.

USD—U.S. dollar.

At April 30, 2020, the counterparties had deposited in segregated accounts cash of $70,520,000 in connection with open forward currency contracts.

After April 30, 2020, the counterparties posted additional collateral of $11,320,000 in connection with open forward currency contracts as of April 30, 2020.

See accompanying Notes, which are an integral part of the Financial Statements.

13

Total International Stock Index Fund

Statement of Assets and Liabilities

As of April 30, 2020

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $390,574,256)	366,954,144
Affiliated Issuers (Cost $11,350,749)	11,289,869
Total Investments in Securities	378,244,013
Investment in Vanguard	17,620
Cash Collateral Pledged—Forward Currency Contracts	5,010
Foreign Currency, at Value (Cost $648,848)	653,806
Receivables for Investment Securities Sold	5,774
Receivables for Accrued Income	1,614,294
Receivables for Capital Shares Issued	108,563
Variation Margin Receivable—Futures Contracts	70,353
Unrealized Appreciation—Forward Currency Contracts	78,040
Total Assets	380,797,473
Liabilities
Due to Custodian	14,575
Payables for Investment Securities Purchased	39,308
Collateral for Securities on Loan	8,976,629
Payables for Capital Shares Redeemed	148,193
Payables to Vanguard	44,258
Variation Margin Payable—Futures Contracts	87,835
Unrealized Depreciation—Forward Currency Contracts	4,759
Other Liabilities	371
Total Liabilities	9,315,928
Net Assets	371,481,545

14

Total International Stock Index Fund

Statement of Assets and Liabilities (continued)

At April 30, 2020, net assets consisted of:

($000s, except shares and per-share amounts)	Amount
Paid-in Capital	403,143,210
Total Distributable Earnings (Loss)	(31,661,665)
Net Assets	371,481,545

Investor Shares—Net Assets
Applicable to 9,854,532,629 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	143,542,928
Net Asset Value Per Share—Investor Shares	$14.57

ETF Shares—Net Assets
Applicable to 392,674,315 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	17,792,444
Net Asset Value Per Share—ETF Shares	$45.31

Admiral Shares—Net Assets
Applicable to 2,591,417,969 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	63,139,475
Net Asset Value Per Share—Admiral Shares	$24.36

Institutional Shares—Net Assets
Applicable to 297,077,102 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	28,945,446
Net Asset Value Per Share—Institutional Shares	$97.43

Institutional Plus Shares—Net Assets
Applicable to 1,137,710,326 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	110,873,580
Net Asset Value Per Share—Institutional Plus Shares	$97.45

Institutional Select Shares—Net Assets
Applicable to 70,015,458 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	7,187,672
Net Asset Value Per Share—Institutional Select Shares	$102.66

See accompanying Notes, which are an integral part of the Financial Statements.

15

Total International Stock Index Fund

Statement of Operations

Six Months Ended
April 30, 2020
($000)
Investment Income
Income
Dividends—Unaffiliated Issuers[1]	4,515,816
Dividends—Affiliated Issuers	9,727
Interest— Unaffiliated Issuers	1,806
Interest—Affiliated Issuers	23,157
Securities Lending—Net	98,608
Total Income	4,649,114
Expenses
The Vanguard Group—Note B
Investment Advisory Services	6,138
Management and Administrative—Investor Shares	107,149
Management and Administrative—ETF Shares	5,404
Management and Administrative—Admiral Shares	32,775
Management and Administrative—Institutional Shares	10,301
Management and Administrative—Institutional Plus Shares	32,062
Management and Administrative—Institutional Select Shares	1,253
Marketing and Distribution—Investor Shares	8,868
Marketing and Distribution—ETF Shares	475
Marketing and Distribution—Admiral Shares	2,507
Marketing and Distribution—Institutional Shares	581
Marketing and Distribution—Institutional Plus Shares	938
Marketing and Distribution—Institutional Select Shares	—
Custodian Fees	17,073
Shareholders’ Reports—Investor Shares	984
Shareholders’ Reports—ETF Shares	197
Shareholders’ Reports—Admiral Shares	248
Shareholders’ Reports—Institutional Shares	99
Shareholders’ Reports—Institutional Plus Shares	44
Shareholders’ Reports—Institutional Select Shares	—
Trustees’ Fees and Expenses	118
Total Expenses	227,214
Net Investment Income	4,421,900
Realized Net Gain (Loss)
Investment Securities Sold—Unaffiliated Issuers	(1,178,784)
Investment Securities Sold—Affiliated Issuers	461

16

Total International Stock Index Fund

Statement of Operations (continued)
Six Months Ended
April 30, 2020
($000)
Futures Contracts	(1,382,783)
Forward Currency Contracts	(106,206)
Foreign Currencies	(86,455)
Realized Net Gain (Loss)	(2,753,767)
Change in Unrealized Appreciation (Depreciation)
Investment Securities—Unaffiliated Issuers[2]	(57,901,419)
Investment Securities—Affiliated Issuers	(88,995)
Futures Contracts	349,202
Forward Currency Contracts	32,193
Foreign Currencies	17,511
Change in Unrealized Appreciation (Depreciation)	(57,591,508)
Net Increase (Decrease) in Net Assets Resulting from Operations	(55,923,375)

1	Dividends are net of foreign withholding taxes of $493,959,000.

2	The change in unrealized appreciation (depreciation) is net of the change in deferred foreign capital gains taxes of $25,887,000.

See accompanying Notes, which are an integral part of the Financial Statements.

17

Total International Stock Index Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	April 30,	October 31,
	2020	2019
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	4,421,900	11,783,400
Realized Net Gain (Loss)	(2,753,767)	578,017
Change in Unrealized Appreciation (Depreciation)	(57,591,508)	26,696,690
Net Increase (Decrease) in Net Assets Resulting from Operations	(55,923,375)	39,058,107
Distributions[1]
Investor Shares	(2,016,467)	(4,100,371)
ETF Shares	(250,996)	(381,379)
Admiral Shares	(1,030,504)	(2,146,982)
Institutional Shares	(459,041)	(953,127)
Institutional Plus Shares	(1,626,764)	(3,219,406)
Institutional Select Shares	(107,236)	(215,376)
Total Distributions	(5,491,008)	(11,016,641)
Capital Share Transactions
Investor Shares	17,634,791	12,013,558
ETF Shares	4,487,957	4,918,475
Admiral Shares	(1,745,561)	5,708,579
Institutional Shares	522,257	2,569,424
Institutional Plus Shares	9,814,612	16,577,443
Institutional Select Shares	5,002,088	(8,994,903)
Net Increase (Decrease) from Capital Share Transactions	35,716,144	32,792,576
Total Increase (Decrease)	(25,698,239)	60,834,042
Net Assets
Beginning of Period	397,179,784	336,345,742
End of Period	371,481,545	397,179,784

1 Certain prior period numbers have been reclassified to conform with current period presentation.

See accompanying Notes, which are an integral part of the Financial Statements.

18

Total International Stock Index Fund

Financial Highlights

Investor Shares

	Six Months
	Ended
For a Share Outstanding	April 30,	Year Ended October 31,
Throughout Each Period	2020	2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$17.13	$15.91	$17.91	$14.88	$15.11	$16.31
Investment Operations
Net Investment Income	.180[1]	.524[1]	.500[1]	.444[1]	.422	.423
Net Realized and Unrealized Gain (Loss) on Investments	(2.512)	1.186	(2.016)	3.028	(.243)	(1.206)
Total from Investment Operations	(2.332)	1.710	(1.516)	3.472	.179	(.783)
Distributions
Dividends from Net Investment Income	(.228)	(.490)	(.484)	(.442)	(.409)	(.417)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.228)	(.490)	(.484)	(.442)	(.409)	(.417)
Net Asset Value, End of Period	$14.57	$17.13	$15.91	$17.91	$14.88	$15.11

Total Return[2]	-13.78%	10.98%	-8.71%	23.70%	1.31%	-4.89%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$143,543	$148,795	$126,319	$116,279	$87,010	$74,444
Ratio of Total Expenses to Average Net Assets	0.17%	0.17%	0.17%	0.17%	0.18%	0.19%
Ratio of Net Investment Income to Average Net Assets	2.20%	3.19%	2.81%	2.73%	2.95%	2.73%
Portfolio Turnover Rate[3]	1%	4%	3%	3%	3%	3%

The expense ratio and net investment income ratio for the current period have been annualized.

1	Calculated based on average shares outstanding.

2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.

3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

19

Total International Stock Index Fund

Financial Highlights

ETF Shares

	Six Months
	Ended
For a Share Outstanding	April 30,	Year Ended October 31,
Throughout Each Period	2020	2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$53.30	$49.50	$55.70	$46.28	$47.00	$50.75
Investment Operations
Net Investment Income	.585[1]	1.677[1]	1.612[1]	1.420[1]	1.344	1.346
Net Realized and Unrealized Gain (Loss) on Investments	(7.841)	3.696	(6.269)	9.404	(.763)	(3.767)
Total from Investment Operations	(7.256)	5.373	(4.657)	10.824	.581	(2.421)
Distributions
Dividends from Net Investment Income	(.734)	(1.573)	(1.543)	(1.404)	(1.301)	(1.329)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.734)	(1.573)	(1.543)	(1.404)	(1.301)	(1.329)
Net Asset Value, End of Period	$45.31	$53.30	$49.50	$55.70	$46.28	$47.00

Total Return	-13.78%	11.11%	-8.63%	23.76%	1.39%	-4.87%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$17,792	$16,293	$10,389	$9,670	$6,377	$4,930
Ratio of Total Expenses to Average Net Assets	0.08%	0.08%	0.09%	0.11%	0.11%	0.13%
Ratio of Net Investment Income to Average Net Assets	2.30%	3.28%	2.89%	2.79%	3.02%	2.79%
Portfolio Turnover Rate[2]	1%	4%	3%	3%	3%	3%

The expense ratio and net investment income ratio for the current period have been annualized.

1	Calculated based on average shares outstanding.

2	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

20

Total International Stock Index Fund

Financial Highlights

Admiral Shares

	Six Months
	Ended
For a Share Outstanding	April 30,		Year Ended October 31,
Throughout Each Period	2020	2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$28.66	$26.61	$29.95	$24.89	$25.27	$27.29
Investment Operations
Net Investment Income	.302[1]	.892[1]	.858[1]	.761[1]	.722	.726
Net Realized and Unrealized Gain (Loss) on Investments	(4.212)	1.993	(3.369)	5.053	(.400)	(2.032)
Total from Investment Operations	(3.910)	2.885	(2.511)	5.814	.322	(1.306)
Distributions
Dividends from Net Investment Income	(.390)	(.835)	(.829)	(.754)	(.702)	(.714)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.390)	(.835)	(.829)	(.754)	(.702)	(.714)
Net Asset Value, End of Period	$24.36	$28.66	$26.61	$29.95	$24.89	$25.27

Total Return[2]	-13.81%	11.08%	-8.63%	23.73%	1.40%	-4.88%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$63,139	$76,314	$65,363	$65,249	$45,154	$37,841
Ratio of Total Expenses to Average Net Assets	0.11%	0.11%	0.11%	0.11%	0.11%	0.12%
Ratio of Net Investment Income to Average Net Assets	2.19%	3.25%	2.87%	2.79%	3.02%	2.80%
Portfolio Turnover Rate[3]	1%	4%	3%	3%	3%	3%

The expense ratio and net investment income ratio for the current period have been annualized.

1	Calculated based on average shares outstanding.

2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.

3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

21

Total International Stock Index Fund

Financial Highlights

Institutional Shares

	Six Months
	Ended
For a Share Outstanding	April 30,	Year Ended October 31,
Throughout Each Period	2020	2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$114.61	$106.43	$119.77	$99.52	$101.07	$109.12
Investment Operations
Net Investment Income	1.230[1]	3.597[1]	3.461[1]	3.062[1]	2.907	2.923
Net Realized and Unrealized Gain (Loss) on Investments	(16.834)	7.960	(13.460)	20.229	(1.632)	(8.098)
Total from Investment Operations	(15.604)	11.557	(9.999)	23.291	1.275	(5.175)
Distributions
Dividends from Net Investment Income	(1.576)	(3.377)	(3.341)	(3.041)	(2.825)	(2.875)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(1.576)	(3.377)	(3.341)	(3.041)	(2.825)	(2.875)
Net Asset Value, End of Period	$97.43	$114.61	$106.43	$119.77	$99.52	$101.07

Total Return	-13.78%	11.10%	-8.60%	23.78%	1.39%	-4.84%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$28,945	$33,476	$28,563	$29,794	$19,692	$16,038
Ratio of Total Expenses to Average Net Assets	0.08%	0.08%	0.08%	0.09%	0.09%	0.10%
Ratio of Net Investment Income to Average Net Assets	2.23%	3.27%	2.90%	2.81%	3.04%	2.82%
Portfolio Turnover Rate[2]	1%	4%	3%	3%	3%	3%

The expense ratio and net investment income ratio for the current period have been annualized.

1	Calculated based on average shares outstanding.

2	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

22

Total International Stock Index Fund

Financial Highlights

Institutional Plus Shares

	Six Months
	Ended
For a Share Outstanding	April 30,	Year Ended October 31,
Throughout Each Period	2020	2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$114.63	$106.45	$119.79	$99.54	$101.08	$109.14
Investment Operations
Net Investment Income	1.254[1]	3.617[1]	3.470[1]	3.086[1]	2.926	2.954
Net Realized and Unrealized Gain (Loss) on Investments	(16.852)	7.947	(13.454)	20.228	(1.622)	(8.108)
Total from Investment Operations	(15.598)	11.564	(9.984)	23.314	1.304	(5.154)
Distributions
Dividends from Net Investment Income	(1.582)	(3.384)	(3.356)	(3.064)	(2.844)	(2.906)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(1.582)	(3.384)	(3.356)	(3.064)	(2.844)	(2.906)
Net Asset Value, End of Period	$97.45	$114.63	$106.45	$119.79	$99.54	$101.08

Total Return	-13.78%	11.10%	-8.58%	23.80%	1.42%	-4.82%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$110,874	$118,865	$94,242	$88,781	$64,511	$53,318
Ratio of Total Expenses to Average Net Assets	0.07%	0.07%	0.07%	0.07%	0.07%	0.07%
Ratio of Net Investment Income to Average Net Assets	2.29%	3.29%	2.91%	2.83%	3.06%	2.85%
Portfolio Turnover Rate[2]	1%	4%	3%	3%	3%	3%

The expense ratio and net investment income ratio for the current period have been annualized.

1	Calculated based on average shares outstanding.

2	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

23

Total International Stock Index Fund

Financial Highlights

Institutional Select Shares

	Six Months				June 24,
	Ended				2016[1] to
	April 30,	Year Ended October 31,			Oct. 31,
For a Share Outstanding Throughout Each Period	2020	2019	2018	2017	2016
Net Asset Value, Beginning of Period	$120.75	$112.10	$126.15	$104.82	$97.20
Investment Operations
Net Investment Income	1.353[2]	3.421[2]	3.679[2]	3.303[2]	.914
Net Realized and Unrealized Gain (Loss) on Investments	(17.762)	8.783	(14.163)	21.274	7.340
Total from Investment Operations	(16.409)	12.204	(10.484)	24.577	8.254
Distributions
Dividends from Net Investment Income	(1.681)	(3.554)	(3.566)	(3.247)	(.634)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(1.681)	(3.554)	(3.566)	(3.247)	(.634)
Net Asset Value, End of Period	$102.66	$120.75	$112.10	$126.15	$104.82

Total Return	-13.76%	11.13%	-8.56%	23.83%	8.48%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$7,188	$3,437	$11,470	$5,863	$1,599
Ratio of Total Expenses to Average Net Assets	0.045%	0.045%	0.045%	0.045%	0.045%[3]
Ratio of Net Investment Income to Average Net Assets	2.34%	2.98%	2.93%	2.85%	3.09%[3]
Portfolio Turnover Rate[4]	1%	4%	3%	3%	3%[5]

The expense ratio and net investment income ratio for the current period have been annualized.

1	Inception.

2	Calculated based on average shares outstanding.

3	Annualized.

4	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

5	Reflects the fund’s portfolio turnover for the fiscal year ended October 31, 2016.

See accompanying Notes, which are an integral part of the Financial Statements.

24

Total International Stock Index Fund

Notes to Financial Statements

Vanguard Total International Stock Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers six classes of shares: Investor Shares, ETF Shares, Admiral Shares, Institutional Shares, Institutional Plus Shares, and Institutional Select Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors. ETF Shares are listed for trading on Nasdaq; they can be purchased and sold through a broker.

The fund invests in securities of foreign issuers, which may subject it to investment risks not normally associated with investing in securities of U.S. corporations. Market disruptions associated with the COVID-19 pandemic have had a global impact, and uncertainty exists as to the long-term implications. Such disruptions can adversely affect assets of the fund and thus fund performance.

A.  The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.

2. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

3. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of

25

Total International Stock Index Fund

futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any assets pledged as initial margin for open contracts are noted in the Schedule of Investments.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.

During the six months ended April 30, 2020, the fund’s average investments in long and short futures contracts represented 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.

4. Forward Currency Contracts: The fund enters into forward currency contracts to provide the appropriate currency exposure related to any open futures contracts. The fund’s risks in using these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any assets pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. The notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on forward currency contracts.

26

Total International Stock Index Fund

During the six months ended April 30, 2020, the fund’s average investment in forward currency contracts represented 1% of net assets, based on the average of notional amounts at each quarter-end during the period.

5. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (October 31, 2016–2019), and for the period ended April 30, 2020, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

6. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.

7. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Collateral investments in Vanguard Market Liquidity Fund are subject to market appreciation or depreciation. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.

8. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group (“Vanguard”) participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and, effective May 2020, an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes, subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings

27

Total International Stock Index Fund

under either facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate (or an acceptable alternate rate, if necessary), federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread, except that borrowings under the uncommitted credit facility may bear interest based upon an alternative rate agreed to by the fund and Vanguard.

In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight, but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.

For the six months ended April 30, 2020, the fund did not utilize the credit facilities or the Interfund Lending Program.

9. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Taxes on foreign dividends and capital gains have been provided for in accordance with the fund’s understanding of the applicable countries’ tax rules and rates. Foreign capital gains tax is accrued daily based upon net unrealized gains. The fund has filed tax reclaims for previously withheld taxes on dividends earned in certain European Union countries. These filings are subject to various administrative and judicial proceedings within these countries. Such tax reclaims received during the year, if any, are included in dividend income. No other amounts for additional tax reclaims are reflected in the financial statements due to the uncertainty as to the ultimate resolution of proceedings, the likelihood of receipt of these reclaims, and the potential timing of payment.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B.  In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees. Vanguard does not require reimbursement in the current period for certain costs of

28

Total International Stock Index Fund

operations (such as deferred compensation/benefits and risk/insurance costs); the fund’s liability for these costs of operations is included in Payables to Vanguard on the Statement of Assets and Liabilities, and subsequently, in May 2020, such liability was fully paid to Vanguard. All other costs of operations payable to Vanguard are generally settled twice a month.

Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At April 30, 2020, the fund had contributed to Vanguard capital in the amount of $17,620,000, representing less than 0.01% of the fund’s net assets and 7.05% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.

C.   Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.

The following table summarizes the market value of the fund’s investments and derivatives as of April 30, 2020, based on the inputs used to value them:

	Level 1	Level 2	Level 3	Total
	($000)	($000)	($000)	($000)
Investments
Assets
Common Stocks—North and South America	31,893,384	234,914	2,147	32,130,445
Common Stocks—Other	10,758,675	323,869,983	128,278	334,756,936
Temporary Cash Investments	10,719,854	636,778	—	11,356,632
Total	53,371,913	324,741,675	130,425	378,244,013
Derivative Financial Instruments
Assets
Futures Contracts[1]	70,353	—	—	70,353
Forward Currency Contracts	—	78,040	—	78,040
Total	70,353	78,040	—	148,393
Liabilities
Futures Contracts[1]	87,835	—	—	87,835
Forward Currency Contracts	—	4,759	—	4,759
Total	87,835	4,759	—	92,594

1 Represents variation margin on the last day of the reporting period.

29

Total International Stock Index Fund

D.   At April 30, 2020, the fair values of derivatives were reflected in the Statement of Assets and Liabilities as follows:

		Foreign
	Equity	Exchange
	Contracts	Contracts	Total
Statement of Assets and Liabilities Caption	($000)	($000)	($000)
Variation Margin Receivable—Futures Contracts	70,353	—	70,353
Unrealized Appreciation—Forward Currency Contracts	—	78,040	78,040
Total Asset	70,353	78,040	148,393

Variation Margin Payable—Futures Contracts	87,835	—	87,835
Unrealized Depreciation—Forward Currency Contracts	—	4,759	4,759
Total Liabilities	87,835	4,759	92,594

Realized net gain (loss) and the change in unrealized appreciation (depreciation) on derivatives for the six months ended April 30, 2020, were:

		Foreign
	Equity	Exchange
	Contracts	Contracts	Total
Realized Net Gain (Loss) on Derivatives	($000)	($000)	($000)
Futures Contracts	(1,382,783)	—	(1,382,783)
Forward Currency Contracts	—	(106,206)	(106,206)
Realized Net Gain (Loss) on Derivatives	(1,382,783)	(106,206)	(1,488,989)

Change in Unrealized Appreciation (Depreciation) on Derivatives
Futures Contracts	349,202	—	349,202
Forward Currency Contracts	—	32,193	32,193
Change in Unrealized Appreciation (Depreciation) on Derivatives	349,202	32,193	381,395

30

Total International Stock Index Fund

E.   As of April 30, 2020, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:

Amount
($000)
Tax Cost	403,523,046
Gross Unrealized Appreciation	67,616,855
Gross Unrealized Depreciation	(92,366,214)
Net Unrealized Appreciation (Depreciation)	(24,749,359)

The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at October 31, 2019, the fund had available capital losses totaling $6,449,980,000 that may be carried forward indefinitely to offset future net capital gains. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending October 31, 2020; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.

F.   During the six months ended April 30, 2020, the fund purchased $38,698,710,000 of investment securities and sold $5,669,951,000 of investment securities, other than temporary cash investments. Purchases and sales include $1,914,457,000 and $0, respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.

31

Total International Stock Index Fund

G.   Capital share transactions for each class of shares were:

	Six Months Ended		Year Ended
	April 30, 2020		October 31, 2019
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	20,486,700	1,361,862	16,308,384	1,002,637
Issued in Lieu of Cash Distributions	2,016,467	121,494	4,095,575	253,737
Redeemed[1]	(4,868,376)	(313,769)	(8,390,401)	(510,872)
Net Increase (Decrease)—Investor Shares	17,634,791	1,169,587	12,013,558	745,502
ETF Shares
Issued	4,487,957	86,979	4,918,475	95,817
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	—	—	—	—
Net Increase (Decrease)—ETF Shares	4,487,957	86,979	4,918,475	95,817
Admiral Shares
Issued[1]	8,523,045	331,999	17,359,372	633,623
Issued in Lieu of Cash Distributions	887,228	31,822	1,855,233	68,721
Redeemed	(11,155,834)	(435,337)	(13,506,026)	(495,508)
Net Increase (Decrease)—Admiral Shares	(1,745,561)	(71,516)	5,708,579	206,836
Institutional Shares
Issued	4,408,547	42,140	7,140,275	65,260
Issued in Lieu of Cash Distributions	427,632	3,848	889,806	8,246
Redeemed	(4,313,922)	(41,006)	(5,460,657)	(49,786)
Net Increase (Decrease)—Institutional Shares	522,257	4,982	2,569,424	23,720
Institutional Plus Shares
Issued	15,359,110	152,669	17,896,620	163,180
Issued in Lieu of Cash Distributions	1,616,853	14,631	3,197,499	29,580
Redeemed	(7,161,351)	(66,534)	(4,516,676)	(41,158)
Net Increase (Decrease)—Institutional Plus Shares	9,814,612	100,766	16,577,443	151,602
Institutional Select Shares
Issued	5,558,208	47,106	1,267,542	11,114
Issued in Lieu of Cash Distributions	107,236	924	215,376	1,957
Redeemed	(663,356)	(6,474)	(10,477,821)	(86,930)
Net Increase (Decrease)—Institutional Select Shares	5,002,088	41,556	(8,994,903)	(73,859)

1	In November 2018, the fund announced changes to the availability and minimum investment criteria of the Investor and Admiral share classes. As a result, all of the outstanding Investor Shares automatically converted to Admiral Shares beginning in April 2019, with the exception of those held by Vanguard funds and certain other institutional investors. Investor Shares—Redeemed and Admiral Shares—Issued include 49,000 and 29,000 shares, respectively, in the amount of $846,000 from the conversion during the six months ended April 30, 2020. Investor Shares—Redeemed and Admiral Shares—Issued include 171,037,000 and 102,272,000 shares, respectively, in the amount of $2,851,274,000 from the conversion during the year ended October 31, 2019.

32

Total International Stock Index Fund

H.   Transactions during the period in investments where the issuer is another member of The Vanguard Group were as follows:

		Current Period Transactions
	Oct. 31,		Proceeds	Realized				April 30,
	2019		from	Net	Change in		Capital Gain	2020
	Market	Purchases	Securities	Gain	Unrealized		Distributions	Market
	Value	at Cost	Sold	(Loss)	App. (Dep.)	Income	Received	Value
	($000)	($000)	($000)	($000)	($000)	($000)	($000)	($000)
Vanguard FTSE Emerging Markets ETF	659,528	—	—	—	(89,513)	9,727	—	570,015
Vanguard Market Liquidity Fund	8,639,514	NA1	NA1	461	518	23,157	—	10,719,854
Total	9,299,042			461	(88,995)	32,884	—	11,289,869

1 Not applicable—purchases and sales are for temporary cash investment purposes.

I.   Management has determined that no other events or transactions occurred subsequent to April 30, 2020, that would require recognition or disclosure in these financial statements.

33

Trustees Approve Advisory Arrangement

The board of trustees of Vanguard Total International Stock Index Fund has renewed the fund’s investment advisory arrangement with The Vanguard Group, Inc. (Vanguard), through its Equity Index Group. The board determined that continuing the fund’s internalized management structure was in the best interests of the fund and its shareholders.

The board based its decision upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. This evaluation included information provided to the board by Vanguard’s Portfolio Review Department, which is responsible for fund and advisor oversight and product management. The Portfolio Review Department met regularly with the advisor and made monthly presentations to the board during the fiscal year that directed the board’s focus to relevant information and topics.

The board, or an investment committee made up of board members, also received information throughout the year during advisor presentations. For each advisor presentation, the board was provided with letters and reports that included information about, among other things, the advisory firm and the advisor’s assessment of the investment environment, portfolio performance, and portfolio characteristics.

In addition, the board received monthly reports, which included a Market and Economic Report, a Fund Dashboard Monthly Summary, and a Fund Performance Report.

Prior to their meeting, the trustees were provided with a memo and materials that summarized the information they received over the course of the year. They also considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangement. Rather, it was the totality of the circumstances that drove the board’s decision.

Nature, extent, and quality of services

The board reviewed the quality of the fund’s investment management services over both the short and long term, and took into account the organizational depth and stability of the advisor. The board considered that Vanguard has been managing investments for more than four decades. The Equity Index Group adheres to a sound, disciplined investment management process; the team has considerable experience, stability, and depth.

The board concluded that Vanguard’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangement.

Investment performance

The board considered the short- and long-term performance of the fund, including any periods of outperformance or underperformance compared with its target index and peer group. The board concluded that the performance was such that the advisory arrangement should continue.

34

Cost

The board concluded that the fund’s expense ratio was well below the average expense ratio charged by funds in its peer group and that the fund’s advisory expenses were also well below the peer-group average.

The board does not conduct a profitability analysis of Vanguard because of Vanguard’s unique structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees.

The benefit of economies of scale

The board concluded that the fund’s arrangement with Vanguard ensures that the fund will realize economies of scale as it grows, with the cost to shareholders declining as fund assets increase.

The board will consider whether to renew the advisory arrangement again after a one-year period.

35

Liquidity Risk Management

Vanguard funds (except for the money market funds) have adopted and implemented a written liquidity risk management program (the “Program”) as required by Rule 22e-4 under the Investment Company Act of 1940. Rule 22e-4 requires that each fund adopt a program that is reasonably designed to assess and manage the fund’s liquidity risk, which is the risk that the fund could not meet redemption requests without significant dilution of remaining investors’ interests in the fund.

Assessment and management of a fund’s liquidity risk under the Program take into consideration certain factors, such as the fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions, its short- and long-term cash-flow projections during both normal and reasonably foreseeable stressed conditions, and its cash and cash-equivalent holdings and access to other funding sources. As required by the rule, the Program includes policies and procedures for classification of fund portfolio holdings in four liquidity categories, maintaining certain levels of highly liquid investments, and limiting holdings of illiquid investments.

The board of trustees of Vanguard Star Funds approved the appointment of liquidity risk management program administrators responsible for administering Vanguard Total International Stock Index Fund’s Program and for carrying out the specific responsibilities set forth in the Program, including reporting to the board on at least an annual basis regarding the Program’s operation, its adequacy, and the effectiveness of its implementation for the past year (the “Program Administrator Report”). The board has reviewed the Program Administrator Report covering the period from December 1, 2018, through December 31, 2019 (the “Review Period”). The Program Administrator Report stated that during the Review Period the Program operated and was implemented effectively to manage the fund’s liquidity risk.

36

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Connect with Vanguard® > vanguard.com

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Who Are Deaf or Hard of Hearing > 800-749-7273

This material may be used in conjunction with the offering of shares of any Vanguard fund only if preceded or accompanied by the fund’s current prospectus.

You can obtain a free copy of Vanguard’s proxy voting guidelines by visiting vanguard.com/proxyreporting or by calling Vanguard at 800-662-2739. The guidelines are also available from the SEC’s website, www.sec.gov. In addition, you may obtain a free report on how your fund voted the proxies for securities it owned during the 12 months ended June 30. To get the report, visit either vanguard.com/proxyreporting or www.sec.gov.

You can review information about your fund on the SEC’s website, and you can receive copies of this information, for a fee, by sending a request via email addressed to publicinfo@sec.gov.

© 2020 The Vanguard Group, Inc.
All rights reserved.
U.S. Patent Nos. 6,879,964; 7,337,138;
7,720,749; 7,925,573; 8,090,646; 8,417,623; and 8,626,636.
Vanguard Marketing Corporation, Distributor.

Q1132 062020

Item 2: Code of Ethics.

Not applicable.

Item 3: Audit Committee Financial Expert.

Not applicable.

Item 4: Principal Accountant Fees and Services.

(a)       Audit Fees.

Not applicable.

Item 5: Audit Committee of Listed Registrants.

Not applicable.

Item 6: Investments.

Vanguard® Total International Stock Index Fund

Schedule of Investments

April 30, 2020

		Shares	Market Value ($000)
Common Stocks (98.8%)
Argentina (0.0%)
*	Ternium Argentina SA	390	—

Australia (4.4%)
	CSL Ltd.	7,903,451	1,575,380
	Commonwealth Bank of Australia	30,913,101	1,248,786
	BHP Group Ltd.	51,441,744	1,050,152
	Westpac Banking Corp.	63,033,202	655,809
	National Australia Bank Ltd. (XSAX)	51,445,755	563,718
	Australia & New Zealand Banking Group Ltd.	49,464,973	537,314
	Woolworths Group Ltd.	21,956,467	508,117
	Wesfarmers Ltd.	19,755,833	479,860
	Transurban Group	47,308,758	421,748
	Macquarie Group Ltd.	5,593,936	370,561
	Rio Tinto Ltd.	6,492,969	365,953
	Goodman Group	31,181,300	265,579
	Amcor plc	28,016,352	255,304
	Newcrest Mining Ltd.	13,387,504	242,628
	Woodside Petroleum Ltd.	16,329,163	233,822
	Coles Group Ltd.	21,267,525	213,268
	Fortescue Metals Group Ltd.	27,834,534	212,719
	Brambles Ltd.	27,038,615	193,261
	Aristocrat Leisure Ltd.	11,154,724	182,936
	ASX Ltd.	3,397,525	179,137
	Insurance Australia Group Ltd.	40,458,054	151,164
	Sonic Healthcare Ltd.	8,286,107	146,335
	APA Group	20,680,883	146,129
	Telstra Corp. Ltd.	72,688,772	142,995
	Scentre Group	91,906,221	138,066
	QBE Insurance Group Ltd.	25,472,465	137,930
	Suncorp Group Ltd.	22,146,172	131,656
	Cochlear Ltd.	1,081,412	128,578
	AGL Energy Ltd.	11,147,377	122,343
	Ramsay Health Care Ltd.	2,992,528	121,532
	Dexus	19,212,989	114,055
	Origin Energy Ltd.	30,910,127	111,175
	James Hardie Industries plc	7,733,341	111,017
	South32 Ltd.	86,741,604	109,091
	Northern Star Resources Ltd.	12,451,600	100,548
	Aurizon Holdings Ltd.	33,020,751	100,313
	Mirvac Group	68,877,296	100,086
	Santos Ltd.	30,981,264	98,515
	GPT Group	33,960,479	93,333
	Medibank Pvt Ltd.	48,445,828	84,869
	Treasury Wine Estates Ltd.	12,645,685	83,176
*	Xero Ltd.	1,620,989	82,875
	Orica Ltd.	7,104,187	82,329
	Lendlease Group (XSAX)	9,918,045	79,006
	Magellan Financial Group Ltd.	2,406,963	78,844
	Sydney Airport	19,341,354	78,785
	Stockland	41,955,670	77,908
*	Afterpay Ltd.	3,765,945	74,889
	Caltex Australia Ltd.	4,402,967	70,888
	Tabcorp Holdings Ltd.	32,760,978	68,303
	SEEK Ltd.	6,112,035	68,237
	Computershare Ltd.	8,482,532	66,738
	Oil Search Ltd.	31,802,388	62,413
	Atlas Arteria Ltd.	15,272,427	61,630
	Evolution Mining Ltd.	18,485,657	60,199
	BlueScope Steel Ltd.	8,951,347	58,424
*	AMP Ltd.	60,481,975	55,804
	Vicinity Centres	55,106,142	52,755
*	Saracen Mineral Holdings Ltd.	19,168,812	52,572

Vanguard® Total International Stock Index Fund

Schedule of Investments

April 30, 2020

		Shares	Market Value ($000)
	REA Group Ltd.	902,250	51,626
	Coca-Cola Amatil Ltd.	9,054,962	50,415
	Alumina Ltd.	44,289,820	49,129
	JB Hi-Fi Ltd.	1,981,972	44,807
	Incitec Pivot Ltd.	28,757,444	44,477
	Ansell Ltd.	2,321,578	42,815
*	NEXTDC Ltd.	7,466,981	42,613
	Altium Ltd.	1,898,926	41,684
	Charter Hall Group	8,242,907	40,733
	National Australia Bank Ltd.	3,655,054	40,396
	Boral Ltd.	20,407,298	39,661
	Domino's Pizza Enterprises Ltd.	1,056,185	39,520
	Crown Resorts Ltd.	6,157,234	39,416
	AusNet Services	32,184,270	39,253
	ALS Ltd.	8,583,803	37,484
	Iluka Resources Ltd.	7,538,549	37,392
	Bendigo & Adelaide Bank Ltd.	8,788,359	37,185
	Orora Ltd.	21,465,580	35,673
	carsales.com Ltd.	3,885,023	35,540
§	Qube Holdings Ltd.	22,429,053	34,281
	OZ Minerals Ltd.	5,686,953	32,781
	Worley Ltd.	5,604,399	32,485
	Challenger Ltd.	10,025,738	31,930
	Appen Ltd.	1,880,644	31,075
	TPG Telecom Ltd.	6,507,505	31,052
	Beach Energy Ltd.	31,109,063	30,324
	Steadfast Group Ltd.	15,097,504	29,813
	Cleanaway Waste Management Ltd.	23,902,280	28,839
	Star Entertainment Grp Ltd.	14,637,965	28,697
	Downer EDI Ltd.	10,396,326	27,967
^	Bank of Queensland Ltd.	8,193,066	27,626
	CIMIC Group Ltd.	1,695,565	26,991
	Mineral Resources Ltd.	2,481,074	26,741
	IGO Ltd.	8,781,968	26,642
	Breville Group Ltd.	2,322,682	26,284
	Metcash Ltd.	15,984,422	25,782
	nib holdings Ltd.	8,061,303	25,762
	Shopping Centres Australasia Property Group	17,114,200	24,807
	Qantas Airways Ltd.	9,925,499	24,652
	Reliance Worldwide Corp. Ltd.	13,860,927	24,385
	Nine Entertainment Co. Holdings Ltd.	25,800,958	23,734
	Regis Resources Ltd.	8,249,693	23,589
	Seven Group Holdings Ltd.	2,363,100	23,238
	Charter Hall Long Wale REIT	7,977,810	23,126
	IRESS Ltd.	3,162,646	23,069
	Cromwell Property Group	44,368,827	22,615
	Link Administration Holdings Ltd.	9,030,962	22,036
*	Vocus Group Ltd.	10,944,930	21,728
	CSR Ltd.	8,874,660	21,330
	IDP Education Ltd.	2,239,577	21,229
	St. Barbara Ltd.	12,152,561	20,003
	Washington H Soul Pattinson & Co. Ltd.	1,618,782	19,469
	BWP Trust	8,419,809	19,242
*	Nufarm Ltd.	5,640,056	19,155
^	Harvey Norman Holdings Ltd.	10,579,078	18,981
	Viva Energy REIT	12,043,017	18,817
*	Nanosonics Ltd.	4,204,809	18,739
	Whitehaven Coal Ltd.	15,324,201	18,085
*	Silver Lake Resources Ltd.	14,498,262	17,907
[1]	Viva Energy Group Ltd.	18,997,037	17,755
	IOOF Holdings Ltd.	6,358,916	17,753
	Pendal Group Ltd.	4,928,110	17,502
	Healius Ltd.	10,368,987	17,343
*,^	Mesoblast Ltd.	8,057,516	17,198

Vanguard® Total International Stock Index Fund

Schedule of Investments

April 30, 2020

		Shares	Market Value ($000)
*	Megaport Ltd.	2,233,944	17,191
	WiseTech Global Ltd.	1,432,110	17,054
	Technology One Ltd.	2,759,359	16,927
	Bapcor Ltd.	5,217,995	16,615
	Elders Ltd.	2,803,301	15,718
	Perpetual Ltd.	795,826	15,470
	National Storage REIT	13,740,726	15,433
	Premier Investments Ltd.	1,535,905	15,393
	Adelaide Brighton Ltd.	8,689,500	15,306
*	Gold Road Resources Ltd.	14,826,009	15,140
	IPH Ltd.	3,014,242	14,417
	Charter Hall Retail REIT	6,997,737	14,400
*,^	PolyNovo Ltd.	10,310,057	14,321
^	InvoCare Ltd.	2,124,087	14,205
	Sims Ltd.	3,106,757	13,966
*	Lynas Corp. Ltd.	12,318,445	13,792
	Lendlease Group	1,701,888	13,708
^	Bingo Industries Ltd.	8,882,886	13,453
^	Platinum Asset Management Ltd.	5,921,159	13,371
	Bravura Solutions Ltd.	4,180,681	13,055
	Pro Medicus Ltd.	769,546	12,953
	Ingenia Communities Group	5,312,121	12,834
*	Perseus Mining Ltd.	21,086,691	12,743
	Costa Group Holdings Ltd.	6,691,920	12,500
^	Bega Cheese Ltd.	3,901,229	12,214
	Monadelphous Group Ltd.	1,643,187	11,945
^	Blackmores Ltd.	242,913	11,923
^	Corporate Travel Management Ltd.	1,439,297	11,783
*	United Malt Grp Ltd.	4,206,555	11,678
*	Avita Medical Ltd.	38,665,958	11,462
	AP Eagers Ltd.	3,394,788	11,233
*,^	Resolute Mining Ltd.	18,680,336	11,130
	Flight Centre Travel Group Ltd.	1,499,977	10,630
	ARB Corp. Ltd.	1,073,469	10,542
	Austal Ltd.	4,834,058	10,491
	Super Retail Group Ltd.	2,540,964	10,367
	Sandfire Resources Ltd.	3,529,659	10,244
	Abacus Property Group	6,198,774	10,110
^	Clinuvel Pharmaceuticals Ltd.	704,487	9,980
	Omni Bridgeway Ltd.	3,719,412	9,701
	Tassal Group Ltd.	3,864,652	9,427
*	GrainCorp Ltd. Class A	4,025,688	9,245
	Ramelius Resources Ltd.	10,745,072	9,130
	Collins Foods Ltd.	1,890,800	8,992
	Growthpoint Properties Australia Ltd.	4,473,228	8,974
	GWA Group Ltd.	4,923,703	8,838
^	Webjet Ltd.	4,500,132	8,823
*	EML Payments Ltd.	4,831,885	8,726
	Brickworks Ltd.	983,067	8,676
	Credit Corp. Group Ltd. (XASX)	809,622	8,622
	GUD Holdings Ltd.	1,408,749	8,362
	Service Stream Ltd.	6,367,141	8,101
*,^	Zip Co. Ltd.	5,353,249	8,098
	NRW Holdings Ltd.	7,322,972	8,011
	Inghams Group Ltd.	3,478,252	7,880
	Netwealth Group Ltd.	1,584,748	7,764
	Domain Holdings Australia Ltd.	4,457,965	7,549
*	Westgold Resources Ltd.	5,714,087	7,507
	Western Areas Ltd.	5,312,989	7,489
	Centuria Office REIT	5,842,549	7,362
	AUB Group Ltd.	950,522	7,204
	Select Harvests Ltd.	1,530,690	7,195
	Sigma Healthcare Ltd.	17,621,280	6,917
^	Jumbo Interactive Ltd.	880,104	6,913

Vanguard® Total International Stock Index Fund

Schedule of Investments

April 30, 2020

		Shares	Market Value ($000)
	Aventus Group	6,182,854	6,837
	G8 Education Ltd.	12,157,860	6,818
	Rural Funds Group	5,387,323	6,803
*,^	nearmap Ltd.	6,819,875	6,667
*	Mayne Pharma Group Ltd.	24,672,161	6,589
*	Cooper Energy Ltd.	23,696,110	6,586
	Perenti Global Ltd.	11,138,552	6,549
	Arena REIT	4,410,616	6,464
^	Freedom Foods Group Ltd.	2,257,647	6,327
*	Champion Iron Ltd.	4,916,332	6,323
	Centuria Industrial REIT	3,536,511	6,065
	Data#3 Ltd.	2,384,921	5,952
	Codan Ltd.	1,367,467	5,753
	Charter Hall Social Infrastructure REIT	3,525,425	5,580
*,^	PointsBet Holdings Pty Ltd.	2,007,123	5,470
	HUB24 Ltd.	865,566	5,443
	SmartGroup Corp. Ltd.	1,537,137	5,373
*,^	Orocobre Ltd.	3,677,713	5,338
*	Australian Agricultural Co. Ltd.	6,728,471	5,069
	oOh!media Ltd.	7,488,138	4,956
	New Hope Corp. Ltd.	4,943,100	4,940
*	Electro Optic Systems Holdings Ltd.	1,639,134	4,937
	SeaLink Travel Group Ltd.	2,043,663	4,784
	Genworth Mortgage Insurance Australia Ltd.	3,418,123	4,725
	Integral Diagnostics Ltd.	2,232,105	4,687
	Australian Pharmaceutical Industries Ltd.	6,025,466	4,568
*,^	Pilbara Minerals Ltd.	31,836,640	4,472
	Mount Gibson Iron Ltd.	10,888,296	4,455
*	Emeco Holdings Ltd.	5,882,889	4,433
	GDI Property Group	6,470,871	4,374
*,^	Bubs Australia Ltd.	7,430,031	4,323
	Infigen Energy	11,199,719	4,286
	Lovisa Holdings Ltd.	871,395	4,156
^	BWX Ltd.	1,743,792	4,065
*	Pact Group Holdings Ltd.	3,218,783	3,982
	McMillan Shakespeare Ltd.	915,297	3,954
	Asaleo Care Ltd.	5,707,801	3,821
	Accent Group Ltd.	5,039,023	3,796
*	Starpharma Holdings Ltd.	5,505,630	3,739
	Estia Health Ltd.	3,735,087	3,620
	Jupiter Mines Ltd.	20,532,345	3,607
[1]	Coronado Global Resources Inc.	4,666,105	3,577
	Hotel Property Investments	2,247,531	3,574
*,^	Galaxy Resources Ltd.	6,763,510	3,318
	Southern Cross Media Group Ltd.	32,875,241	2,969
*,^	Carnarvon Petroleum Ltd.	23,764,696	2,905
*	Centuria Capital Group	2,732,165	2,846
*,^	Paradigm Biopharmaceuticals Ltd.	2,263,205	2,811
	FlexiGroup Ltd.	4,735,995	2,766
*	Senex Energy Ltd.	19,945,587	2,748
^	HT&E Ltd.	3,651,104	2,653
	OFX Group Ltd.	3,285,763	2,621
	Aurelia Metals Ltd.	12,452,293	2,585
	Cedar Woods Properties Ltd.	911,125	2,497
	Macmahon Holdings Ltd.	17,279,271	2,474
	Village Roadshow Ltd.	1,600,307	2,326
*	Eclipx Group Ltd.	4,913,981	2,290
*,^	Karoon Energy Ltd.	6,309,249	2,225
*,^	Superloop Ltd.	4,356,225	2,216
*	AMA Group Ltd.	7,876,105	2,153
	Fletcher Building Ltd. (XASX)	879,976	1,978
^	Regis Healthcare Ltd.	2,005,584	1,939
*,§,^	SpeedCast International Ltd.	3,739,468	1,925
	Virtus Health Ltd.	956,277	1,904

Vanguard® Total International Stock Index Fund

Schedule of Investments

April 30, 2020

		Shares	Market Value ($000)
	MACA Ltd.	3,707,414	1,768
	SG Fleet Group Ltd.	1,796,439	1,563
*	Dacian Gold Ltd.	6,697,194	1,551
	Navigator Global Investments Ltd.	1,835,146	1,550
*,^	Myer Holdings Ltd.	11,853,493	1,524
	Vita Group Ltd.	1,984,961	1,401
*,^	Clean TeQ Holdings Ltd.	8,549,673	1,156
	Japara Healthcare Ltd.	3,536,604	1,143
*,^	Syrah Resources Ltd.	7,177,798	1,074
	MyState Ltd.	401,885	1,024
^	Newcrest Mining Ltd. ADR	53,537	978
	WPP AUNZ Ltd.	5,661,944	913
*	Intega Group Ltd.	4,348,548	763
*,^	New Century Resources Ltd.	7,767,841	759
*	Seven West Media Ltd.	13,567,493	746
*	Cardno Ltd.	2,838,975	461
	Decmil Group Ltd.	2,735,799	393
*,^	Liquefied Natural Gas Ltd.	7,928,704	223
*	Castile Resources Ltd.	1,176,240	126
	Credit Corp. Group Ltd.	530	6
	Sims Ltd. ADR	57	—
*,§	SGH Energy Pty Ltd.	5,925,255	—
*,§	DSHE Holdings Ltd.	1,313,373	—
			16,344,246
Austria (0.2%)
	Erste Group Bank AG	5,025,699	108,922
	OMV AG	2,506,778	81,851
	Verbund AG	1,173,040	53,113
	Raiffeisen Bank International AG	2,450,290	42,292
	voestalpine AG	2,030,247	42,079
*	Andritz AG	1,256,249	41,277
	Wienerberger AG	2,119,532	39,698
	CA Immobilien Anlagen AG	1,244,061	39,496
[1]	BAWAG Group AG	1,061,325	36,072
	Immofinanz AG	1,458,896	26,940
*,^	Oesterreichische Post AG	617,036	23,254
	S Immo AG	930,593	17,279
	Telekom Austria AG	2,139,574	15,053
	UNIQA Insurance Group AG	1,962,718	13,233
*,^	Lenzing AG	230,945	13,200
	Vienna Insurance Group AG Wiener Versicherung Gruppe	618,202	12,357
	Evn AG	434,804	6,794
	Strabag SE	236,533	6,622
	Schoeller-Bleckmann Oilfield Equipment AG	210,581	6,222
	Do & Co AG	99,704	4,973
	Flughafen Wien AG	143,890	4,199
*	Palfinger AG	153,180	3,310
	Agrana Beteiligungs AG	145,375	2,675
*	Zumtobel Group AG	401,446	2,593
^	Porr AG	135,740	2,335
	Kapsch TrafficCom AG	70,273	1,372
			647,211
Belgium (0.7%)
	Anheuser-Busch InBev SA/NV	13,432,650	625,562
	KBC Group NV	4,789,363	259,781
*	Ucb SA	2,110,493	193,404
	Umicore SA	3,587,807	155,498
	Ageas	3,224,445	116,223
*	Argenx SE	751,181	112,338
*	Groupe Bruxelles Lambert SA	1,274,424	101,949
	Solvay SA Class A	1,211,783	94,650
	Elia Group SA/NV	617,383	70,989
	Warehouses De Pauw CVA	2,368,377	64,973
	Cofinimmo SA	465,214	64,675

Vanguard® Total International Stock Index Fund

Schedule of Investments

April 30, 2020

		Shares	Market Value ($000)
	Sofina SA	268,271	63,182
	Colruyt SA	915,384	54,861
	Proximus SADP	2,444,360	52,171
	Ackermans & van Haaren NV	386,243	51,192
	Aedifica SA	446,997	43,322
	Telenet Group Holding NV	814,576	34,022
	Euronav NV	2,799,725	31,271
	Barco NV	173,125	27,618
	Ontex Group NV	1,394,934	25,437
	Fagron	1,090,196	24,582
	D'ieteren SA/NV	412,362	20,665
	KBC Ancora	572,133	20,089
	Melexis NV	326,280	19,845
*	Montea C.V.A	191,617	16,842
	Gimv NV	293,755	16,139
	Befimmo SA	314,705	14,048
	Bekaert SA	574,307	12,141
	bpost SA	1,739,564	12,138
*	Tessenderlo Chemie NV (Voting Shares)	426,277	11,903
*	AGFA-Gevaert NV	2,875,005	11,389
*	VGP NV	83,965	9,718
	Cie d'Entreprises CFE	112,605	8,740
	Orange Belgium SA	496,974	8,267
	Retail Estates NV	138,894	7,507
	Kinepolis Group NV	196,319	7,392
*,^	Mithra Pharmaceuticals SA	212,205	5,297
	Econocom Group SA/NV	2,123,474	4,087
	EVS Broadcast Equipment SA	218,076	3,332
*	Ion Beam Applications	323,023	2,679
	Van de Velde NV	82,005	2,072
*	Wereldhave Belgium Comm VA	24,580	1,405
			2,483,395
Brazil (1.3%)
	Vale SA	56,140,599	463,132
	Itau Unibanco Holding SA Preference Shares	79,504,489	332,907
	Petroleo Brasileiro SA Preference Shares	77,857,360	258,432
	Banco Bradesco SA Preference Shares	70,789,719	249,292
	B3 SA - Brasil Bolsa Balcao	34,571,437	244,255
	Petroleo Brasileiro SA	61,201,363	209,898
	Ambev SA	70,543,478	147,109
	Itausa - Investimentos Itau SA Preference Shares	76,176,106	126,075
	Magazine Luiza SA	11,077,063	101,239
*	Suzano SA	13,631,728	98,793
	Lojas Renner SA	13,742,240	97,016
	Weg SA	12,930,417	94,971
	Notre Dame Intermedica Participacoes SA	7,832,776	78,949
	Banco do Brasil SA	14,918,598	78,188
	Raia Drogasil SA	3,970,258	76,501
	Natura & Co. Holding SA	11,575,916	75,613
	Jbs SA	17,047,953	74,739
*	Rumo SA	19,438,814	70,743
	Banco Bradesco SA	19,194,088	61,981
	Localiza Rent a Car SA	9,789,277	61,549
	Lojas Americanas SA Preference Shares	13,044,514	59,682
	Telefonica Brasil SA Preference Shares	6,917,026	58,067
	BB Seguridade Participacoes SA	11,805,460	57,639
	Equatorial Energia SA	14,916,235	50,279
*	B2W Cia Digital	3,354,041	45,180
	Ccr SA	19,495,552	44,276
	Petrobras Distribuidora SA	11,961,592	42,960
	Ultrapar Participacoes SA	14,966,806	39,909
	Itau Unibanco Holding SA ADR	9,457,050	39,814
	Hypera SA	7,006,828	37,470
	Gerdau SA Preference Shares	16,543,314	35,716

Vanguard® Total International Stock Index Fund

Schedule of Investments

April 30, 2020

		Shares	Market Value ($000)
	Banco Santander Brasil SA	7,038,678	34,948
	Cia de Saneamento Basico do Estado de Sao Paulo	4,713,261	34,739
	Klabin SA	10,226,988	33,495
	Banco BTG Pactual SA	4,269,064	33,208
	Sul America SA	3,891,890	32,027
	Cosan SA	2,879,390	31,950
*	Centrais Eletricas Brasileiras SA	7,042,298	31,405
*	Brf SA	8,798,670	31,374
	Vale SA Class B ADR	3,763,296	31,047
	Cogna Educacao	29,479,785	30,033
	Totvs SA	2,696,779	29,334
	TIM Participacoes SA	12,488,212	29,304
	Cia Brasileira de Distribuicao	2,223,285	27,074
	IRB Brasil Resseguros SA	14,364,514	26,997
	Energisa SA	3,272,298	26,297
	Banco Bradesco SA ADR	7,012,798	24,685
	YDUQS Participacoes SA	4,369,820	24,389
[1]	Hapvida Participacoes e Investimentos SA	2,508,625	24,192
	BR Malls Participacoes SA	12,886,092	23,792
	Cia Energetica de Minas Gerais Preference Shares	13,184,224	23,081
	Petroleo Brasileiro SA ADR Preference Shares	3,301,167	22,019
	Engie Brasil Energia SA	3,054,233	21,972
	Bradespar SA Preference Shares	3,998,784	21,958
	Atacadao SA	5,814,805	21,386
*	Centrais Eletricas Brasileiras SA Preference Shares	4,168,328	21,340
	Qualicorp Consultoria e Corretora de Seguros SA	4,166,325	19,859
	Transmissora Alianca de Energia Eletrica SA	3,917,275	19,810
*	Marfrig Global Foods SA	8,177,084	19,308
	Multiplan Empreendimentos Imobiliarios SA	4,830,638	18,557
	CPFL Energia SA	3,338,300	17,828
	EDP - Energias do Brasil SA	5,589,629	17,474
*	Embraer SA	10,587,039	16,841
	Alpargatas SA Preference Shares	3,337,400	16,810
	Cia de Saneamento do Parana	3,542,139	16,740
	Cia Energetica de Sao Paulo Preference Shares	3,186,160	16,499
	Fleury SA	3,754,576	15,742
	Lojas Americanas SA	3,996,794	14,942
	Cielo SA	19,665,157	14,682
	MRV Engenharia e Participacoes SA	5,227,840	14,565
	Porto Seguro SA	1,721,479	14,337
	Cia Siderurgica Nacional SA	8,599,133	14,169
	Cia Paranaense de Energia Preference Shares	1,385,841	13,864
	Odontoprev SA	4,877,971	13,455
	Cyrela Brazil Realty SA Empreendimentos e Participacoes	4,552,854	13,321
*	Minerva SA	5,873,643	13,242
	Neoenergia SA	3,764,200	12,647
	Cia de Transmissao de Energia Eletrica Paulista Preference Shares	3,379,442	12,075
*	Linx SA	2,882,197	11,507
*	Via Varejo SA	6,674,513	11,268
	Braskem SA Preference Shares	2,860,483	11,120
	Ambev SA ADR	5,047,904	10,853
*	Azul SA Prior Preference Shares.	3,307,955	10,585
	Metalurgica Gerdau SA Preference Shares Class A	11,006,918	10,424
	Aliansce Sonae Shopping Centers sa	2,008,700	10,310
	Cia de Saneamento de Minas Gerais-COPASA	1,136,101	10,028
	Sao Martinho SA	2,840,317	9,976
	Iguatemi Empresa de Shopping Centers SA	1,594,121	9,650
*	Cia de Saneamento Basico do Estado de Sao Paulo ADR	1,258,561	9,641
	Cia de Locacao das Americas	3,888,317	9,496
*	Eneva SA	1,366,372	9,041
	M Dias Branco SA	1,525,747	8,978
	Duratex SA	4,932,733	8,835
	Itau Unibanco Holding SA	2,129,895	8,617
*	Ez Tec Empreendimentos e Participacoes SA	1,498,502	8,325

Vanguard® Total International Stock Index Fund

Schedule of Investments

April 30, 2020

		Shares	Market Value ($000)
*	Alupar Investimento SA	2,002,551	8,312
	Banco do Estado do Rio Grande do Sul SA Preference Shares	3,558,974	8,207
	Telefonica Brasil SA ADR	932,552	7,833
	AES Tiete Energia SA	2,863,321	7,635
*	Banco Pan SA Preference Shares	8,251,800	7,633
	SLC Agricola SA	1,678,750	7,409
*	Light SA	3,479,945	7,270
*	EcoRodovias Infraestrutura e Logistica SA	3,596,971	6,939
	Arezzo Industria e Comercio SA	827,627	6,468
	Cia Brasileira de Distribuicao ADR	526,723	6,431
*	Grupo SBF SA	1,039,900	6,043
	Cia Hering	2,181,895	6,003
	Construtora Tenda SA	1,383,483	5,913
*	Cosan Logistica SA	2,082,329	5,882
	Usinas Siderurgicas de Minas Gerais SA Preference Shares	6,252,355	5,519
	Grendene SA	4,295,001	5,505
	Iochpe Maxion SA	2,290,071	5,353
	Marcopolo SA Preference Shares	9,971,228	5,244
	CVC Brasil Operadora e Agencia de Viagens SA	2,036,451	5,168
	BR Properties SA	3,102,387	4,986
	Movida Participacoes SA	2,503,192	4,971
*	Omega Geracao SA	892,700	4,923
^	Cia Paranaense de Energia ADR	477,521	4,895
	Randon Participacoes SA Preference Shares	3,071,311	4,801
	BK Brasil Operacao e Assessoria a Restaurantes SA	2,700,672	4,698
	Banco Inter SA	927,784	4,695
[1]	Banco Inter SA Preference Shares	2,711,722	4,658
	TIM Participacoes SA ADR	361,168	4,197
	Centrais Eletricas Brasileiras SA ADR Preference Shares	812,480	3,884
	Guararapes Confeccoes SA	1,608,724	3,772
	Cia Energetica de Minas Gerais	2,082,857	3,704
^	Cia Energetica de Minas Gerais ADR	2,140,089	3,681
*	Embraer SA ADR	577,034	3,653
^	Centrais Eletricas Brasileiras SA ADR	783,491	3,494
	Santos Brasil Participacoes SA	4,598,207	3,450
*	Unipar Carbocloro SA Preference Shares	801,058	3,447
*	Petro Rio SA	895,000	3,366
*	Anima Holding SA	793,790	3,325
*	Brf SA ADR	919,974	3,293
[1]	Ser Educacional SA	1,051,862	3,288
^	Cia Siderurgica Nacional SA ADR	2,017,101	3,227
	Camil Alimentos SA	2,093,326	3,141
*	Gol Linhas Aereas Inteligentes SA Preference Shares	1,365,018	3,113
*	Even Construtora e Incorporadora SA	2,444,458	3,030
	Cia Paranaense de Energia	308,564	3,019
	JSL SA	854,900	2,956
	Gerdau SA ADR	1,358,769	2,921
	JHSF Participacoes SA	3,751,300	2,870
	Tupy SA	974,960	2,653
	Smiles Fidelidade SA	1,008,744	2,649
	Petroleo Brasileiro SA ADR	367,071	2,536
	Instituto Hermes Pardini SA	707,542	2,531
*,^	Suzano SA ADR	342,180	2,467
	Direcional Engenharia SA	1,348,436	2,182
*	Enauta Participacoes SA	1,288,369	2,163
	Wiz Solucoes e Corretagem de Seguros SA	1,242,916	2,085
	Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao SA	1,169,559	1,918
	Mahle-Metal Leve SA	585,664	1,894
	LOG Commercial Properties e Participacoes SA	407,556	1,715
^	Braskem SA ADR	211,718	1,662
*	Alliar Medicos A Frente SA	833,539	1,608
	Dimed SA Distribuidora da Medicamentos	356,700	1,535
^	Gol Linhas Aereas Inteligentes SA ADR	167,447	772
			4,984,436

Vanguard® Total International Stock Index Fund

Schedule of Investments

April 30, 2020

		Shares	Market Value ($000)
Canada (6.5%)
	Royal Bank of Canada	25,179,394	1,548,986
	Toronto-Dominion Bank	31,720,488	1,325,381
*	Shopify Inc.	1,745,136	1,106,772
	Canadian National Railway Co.	12,421,422	1,027,214
	Enbridge Inc. (XTSE)	31,970,930	979,604
	Bank of Nova Scotia	21,246,479	851,721
	Brookfield Asset Management Inc. Class A	23,599,461	797,528
	TC Energy Corp.	16,229,944	746,931
^	Bank of Montreal	11,136,031	566,182
	Canadian Pacific Railway Ltd.	2,395,409	544,424
	Barrick Gold Corp. (XTSE)	19,298,160	496,751
	Suncor Energy Inc.	26,946,204	480,480
^	Canadian Imperial Bank of Commerce	7,747,661	459,088
	Franco-Nevada Corp.	3,242,487	428,993
	Manulife Financial Corp.	33,964,129	427,739
	Alimentation Couche-Tard Inc. Class B	14,870,638	414,940
	Nutrien Ltd.	10,011,534	357,537
	Sun Life Financial Inc.	10,387,925	356,053
	Canadian Natural Resources Ltd.	20,252,190	339,149
	Constellation Software Inc.	348,009	334,653
	Fortis Inc. (XTSE)	7,698,950	298,345
	Wheaton Precious Metals Corp.	7,789,255	295,969
*	CGI Inc.	4,143,746	264,263
	Rogers Communications Inc. Class B	6,121,849	256,406
	Waste Connections Inc. (XTSE)	2,834,671	243,888
	Agnico Eagle Mines Ltd.	4,165,704	243,397
	Thomson Reuters Corp.	3,438,523	242,262
	Intact Financial Corp.	2,493,940	237,345
	National Bank of Canada	5,877,451	237,049
	Barrick Gold Corp. (XLON)	9,008,462	234,914
	Pembina Pipeline Corp.	9,535,496	218,667
	BCE Inc.	5,216,053	210,935
	Restaurant Brands International Inc. (XTSE)	4,115,394	200,751
	Magna International Inc.	5,109,413	199,098
	Kirkland Lake Gold Ltd.	4,585,365	189,548
	Open Text Corp.	4,538,782	171,515
	Metro Inc.	4,165,566	171,387
	Dollarama Inc.	5,385,697	168,928
^	Emera Inc.	4,224,363	168,161
	Power Corp. of Canada	10,295,912	164,652
	Loblaw Cos. Ltd.	3,144,554	154,748
	Waste Connections Inc. (XNYS)	1,741,555	149,617
*	Kinross Gold Corp.	21,668,315	143,060
	Shaw Communications Inc. Class B	7,902,424	128,930
	Fairfax Financial Holdings Ltd.	467,631	126,796
^	Algonquin Power & Utilities Corp.	9,072,613	125,796
^	WSP Global Inc.	1,850,514	124,183
	TELUS Corp.	7,076,637	115,660
*	Bausch Health Cos. Inc. (XTSE)	6,016,880	108,714
	Canadian Apartment Properties REIT	2,989,414	102,872
	Saputo Inc.	4,055,399	101,971
[1]	Hydro One Ltd.	5,533,866	100,345
	George Weston Ltd.	1,260,681	89,428
	B2Gold Corp.	17,577,778	88,902
	TMX Group Ltd.	989,197	85,698
	Ritchie Bros Auctioneers Inc.	1,918,609	82,578
	CCL Industries Inc. Class B	2,613,581	81,696
	Enbridge Inc. (XNYS)	2,588,293	79,409
	CAE Inc.	4,705,328	77,749
^	Yamana Gold Inc.	16,451,813	77,534
	Pan American Silver Corp.	3,568,456	75,884

Vanguard® Total International Stock Index Fund

Schedule of Investments

April 30, 2020

		Shares	Market Value ($000)
	Great-West Lifeco Inc.	4,567,082	75,202
	Teck Resources Ltd. Class B	8,429,196	74,303
*	Stars Group Inc. (XTSE)	2,619,107	73,063
^	Canadian Tire Corp. Ltd. Class A	1,006,957	70,656
^	Allied Properties REIT	2,183,620	69,903
	Cameco Corp.	6,943,242	69,036
	Onex Corp.	1,455,267	67,079
	Toromont Industries Ltd.	1,405,414	66,033
	Empire Co. Ltd.	2,963,298	65,421
^	Imperial Oil Ltd.	4,032,181	65,149
	Cenovus Energy Inc.	17,907,470	64,968
^	RioCan REIT	5,619,264	64,188
*	Descartes Systems Group Inc.	1,508,578	63,412
^	Inter Pipeline Ltd.	7,359,298	61,541
	Parkland Fuel Corp.	2,589,627	61,264
	iA Financial Corp. Inc.	1,883,196	61,138
	First Quantum Minerals Ltd.	9,764,197	59,625
^	Northland Power Inc.	2,755,721	59,135
^	Stantec Inc.	1,968,241	58,017
^	AltaGas Ltd.	4,842,943	57,895
	Element Fleet Management Corp.	7,727,346	57,013
^	SNC-Lavalin Group Inc.	3,079,451	56,790
^	Keyera Corp.	3,788,934	56,210
	Lundin Mining Corp.	11,448,225	56,092
	Alamos Gold Inc. Class A	6,839,551	55,082
	Canadian Utilities Ltd. Class A	2,133,248	52,046
*,^	Canopy Growth Corp.	3,142,798	50,124
	Boyd Group Services Inc.	353,805	49,781
	Gildan Activewear Inc.	3,508,760	48,953
	FirstService Corp.	545,182	47,137
*	NovaGold Resources Inc.	4,190,235	47,021
*	Kinaxis Inc.	456,074	45,845
	Quebecor Inc. Class B	2,068,724	45,047
^	Granite REIT	982,011	44,869
	Tourmaline Oil Corp.	4,441,857	44,037
^	Choice Properties REIT	4,628,926	41,968
	CI Financial Corp.	3,757,162	39,921
	TFI International Inc.	1,397,915	38,765
*	SSR Mining Inc.	2,158,318	37,818
	Atco Ltd. Class I	1,345,977	37,799
	Restaurant Brands International Inc. (XNYS)	753,210	37,133
	Gibson Energy Inc.	2,589,655	36,893
*	BlackBerry Ltd.	8,621,823	36,793
	Finning International Inc.	2,888,112	36,663
	Capital Power Corp.	1,857,777	35,956
	Premium Brands Holdings Corp.	592,931	35,756
^	SmartCentres REIT	2,332,209	35,722
^	H&R REIT	5,034,913	35,665
*,^	Cronos Group Inc.	5,942,198	35,176
	Colliers International Group Inc.	618,587	33,948
*	Air Canada Class B	2,230,374	32,431
	IGM Financial Inc.	1,487,334	31,500
^	PrairieSky Royalty Ltd.	4,179,499	30,567
	Centerra Gold Inc.	3,815,336	30,507
^	Innergex Renewable Energy Inc.	2,264,808	30,394
	TransAlta Corp.	5,111,434	30,075
	West Fraser Timber Co. Ltd.	1,040,368	28,955
*	IAMGOLD Corp.	8,046,421	28,152
	Primo Water Corp.	2,729,886	27,947
*	Parex Resources Inc.	2,493,476	27,336
*	Alacer Gold Corp.	5,201,865	26,683
^	ARC Resources Ltd.	6,287,652	26,516
	Enghouse Systems Ltd.	705,585	26,435
*	Eldorado Gold Corp.	2,749,963	26,216

Vanguard® Total International Stock Index Fund

Schedule of Investments

April 30, 2020

		Shares	Market Value ($000)
	Canadian Western Bank	1,635,865	25,890
	Stella-Jones Inc.	1,036,687	25,844
	Maple Leaf Foods Inc.	1,395,171	25,790
	Barrick Gold Corp. (XNYS)	998,659	25,686
^	First Capital REIT	2,389,878	24,638
*	Ivanhoe Mines Ltd.	11,694,162	24,532
*,^	Endeavour Mining Corp.	1,349,568	24,297
*	Pretium Resources Inc.	3,181,123	24,294
*,^	Canada Goose Holdings Inc.	1,016,889	24,283
^	Chartwell Retirement Residences	3,770,473	24,216
	Osisko Gold Royalties Ltd.	2,531,897	23,119
*,^	First Majestic Silver Corp.	2,830,049	22,853
^	Northview Apartment REIT	874,580	22,117
*	Torex Gold Resources Inc.	1,526,449	21,724
	Methanex Corp.	1,332,401	21,183
	BRP Inc.	703,415	21,053
*	ATS Automation Tooling Systems Inc.	1,388,528	20,599
^	Cominar REIT	3,360,557	20,497
	Linamar Corp.	838,845	20,152
*	Great Canadian Gaming Corp.	995,498	19,389
^	TransAlta Renewables Inc.	1,770,423	19,129
^	Superior Plus Corp.	2,654,226	18,840
^	Laurentian Bank of Canada	828,879	18,514
	Winpak Ltd.	555,976	18,513
^	Genworth MI Canada Inc.	728,839	17,970
	Husky Energy Inc.	5,536,173	17,778
*	OceanaGold Corp.	11,014,108	16,775
	Cogeco Communications Inc.	207,935	15,373
	North West Co. Inc.	786,343	14,857
*	SEMAFO Inc.	5,857,796	14,729
^	Artis REIT	2,337,218	14,675
*,^	Aurora Cannabis Inc.	19,648,107	14,398
	Norbord Inc.	881,169	14,294
*	Canadian Solar Inc.	791,181	14,115
	Russel Metals Inc.	1,288,364	13,958
^	Dream Office REIT	889,185	13,875
*,^	Home Capital Group Inc. Class B	1,025,411	13,724
^	Crescent Point Energy Corp.	9,727,278	13,557
^	Boardwalk REIT	708,237	13,529
*	Bombardier Inc. Class B	37,639,053	13,250
	Fortis Inc. (XNYS)	338,922	13,133
	Aecon Group Inc.	1,194,536	13,122
*,^	Lightspeed POS Inc.	689,314	13,059
	Cineplex Inc.	1,082,739	12,944
*,^	Aphria Inc.	3,631,668	12,889
	Cascades Inc.	1,256,368	12,573
	Transcontinental Inc. Class A	1,381,649	12,517
*	Celestica Inc.	1,877,757	11,723
^	Vermilion Energy Inc.	2,349,173	11,561
	NFI Group Inc.	987,147	11,290
	ECN Capital Corp.	3,892,289	11,045
	Hudbay Minerals Inc.	4,469,737	10,918
	Enerplus Corp.	3,997,392	10,769
*,^	MEG Energy Corp.	4,512,612	10,082
^	Whitecap Resources Inc.	7,526,793	9,896
*	Seven Generations Energy Ltd. Class A	4,513,248	9,338
^	Westshore Terminals Investment Corp.	859,532	9,213
*	Canfor Corp.	1,227,639	8,555
	Martinrea International Inc.	1,349,428	8,153
*	Turquoise Hill Resources Ltd.	15,850,645	7,743
^	Corus Entertainment Inc. Class B	3,317,735	7,556
^	Mullen Group Ltd.	1,636,558	6,796
	Pason Systems Inc.	1,244,823	6,770
	Enerflex Ltd.	1,598,819	6,030

Vanguard® Total International Stock Index Fund

Schedule of Investments

April 30, 2020

		Shares	Market Value ($000)
	First National Financial Corp.	210,717	4,843
*	Stars Group Inc. (XNGS)	139,417	3,898
*	Kelt Exploration Ltd.	2,706,710	3,111
*	Baytex Energy Corp.	9,543,079	3,051
^	Secure Energy Services Inc.	2,535,951	2,277
	TORC Oil & Gas Ltd.	2,584,529	2,080
^	ShawCor Ltd.	1,142,032	1,674
*,^	Paramount Resources Ltd. Class A	1,148,310	1,567
*	Aurinia Pharmaceuticals Inc.	45,087	782
*	Bausch Health Cos. Inc. (XNYS)	14,402	261
*	Poseidon Concepts Corp.	320,721	—
			24,297,169
Chile (0.2%)
	Enel Americas SA	599,598,484	98,389
	Banco de Chile	814,705,632	71,820
	Empresas COPEC SA	8,639,976	53,999
	Empresas CMPC SA	19,576,782	42,204
	Enel Chile SA	451,340,457	36,755
	Falabella SA	12,979,189	35,444
*	Banco Santander Chile	819,121,516	35,172
	Sociedad Quimica y Minera de Chile SA Preference Shares Class B	1,255,681	29,854
	Cencosud SA	24,480,383	29,615
	Banco de Credito e Inversiones SA	733,507	27,233
	Cia Cervecerias Unidas SA	2,394,927	17,211
	Colbun SA	113,413,870	16,641
	Parque Arauco SA	9,591,971	16,097
	Aguas Andinas SA Class A	44,905,812	15,060
	Banco Santander Chile ADR	819,080	13,777
*	Cencosud Shopping SA	7,727,919	13,699
*	Empresa Nacional de Telecomunicaciones SA	2,171,245	13,133
	Latam Airlines Group SA	3,115,657	11,774
^	Sociedad Quimica y Minera de Chile SA ADR	453,357	10,337
	Vina Concha y Toro SA	5,714,453	9,000
	Engie Energia Chile SA	7,111,317	8,775
	Embotelladora Andina SA Preference Shares	3,393,219	8,104
	Enel Americas SA ADR	999,999	8,090
	Itau CorpBanca Chile SA	2,624,121,195	7,427
	AES Gener SA	41,225,609	6,074
*	Cap SA	1,216,371	5,937
	Inversiones Aguas Metropolitanas SA	7,059,709	5,665
	Plaza SA	3,889,606	5,600
*	Cia Sud Americana de Vapores SA	231,800,673	5,553
	Smu SA	32,184,489	5,397
	Sonda SA	7,733,532	4,678
	Enel Chile SA ADR	884,923	3,549
	Inversiones La Construccion SA	443,003	3,343
	Ripley Corp. SA	9,105,203	2,835
^	Latam Airlines Group SA ADR	610,333	2,319
	Salfacorp SA	4,942,048	2,137
	Besalco SA	3,154,215	1,400
	Forus SA	1,101,258	1,240
			685,337
China (9.9%)
*	Alibaba Group Holding Ltd. ADR	30,668,078	6,215,499
	Tencent Holdings Ltd.	99,594,819	5,235,644
	China Construction Bank Corp. Class H	1,621,633,674	1,301,626
	Ping An Insurance Group Co. of China Ltd.	95,845,698	975,351
	Industrial & Commercial Bank of China Ltd. Class H	1,368,457,436	917,563
*	Meituan Dianping Class B	59,855,641	801,412
	China Mobile Ltd.	92,202,742	741,223
*	JD.com Inc. ADR	13,911,510	599,586
	Bank of China Ltd. Class H	1,335,960,199	508,604
*	Baidu Inc. ADR	4,829,710	487,463
	NetEase Inc. ADR	1,248,259	430,599

Vanguard® Total International Stock Index Fund

Schedule of Investments

April 30, 2020

		Shares	Market Value ($000)
*	TAL Education Group ADR	5,938,804	321,824
	China Merchants Bank Co. Ltd. Class H	67,213,796	318,077
	CNOOC Ltd.	277,269,496	306,555
*	New Oriental Education & Technology Group Inc. ADR	2,393,342	305,534
	China Life Insurance Co. Ltd. Class H	130,804,802	278,967
	China Overseas Land & Investment Ltd.	67,262,002	248,462
*,1	Xiaomi Corp. Class B	186,813,452	245,024
	Agricultural Bank of China Ltd. Class H	548,601,854	228,209
	China Petroleum & Chemical Corp. Class H	451,059,280	224,814
*,1	Wuxi Biologics Cayman Inc.	13,774,001	214,412
	ZTO Express Cayman Inc. ADR	6,827,070	203,174
*	Trip.com Group Ltd. ADR	7,759,919	199,896
	China Resources Land Ltd.	48,210,934	199,218
	Sunac China Holdings Ltd.	43,157,458	193,054
	Kweichow Moutai Co. Ltd. Class A	1,070,435	190,691
*,1	China Tower Corp. Ltd. Class H	814,946,592	181,362
	ANTA Sports Products Ltd.	20,966,351	178,550
	Anhui Conch Cement Co. Ltd. Class H	21,587,735	170,227
	Country Garden Holdings Co. Ltd.	129,124,312	167,265
	China Gas Holdings Ltd.	45,642,302	166,080
	Sino Biopharmaceutical Ltd.	112,069,855	163,353
*	Alibaba Health Information Technology Ltd.	67,123,147	160,559
	Sunny Optical Technology Group Co. Ltd.	11,363,219	158,239
[1]	Longfor Group Holdings Ltd.	30,111,063	153,086
	China Pacific Insurance Group Co. Ltd. Class H	45,813,799	151,572
	CSPC Pharmaceutical Group Ltd.	76,522,745	151,493
	ENN Energy Holdings Ltd.	13,270,527	149,592
	Shenzhou International Group Holdings Ltd.	12,572,470	145,107
	China Conch Venture Holdings Ltd.	28,698,429	137,218
	Geely Automobile Holdings Ltd.	86,575,108	134,670
	China Resources Beer Holdings Co. Ltd.	27,651,604	130,234
	PetroChina Co. Ltd. Class H	356,622,919	128,096
*	Vipshop Holdings Ltd.	7,541,051	120,129
	PICC Property & Casualty Co. Ltd. Class H	118,659,229	113,550
	Hengan International Group Co. Ltd.	12,426,131	110,505
	China Shenhua Energy Co. Ltd. Class H	61,041,006	108,140
	Guangdong Investment Ltd.	51,370,386	106,772
*,1	Innovent Biologics Inc.	20,642,440	101,660
	Country Garden Services Holdings Co. Ltd.	21,905,218	101,206
	Shimao Property Holdings Ltd.	24,593,293	99,969
	Li Ning Co. Ltd.	31,496,322	99,449
[1]	Postal Savings Bank of China Co. Ltd. Class H	161,903,079	96,746
	China Vanke Co. Ltd. Class H	28,683,132	96,396
*	Pinduoduo Inc. ADR	1,918,593	91,018
	CITIC Ltd.	86,231,252	89,560
*	58.com Inc. ADR	1,710,816	88,877
	China Minsheng Banking Corp. Ltd. Class H	119,086,748	88,708
	Bank of Communications Co. Ltd. Class H	139,025,222	88,101
	Ping An Insurance Group Co. of China Ltd. Class A	8,370,947	87,219
*,1	Ping An Healthcare and Technology Co. Ltd.	6,288,340	86,628
	China National Building Material Co. Ltd. Class H	68,037,923	84,989
	China Telecom Corp. Ltd. Class H	243,235,616	84,014
	Autohome Inc. ADR	980,626	80,558
	China Merchants Bank Co. Ltd. Class A	16,224,194	79,904
	China Resources Gas Group Ltd.	13,998,069	78,674
^	BYD Co. Ltd. Class H	12,149,623	75,557
	CITIC Securities Co. Ltd. Class H	39,403,914	75,478
	China CITIC Bank Corp. Ltd. Class H	153,186,455	74,837
	China Jinmao Holdings Group Ltd.	103,320,619	72,744
^	China Evergrande Group	37,756,308	67,121
	China Unicom Hong Kong Ltd.	103,352,850	66,842
	Yihai International Holding Ltd.	8,282,054	65,999
*,^	iQIYI Inc. ADR	3,869,014	65,657
	Huazhu Group Ltd. ADR	1,797,881	64,742

Vanguard® Total International Stock Index Fund

Schedule of Investments

April 30, 2020

		Shares	Market Value ($000)
*,1	Hansoh Pharmaceutical Group Co. Ltd.	16,484,000	63,649
	Wuliangye Yibin Co. Ltd. Class A	3,256,073	61,947
	Shandong Weigao Group Medical Polymer Co. Ltd. Class H	40,658,413	61,766
	Weichai Power Co. Ltd. Class H	34,446,699	60,523
	Haier Electronics Group Co. Ltd.	21,632,631	59,578
	Sinopharm Group Co. Ltd. Class H	21,863,796	58,953
*	JOYY Inc. ADR	934,777	56,984
	Kingdee International Software Group Co. Ltd.	39,113,602	55,939
	Haitong Securities Co. Ltd. Class H	59,367,659	53,747
	New China Life Insurance Co. Ltd. Class H	15,466,692	53,588
*,^	GDS Holdings Ltd. ADR	934,481	53,564
	China Resources Cement Holdings Ltd.	39,337,470	53,527
	China Communications Construction Co. Ltd. Class H	79,455,149	53,405
*	Kingsoft Corp. Ltd.	15,128,523	51,954
[1]	Huatai Securities Co. Ltd. Class H	30,680,390	50,880
	Fosun International Ltd.	40,316,032	50,615
	Agricultural Bank of China Ltd. Class A	102,468,300	50,090
	Guangzhou Automobile Group Co. Ltd. Class H	55,788,027	50,059
*,1	CGN Power Co. Ltd. Class H	194,310,885	48,879
*	Jiangsu Hengrui Medicine Co. Ltd. Class A	3,750,888	48,782
*	China Biologic Products Holdings Inc.	453,898	47,314
[1]	People's Insurance Co. Group of China Ltd. Class H	141,993,409	46,472
	Brilliance China Automotive Holdings Ltd.	49,913,373	46,182
	CIFI Holdings Group Co. Ltd.	59,951,558	45,799
*,^	NIO Inc. ADR	12,951,095	44,163
	Zhongsheng Group Holdings Ltd.	10,959,550	43,988
	China Taiping Insurance Holdings Co. Ltd.	25,745,405	43,407
	Industrial & Commercial Bank of China Ltd. Class A	59,237,498	43,235
	Momo Inc. ADR	1,779,366	42,847
	Zijin Mining Group Co. Ltd. Class H	103,105,877	42,095
*	ZTE Corp. Class H	14,803,655	41,726
	Industrial Bank Co. Ltd. Class A	17,362,579	40,558
*	Zai Lab Ltd. ADR	645,180	40,466
	Tsingtao Brewery Co. Ltd. Class H	6,573,530	39,934
	China Railway Group Ltd. Class H	66,230,471	39,601
	China Resources Power Holdings Co. Ltd.	33,120,592	39,230
	CRRC Corp. Ltd. Class H	72,228,919	38,235
	Gree Electric Appliances Inc. of Zhuhai Class A	4,988,918	38,168
	China Railway Construction Corp. Ltd. Class H	34,578,870	37,968
	Shanghai Pudong Development Bank Co. Ltd. Class A	25,096,568	37,574
	China Everbright International Ltd.	64,603,985	37,360
	Great Wall Motor Co. Ltd. Class H	55,853,375	37,341
	Shanghai Fosun Pharmaceutical Group Co. Ltd. Class H	9,868,854	37,284
	Beijing Enterprises Water Group Ltd.	95,975,986	37,244
[1]	WuXi AppTec Co. Ltd. Class H	2,565,937	36,176
*	SINA Corp.	1,057,646	35,717
	Hangzhou Hikvision Digital Technology Co. Ltd. Class A	7,807,815	35,054
^	Seazen Group Ltd.	35,607,230	34,601
*,^	Weibo Corp. ADR	916,498	34,396
	Dongfeng Motor Group Co. Ltd. Class H	51,247,816	33,991
	Kunlun Energy Co. Ltd.	52,131,874	33,964
	KWG Group Holdings Ltd.	22,691,665	33,568
	Beijing Enterprises Holdings Ltd.	9,339,091	33,085
[1]	A-Living Services Co. Ltd. Class H	5,864,360	32,418
[1]	China Galaxy Securities Co. Ltd. Class H	63,604,765	32,299
	Muyuan Foodstuff Co. Ltd. Class A	1,794,368	32,120
	Kingboard Holdings Ltd.	13,078,904	31,907
	BYD Electronic International Co. Ltd.	13,843,310	31,877
	Ping An Bank Co. Ltd. Class A	16,153,171	31,517
	Shenzhen International Holdings Ltd.	16,231,418	31,371
	China Cinda Asset Management Co. Ltd. Class H	161,690,775	31,338
*	Alibaba Pictures Group Ltd.	232,496,993	31,140
	China Communications Services Corp. Ltd. Class H	42,907,676	30,585
	China Longyuan Power Group Corp. Ltd. Class H	60,566,346	30,273

Vanguard® Total International Stock Index Fund

Schedule of Investments

April 30, 2020

		Shares	Market Value ($000)
^,1	China International Capital Corp. Ltd. Class H	19,628,549	30,144
	GF Securities Co. Ltd. Class H	27,606,523	29,956
	China Merchants Port Holdings Co. Ltd.	22,922,510	29,503
	Luxshare Precision Industry Co. Ltd. Class A	4,456,850	29,388
	TravelSky Technology Ltd. Class H	16,599,367	29,313
*,^	GSX Techedu Inc. ADR	738,516	29,216
	Agile Group Holdings Ltd.	25,834,424	29,058
	China Yangtze Power Co. Ltd. Class A	11,621,483	28,627
	Logan Property Holdings Co. Ltd.	18,069,290	28,484
*	Shenzhen Mindray Bio-Medical Electronics Co. Ltd. Class A	782,610	28,039
	Zhuzhou CRRC Times Electric Co. Ltd. Class H	9,130,379	27,931
	Far East Horizon Ltd.	34,364,637	27,819
	Bank of China Ltd. Class A	56,321,600	27,683
	Yanzhou Coal Mining Co. Ltd. Class H	36,161,712	27,474
	Huaneng Power International Inc. Class H	72,554,215	27,276
	China Vanke Co. Ltd. Class A	7,236,838	27,156
*	Genscript Biotech Corp.	15,075,141	26,885
	Nine Dragons Paper Holdings Ltd.	28,052,188	26,838
*,1	CanSino Biologics Inc. Class H	1,269,200	26,779
	China Oilfield Services Ltd. Class H	34,257,604	26,684
^,1	Haidilao International Holding Ltd.	6,152,133	26,662
	Yangzijiang Shipbuilding Holdings Ltd.	37,629,333	26,093
	Shanghai Pharmaceuticals Holding Co. Ltd. Class H	14,805,423	26,061
	China Medical System Holdings Ltd.	22,115,348	26,034
	China Overseas Property Holdings Ltd.	23,544,808	26,031
*	51job Inc. ADR	433,303	25,972
	China Aoyuan Group Ltd.	22,061,569	25,921
	Jiangsu Expressway Co. Ltd. Class H	21,710,294	25,915
	China State Construction Engineering Corp. Ltd. Class A	35,143,738	25,831
	CITIC Securities Co. Ltd. Class A	7,662,712	25,350
	Guangzhou R&F Properties Co. Ltd. Class H	19,917,094	25,292
*,1	Tongcheng-Elong Holdings Ltd.	14,708,329	24,802
*	Bilibili Inc. ADR	902,664	24,724
	China Lesso Group Holdings Ltd.	16,715,293	23,953
	Sinotruk Hong Kong Ltd.	11,813,177	23,952
	Air China Ltd. Class H	33,187,059	23,663
	China State Construction International Holdings Ltd.	30,479,666	23,631
	China Everbright Ltd.	15,454,025	23,626
	Shandong Gold Mining Co. Ltd. Class A	4,592,461	23,372
*,^	GOME Retail Holdings Ltd.	197,623,464	22,943
	Times China Holdings Ltd.	13,606,589	22,825
	Poly Developments and Holdings Group Co. Ltd. Class A	9,989,525	22,676
*	Tencent Music Entertainment Group ADR	1,946,361	22,208
*,1	3SBio Inc.	21,545,757	21,843
	China Molybdenum Co. Ltd. Class H	72,170,781	21,774
[1]	Dali Foods Group Co. Ltd.	35,226,715	21,762
*	21Vianet Group Inc. ADR	1,450,993	21,721
[1]	Guotai Junan Securities Co. Ltd. Class H	15,248,967	21,705
[1]	China Huarong Asset Management Co. Ltd. Class H	193,381,692	21,553
	Anhui Conch Cement Co. Ltd. Class A	2,551,700	21,395
*,^,1	Koolearn Technology Holding Ltd.	4,444,500	21,333
	Yuexiu Property Co. Ltd.	112,182,674	21,329
*,^,1	Jinxin Fertility Group Ltd.	16,908,000	21,320
	SAIC Motor Corp. Ltd. Class A	8,045,576	21,301
	Beijing Capital International Airport Co. Ltd. Class H	31,741,490	21,267
	China Everbright Bank Co. Ltd. Class H	49,771,389	21,121
	Zhaojin Mining Industry Co. Ltd. Class H	18,631,357	20,933
	Jiangxi Copper Co. Ltd. Class H	21,451,962	20,870
*,^,1	ZhongAn Online P&C Insurance Co. Ltd. Class H	5,991,559	20,781
	Zoomlion Heavy Industry Science and Technology Co. Ltd. Class H	25,547,461	20,683
	China International Travel Service Corp. Ltd. Class A	1,611,092	20,652
	China Hongqiao Group Ltd.	41,801,181	20,606
*	Inner Mongolia Yili Industrial Group Co. Ltd. Class A	4,885,300	20,031
	China Pacific Insurance Group Co. Ltd. Class A	4,550,116	19,589

Vanguard® Total International Stock Index Fund

Schedule of Investments

April 30, 2020

		Shares	Market Value ($000)
	China Everbright Bank Co. Ltd. Class A	37,202,109	19,575
	Ausnutria Dairy Corp. Ltd.	10,602,031	19,553
	Zhejiang Expressway Co. Ltd. Class H	25,837,672	19,541
	China Minsheng Banking Corp. Ltd. Class A	23,309,300	19,367
	China Traditional Chinese Medicine Holdings Co. Ltd.	43,773,791	19,213
	Sany Heavy Industry Co. Ltd. Class A	6,944,800	19,066
[1]	Fuyao Glass Industry Group Co. Ltd. Class H	8,588,174	18,737
^	Chinasoft International Ltd.	35,556,644	18,659
	Greentown Service Group Co. Ltd.	14,153,637	18,626
	Yuzhou Properties Co. Ltd.	43,620,942	18,584
[1]	China Resources Pharmaceutical Group Ltd.	29,481,504	18,515
	SSY Group Ltd.	26,206,069	18,453
^,1	China Yuhua Education Corp. Ltd.	18,131,276	18,236
*	Chongqing Rural Commercial Bank Co. Ltd. Class H	41,566,810	18,134
	Kingboard Laminates Holdings Ltd.	18,699,570	18,097
	Shenzhen Investment Ltd.	53,855,683	17,680
*	BEST Inc. ADR	3,266,579	17,542
	Bank of Ningbo Co. Ltd. Class A	4,793,657	17,512
	AviChina Industry & Technology Co. Ltd. Class H	44,368,976	17,511
	Sinopec Shanghai Petrochemical Co. Ltd. Class H	64,139,134	17,414
*,1	China Literature Ltd.	3,884,955	17,342
*	Aluminum Corp. of China Ltd. Class H	80,905,642	17,028
	China United Network Communications Ltd. Class A	23,170,800	16,994
[1]	AK Medical Holdings Ltd.	6,328,000	16,978
	Shenwan Hongyuan Group Co. Ltd. Class A	27,603,432	16,940
	Jiangsu Yanghe Brewery Joint-Stock Co. Ltd. Class A	1,211,747	16,792
	Bank of Communications Co. Ltd. Class A	22,747,591	16,635
	New Hope Liuhe Co. Ltd. Class A	3,576,599	16,523
[1]	BAIC Motor Corp. Ltd. Class H	37,585,494	16,443
	Haitian International Holdings Ltd.	9,276,765	16,414
^	China Southern Airlines Co. Ltd. Class H	32,469,338	16,236
	Wanhua Chemical Group Co. Ltd. Class A	2,559,583	16,121
	Lee & Man Paper Manufacturing Ltd.	26,160,661	16,071
	CRRC Corp. Ltd. Class A	18,443,228	16,046
	Anhui Gujing Distillery Co. Ltd. Class B	1,901,048	16,034
	Aier Eye Hospital Group Co. Ltd. Class A	2,586,851	16,034
	China Yongda Automobiles Services Holdings Ltd.	15,794,504	15,923
	SOHO China Ltd.	33,056,276	15,840
	China Power International Development Ltd.	77,109,907	15,705
	Shenzhen Expressway Co. Ltd. Class H	13,497,657	15,476
	COSCO SHIPPING Ports Ltd.	28,932,722	15,414
*	HUYA Inc. ADR	942,236	15,292
	China Life Insurance Co. Ltd. Class A	3,789,302	15,153
[1]	China Merchants Securities Co. Ltd. Class H	13,774,243	15,116
	Greentown China Holdings Ltd.	13,961,306	15,087
	Shanghai International Airport Co. Ltd. Class A	1,519,252	15,068
	China Petroleum & Chemical Corp. Class A	23,888,516	15,042
	Powerlong Real Estate Holdings Ltd.	24,621,597	15,038
	Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd. Class B	18,113,393	14,949
*,^,1	Weimob Inc.	19,953,000	14,742
	BOE Technology Group Co. Ltd. Class A	28,014,500	14,699
	China Merchants Shekou Industrial Zone Holdings Co. Ltd. Class A	6,123,387	14,679
	Kaisa Group Holdings Ltd.	38,316,208	14,660
*	Henan Shuanghui Investment & Development Co. Ltd. Class A	2,553,780	14,521
[1]	Luye Pharma Group Ltd.	29,710,951	14,427
*	Ever Sunshine Lifestyle Services Group Ltd.	10,156,000	14,381
	China Merchants Securities Co. Ltd. Class A	5,564,179	14,377
*	Wingtech Technology Co. Ltd. Class A	965,346	14,355
*,^	China Eastern Airlines Corp. Ltd. Class H	34,859,903	14,167
^	China Grand Pharmaceutical and Healthcare Holdings Ltd.	21,272,239	14,128
*	Will Semiconductor Ltd. Class A	518,831	14,083
	Bank of Shanghai Co. Ltd. Class A	12,198,579	14,062
	China SCE Group Holdings Ltd.	31,936,373	14,005
	China Overseas Grand Oceans Group Ltd.	22,334,288	13,988

Vanguard® Total International Stock Index Fund

Schedule of Investments

April 30, 2020

		Shares	Market Value ($000)
	Foshan Haitian Flavouring & Food Co. Ltd. Class A	806,415	13,922
	Changchun High & New Technology Industry Group Inc. Class A	167,097	13,908
*	SF Holding Co. Ltd. Class A	2,119,755	13,863
	Vinda International Holdings Ltd.	4,626,987	13,852
	COSCO SHIPPING Energy Transportation Co. Ltd. Class H	21,105,088	13,817
[1]	Fu Shou Yuan International Group Ltd.	15,225,902	13,769
[1]	CSC Financial Co. Ltd. Class H	15,021,623	13,769
	Huatai Securities Co. Ltd. Class A	5,413,500	13,709
	East Money Information Co. Ltd. Class A	5,369,800	13,666
	Yonyou Network Technology Co. Ltd. Class A	2,080,143	13,494
*,^	Baozun Inc. ADR	420,754	13,397
	Shanghai Industrial Holdings Ltd.	7,868,874	13,387
	Luzhou Laojiao Co. Ltd. Class A	1,203,380	13,344
*	ZTE Corp. Class A	2,301,064	13,169
^,1	Hua Hong Semiconductor Ltd.	6,806,323	13,154
	Contemporary Amperex Technology Co. Ltd. Class A	658,710	13,073
	Shanghai Electric Group Co. Ltd. Class H	42,234,099	12,981
	Shanghai Baosight Software Co. Ltd. Class B	5,817,623	12,967
	Bank of Beijing Co. Ltd. Class A	18,217,314	12,797
	LONGi Green Energy Technology Co. Ltd. Class A	2,947,186	12,751
	Bosideng International Holdings Ltd.	46,626,029	12,641
	Xinjiang Goldwind Science & Technology Co. Ltd. Class H	12,864,278	12,613
	China Construction Bank Corp. Class A	13,864,801	12,584
	Sino-Ocean Group Holding Ltd.	48,179,150	12,548
*,1	China Railway Signal & Communication Corp. Ltd. Class H	25,057,867	12,385
	Yunnan Baiyao Group Co. Ltd. Class A	968,717	12,343
	BYD Co. Ltd. Class A	1,474,074	12,329
	Huaxia Bank Co. Ltd. Class A	13,311,476	12,318
	China Reinsurance Group Corp. Class H	104,519,251	12,247
^	Fanhua Inc. ADR	646,180	12,232
*,1	China East Education Holdings Ltd.	7,595,000	12,202
	Daqin Railway Co. Ltd. Class A	11,877,555	12,051
	Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd. Class H	4,534,597	11,865
	NetDragon Websoft Holdings Ltd.	4,271,745	11,814
	China Oriental Group Co. Ltd.	39,073,924	11,809
*	Alibaba Group Holding Ltd.	464,200	11,781
	Livzon Pharmaceutical Group Inc. Class H	2,632,893	11,733
	China Water Affairs Group Ltd.	15,148,504	11,515
	Haitong Securities Co. Ltd. Class A	6,397,800	11,510
	Ganfeng Lithium Co. Ltd. Class A	1,791,915	11,496
	Inner Mongolia Yitai Coal Co. Ltd. Class B	18,632,366	11,437
	China Railway Construction Corp. Ltd. Class A	8,345,200	11,432
	Zhenro Properties Group Ltd.	17,754,494	11,388
*	COSCO SHIPPING Holdings Co. Ltd. Class H	39,372,549	11,375
[1]	Sinopec Engineering Group Co. Ltd. Class H	23,702,780	11,364
	China Education Group Holdings Ltd.	6,759,085	11,343
	China Shipbuilding Industry Co. Ltd. Class A	19,313,600	11,334
	Yonghui Superstores Co. Ltd. Class A	7,866,381	11,243
*	China Meidong Auto Holdings Ltd.	6,246,000	11,239
	Chongqing Zhifei Biological Products Co. Ltd. Class A	1,011,600	11,230
	Yuexiu REIT	22,884,441	11,225
	Shanxi Xinghuacun Fen Wine Factory Co. Ltd. Class A	744,442	11,202
	Haier Smart Home Co. Ltd. Class A	5,154,094	11,125
	NARI Technology Co. Ltd. Class A	3,926,966	11,084
	Poly Property Group Co. Ltd.	31,520,691	11,032
	Guotai Junan Securities Co. Ltd. Class A	4,619,900	10,936
*,^,1	Shanghai Junshi Biosciences Co. Ltd. Class H	2,248,600	10,830
	Health & Happiness H&H International Holdings Ltd.	2,767,715	10,585
	Digital China Holdings Ltd.	19,811,782	10,572
	Baoshan Iron & Steel Co. Ltd. Class A	15,396,944	10,554
	China CITIC Bank Corp. Ltd. Class A	14,353,484	10,524
	Lonking Holdings Ltd.	30,847,942	10,452
*	Gigadevice Semiconductor Beijing Inc. Class A	268,300	10,426
	Hopson Development Holdings Ltd.	9,305,172	10,422

Vanguard® Total International Stock Index Fund

Schedule of Investments

April 30, 2020

		Shares	Market Value ($000)
	Shenzhen Kangtai Biological Products Co. Ltd. Class A	553,658	10,362
	Sanan Optoelectronics Co. Ltd. Class A	3,382,900	10,326
	Lao Feng Xiang Co. Ltd. Class B	3,713,917	10,321
	Tianneng Power International Ltd.	10,474,340	10,252
	Zhangzhou Pientzehuang Pharmaceutical Co. Ltd. Class A	516,146	10,150
	Hollysys Automation Technologies Ltd.	707,191	10,141
	China Shenhua Energy Co. Ltd. Class A	4,494,666	10,099
*	Citic Pacific Special Steel Group Co. Ltd. Class A	4,450,246	10,065
*	Mango Excellent Media Co. Ltd. Class A	1,541,299	10,012
	BBMG Corp. Class H	39,501,494	9,987
	Angang Steel Co. Ltd. Class H	36,265,390	9,776
[1]	YiChang HEC ChangJiang Pharmaceutical Co. Ltd. Class H	2,589,816	9,767
*	LexinFintech Holdings Ltd. ADR	1,158,055	9,762
	Ronshine China Holdings Ltd.	9,323,841	9,760
^,1	Zhou Hei Ya International Holdings Co. Ltd.	17,276,325	9,712
[1]	Midea Real Estate Holding Ltd.	3,745,213	9,622
	New China Life Insurance Co. Ltd. Class A	1,523,421	9,592
[1]	Legend Holdings Corp. Class H	8,154,424	9,543
^	Comba Telecom Systems Holdings Ltd.	23,017,088	9,331
*,^	DouYu International Holdings Ltd. ADR	1,222,537	9,279
	China Coal Energy Co. Ltd. Class H	34,304,267	9,178
[1]	Qingdao Port International Co. Ltd. Class H	16,901,551	9,095
	Hundsun Technologies Inc. Class A	624,730	8,970
	Sany Heavy Equipment International Holdings Co. Ltd.	16,590,879	8,912
	Huadian Power International Corp. Ltd. Class H	25,564,944	8,894
	Huaxin Cement Co. Ltd. Class B	5,224,863	8,832
*	Tianli Education International Holdings Ltd.	17,604,000	8,804
	Chongqing Changan Automobile Co. Ltd. Class B	17,948,945	8,697
	NAURA Technology Group Co. Ltd. Class A	410,602	8,652
	GF Securities Co. Ltd. Class A	4,503,368	8,633
	Weichai Power Co. Ltd. Class A	4,558,400	8,549
	Yanlord Land Group Ltd.	11,374,060	8,503
	Suning.com Co. Ltd. Class A	7,155,038	8,478
	Shengyi Technology Co. Ltd. Class A	1,871,400	8,472
*,1	Hope Education Group Co. Ltd.	29,916,000	8,393
	Guangdong Haid Group Co. Ltd. Class A	1,368,601	8,345
	Seazen Holdings Co. Ltd.	1,876,181	8,325
*	JinkoSolar Holding Co. Ltd. ADR	525,953	8,321
	Tong Ren Tang Technologies Co. Ltd. Class H	10,466,836	8,293
	Bank of Nanjing Co. Ltd. Class A	7,606,200	8,238
	Iflytek Co. Ltd. Class A	1,767,600	8,204
	Hualan Biological Engineering Inc. Class A	1,476,885	8,086
	Zhongyu Gas Holdings Ltd.	9,439,202	8,083
	Sinotrans Ltd. Class H	33,278,377	8,072
	China Fortune Land Development Co. Ltd. Class A	2,403,487	8,071
*	Q Technology Group Co. Ltd.	6,724,615	8,046
	Anhui Gujing Distillery Co. Ltd. Class A	422,637	7,998
	Fufeng Group Ltd.	23,249,303	7,968
*	Lifetech Scientific Corp.	36,047,719	7,944
	Focus Media Information Technology Co. Ltd. Class A	11,661,872	7,908
	Zijin Mining Group Co. Ltd. Class A	14,413,067	7,884
	Lepu Medical Technology Beijing Co. Ltd. Class A	1,472,060	7,865
*	Daqo New Energy Corp. ADR	150,353	7,838
	Jiayuan International Group Ltd.	18,706,527	7,798
	Dongyue Group Ltd.	17,272,577	7,652
*	Eve Energy Co. Ltd. Class A	813,499	7,625
*,1	China Logistics Property Holdings Co. Ltd.	20,179,719	7,584
	Yuexiu Transport Infrastructure Ltd.	10,703,624	7,472
	Skyworth Group Ltd.	32,430,356	7,449
	Huayu Automotive Systems Co. Ltd. Class A	2,600,205	7,404
*	Lingyi iTech Guangdong Co. Class A	5,700,800	7,373
	Shaanxi Coal Industry Co. Ltd. Class A	6,874,310	7,303
*	Bitauto Holdings Ltd. ADR	594,829	7,233
^	China International Marine Containers Group Co. Ltd. Class H	8,158,921	7,224

Vanguard® Total International Stock Index Fund

Schedule of Investments

April 30, 2020

		Shares	Market Value ($000)
	Glodon Co. Ltd. Class A	979,611	7,195
	China Maple Leaf Educational Systems Ltd.	24,399,880	7,173
	Sihuan Pharmaceutical Holdings Group Ltd.	72,105,198	7,155
	Gemdale Corp. Class A	3,792,966	7,131
	Zhejiang Sanhua Intelligent Controls Co. Ltd. Class A	2,318,163	7,105
	Walvax Biotechnology Co. Ltd. Class A	1,248,465	7,085
	GoerTek Inc. Class A	2,618,886	7,060
	Hithink RoyalFlush Information Network Co. Ltd. Class A	425,731	7,057
	Metallurgical Corp. of China Ltd. Class H	40,414,700	7,014
^	Tiangong International Co. Ltd.	21,933,378	6,981
*	TCL Technology Group Corp. Class A	10,768,900	6,973
	Founder Securities Co. Ltd. Class A	6,993,200	6,964
	Orient Securities Co. Ltd. Class A	5,261,140	6,928
	China National Nuclear Power Co. Ltd. Class A	11,320,400	6,920
*	Inspur Electronic Information Industry Co. Ltd. Class A	1,179,452	6,894
	Zhejiang NHU Co. Ltd. Class A	1,791,392	6,869
	Jiangxi Bank Co. Ltd. Class H	15,469,882	6,849
[1]	Genertec Universal Medical Group Co. Ltd.	11,244,349	6,838
	Huadian Fuxin Energy Corp. Ltd. Class H	38,204,617	6,791
*,^	China Tobacco International HK Co. Ltd.	3,479,000	6,790
	Shanghai Electric Group Co. Ltd. Class A	9,922,935	6,783
	Hangzhou Tigermed Consulting Co. Ltd. Class A	626,680	6,718
*	Foxconn Industrial Internet Co. Ltd. Class A	3,252,792	6,700
	Datang International Power Generation Co. Ltd. Class H	46,310,343	6,700
	Jiangsu Hengli Hydraulic Co. Ltd. Class A	686,607	6,696
*	GCL-Poly Energy Holdings Ltd.	234,509,206	6,674
*	Times Neighborhood Holdings Ltd.	7,836,303	6,672
	Xtep International Holdings Ltd.	17,353,990	6,666
	Shougang Concord International Enterprises Co. Ltd.	34,449,186	6,623
	China Suntien Green Energy Corp. Ltd. Class H	28,356,892	6,604
	Yantai Changyu Pioneer Wine Co. Ltd. Class B	3,752,817	6,574
[1]	Orient Securities Co. Ltd. Class H	12,768,292	6,560
	Sinopec Kantons Holdings Ltd.	14,806,826	6,545
	Shenzhen Inovance Technology Co. Ltd. Class A	1,420,520	6,523
[1]	Redco Properties Group Ltd.	13,875,960	6,508
	AECC Aviation Power Co. Ltd. Class A	1,865,600	6,489
^	Greatview Aseptic Packaging Co. Ltd.	17,425,304	6,422
	Beijing Oriental Yuhong Waterproof Technology Co. Ltd. Class A	1,189,270	6,419
	SDIC Power Holdings Co. Ltd. Class A	5,842,746	6,339
	COSCO SHIPPING Development Co. Ltd. Class H	60,197,171	6,223
	West China Cement Ltd.	34,499,253	6,149
	Shanghai Fosun Pharmaceutical Group Co. Ltd. Class A	1,306,794	6,138
	Metallurgical Corp. of China Ltd. Class A	16,923,594	6,112
	Yealink Network Technology Corp. Ltd. Class A	480,610	6,104
[1]	Red Star Macalline Group Corp. Ltd. Class H	9,497,698	6,032
	Wuhu Sanqi Interactive Entertainment Network Technology Group Co. Ltd. Class A	1,187,100	6,025
[1]	Yadea Group Holdings Ltd.	16,176,270	6,019
*	So-Young International Inc. ADR	579,025	6,004
^	Hisense Home Appliances Group Co. Ltd.	6,172,259	5,970
*,1	Meitu Inc.	32,858,158	5,969
	O-Net Technologies Group Ltd.	9,545,476	5,930
	CSC Financial Co. Ltd. Class A	1,208,700	5,887
*,^,1	China Metal Resources Utilization Ltd.	15,485,900	5,854
	Shenzhen Overseas Chinese Town Co. Ltd. Class A	6,351,466	5,827
^,1	Yangtze Optical Fibre and Cable Joint Stock Ltd. Co. Class H	3,131,673	5,826
	Tianjin Zhonghuan Semiconductor Co. Ltd. Class A	2,301,900	5,552
^	Maanshan Iron & Steel Co. Ltd. Class H	16,974,000	5,505
	China Zhongwang Holdings Ltd.	22,889,483	5,502
	Skyfame Realty Holdings Ltd.	41,626,327	5,490
	Shandong Chenming Paper Holdings Ltd. Class B	14,198,470	5,480
*,1	CStone Pharmaceuticals	5,320,500	5,465
*,^	Noah Holdings Ltd. ADR	196,811	5,463
	AVIC Aircraft Co. Ltd. Class A	2,196,100	5,436
*	China Merchants Energy Shipping Co. Ltd. Class A	5,695,821	5,434

Vanguard® Total International Stock Index Fund

Schedule of Investments

April 30, 2020

		Shares	Market Value ($000)
	Hangzhou Steam Turbine Co. Ltd. Class B	5,554,436	5,406
*,^,1	Maoyan Entertainment	3,972,000	5,356
^	China Tian Lun Gas Holdings Ltd.	6,824,284	5,349
	Jiangxi Zhengbang Technology Co. Ltd. Class A	2,050,602	5,348
	Everbright Securities Co. Ltd. Class A	3,388,300	5,298
*	Zhongliang Holdings Group Co. Ltd.	7,238,500	5,279
*	Zhejiang Dahua Technology Co. Ltd. Class A	2,235,793	5,271
	Songcheng Performance Development Co. Ltd. Class A	1,255,800	5,270
*	Jafron Biomedical Co. Ltd. Class A	336,757	5,260
*	COSCO SHIPPING Holdings Co. Ltd. Class A	10,380,551	5,246
*	Zhuguang Holdings Group Co. Ltd.	36,302,977	5,234
	Jinchuan Group International Resources Co. Ltd.	74,104,840	5,221
*,^	Leyou Technologies Holdings Ltd.	17,489,351	5,214
	Beijing Capital Land Ltd. Class H	23,230,465	5,207
	Guosen Securities Co. Ltd. Class A	3,474,852	5,193
	BOE Technology Group Co. Ltd. Class B	14,884,075	5,186
	Meinian Onehealth Healthcare Holdings Co. Ltd. Class A	3,222,687	5,185
	Sichuan Chuantou Energy Co. Ltd. Class A	4,060,076	5,150
*,§	SMI Holdings Group Ltd.	17,016,452	5,136
	WUS Printed Circuit Kunshan Co. Ltd. Class A	1,372,400	5,129
	Fantasia Holdings Group Co. Ltd.	26,317,475	5,076
	Beijing New Building Materials plc Class A	1,416,035	5,071
	Shenzhen Goodix Technology Co. Ltd. Class A	152,847	5,052
	Inner Mongolia BaoTou Steel Union Co. Ltd. Class A	33,099,085	5,047
	DHC Software Co. Ltd. Class A	2,651,400	5,044
*	AVIC Shenyang Aircraft Co. Ltd. Class A	1,069,152	5,035
	Xinhua Winshare Publishing and Media Co. Ltd. Class H	7,311,291	5,032
	Wens Foodstuffs Group Co. Ltd.	1,179,046	5,013
	Hengli Petrochemical Co. Ltd. Class A	2,524,120	4,992
	WuXi AppTec Co. Ltd. Class A	353,058	4,991
*	Sohu.com Ltd. ADR	584,225	4,902
	Youngor Group Co. Ltd. Class A	5,278,300	4,895
*	Bank of Changsha Co. Ltd. Class A	4,424,100	4,894
^	Oshidori International Holdings Ltd.	62,521,524	4,892
	Beijing Jingneng Clean Energy Co. Ltd. Class H	28,171,244	4,838
	Jiangsu King's Luck Brewery JSC Ltd. Class A	1,054,069	4,828
	Jinke Properties Group Co. Ltd. Class A	4,327,439	4,825
*	Zhongji Innolight Co. Ltd. Class A	531,679	4,814
*	Shanghai RAAS Blood Products Co. Ltd. Class A	4,058,579	4,806
	LVGEM China Real Estate Investment Co. Ltd.	16,560,000	4,785
	Wuhan Guide Infrared Co. Ltd. Class A	825,050	4,760
*	OFILM Group Co. Ltd. Class A	2,246,114	4,757
	Fuyao Glass Industry Group Co. Ltd. Class A	1,699,400	4,737
	Winning Health Technology Group Co. Ltd. Class A	1,321,400	4,719
	Shanghai International Port Group Co. Ltd. Class A	8,022,000	4,710
	GD Power Development Co. Ltd. Class A	16,720,300	4,701
	Bank of Chongqing Co. Ltd. Class H	8,773,986	4,700
	China Dongxiang Group Co. Ltd.	56,288,984	4,692
	Beijing Shunxin Agriculture Co. Ltd. Class A	611,272	4,666
	Guangdong Provincial Expressway Development Co. Ltd. Class B	7,145,456	4,654
	Beijing Tongrentang Co. Ltd. Class A	1,275,698	4,621
	CIMC Enric Holdings Ltd.	9,901,670	4,606
	China Resources Medical Holdings Co. Ltd.	9,041,609	4,593
^	CMBC Capital Holdings Ltd.	294,546,810	4,584
	Jonjee Hi-Tech Industrial And Commercial Holding Co. Ltd. Class A	689,243	4,567
	Consun Pharmaceutical Group Ltd.	8,902,741	4,552
	Beijing Dabeinong Technology Group Co. Ltd. Class A	3,561,100	4,542
	China National Software & Service Co. Ltd. Class A	393,600	4,533
	Guangshen Railway Co. Ltd. Class H	21,330,909	4,513
	Perfect World Co. Ltd. Class A	677,300	4,495
	AVIC Jonhon Optronic Technology Co. Ltd. Class A	890,280	4,481
	SDIC Capital Co. Ltd. Class A	2,679,961	4,476
*	Topchoice Medical Corp. Class A	259,979	4,472
	XCMG Construction Machinery Co. Ltd. Class A	5,747,800	4,470

Vanguard® Total International Stock Index Fund
Schedule of Investments
April 30, 2020

		Shares	Market Value ($000)
	Power Construction Corp. of China Ltd. Class A	8,849,109	4,447
	China Spacesat Co. Ltd. Class A	962,800	4,442
	Fiberhome Telecommunication Technologies Co. Ltd. Class A	993,380	4,437
*	Shenzhen Sunway Communication Co. Ltd. Class A	767,700	4,400
	Greenland Hong Kong Holdings Ltd.	11,696,037	4,358
	Beijing Tiantan Biological Products Corp. Ltd. Class A	902,400	4,316
	Yunnan Energy New Material Co. Ltd.	569,280	4,316
	Unisplendour Corp. Ltd. Class A	733,323	4,294
	Industrial Securities Co. Ltd. Class A	5,070,700	4,281
*	Avary Holding Shenzhen Co. Ltd. Class A	734,740	4,271
	CSG Holding Co. Ltd. Class B	15,218,293	4,268
	Shanghai Mechanical and Electrical Industry Co. Ltd. Class B	3,885,019	4,247
	Tongda Group Holdings Ltd.	65,756,615	4,227
*,^	Qutoutiao Inc. ADR	1,705,773	4,196
	Zhejiang Longsheng Group Co. Ltd. Class A	2,474,200	4,193
	Jointown Pharmaceutical Group Co. Ltd. Class A	1,655,886	4,175
	Huadong Medicine Co. Ltd. Class A	1,492,293	4,174
	Zhejiang Huayou Cobalt Co. Ltd. Class A	872,250	4,173
	Greenland Holdings Corp. Ltd. Class A	5,234,900	4,158
*	Guangzhou Kingmed Diagnostics Group Co. Ltd. Class A	424,900	4,135
	Tongwei Co. Ltd. Class A	1,957,684	4,124
	China BlueChemical Ltd. Class H	27,507,479	4,106
*	Dawning Information Industry Co. Ltd. Class A	604,800	4,093
	China Northern Rare Earth Group High-Tech Co. Ltd. Class A	3,201,500	4,091
*	Tianfeng Securities Co. Ltd. Class A	5,355,126	4,087
	Shanghai Yuyuan Tourist Mart Group Co. Ltd. Class A	3,763,268	4,047
*	Wanda Film Holding Co. Ltd. Class A	1,729,954	4,037
	Tsingtao Brewery Co. Ltd. Class A	542,458	4,027
	Oriental Pearl Group Co. Ltd. Class A	3,174,325	4,023
	Zhejiang Supor Co. Ltd. Class A	433,075	4,018
	Inner Mongolia Eerduosi Resources Co. Ltd. Class B	5,079,602	4,016
	Venustech Group Inc. Class A	698,100	4,011
^	E-House China Enterprise Holdings Ltd.	4,493,735	4,006
	Beijing Shiji Information Technology Co. Ltd. Class A	931,400	3,999
	Unigroup Guoxin Microelectronics Co. Ltd. Class A	463,874	3,984
	Shanghai Zhenhua Heavy Industries Co. Ltd. Class B	15,542,456	3,982
	Chaozhou Three-Circle Group Co. Ltd. Class A	1,367,500	3,980
*	Asymchem Laboratories Tianjin Co. Ltd. Class A	151,040	3,978
	PAX Global Technology Ltd.	9,308,538	3,968
	Shenzhen Energy Group Co. Ltd. Class A	5,107,548	3,953
*	Zhejiang Huahai Pharmaceutical Co. Ltd. Class A	1,082,400	3,948
	Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd. Class A	908,016	3,938
	Huaneng Power International Inc. Class A	6,597,876	3,930
	Tianshui Huatian Technology Co. Ltd. Class A	2,160,345	3,924
	Beijing Enlight Media Co. Ltd. Class A	2,615,080	3,905
	Huaxin Cement Co. Ltd. Class A	1,050,981	3,902
	Shanghai Pharmaceuticals Holding Co. Ltd. Class A	1,494,567	3,902
	Dazhong Transportation Group Co. Ltd. Class B	10,997,624	3,893
	Shanghai Jinqiao Export Processing Zone Development Co. Ltd. Class B	4,243,741	3,882
	Changjiang Securities Co. Ltd. Class A	4,360,432	3,880
	HLA Corp. Ltd. Class A	4,294,198	3,870
*	SG Micro Corp. Class A	86,961	3,862
	TCL Electronics Holdings Ltd.	9,450,515	3,858
	Avic Capital Co. Ltd. Class A	6,983,695	3,847
	Jiangsu Yuyue Medical Equipment & Supply Co. Ltd. Class A	782,430	3,837
	Shenergy Co. Ltd. Class A	5,127,600	3,836
	Jiangsu Zhongtian Technology Co. Ltd. Class A	2,432,000	3,826
	Zhejiang Chint Electrics Co. Ltd. Class A	1,090,902	3,818
	Lomon Billions Group Co. Ltd. Class A	1,634,800	3,814
	China Greatwall Technology Group Co. Ltd. Class A	2,292,500	3,800
*	NanJi E-Commerce Co. Ltd. Class A	1,972,893	3,791
	Hangzhou Robam Appliances Co. Ltd. Class A	846,962	3,779
	China South City Holdings Ltd.	39,183,994	3,762
	China National Chemical Engineering Co. Ltd. Class A	4,341,180	3,756

Vanguard® Total International Stock Index Fund
Schedule of Investments
April 30, 2020

		Shares	Market Value ($000)
	Huadian Power International Corp. Ltd. Class A	7,153,100	3,708
*	Zhejiang Wolwo Bio-Pharmaceutical Co. Ltd. Class A	508,594	3,693
	Yunda Holding Co. Ltd. Class A	881,694	3,672
	China Merchants Property Operation & Service Co. Ltd.	994,000	3,658
	Nanjing King-Friend Biochemical Pharmaceutical Co. Ltd. Class A	451,160	3,651
*	Wise Talent Information Technology Co. Ltd.	1,697,798	3,643
	Guangzhou Baiyun International Airport Co. Ltd. Class A	1,636,043	3,640
	Hubei Energy Group Co. Ltd. Class A	6,927,767	3,635
*,1	Shanghai Haohai Biological Technology Co. Ltd. Class H	744,696	3,626
	Bank of Jiangsu Co. Ltd. Class A	4,251,273	3,624
	Shanghai Jin Jiang Capital Co. Ltd. Class H	20,384,915	3,624
	China Machinery Engineering Corp. Class H	13,202,836	3,622
*	Ovctek China Inc. Class A	391,326	3,608
*	Jiangsu Jiangyin Rural Commercial Bank Co. Ltd. Class A	6,166,515	3,603
	China Resources Sanjiu Medical & Pharmaceutical Co. Ltd. Class A	879,241	3,584
	Shanghai Jinjiang International Hotels Co. Ltd. Class B	2,463,905	3,583
*	Chongqing Brewery Co. Ltd. Class A	463,489	3,556
	Hesteel Co. Ltd. Class A	12,291,543	3,556
	RiseSun Real Estate Development Co. Ltd. Class A	3,124,156	3,546
	China Foods Ltd.	10,732,535	3,537
	China Coal Energy Co. Ltd. Class A	6,558,754	3,536
	Zhengzhou Yutong Bus Co. Ltd. Class A	1,919,567	3,532
	Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd. Class A	2,132,483	3,520
*,§,^	Luckin Coffee Inc. ADR	799,382	3,509
	China Grand Automotive Services Group Co. Ltd. Class A	7,206,694	3,502
	Hefei Meiya Optoelectronic Technology Inc. Class A	592,013	3,498
	Shanghai Electric Power Co. Ltd. Class A	3,350,703	3,487
*,^	Sogou Inc. ADR	979,390	3,487
	China Lilang Ltd.	5,679,561	3,480
	China Jushi Co. Ltd. Class A	2,822,030	3,478
	China Gezhouba Group Co. Ltd. Class A	3,801,117	3,478
	Financial Street Holdings Co. Ltd. Class A	3,539,805	3,459
	Shanxi Taigang Stainless Steel Co. Ltd. Class A	7,482,104	3,454
	Weifu High-Technology Group Co. Ltd. Class B	2,025,142	3,451
	Concord New Energy Group Ltd.	84,752,078	3,444
	COSCO SHIPPING Energy Transportation Co. Ltd. Class A	2,880,500	3,435
	Livzon Pharmaceutical Group Inc. Class A	615,043	3,431
	Shandong Nanshan Aluminum Co. Ltd. Class A	11,612,500	3,424
	NavInfo Co. Ltd. Class A	1,670,619	3,421
	AVIC Electromechanical Systems Co. Ltd. Class A	2,941,200	3,420
*	Jiangsu Shagang Co. Ltd. Class A	1,793,400	3,415
*	Nanyang Topsec Technologies Group Inc. Class A	962,400	3,404
*	Yantai Eddie Precision Machinery Co. Ltd. Class A	582,800	3,379
	Guangdong Electric Power Development Co. Ltd. Class B	12,364,299	3,374
	China Shineway Pharmaceutical Group Ltd.	4,547,696	3,371
	Bank of Guiyang Co. Ltd. Class A	3,019,440	3,360
	Yintai Gold Co. Ltd. Class A	1,463,500	3,359
	Joyoung Co. Ltd. Class A	758,977	3,358
	Jiangsu Zhongnan Construction Group Co. Ltd. Class A	2,953,330	3,349
*	China Enterprise Co. Ltd. Class A	5,597,632	3,347
	Aisino Corp. Class A	1,390,900	3,347
	Wisdom Education International Holdings Co. Ltd.	7,981,256	3,335
	GRG Banking Equipment Co. Ltd. Class A	1,825,743	3,326
	Hengtong Optic-electric Co. Ltd. Class A	1,417,460	3,325
	Centre Testing International Group Co. Ltd. Class A	1,387,100	3,317
	Heilongjiang Agriculture Co. Ltd. Class A	1,376,500	3,307
	Changzhou Xingyu Automotive Lighting Systems Co. Ltd. Class A	237,060	3,300
	BBMG Corp. Class A	7,267,591	3,297
*,^,1	Yixin Group Ltd.	19,348,612	3,293
	Shanghai Jinqiao Export Processing Zone Development Co. Ltd. Class A	1,633,587	3,292
	Shenzhen Kaifa Technology Co. Ltd. Class A	1,159,650	3,285
^	Anhui Expressway Co. Ltd. Class H	6,364,227	3,280
	China High Speed Transmission Equipment Group Co. Ltd.	5,169,545	3,276
	Angel Yeast Co. Ltd. Class A	626,500	3,271

Vanguard® Total International Stock Index Fund
Schedule of Investments
April 30, 2020

		Shares	Market Value ($000)
	Texhong Textile Group Ltd.	4,538,630	3,265
	Bank of Hangzhou Co. Ltd. Class A	2,802,505	3,264
	Xinjiang Goldwind Science & Technology Co. Ltd. Class A	2,319,758	3,260
	Dongfang Electric Corp. Ltd. Class A	2,699,700	3,259
	STO Express Co. Ltd. Class A	1,404,547	3,259
[1]	China Everbright Greentech Ltd.	7,865,584	3,251
*	Sangfor Technologies Inc. Class A	120,488	3,249
	Beijing Yanjing Brewery Co. Ltd. Class A	3,864,410	3,246
	Dongxing Securities Co. Ltd. Class A	2,159,122	3,238
	Yango Group Co. Ltd. Class A	3,305,693	3,233
	Xiamen C & D Inc. Class A	2,730,000	3,214
	Shanghai Jahwa United Co. Ltd. Class A	704,055	3,209
	Beijing Originwater Technology Co. Ltd. Class A	2,401,800	3,208
	Wuxi Lead Intelligent Equipment Co. Ltd. Class A	605,561	3,206
	Sinolink Securities Co. Ltd. Class A	2,352,046	3,190
	China Communications Construction Co. Ltd. Class A	2,812,018	3,170
	Zhejiang Jingsheng Mechanical & Electrical Co. Ltd. Class A	971,870	3,165
*	Aluminum Corp. of China Ltd. Class A	7,850,900	3,154
	Zoomlion Heavy Industry Science and Technology Co. Ltd. Class A	3,478,500	3,133
	Central China Real Estate Ltd.	6,146,000	3,133
	Zhongjin Gold Corp. Ltd. Class A	2,642,300	3,126
*,§,1	Tianhe Chemicals Group Ltd.	20,635,827	3,114
*	Sinopec Oilfield Service Corp. Class H	42,980,225	3,114
	China National Medicines Corp. Ltd. Class A	705,588	3,097
*	China Great Wall Securities Co. Ltd. Class A	1,860,100	3,094
	China Galaxy Securities Co. Ltd. Class A	2,228,700	3,091
	Xinhu Zhongbao Co. Ltd. Class A	7,032,548	3,089
	JNBY Design Ltd.	3,203,930	3,087
	Hubei Biocause Pharmaceutical Co. Ltd. Class A	3,973,691	3,084
	Guangzhou Haige Communications Group Inc. Co. Class A	1,813,424	3,078
	TongFu Microelectronics Co. Ltd. Class A	961,820	3,074
	Guoyuan Securities Co. Ltd. Class A	2,681,300	3,061
	China Film Co. Ltd. Class A	1,640,100	3,058
*	Shennan Circuits Co. Ltd. Class A	94,896	3,056
	China Railway Hi-tech Industry Co. Ltd. Class A	2,227,318	3,054
	Tongling Nonferrous Metals Group Co. Ltd. Class A	11,150,706	3,050
*	Huaibei Mining Holdings Co. Ltd. Class A	2,556,798	3,049
	Chongqing Changan Automobile Co. Ltd. Class A	2,229,021	3,045
	Xingda International Holdings Ltd.	12,769,290	3,040
*	Hi Sun Technology China Ltd.	26,859,195	3,037
*,^,1	Ascletis Pharma Inc.	8,433,000	3,025
	SPIC Dongfang New Energy Corp. Class A	5,023,692	3,021
	FinVolution Group	1,568,281	3,011
*	Zhejiang Dingli Machinery Co. Ltd. Class A	271,418	3,005
	Han's Laser Technology Industry Group Co. Ltd. Class A	709,200	3,003
	Wuchan Zhongda Group Co. Ltd. Class A	4,557,785	3,003
	Tianma Microelectronics Co. Ltd. Class A	1,511,671	3,001
	Spring Airlines Co. Ltd. Class A	570,892	2,995
	Sichuan Kelun Pharmaceutical Co. Ltd. Class A	1,097,131	2,988
*	Liaoning Cheng Da Co. Ltd. Class A	1,209,200	2,988
	Shanghai Chlor-Alkali Chemical Co. Ltd. Class B	6,480,477	2,986
	Sichuan Expressway Co. Ltd. Class H	11,587,954	2,979
*	Harbin Electric Co. Ltd. Class H	10,758,569	2,978
	Wonders Information Co. Ltd. Class A	978,872	2,978
*	Beijing Aosaikang Pharmaceutical Co. Ltd. Class A	1,127,570	2,976
	Luthai Textile Co. Ltd. Class B	4,550,005	2,973
*,^	CAR Inc.	10,188,797	2,965
	China Avionics Systems Co. Ltd. Class A	1,514,213	2,965
	Shanghai Bairun Investment Holding Group Co. Ltd. Class A	537,284	2,961
*	Shandong Sinocera Functional Material Co. Ltd. Class A	916,005	2,957
	Jinyu Bio-Technology Co. Ltd. Class A	885,700	2,955
	Tangshan Jidong Cement Co. Ltd. Class A	1,043,900	2,949
	China CSSC Holdings Ltd. Class A	1,120,081	2,947
	Western Securities Co. Ltd. Class A	2,643,244	2,944

Vanguard® Total International Stock Index Fund
Schedule of Investments
April 30, 2020

		Shares	Market Value ($000)
*	Leo Group Co. Ltd. Class A	5,567,600	2,941
	Shanghai Waigaoqiao Free Trade Zone Group Co. Ltd. Class B	3,329,533	2,934
	Zhejiang Hailiang Co. Ltd. Class A	2,244,300	2,929
*,^	Shanghai Fudan Microelectronics Group Co. Ltd. Class H	4,248,000	2,929
^	Colour Life Services Group Co. Ltd.	6,165,970	2,920
	SooChow Securities Co. Ltd. Class A	2,699,950	2,917
	China Southern Airlines Co. Ltd. Class A	3,846,200	2,912
*	Jiajiayue Group Co. Ltd. Class A	593,200	2,911
	360 Security Technology Inc. Class A	1,115,491	2,906
	Guoxuan High-Tech Co. Ltd.	915,600	2,901
	TBEA Co. Ltd. Class A	2,731,007	2,897
*	Shenzhen Salubris Pharmaceuticals Co. Ltd. Class A	1,101,427	2,895
	Lens Technology Co. Ltd. Class A	1,148,800	2,893
	Fujian Sunner Development Co. Ltd. Class A	947,400	2,891
	Shandong Hualu Hengsheng Chemical Co. Ltd. Class A	1,237,274	2,891
*	China Eastern Airlines Corp. Ltd. Class A	4,687,500	2,879
*	Guangzhou Wondfo Biotech Co. Ltd. Class A	255,020	2,868
	Southwest Securities Co. Ltd. Class A	4,529,709	2,865
*	Ningbo Joyson Electronic Corp. Class A	1,014,500	2,857
	China South Publishing & Media Group Co. Ltd. Class A	1,850,561	2,853
*	Autobio Diagnostics Co. Ltd. Class A	150,156	2,839
	Wuhu Token Science Co. Ltd. Class A	2,102,321	2,836
*	China Satellite Communications Co. Ltd. Class A	1,179,400	2,827
	China Molybdenum Co. Ltd. Class A	5,790,300	2,825
	Datang International Power Generation Co. Ltd. Class A	9,356,611	2,825
	AVICOPTER plc Class A	451,797	2,820
	Huangshan Tourism Development Co. Ltd. Class B	3,899,429	2,814
*	Hongta Securities Co. Ltd. Class A	1,041,100	2,813
*,^	HengTen Networks Group Ltd.	299,535,398	2,812
*	Guangdong Xinbao Electrical Appliances Holdings Co. Ltd. Class A	752,785	2,809
	Tianqi Lithium Corp. Class A	1,215,600	2,797
	Shanghai M&G Stationery Inc. Class A	386,700	2,796
	China ZhengTong Auto Services Holdings Ltd.	17,947,544	2,783
	Tonghua Dongbao Pharmaceutical Co. Ltd. Class A	1,562,581	2,777
	Beijing E-Hualu Information Technology Co. Ltd. Class A	414,521	2,768
	Guangdong HEC Technology Holding Co. Ltd. Class A	2,921,067	2,767
*	Weihai Guangwei Composites Co. Ltd.	361,240	2,767
*	Addsino Co. Ltd. Class A	1,280,800	2,761
	G-bits Network Technology Xiamen Co. Ltd. Class A	51,749	2,759
	Dongfang Electric Corp. Ltd. Class H	5,133,660	2,746
*	Proya Cosmetics Co. Ltd. Class A	151,932	2,745
	Hongfa Technology Co. Ltd. Class A	598,382	2,737
*	Hunan Valin Steel Co. Ltd. Class A	4,869,440	2,730
	China National Accord Medicines Corp. Ltd. Class B	996,449	2,709
	Rongsheng Petro Chemical Co. Ltd. Class A	1,607,303	2,701
	Grandjoy Holdings Group Co. Ltd. Class A	3,548,646	2,695
	Chacha Food Co. Ltd. Class A	398,478	2,694
	Shanghai Construction Group Co. Ltd. Class A	5,774,500	2,674
	Joincare Pharmaceutical Group Industry Co. Ltd. Class A	1,526,396	2,673
*	Beijing Kunlun Tech Co. Ltd. Class A	925,000	2,661
	Jiangsu Yangnong Chemical Co. Ltd. Class A	250,900	2,656
	Ningbo Zhoushan Port Co. Ltd. Class A	5,625,600	2,637
	Hainan Poly Pharm Co. Ltd.	265,371	2,636
	Tasly Pharmaceutical Group Co. Ltd. Class A	1,341,551	2,636
*	Skshu Paint Co. Ltd. Class A	174,300	2,632
	Dong-E-E-Jiao Co. Ltd. Class A	606,000	2,629
	Chongqing Fuling Zhacai Group Co. Ltd. Class A	561,300	2,619
	Wasion Holdings Ltd.	7,640,748	2,617
	China Merchants Land Ltd.	15,665,717	2,601
	Bright Dairy & Food Co. Ltd. Class A	1,496,448	2,595
	Zhejiang Weixing New Building Materials Co. Ltd. Class A	1,511,140	2,592
	Shanghai Tunnel Engineering Co. Ltd. Class A	3,211,420	2,584
	Sunwoda Electronic Co. Ltd. Class A	1,284,404	2,576
	Offshore Oil Engineering Co. Ltd. Class A	3,694,200	2,576

Vanguard® Total International Stock Index Fund
Schedule of Investments
April 30, 2020

		Shares	Market Value ($000)
	Beijing Capital Development Co. Ltd. Class A	2,749,713	2,568
	Great Wall Motor Co. Ltd. Class A	2,258,564	2,558
*	Luenmei Quantum Co. Ltd. Class A	1,181,070	2,544
	Shanxi Lu'an Environmental Energy Development Co. Ltd. Class A	3,176,216	2,541
	Shandong Himile Mechanical Science & Technology Co. Ltd. Class A	993,441	2,538
	Sichuan Swellfun Co. Ltd. Class A	391,733	2,537
	Shanghai Putailai New Energy Technology Co. Ltd. Class A	235,858	2,535
	COSCO SHIPPING Development Co. Ltd. Class A	9,325,772	2,534
*,1	Shandong Gold Mining Co. Ltd. Class H	849,500	2,527
	Yantai Jereh Oilfield Services Group Co. Ltd. Class A	719,273	2,516
	Chaowei Power Holdings Ltd.	8,770,642	2,513
	Weifu High-Technology Group Co. Ltd. Class A	880,741	2,508
	Beijing Thunisoft Corp. Ltd. Class A	669,664	2,500
	INESA Intelligent Tech Inc. Class B	4,645,954	2,499
	Fujian Star-net Communication Co. Ltd. Class A	473,200	2,494
	Central China Securities Co. Ltd. Class H	15,837,320	2,490
	Jinduicheng Molybdenum Co. Ltd. Class A	2,984,000	2,481
	Shenzhen Tagen Group Co. Ltd. Class A	2,766,145	2,481
	Thunder Software Technology Co. Ltd. Class A	287,100	2,478
	Jason Furniture Hangzhou Co. Ltd. Class A	441,980	2,474
	Shanghai Shibei Hi-Tech Co. Ltd. Class B	7,096,715	2,468
	Luolai Lifestyle Technology Co. Ltd. Class A	1,934,246	2,466
	Suzhou Gold Mantis Construction Decoration Co. Ltd. Class A	2,175,450	2,460
^,1	Ganfeng Lithium Co. Ltd. Class H	755,600	2,455
	Apeloa Pharmaceutical Co. Ltd. Class A	982,800	2,455
	Bank of Chengdu Co. Ltd. Class A	2,245,927	2,452
	Zhejiang Huafeng Spandex Co. Ltd. Class A	3,335,063	2,452
*	Shenzhen MTC Co. Ltd. Class A	3,878,500	2,445
	Jiangxi Copper Co. Ltd. Class A	1,363,601	2,445
	Shandong Hi-speed Co. Ltd. Class A	2,951,800	2,439
*	Sealand Securities Co. Ltd. Class A	4,019,600	2,439
	Guangzhou Automobile Group Co. Ltd. Class A	1,764,940	2,434
*	Infore Environment Technology Group Co. Ltd. Class A	2,785,188	2,428
	Shenzhen Zhongjin Lingnan Nonfemet Co. Ltd. Class A	4,933,400	2,422
	Shanghai Highly Group Co. Ltd. Class B	4,216,508	2,422
	Wuxi Taiji Industry Co. Ltd. Class A	1,609,400	2,421
	China TransInfo Technology Co. Ltd. Class A	740,300	2,414
*	Ningxia Baofeng Energy Group Co. Ltd. Class A	2,025,800	2,409
	Huolinhe Opencut Coal Industry Corp. Ltd. of Inner Mongolia Class A	2,176,604	2,408
	Sichuan Expressway Co. Ltd. Class A	4,583,792	2,408
	Sinopec Shanghai Petrochemical Co. Ltd. Class A	4,265,800	2,406
*	BAIC BluePark New Energy Technology Co. Ltd. Class Class A	3,141,869	2,400
	Shanghai Shimao Co. Ltd. Class A	4,087,072	2,393
	Suning Universal Co. Ltd. Class A	5,110,392	2,392
	Shanghai Fudan-Zhangjiang Bio-Pharmaceutical Co. Ltd. Class H	3,701,919	2,392
*	Guangdong South New Media Co. Ltd. Class A	109,453	2,390
	Sinoma Science & Technology Co. Ltd. Class A	1,354,472	2,388
	Yifan Pharmaceutical Co. Ltd. Class A	912,800	2,387
*	Chongqing Iron & Steel Co. Ltd. Class A	11,053,874	2,386
	FAW CAR Co. Ltd. Class A	1,699,585	2,380
	Tianjin Chase Sun Pharmaceutical Co. Ltd. Class A	2,955,177	2,378
*	Pangang Group Vanadium Titanium & Resources Co. Ltd. Class A	8,442,605	2,378
	Shanghai Jinjiang International Hotels Co. Ltd. Class A	577,200	2,374
	Shanghai Industrial Urban Development Group Ltd.	24,061,655	2,372
	Shenzhen Gas Corp. Ltd. Class A	2,252,100	2,371
	Zhongtian Financial Group Co. Ltd. Class A	5,424,900	2,369
	Shijiazhuang Yiling Pharmaceutical Co. Ltd. Class A	572,562	2,357
	Laobaixing Pharmacy Chain JSC Class A	220,524	2,356
*	Guangdong Hongda Blasting Co. Ltd. Class A	560,700	2,350
	Shandong Chenming Paper Holdings Ltd. Class H	6,127,312	2,347
	Yuan Longping High-tech Agriculture Co. Ltd. Class A	1,022,200	2,343
*	Huizhou Desay Sv Automotive Co. Ltd. Class A	409,619	2,343
	China World Trade Center Co. Ltd. Class A	1,141,500	2,336
	Sinofert Holdings Ltd.	25,211,479	2,328

Vanguard® Total International Stock Index Fund
Schedule of Investments
April 30, 2020

		Shares	Market Value ($000)
*	Fangda Carbon New Material Co. Ltd. Class A	1,981,675	2,326
*	C&S Paper Co. Ltd. Class A	956,150	2,321
	Shandong Sun Paper Industry JSC Ltd. Class A	1,966,600	2,305
	Sinotrans Ltd. Class A	5,012,021	2,297
	Shanghai Zhangjiang High-Tech Park Development Co. Ltd. Class A	1,229,800	2,296
	Huaan Securities Co. Ltd. Class A	2,270,900	2,294
*	China Fangda Group Co. Ltd. Class B	5,911,907	2,292
	Sanquan Food Co. Ltd. Class A	757,923	2,289
*	Yusys Technologies Co. Ltd. Class A	401,500	2,288
	Jiangsu Eastern Shenghong Co. Ltd. Class A	3,235,424	2,284
	Maccura Biotechnology Co. Ltd. Class A	436,115	2,283
	Inner Mongolia First Machinery Group Co. Ltd. Class A	1,689,246	2,277
	Guanghui Energy Co. Ltd. Class A	6,390,700	2,272
*	Longshine Technology Group Co. Ltd. Class A	560,504	2,263
	Shanxi Xishan Coal & Electricity Power Co. Ltd. Class A	3,389,820	2,259
*,§	China Huiyuan Juice Group Ltd.	8,667,863	2,259
	Xiamen Tungsten Co. Ltd. Class A	1,415,491	2,255
	Long Yuan Construction Group Co. Ltd. Class A	1,690,600	2,253
	Huagong Tech Co. Ltd. Class A	770,000	2,243
	Guizhou Panjiang Refined Coal Co. Ltd. Class A	3,100,400	2,237
	Jizhong Energy Resources Co. Ltd. Class A	5,250,276	2,235
*,^	Fullshare Holdings Ltd.	148,094,819	2,235
	Zhejiang Yasha Decoration Co. Ltd. Class A	1,831,600	2,231
*	China Modern Dairy Holdings Ltd.	20,876,908	2,231
	Air China Ltd. Class A	2,194,300	2,227
	Shanghai Haixin Group Co. Class B	6,923,355	2,225
	Shandong Linglong Tyre Co. Ltd. Class A	730,016	2,224
	Shanxi Securities Co. Ltd. Class A	2,233,745	2,213
*	Datong Coal Industry Co. Ltd. Class A	4,259,017	2,206
	Eastern Communications Co. Ltd. Class B	4,614,859	2,206
*	Pacific Securities Co. Ltd. China Class A	4,830,426	2,197
	Guangshen Railway Co. Ltd. Class A	6,568,600	2,197
*	Yixintang Pharmaceutical Group Co. Ltd. Class A	609,779	2,196
	Tianjin ZhongXin Pharmaceutical Group Corp. Ltd. Class A	1,123,368	2,193
	Qingling Motors Co. Ltd. Class H	10,397,822	2,191
	Xinxing Ductile Iron Pipes Co. Ltd. Class A	4,494,200	2,191
*	Tongkun Group Co. Ltd. Class A	1,323,860	2,180
	Cinda Real Estate Co. Ltd. Class A	3,933,001	2,178
	Yang Quan Coal Industry Group Co. Ltd. Class A	3,473,800	2,172
	Liaoning Wellhope Agri-Tech JSC Ltd. Class A	1,030,983	2,170
*	COSCO Shipping International Singapore Co. Ltd.	13,368,594	2,167
	Dazhong Transportation Group Co. Ltd. Class A	4,272,870	2,165
*	Dashang Co. Ltd. Class A	689,543	2,163
*	Hanergy Thin Film Power Group Ltd.	84,704,000	2,162
*	Guangzhou Shangpin Home Collection Co. Ltd. Class A	227,304	2,160
	Qingdao TGOOD Electric Co. Ltd. Class A	796,918	2,150
	Ningbo Tuopu Group Co. Ltd. Class A	641,874	2,150
	CECEP Wind-Power Corp. Class A	6,832,338	2,147
*	Ingenic Semiconductor Co. Ltd. Class A	164,846	2,144
	Dalian Port PDA Co. Ltd. Class A	8,777,065	2,143
	Hangzhou Binjiang Real Estate Group Co. Ltd. Class A	3,475,333	2,139
*,1	Haichang Ocean Park Holdings Ltd.	26,908,549	2,136
*	CCOOP Group Co. Ltd. Class A	5,759,200	2,135
*	Wangsu Science & Technology Co. Ltd. Class A	1,869,900	2,135
	Shanghai Bailian Group Co. Ltd. Class B	3,037,245	2,133
*	Juewei Food Co. Ltd. Class A	284,864	2,121
*	Shandong Publishing & Media Co. Ltd. Class A	2,390,095	2,119
*	CSSC Offshore and Marine Engineering Group Co. Ltd. Class A	1,005,220	2,118
	Huafon Microfibre Shanghai Technology Co. Ltd. Class A	1,723,487	2,107
	Shandong Airlines Co. Ltd. Class B	2,532,751	2,099
[1]	Everbright Securities Co. Ltd. Class H	3,400,456	2,099
	Ninestar Corp. Class A	500,414	2,098
	Dalian Huarui Heavy Industry Group Co. Ltd. Class A	3,784,079	2,093
	Beibuwan Port Co. Ltd. Class A	1,509,440	2,091

Vanguard® Total International Stock Index Fund
Schedule of Investments
April 30, 2020

		Shares	Market Value ($000)
	Accelink Technologies Co. Ltd. Class A	500,700	2,084
*	CSSC Offshore and Marine Engineering Group Co. Ltd. Class H	3,299,622	2,082
	Guangxi Guiguan Electric Power Co. Ltd. Class A	3,428,106	2,080
	Beijing North Star Co. Ltd. Class H	8,561,234	2,080
	Chengdu Fusen Noble-House Industrial Co. Ltd. Class A	1,308,260	2,075
*	Jiangsu Yoke Technology Co. Ltd. Class A	357,400	2,073
	Wanxiang Qianchao Co. Ltd. Class A	2,971,310	2,071
	Tianjin Capital Environmental Protection Group Co. Ltd. Class A	2,111,275	2,070
	Lao Feng Xiang Co. Ltd. Class A	355,128	2,069
	Beijing Capital Co. Ltd. Class A	4,458,154	2,069
*	Siasun Robot & Automation Co. Ltd. Class A	1,119,340	2,068
	Chinese Universe Publishing and Media Group Co. Ltd. Class A	1,217,480	2,062
*	CNOOC Energy Technology & Services Ltd. Class A	6,304,400	2,061
*	Guocheng Mining Co. Ltd.	843,164	2,056
	Yantai Changyu Pioneer Wine Co. Ltd. Class A	601,531	2,054
	Oppein Home Group Inc. Class A	137,200	2,044
*	Shanghai Baosight Software Co. Ltd. Class A	287,293	2,041
	Westone Information Industry Inc. Class A	644,989	2,041
	Guangzhou Zhujiang Brewery Co. Ltd. Class A	1,981,496	2,040
*	Beijing Shougang Co. Ltd. Class A	4,951,895	2,027
*	Shenzhen SC New Energy Technology Corp. Class A	221,486	2,006
	Beijing North Star Co. Ltd. Class A	5,230,781	2,004
*	YanTai Shuangta Food Co. Ltd. Class A	1,107,300	2,000
	Ajisen China Holdings Ltd.	8,968,703	1,996
	Hangzhou Silan Microelectronics Co. Ltd. Class A	1,003,400	1,996
	Northeast Securities Co. Ltd. Class A	1,750,700	1,995
*	Pharmaron Beijing Co. Ltd. Class A	222,800	1,995
	Xiamen Xiangyu Co. Ltd. Class A	2,465,001	1,993
*	Guangzhou Shiyuan Electronic Technology Co. Ltd. Class A	186,884	1,993
	Greattown Holdings Ltd. Class A	1,742,900	1,991
	Anhui Expressway Co. Ltd. Class A	2,628,400	1,991
*	Qianhe Condiment and Food Co. Ltd. Class A	464,180	1,990
	Inner Mongolia MengDian HuaNeng Thermal Power Corp. Ltd. Class A	5,583,376	1,988
	Dongjiang Environmental Co. Ltd. Class H	2,621,127	1,988
*	China Aerospace Times Electronics Co. Ltd. Class A	2,167,300	1,988
	Hangzhou First Applied Material Co. Ltd. Class A	292,000	1,988
	Wuhan Raycus Fiber Laser Technologies Co. Ltd. Class A	153,294	1,981
	China National Accord Medicines Corp. Ltd. Class A	341,818	1,975
*	Gree Real Estate Co. Ltd. Class A	2,797,869	1,967
*	Shenzhen Sinovatio Technology Co. Ltd. Class A	76,969	1,963
*	Shanghai Weaver Network Co. Ltd. Class A	171,195	1,963
	Jiangsu Expressway Co. Ltd. Class A	1,320,673	1,960
	GEM Co. Ltd. Class A	3,014,420	1,957
	Da An Gene Co. Ltd. of Sun Yat-Sen University Class A	610,063	1,945
	Zhejiang Wanliyang Co. Ltd. Class A	1,546,825	1,944
	Jiuzhitang Co. Ltd. Class A	1,503,301	1,938
	Zhejiang Huace Film & TV Co. Ltd. Class A	1,682,400	1,937
	Jilin Aodong Pharmaceutical Group Co. Ltd. Class A	899,200	1,935
	Zhejiang Juhua Co. Ltd. Class A	2,149,646	1,934
	China Resources Double Crane Pharmaceutical Co. Ltd. Class A	1,077,654	1,933
*	Zhejiang Tianyu Pharmaceutical Co. Ltd. Class A	177,995	1,931
*	Hebei Chengde Lolo Co. Class A	2,251,268	1,930
*,^	Kasen International Holdings Ltd.	12,002,304	1,929
	Sansteel Minguang Co. Ltd. Fujian Class A	1,885,100	1,927
*	Kuang-Chi Technologies Co. Ltd. Class A	1,738,000	1,925
	Zhejiang Weiming Environment Protection Co. Ltd. Class A	457,111	1,925
*	Huabao Flavours & Fragrances Co. Ltd. Class A	472,144	1,925
	Shenzhen Everwin Precision Technology Co. Ltd. Class A	707,954	1,921
	Hubei Kaile Science & Technology Co. Ltd. Class A	908,820	1,921
	Newland Digital Technology Co. Ltd. Class A	830,897	1,917
	Huapont Life Sciences Co. Ltd. Class A	2,535,200	1,915
*	Quectel Wireless Solutions Co. Ltd. Class A	64,518	1,912
*,^	Beijing Gas Blue Sky Holdings Ltd.	92,934,335	1,905
*	Shenzhen Sunlord Electronics Co. Ltd. Class A	621,400	1,903

Vanguard® Total International Stock Index Fund
Schedule of Investments
April 30, 2020

		Shares	Market Value ($000)
	CPMC Holdings Ltd.	5,331,365	1,899
	Chengzhi Co. Ltd. Class A	1,138,500	1,899
	Shanghai Waigaoqiao Free Trade Zone Group Co. Ltd. Class A	938,609	1,899
*	CNHTC Jinan Truck Co. Ltd. Class A	543,260	1,892
	Xiamen Meiya Pico Information Co. Ltd. Class A	627,620	1,891
	NSFOCUS Technologies Group Co. Ltd. Class A	634,684	1,891
	Wangfujing Group Co. Ltd. Class A	1,029,800	1,884
	Zhejiang Medicine Co. Ltd. Class A	751,600	1,882
	Bluefocus Intelligent Communications Group Co. Ltd. Class A	1,918,700	1,882
	Huaxi Securities Co. Ltd. Class A	1,321,139	1,878
*,^	Qudian Inc. ADR	1,082,065	1,872
	Zhejiang Wanfeng Auto Wheel Co. Ltd. Class A	2,079,400	1,864
*,§	Mingfa Group International Co. Ltd.	7,645,063	1,864
*	Visionox Technology Inc. Class A	1,089,672	1,862
	Bluestar Adisseo Co. Class A	1,108,812	1,862
	Chengdu Xingrong Environment Co. Ltd. Class A	2,729,200	1,862
*	DaShenLin Pharmaceutical Group Co. Ltd. Class A	201,715	1,860
	Oceanwide Holdings Co. Ltd. Class A	3,787,100	1,855
	Tecon Biology Co. Ltd. Class A	831,443	1,855
	Sailun Group Co. Ltd.	2,931,564	1,853
	China Baoan Group Co. Ltd. Class A	2,029,664	1,851
	An Hui Wenergy Co. Ltd. Class A	3,368,921	1,844
	Red Star Macalline Group Corp. Ltd. Class A	1,373,831	1,840
	Shandong Yisheng Livestock & Poultry Breeding Co. Ltd. Class A	783,513	1,839
	Hengdian Group DMEGC Magnetics Co. Ltd. Class A	1,280,900	1,833
	Anhui Xinhua Media Co. Ltd. Class A	2,690,572	1,832
*	Nanjing Securities Co. Ltd. Class A	953,900	1,820
	Better Life Commercial Chain Share Co. Ltd. Class A	1,289,000	1,815
	Shenzhen Huaqiang Industry Co. Ltd. Class A	1,029,325	1,815
	B-Soft Co. Ltd. Class A	828,400	1,814
*	Wuhan Jingce Electronic Group Co. Ltd. Class A	191,561	1,813
*	China Tianying Inc. Class A	2,555,000	1,808
	Zhejiang Crystal-Optech Co. Ltd. Class A	881,483	1,808
*	Yunnan Copper Co. Ltd. Class A	1,345,000	1,807
*	Shenghe Resources Holding Co. Ltd. Class A	1,867,500	1,806
	Beijing BDStar Navigation Co. Ltd. Class A	421,600	1,800
	Harbin Boshi Automation Co. Ltd. Class A	1,221,422	1,800
	Grandblue Environment Co. Ltd. Class A	602,336	1,800
	China Meheco Co. Ltd. Class A	891,264	1,799
*	Bestsun Energy Co. Ltd. Class A	2,337,720	1,797
	Zhejiang Hangmin Co. Ltd. Class A	2,327,533	1,796
*	Shanying International Holding Co. Ltd. Class A	4,219,600	1,791
	Haisco Pharmaceutical Group Co. Ltd. Class A	642,263	1,791
	Anhui Anke Biotechnology Group Co. Ltd. Class A	871,370	1,787
*	Bank of Zhengzhou Co. Ltd. Class A	3,286,772	1,785
*	Zhejiang Orient Financial Holdings Group Co. Ltd. Class A	1,331,680	1,782
	Xiamen Kingdomway Group Co. Class A	633,631	1,781
	Shenzhen YUTO Packaging Technology Co. Ltd. Class A	521,020	1,780
*	Ourpalm Co. Ltd. Class A	2,247,775	1,777
	Fangda Special Steel Technology Co. Ltd. Class A	2,421,339	1,775
*	Guosheng Financial Holding Inc. Class A	1,456,700	1,771
	Taiji Computer Corp. Ltd. Class A	323,795	1,771
	China Union Holdings Ltd. Class A	3,163,230	1,765
	Sinochem International Corp. Class A	2,540,980	1,764
	Wuhan Fingu Electronic Technology Co. Ltd. Class A	479,500	1,759
	Shanghai Diesel Engine Co. Ltd. Class B	4,773,415	1,757
	Hainan Strait Shipping Co. Ltd. Class A	1,130,701	1,756
*	Shanghai Kinetic Medical Co. Ltd. Class A	526,000	1,755
*	IReader Technology Co. Ltd. Class A	370,500	1,752
	Shanxi Coking Co. Ltd. Class A	2,238,599	1,750
	Shanghai Huayi Group Co. Ltd. Class A	2,368,634	1,745
	Hangjin Technology Co. Ltd. Class A	534,400	1,744
*	Shenzhen Yinghe Technology Co. Ltd. Class A	292,483	1,743
	CMST Development Co. Ltd. Class A	2,614,906	1,743

Vanguard® Total International Stock Index Fund
Schedule of Investments
April 30, 2020

		Shares	Market Value ($000)
*	Shijiazhuang Changshan BeiMing Technology Co. Ltd. Class A	1,380,886	1,738
	Xuji Electric Co. Ltd. Class A	879,300	1,737
	Shanghai Mechanical and Electrical Industry Co. Ltd. Class A	830,316	1,735
	Shaan Xi Provincial Natural Gas Co. Ltd. Class A	2,025,373	1,735
*,^	Ruhnn Holding Ltd. ADR	506,772	1,733
*	Shenzhen FRD Science & Technology Co. Ltd.	242,614	1,730
	Gansu Jingyuan Coal Industry and Electricity Power Co. Ltd. Class A	5,448,291	1,730
	Haohua Chemical Science & Technology Co. Ltd. Class A	702,400	1,724
	Qingdao Port International Co. Ltd. Class A	2,189,420	1,723
*	Sonoscape Medical Corp. Class A	418,461	1,720
*	Suofeiya Home Collection Co. Ltd. Class A	652,500	1,719
	YTO Express Group Co. Ltd. Class A	965,273	1,716
*	Berry Genomics Co. Ltd. Class A	275,650	1,716
	Zhongshan Public Utilities Group Co. Ltd. Class A	1,555,630	1,713
	Shanghai Jinjiang International Industrial Investment Co. Ltd. Class B	2,441,767	1,713
	Guangdong Tapai Group Co. Ltd. Class A	914,509	1,704
	Zhejiang Kaishan Compressor Co. Ltd. Class A	1,137,849	1,704
	Hunan Aihua Group Co. Ltd. Class A	437,597	1,700
	Shanghai Sinyang Semiconductor Materials Co. Ltd. Class A	241,900	1,693
	Changzhou Qianhong Biopharma Co. Ltd. Class A	2,673,540	1,686
*	Tianjin Guangyu Development Co. Ltd. Class A	1,802,790	1,684
	Dian Diagnostics Group Co. Ltd. Class A	477,100	1,682
	Beijing Orient National Communication Science & Technology Co. Ltd. Class A	806,300	1,681
*	Sinopec Oilfield Service Corp. Class A	6,346,700	1,680
	China Merchants Expressway Network & Technology Holdings Co. Ltd. Class A	1,647,054	1,675
	Sungrow Power Supply Co. Ltd. Class A	1,098,208	1,673
*	Anhui Jinhe Industrial Co. Ltd. Class A	586,473	1,669
	BTG Hotels Group Co. Ltd. Class A	721,888	1,653
	Central China Securities Co. Ltd. Class A	2,511,200	1,652
	Shanghai Huayi Group Co. Ltd. Class B	3,785,459	1,652
^	Dawnrays Pharmaceutical Holdings Ltd.	11,020,425	1,651
*	IKD Co. Ltd. Class A	1,020,468	1,650
*	Beijing Lanxum Technology Co. Ltd. Class A	698,818	1,648
	Tunghsu Optoelectronic Technology Co. Ltd. Class A	4,216,400	1,648
	Guorui Properties Ltd.	9,987,715	1,647
	Shenzhen Agricultural Products Group Co. Ltd. Class A	1,510,000	1,640
*	Xinfengming Group Co. Ltd. Class A	1,117,969	1,637
	Sinocare Inc.	672,249	1,635
	Shenzhen Airport Co. Ltd. Class A	1,410,300	1,634
	Sieyuan Electric Co. Ltd. Class A	594,200	1,632
	Holitech Technology Co. Ltd. Class A	2,150,300	1,632
*	Tech-Bank Food Co. Ltd. Class A	925,800	1,631
	Boya Bio-pharmaceutical Group Co. Ltd. Class A	372,384	1,627
*	Yunnan Aluminium Co. Ltd. Class A	2,874,300	1,624
*	Myhome Real Estate Development Group Co. Ltd. Class A	4,082,005	1,624
*	PCI-Suntek Technology Co. Ltd. Class A	1,240,900	1,623
	Jiangsu Hengshun Vinegar Industry Co. Ltd. Class A	604,270	1,622
	Changsha Jingjia Microelectronics Co. Ltd. Class A	210,787	1,621
	Guizhou Bailing Group Pharmaceutical Co. Ltd. Class A	1,401,236	1,620
	Ningbo Sanxing Medical Electric Co. Ltd. Class A	1,510,900	1,619
	CSG Holding Co. Ltd. Class A	2,583,732	1,615
	Shenzhen Capchem Technology Co. Ltd. Class A	276,900	1,611
*	Victory Giant Technology Huizhou Co. Ltd. Class A	510,800	1,604
	MLS Co. Ltd. Class A	991,900	1,604
	ORG Technology Co. Ltd. Class A	2,801,300	1,599
*	Shenzhen New Nanshan Holding Group Co. Ltd. Class A	4,248,101	1,598
	Huafa Industrial Co. Ltd. Zhuhai Class A	1,699,100	1,598
	Wolong Electric Group Co. Ltd. Class A	1,059,200	1,591
*	Guangdong Marubi Biotechnology Co. Ltd. Class A	155,550	1,588
*	Shenzhen Kingdom Sci-Tech Co. Ltd. Class A	670,482	1,587
*,§	Anxin Trust Co. Ltd. Class A	4,461,178	1,582
	Betta Pharmaceuticals Co. Ltd. Class A	119,800	1,578
	Maanshan Iron & Steel Co. Ltd. Class A	4,268,961	1,578
	Universal Scientific Industrial Shanghai Co. Ltd. Class A	632,100	1,574

Vanguard® Total International Stock Index Fund
Schedule of Investments
April 30, 2020

		Shares	Market Value ($000)
*	BGI Genomics Co. Ltd.	106,990	1,572
*	Yantai Dongcheng Pharmaceutical Co. Ltd. Class A	710,100	1,569
	Shenzhen H&T Intelligent Control Co. Ltd. Class A	803,200	1,569
	Guangdong Baolihua New Energy Stock Co. Ltd. Class A	2,133,100	1,557
*	Hangzhou Shunwang Technology Co. Ltd. Class A	572,600	1,556
	Shanghai Flyco Electrical Appliance Co. Ltd. Class A	315,535	1,550
	Chengdu Kanghong Pharmaceutical Group Co. Ltd. Class A	286,443	1,541
	Anhui Hengyuan Coal Industry and Electricity Power Co. Ltd. Class A	2,209,296	1,540
*	Nanjing Iron & Steel Co. Ltd. Class A	3,423,046	1,538
	Norinco International Cooperation Ltd. Class A	1,422,425	1,534
	Chengdu Hongqi Chain Co. Ltd. Class A	1,104,333	1,532
	Hang Zhou Great Star Industrial Co. Ltd. Class A	1,113,000	1,531
*	Beijing United Information Technology Co. Ltd.	103,100	1,523
*	Tianjin 712 Communication & Broadcasting Co. Ltd. Class A	411,800	1,515
	Zhefu Holding Group Co. Ltd. Class A	2,872,850	1,514
*	Shanghai Rongtai Health Technology Corp. Ltd. Class A	334,023	1,514
	Shenzhen Yan Tian Port Holding Co. Ltd. Class A	2,409,356	1,508
	Guangzhou Yuexiu Financial Holdings Group Co. Ltd. Class A	1,051,037	1,506
	Sichuan Languang Development Co. Ltd. Class A	1,844,600	1,503
	Square Technology Group Co. Ltd. Class A	791,385	1,503
*	Pingdingshan Tianan Coal Mining Co. Ltd. Class A	2,538,200	1,501
*	Shenzhen Suntak Circuit Technology Co. Ltd. Class A	608,800	1,501
*	Ningxia Jiaze New Energy Co. Ltd. Class A	3,464,036	1,497
*	5I5J Holding Group Co. Ltd. Class A	3,115,978	1,496
	Guangxi Wuzhou Zhongheng Group Co. Ltd. Class A	3,141,700	1,495
*	Yunnan Tin Co. Ltd. Class A	1,259,973	1,494
*	Leyard Optoelectronic Co. Ltd. Class A	1,903,200	1,484
	Hisense Home Appliances Group Co. Ltd. Class A	1,105,807	1,482
*	Shandong Humon Smelting Co. Ltd. Class A	738,700	1,478
*	Toly Bread Co. Ltd. Class A	213,925	1,474
*	Shandong Xinchao Energy Corp. Ltd. Class A	5,802,600	1,472
*	Ningbo Peacebird Fashion Co. Ltd. Class A	731,665	1,471
	Dongjiang Environmental Co. Ltd. Class A	1,052,415	1,463
	Valiant Co. Ltd. Class A	686,100	1,461
*	Bethel Automotive Safety Systems Co. Ltd. Class A	374,800	1,459
*	Guangzhou Restaurant Group Co. Ltd. Class A	355,000	1,453
	Shanxi Blue Flame Holding Co. Ltd. Class A	1,330,843	1,451
	Guangzhou Tinci Materials Technology Co. Ltd. Class A	378,640	1,445
*	Shenzhen Megmeet Electrical Co. Ltd. Class A	491,125	1,442
	Haining China Leather Market Co. Ltd. Class A	2,606,149	1,439
*	CQ Pharmaceutical Holding Co. Ltd. Class A	2,000,201	1,435
	KingClean Electric Co. Ltd. Class A	471,761	1,433
	Jinneng Science&Technology Co. Ltd. Class A	1,052,980	1,431
*	Lingyuan Iron & Steel Co. Ltd. Class A	4,642,976	1,426
*	Jack Sewing Machine Co. Ltd. Class A	566,561	1,426
	China Oilfield Services Ltd. Class A	815,900	1,426
	Zhejiang Conba Pharmaceutical Co. Ltd. Class A	1,971,900	1,425
*	Loncin Motor Co. Ltd. Class A	2,843,449	1,423
	Shanghai Shyndec Pharmaceutical Co. Ltd. Class A	1,100,773	1,423
*	Shanxi Zhangze Electric Power Co. Ltd. Class A	4,416,301	1,421
*	Montnets Rongxin Technology Group Co. Ltd. Class A	655,100	1,421
	361 Degrees International Ltd.	9,304,466	1,412
	TangShan Port Group Co. Ltd. Class A	4,380,700	1,408
	Konka Group Co. Ltd. Class A	1,327,600	1,408
	Tianjin Capital Environmental Protection Group Co. Ltd. Class H	4,412,869	1,408
*	Zhejiang Satellite Petrochemical Co. Ltd. Class A	722,500	1,399
*	Beijing Tongtech Co. Ltd. Class A	233,314	1,399
*	Markor International Home Furnishings Co. Ltd. Class A	2,461,200	1,396
*	GCL System Integration Technology Co. Ltd. Class A	3,915,800	1,392
*	Liuzhou Iron & Steel Co. Ltd. Class A	1,973,061	1,390
	YGSOFT Inc. Class A	713,186	1,383
	Shenzhen Jinjia Group Co. Ltd. Class A	1,101,800	1,381
*	Bank of Xi'an Co. Ltd. Class A	1,808,651	1,381
	Shanghai AJ Group Co. Ltd. Class A	1,241,800	1,378

Vanguard® Total International Stock Index Fund
Schedule of Investments
April 30, 2020

		Shares	Market Value ($000)
*	Kama Co. Ltd. Class B	3,744,802	1,377
	Navtech Inc. Class A	430,374	1,373
	Shanghai Ganglian E-Commerce Holdings Co. Ltd. Class A	127,300	1,373
*	Shandong Denghai Seeds Co. Ltd. Class A	757,500	1,373
	Henan Pinggao Electric Co. Ltd. Class A	1,150,835	1,371
*	Hexing Electrical Co. Ltd. Class A	646,860	1,366
	Zhejiang Yankon Group Co. Ltd. Class A	2,696,151	1,362
*	COFCO Capital Holdings Co. Ltd. Class A (XSEC)	1,139,184	1,361
*	Zhongyuan Environment-Protection Co. Ltd. Class A (XSEC)	1,371,200	1,361
	Suzhou Anjie Technology Co. Ltd. Class A	510,900	1,359
	Yangzhou Yangjie Electronic Technology Co. Ltd. Class A	366,600	1,357
	Chengtun Mining Group Co. Ltd. Class A	2,444,500	1,353
*,§	China Fiber Optic Network System Group Ltd.	14,959,600	1,351
	Bank of Qingdao Co. Ltd. Class A	1,930,572	1,350
	Shenzhen Sunline Tech Co. Ltd. Class A	383,400	1,348
*	Hengdian Entertainment Co. Ltd. Class A	656,952	1,348
*	Sichuan Shuangma Cement Co. Ltd. Class A	696,300	1,347
*	Blue Sail Medical Co. Ltd. Class A	594,103	1,346
	Tian Di Science & Technology Co. Ltd. Class A	3,143,545	1,344
	Shaanxi International Trust Co. Ltd. Class A	2,668,900	1,344
	Beijing Global Safety Technology Co. Ltd. Class A	231,750	1,343
	Red Avenue New Materials Group Co. Ltd. Class A	643,300	1,342
	Hubei Dinglong Co. Ltd. Class A	762,100	1,339
*	CITIC Guoan Information Industry Co. Ltd. Class A	2,934,700	1,336
	Guizhou Space Appliance Co. Ltd. Class A	353,600	1,332
	Shenzhen Neptunus Bioengineering Co. Ltd. Class A	2,257,000	1,332
*	DBG Technology Co. Ltd. Class A	361,030	1,331
	Shenzhen Hepalink Pharmaceutical Group Co. Ltd. Class A	428,700	1,328
*	Guangxi Liuzhou Pharmaceutical Co. Ltd. Class A	281,227	1,327
	Jiangsu Kanion Pharmaceutical Co. Ltd. Class A	702,800	1,327
*	Shenzhen Kinwong Electronic Co. Ltd. Class A	188,900	1,327
	Gansu Qilianshan Cement Group Co. Ltd. Class A	571,200	1,323
	Jiangsu Provincial Agricultural Reclamation and Development Corp.	915,100	1,322
*	China Tungsten And Hightech Materials Co. Ltd. Class A	1,656,960	1,322
	Xiamen International Port Co. Ltd. Class H	14,811,051	1,320
*	Qingdao Rural Commercial Bank Corp. Class A	2,099,125	1,313
	Shenzhen Heungkong Holding Co. Ltd. Class A	4,864,612	1,312
	Huafu Fashion Co. Ltd. Class A	1,851,674	1,312
*	China Aluminum International Engineering Corp. Ltd. Class A	2,364,100	1,311
*	Lakala Payment Co. Ltd. Class A	135,100	1,309
	Shenzhen Grandland Group Co. Ltd. Class A	2,732,028	1,308
*	First Tractor Co. Ltd. Class H	5,968,956	1,308
*	Amoy Diagnostics Co. Ltd. Class A	118,100	1,307
*	Sichuan Haite High-tech Co. Ltd. Class A	642,300	1,305
	China Zhenhua Group Science & Technology Co. Ltd. Class A	458,900	1,303
	Phoenix Media Investment Holdings Ltd.	24,996,918	1,303
	Bengang Steel Plates Co. Ltd. Class B	6,240,446	1,302
	CECEP Solar Energy Co. Ltd. Class A	2,773,300	1,297
*	Foran Energy Group Co. Ltd. Class A	576,963	1,295
	Beijing SuperMap Software Co. Ltd. Class A	363,600	1,294
*	Ecovacs Robotics Co. Ltd. Class A	471,440	1,292
	Hytera Communications Corp. Ltd. Class A	1,399,100	1,292
	Chow Tai Seng Jewellery Co. Ltd. Class A	511,534	1,286
	ZJBC Information Technology Co. Ltd. Class A	899,599	1,286
*	Hunan Dakang International Food & Agriculture Co. Ltd. Class A	3,599,400	1,282
*	Xinhuanet Co. Ltd. Class A	358,935	1,276
	Angang Steel Co. Ltd. Class A	3,438,650	1,276
	China International Marine Containers Group Co. Ltd. Class A	1,216,500	1,273
*	Shang Gong Group Co. Ltd. Class B	3,468,575	1,272
	Xiamen ITG Group Corp. Ltd. Class A	1,441,300	1,272
*	Alpha Group Class A	1,424,100	1,272
	Fujian Funeng Co. Ltd. Class A	1,188,171	1,272
*,§	CT Environmental Group Ltd.	28,987,223	1,271
	Jiangsu Nhwa Pharmaceutical Co. Ltd. Class A	677,500	1,271

Vanguard® Total International Stock Index Fund
Schedule of Investments
April 30, 2020

		Shares	Market Value ($000)
	Sunward Intelligent Equipment Co. Ltd. Class A	1,383,708	1,269
	Tianjin Port Development Holdings Ltd.	18,984,017	1,269
	Avic Heavy Machinery Co. Ltd. Class A	952,800	1,266
	Jiangsu Guotai International Group Co. Ltd. Class A	1,476,384	1,263
	Ningbo Huaxiang Electronic Co. Ltd. Class A	510,400	1,261
	Shanxi Lanhua Sci-Tech Venture Co. Ltd. Class A	1,844,500	1,261
	Kunwu Jiuding Investment Holdings Co. Ltd. Class A	341,716	1,253
	AECC Aero-Engine Control Co. Ltd. Class A	686,300	1,251
*	Guangdong Golden Dragon Development Inc. Class A	720,200	1,233
*	PharmaBlock Sciences Nanjing Inc. Class A	109,252	1,233
*	Gansu Shangfeng Cement Co. Ltd. Class A	342,400	1,230
	Tus Environmental Science And Technology Development Co. Ltd. Class A	1,086,700	1,226
*	Suzhou TFC Optical Communication Co. Ltd. Class A	167,100	1,226
	Beijing SL Pharmaceutical Co. Ltd. Class A	786,400	1,226
*	Nanjing Hanrui Cobalt Co. Ltd. Class A	186,200	1,224
*	CGN Power Co. Ltd. Class A	3,042,100	1,223
§	Tahoe Group Co. Ltd. Class A	1,954,245	1,222
*	Grand Baoxin Auto Group Ltd.	10,261,470	1,221
*	Hangxiao Steel Structure Co. Ltd. Class A	2,208,440	1,209
*	Sichuan Jiuyuan Yinhai Software Co. Ltd. Class A	195,300	1,207
	ENN Ecological Holdings Co. Ltd. Class A	947,100	1,206
	Aerospace CH UAV Co. Ltd.	712,500	1,204
	Dongguan Development Holdings Co. Ltd. Class A	1,165,100	1,201
	Beijing Easpring Material Technology Co. Ltd. Class A	357,000	1,200
*	Eoptolink Technology Inc. Ltd. Class A (XSHE)	118,300	1,199
	ADAMA Ltd. Class A	879,588	1,198
*	Sunflower Pharmaceutical Group Co. Ltd. Class A	613,395	1,196
	JSTI Group Class A	961,880	1,194
	Xinjiang Tianshan Cement Co. Ltd. Class A	710,900	1,194
*	Easysight Supply Chain Management Co. Ltd. Class A	675,092	1,191
*	Shanghai AtHub Co. Ltd. Class A	141,500	1,188
*	Beijing Watertek Information Technology Co. Ltd. Class A	1,347,900	1,186
*	Huadian Energy Co. Ltd. Class B	10,227,026	1,185
*	Ming Yang Smart Energy Group Ltd. Class A	746,900	1,182
	Mayinglong Pharmaceutical Group Co. Ltd. Class A	516,780	1,181
*	Guangxi Guidong Electric Power Co. Ltd. Class A	2,251,529	1,179
	Weiqiao Textile Co. Class H	5,636,653	1,174
*	Jilin Power Share Co. Ltd. Class A	2,180,300	1,173
	Guangdong Zhongsheng Pharmaceutical Co. Ltd. Class A	712,500	1,173
	Eternal Asia Supply Chain Management Ltd. Class A	1,971,697	1,171
	Xiamen Faratronic Co. Ltd. Class A	158,213	1,169
	Zhejiang Xianju Pharmaceutical Co. Ltd. Class A	624,100	1,168
	Wuhan Department Store Group Co. Ltd. Class A	747,700	1,165
	Beijing VRV Software Corp. Ltd. Class A	1,184,200	1,165
	Sichuan Road & Bridge Co. Ltd. Class A	2,166,850	1,160
	Xinyangfeng Agricultural Technology Co. Ltd. Class A	978,900	1,159
	Luoniushan Co. Ltd. Class A	852,200	1,154
*	Inner Mongolia Yuan Xing Energy Co. Ltd. Class A	4,535,730	1,149
	Titan Wind Energy Suzhou Co. Ltd. Class A	1,382,900	1,149
	China Publishing & Media Co. Ltd. Class A (XSHG)	1,550,950	1,148
*,1	Tian Ge Interactive Holdings Ltd.	6,803,129	1,146
*	Beijing Ultrapower Software Co. Ltd. Class A	1,574,100	1,143
	Saurer Intelligent Technology Co. Ltd. Class A	1,616,100	1,143
	263 Network Communications Co. Ltd. Class A	1,173,226	1,138
	Elion Clean Energy Co. Ltd. Class A	2,194,617	1,137
*	Jiangxi Wannianqing Cement Co. Ltd. Class A	553,290	1,137
*	Jiangsu Changshu Rural Commercial Bank Co. Ltd. Class A	1,129,300	1,134
*	Sichuan Hebang Biotechnology Co. Ltd. Class A	5,916,200	1,134
	China Nonferrous Metal Industry's Foreign Engineering and Construction Co. Ltd. Class A	2,008,600	1,133
	China CAMC Engineering Co. Ltd. Class A	1,089,000	1,130
*	Shanghai Greencourt Investment Group Co. Ltd. Class B	3,560,298	1,130
*	Jiangsu Guoxin Corp. Ltd. Class A	1,256,600	1,130
*	Chongqing Pharscin Pharmaceutical Co. Ltd.	453,500	1,130
	Shenzhen World Union Group Inc. Class A	2,837,580	1,122

Vanguard® Total International Stock Index Fund
Schedule of Investments
April 30, 2020

		Shares	Market Value ($000)
*	Rainbow Department Store Co. Ltd. Class A	870,900	1,121
*	Keda Clean Energy Co. Ltd. Class A	1,951,800	1,121
	Chongqing Department Store Co. Ltd. Class A	293,700	1,120
*	Beijing Enterprises Clean Energy Group Ltd.	272,002,627	1,117
	CITIC Resources Holdings Ltd.	33,082,891	1,113
	Guangdong Highsun Group Co. Ltd. Class A	2,825,278	1,113
	Zhejiang Jiemei Electronic & Technology Co. Ltd. Class A	186,500	1,113
*	Yantai Zhenghai Magnetic Material Co. Ltd. Class A	1,029,900	1,112
	Gosuncn Technology Group Co. Ltd. Class A	1,422,900	1,108
	Sinoma International Engineering Co. Class A	1,348,700	1,106
*	Huayi Brothers Media Corp. Class A	1,991,700	1,103
	Zhuzhou Kibing Group Co. Ltd. Class A	1,489,000	1,100
*	JC Finance & Tax Interconnect Holdings Ltd. Class A	761,600	1,100
*	Zhejiang Meida Industrial Co. Ltd. Class A	714,080	1,098
	Shenzhen Fuanna Bedding and Furnishing Co. Ltd. Class A	1,068,230	1,097
*	Polaris Bay Group Co. Ltd. Class A	696,900	1,093
	Zhejiang Runtu Co. Ltd. Class A	837,112	1,093
*	Beijing Jetsen Technology Co. Ltd. Class A	1,841,600	1,092
	Zhejiang Yongtai Technology Co. Ltd. Class A	699,364	1,092
	Chongqing Dima Industry Co. Ltd. Class A	2,674,640	1,087
	Jinyuan EP Co. Ltd. Class A	863,042	1,086
	China High Speed Railway Technology Co. Ltd. Class A	2,416,813	1,082
	Beijing Hualian Department Store Co. Ltd. Class A	4,094,359	1,081
	Zhejiang Semir Garment Co. Ltd. Class A	1,072,419	1,080
	Chongqing Water Group Co. Ltd. Class A	1,442,700	1,079
*	Guangdong Huatie Tongda High-speed Railway Equipment Corp. Class A	1,541,944	1,079
	Genimous Technology Co. Ltd. Class A	1,036,440	1,079
	Jiangsu Linyang Energy Co. Ltd. Class A	1,485,500	1,073
	Fujian Longking Co. Ltd. Class A	854,893	1,073
	China Wuyi Co. Ltd. Class A	2,100,494	1,072
*	Fujian Dongbai Group Co. Ltd. Class A	1,572,300	1,070
	Zheshang Securities Co. Ltd. Class A	784,147	1,070
*	Konfoong Materials International Co. Ltd. Class A	144,800	1,068
*	Guizhou Xinbang Pharmaceutical Co. Ltd. Class A	1,655,800	1,068
*	Zhuzhou Hongda Electronics Corp. Ltd. Class A	304,900	1,067
	Shanghai Lansheng Corp. Class A	776,900	1,066
	LianChuang Electronic Technology Co. Ltd. Class A	566,238	1,063
	Zhejiang Hisoar Pharmaceutical Co. Ltd. Class A	1,270,800	1,063
*	Harbin Pharmaceutical Group Co. Ltd. Class A	2,055,728	1,063
	Shanghai Belling Co. Ltd. Class A	464,300	1,063
*	Shanghai Xinnanyang Only Education & Technology Co. Ltd. Class A	481,217	1,062
	Macrolink Culturaltainment Development Co. Ltd. Class A	2,726,478	1,059
	Shanghai Environment Group Co. Ltd. Class A	586,539	1,057
	Hubei Jumpcan Pharmaceutical Co. Ltd. Class A	361,117	1,053
*	Shanghai Pudong Road & Bridge Construction Co. Ltd. Class A	1,148,700	1,053
	Bright Real Estate Group Co. Ltd. Class A	2,528,624	1,049
	Hangzhou Century Co. Ltd. Class A	620,900	1,047
	Qinhuangdao Port Co. Ltd. Class A	2,752,500	1,044
*	China Merchants Port Group Co. Ltd. Class A	521,300	1,043
	Beijing Sanju Environmental Protection and New Material Co. Ltd. Class A	1,771,561	1,035
	Zhejiang Jingxin Pharmaceutical Co. Ltd. Class A	713,000	1,033
	Visual China Group Co. Ltd. Class A	419,000	1,029
	Shanghai Zijiang Enterprise Group Co. Ltd. Class A	1,698,503	1,028
	Tianjin Development Holdings Ltd.	4,841,181	1,024
*	Shenzhen Tellus Holding Co. Ltd. Class A	407,835	1,018
*	Hangzhou Oxygen Plant Group Co. Ltd. Class A	617,700	1,012
	Jiangling Motors Corp. Ltd. Class A	608,278	1,010
*	Shenzhen Gongjin Electronics Co. Ltd. Class A	594,100	1,009
*	Shenzhen Anche Technologies Co. Ltd. Class A	153,540	1,004
	Yotrio Group Co. Ltd. Class A	1,832,200	1,004
	Shanghai Jinjiang International Travel Co. Ltd. Class B	801,996	999
	Grinm Advanced Materials Co. Ltd. Class A	568,800	998
*	Sou Yu Te Group Co. Ltd. Class A	2,258,100	995
*	Anhui Jianghuai Automobile Group Corp. Ltd. Class A	1,409,900	993

Vanguard® Total International Stock Index Fund
Schedule of Investments
April 30, 2020

		Shares	Market Value ($000)
*	Guangdong Provincial Expressway Development Co. Ltd. Class A	948,631	993
*	Xiamen Intretech Inc. Class A	134,200	989
*	Zhejiang Communications Technology Co. Ltd.	1,260,401	984
	Shenzhen Centralcon Investment Holding Co. Ltd. Class A	740,580	984
	Shandong Hi-Speed Road & Bridge Co. Ltd. Class A	1,356,900	983
	Qingdao Hanhe Cable Co. Ltd. Class A	1,268,630	978
*	Quantum Hi-Tech China Biological Co. Ltd. Class A	625,946	972
*	Beijing Strong Biotechnologies Inc. Class A	404,000	969
*	Shunfa Hengye Corp. Class A	2,276,991	969
	Hoshine Silicon Industry Co. Ltd. Class A	295,780	966
	Guomai Technologies Inc. Class A	783,000	964
*	JiuGui Liquor Co. Ltd. Class A	214,000	963
	CCS Supply Chain Management Co. Ltd. Class A	1,170,624	959
	Tangshan Sanyou Chemical Industries Co. Ltd. Class A	1,535,800	956
	Caitong Securities Co. Ltd. Class A	719,200	954
	Luxi Chemical Group Co. Ltd. Class A	866,000	954
	Hubei Fuxing Science And Technology Co. Ltd. Class A	1,265,235	953
*	Anhui Korrun Co. Ltd. Class A	262,000	951
	Baosheng Science and Technology Innovation Co. Ltd. Class A	1,591,980	949
*	Maoye Commericial Co. Ltd. Class A	1,788,570	946
	Xinhua Winshare Publishing and Media Co. Ltd. Class A	594,771	944
	Focused Photonics Hangzhou Inc. Class A	507,400	944
*	Suzhou Chunxing Precision Mechanical Co. Ltd. Class A	918,100	943
*	Juneyao Airlines Co. Ltd. Class A	679,430	942
	Vatti Corp. Ltd. Class A	588,100	934
	Shenzhen Infogem Technologies Co. Ltd. Class A	478,400	933
	Transfar Zhilian Co. Ltd. Class A	1,079,068	931
*	Xinyu Iron & Steel Co. Ltd. Class A	1,634,800	929
*	China Minmetals Rare Earth Co. Ltd. Class A	654,700	928
[1]	Beijing Urban Construction Design & Development Group Co. Ltd. Class H	3,372,891	922
	Guangxi Liugong Machinery Co. Ltd. Class A	948,800	916
	Sino Wealth Electronic Ltd. Class A	190,785	915
	Anhui Zhongding Sealing Parts Co. Ltd. Class A	849,180	914
*	Lier Chemical Co. Ltd. Class A	431,402	913
*	Inner Mongolia Xingye Mining Co. Ltd. Class A	1,268,000	912
	Shanghai Dazhong Public Utilities Group Co. Ltd. Class A	1,505,300	909
*	Beijing GeoEnviron Engineering & Technology Inc. Class A	527,467	907
*	Guizhou Gas Group Corp. Ltd. Class A	656,360	906
	Anhui Kouzi Distillery Co. Ltd. Class A	156,200	906
	CGN Nuclear Technology Development Co. Ltd. Class A	987,928	904
	Xinjiang Zhongtai Chemical Co. Ltd. Class A	1,361,600	901
	Xinjiang Yilite Industry Co. Ltd. Class A	496,900	892
	Foshan Electrical and Lighting Co. Ltd. Class A	1,390,900	892
*	Xinjiang Communications Construction Group Co. Ltd. Class A	447,500	888
	Anhui Construction Engineering Group Co. Ltd. Class A	1,627,687	883
*	Befar Group Co. Ltd. Class A	1,354,140	883
*	Fujian Aonong Biological Technology Group Inc. Ltd. Class A	296,370	883
*	Rongan Property Co. Ltd. Class A	2,438,200	883
	Global Top E-Commerce Co. Ltd. Class A	1,113,300	881
*	China Reform Health Management and Services Group Co. Ltd. Class A	571,735	880
*	GuangYuYuan Chinese Herbal Medicine Co. Ltd. Class A	512,274	876
*	Advanced Technology & Materials Co. Ltd. Class A	1,134,700	876
*	SGIS Songshan Co. Ltd. Class A	1,663,800	875
	Henan Zhongyuan Expressway Co. Ltd. Class A	1,583,302	874
	Shanghai 2345 Network Holding Group Co. Ltd. Class A	2,091,921	870
	Beijing Zhong Ke San Huan High-Tech Co. Ltd. Class A	691,100	870
	Jiangsu Huaxicun Co. Ltd. Class A	576,300	862
*	Landing International Development Ltd.	21,932,901	861
	Hunan Gold Corp. Ltd. Class A	805,920	859
	Shanghai Shibei Hi-Tech Co. Ltd. Class A	770,600	852
	Sinosteel Engineering & Technology Co. Ltd. Class A	1,458,780	851
	Yantai Tayho Advanced Materials Co. Ltd. Class A	504,500	850
	Chongqing Zongshen Power Machinery Co. Ltd. Class A	1,005,695	845
*	Shanghai Runda Medical Technology Co. Ltd. Class A	613,900	844

Vanguard® Total International Stock Index Fund
Schedule of Investments
April 30, 2020

		Shares	Market Value ($000)
	Tongyu Heavy Industry Co. Ltd. Class A	3,027,843	844
	North Huajin Chemical Industries Co. Ltd. Class A	1,231,200	843
	GCI Science & Technology Co. Ltd. Class A	428,800	839
*	Dare Power Dekor Home Co. Ltd. Class A	540,966	839
*	Tangrenshen Group Co. Ltd. Class A	583,500	837
	Guangdong Shirongzhaoye Co. Ltd. Class A	903,334	836
*	Youzu Interactive Co. Ltd. Class A	319,100	827
*	Jiangsu Lihua Animal Husbandry Stock Co. Ltd. Class A	138,300	823
	Shenzhen Bauing Construction Holding Group Co. Ltd. Class A	1,176,500	820
	Sino GeoPhysical Co. Ltd. Class A	355,262	815
*	Beijing UniStrong Science & Technology Co. Ltd. Class A	588,211	812
	China Railway Tielong Container Logistics Co. Ltd. Class A	1,100,229	802
*	Wuhan P&S Information Technology Co. Ltd. Class A	794,500	797
	Zhejiang Jinke Culture Industry Co. Ltd. Class A	2,438,849	790
	Chongyi Zhangyuan Tungsten Co. Ltd. Class A	1,424,634	787
*	Zhejiang Narada Power Source Co. Ltd. Class A	519,500	785
	Shanghai Industrial Development Co. Ltd. Class A	1,071,800	785
*	Zhejiang JIULI Hi-tech Metals Co. Ltd. Class A	788,550	785
	Beijing WKW Automotive Parts Co. Ltd. Class A	1,332,883	781
*	Shenzhen Das Intellitech Co. Ltd. Class A	1,411,400	774
*	CSSC Science & Technology Co. Ltd. Class A	498,200	770
*	Fuan Pharmaceutical Group Co. Ltd. Class A	978,000	768
	Hainan Ruize New Building Material Co. Ltd. Class A	791,500	766
*	Wutong Holding Group Co. Ltd. Class A	1,057,800	764
*	Biem.L.Fdlkk Garment Co. Ltd. Class A	258,214	764
	Shandong Buchang Pharmaceuticals Co. Ltd. Class A	247,300	763
	Huizhou Speed Wireless Technology Co. Ltd. Class A	336,200	762
	Digital China Information Service Co. Ltd. Class A	361,002	762
	Hubei Xingfa Chemicals Group Co. Ltd. Class A	608,000	760
	Xiamen International Airport Co. Ltd. Class A	302,586	758
*	Electric Connector Technology Co. Ltd. Class A	163,239	755
	CNNC Hua Yuan Titanium Dioxide Co. Ltd. Class A	1,182,600	755
*	Guangzhou Holike Creative Home Co. Ltd. Class A	394,766	754
	Changchun Faway Automobile Components Co. Ltd. Class A	566,608	753
*	Guangdong Dongfang Precision Science & Technology Co. Ltd. Class A	1,190,600	753
*	COFCO Capital Holdings Co. Ltd. Class A (XSHE)	631,200	753
	Nanjing Redsun Co. Ltd. Class A	547,100	751
	Tibet Summit Resources Co. Ltd. Class A	699,240	748
	Opple Lighting Co. Ltd. Class A	221,956	746
*	Unilumin Group Co. Ltd. Class A	591,777	740
*	Shanghai Phoenix Enterprise Group Co. Ltd. Class B	2,182,100	740
*	Changzhou Tronly New Electronic Materials Co. Ltd. Class A	337,400	738
	Shanghai Maling Aquarius Co. Ltd. Class A	615,000	734
	Hand Enterprise Solutions Co. Ltd. Class A	586,200	728
*	Jiangsu Hoperun Software Co. Ltd. Class A	540,100	724
*	Shandong Minhe Animal Husbandry Co. Ltd. Class A	216,200	722
	Beijing Cisri-Gaona Materials & Technology Co. Ltd. Class A	317,600	722
	Xiamen Comfort Science & Technology Group Co. Ltd. Class A	570,300	720
	Skyworth Digital Co. Ltd. Class A	486,357	716
	Shenzhen SDG Information Co. Ltd. Class A	554,640	713
	Jiangxi Huangshanghuang Group Food Co. Ltd. Class A (XSHE)	248,000	711
	Camel Group Co. Ltd. Class A	559,717	707
*	Xiwang Foodstuffs Co. Ltd. Class A	950,000	707
	Shenzhen Aisidi Co. Ltd. Class A	630,000	698
*	China Publishing & Media Co. Ltd. Class A (XSSC)	940,341	697
	Jointo Energy Investment Co. Ltd. Hebei Class A	1,038,100	697
	Shenzhen Desay Battery Technology Co. Class A	134,800	696
	Tongding Interconnection Information Co. Ltd. Class A	912,461	694
	HY Energy Group Co. Ltd. Class A	645,668	691
	All Winner Technology Co. Ltd. Class A	172,800	690
	Realcan Pharmaceutical Group Co. Ltd. Class A	948,300	688
	Qingdao Eastsoft Communication Technology Co. Ltd. Class A	333,100	680
	Sino-Platinum Metals Co. Ltd. Class A	297,900	677
	Hangzhou Zhongheng Electric Co. Ltd. Class A	355,500	677

Vanguard® Total International Stock Index Fund
Schedule of Investments
April 30, 2020

		Shares	Market Value ($000)
*	Guangxi Wuzhou Communications Co. Ltd. Class A (XSSC)	1,254,680	677
*	Everbright Jiabao Co. Ltd. Class A	1,064,586	672
	China Harzone Industry Corp. Ltd. Class A (XSEC)	566,575	666
*	Northeast Pharmaceutical Group Co. Ltd. Class A	655,354	666
*	Shengda Resources Co. Ltd. Class A	430,400	665
*	Suzhou Victory Precision Manufacture Co. Ltd. Class A	2,175,700	663
*	Henan Shenhuo Coal & Power Co. Ltd. Class A	1,171,900	662
*	China Bester Group Telecom Co. Ltd. Class A	235,300	660
*	Anhui Sun-Create Electronics Co. Ltd. Class A	123,600	660
	Renhe Pharmacy Co. Ltd. Class A	776,000	659
	Zhuhai Orbita Aerospace Science & Technology Co. Ltd. Class A	449,000	658
*	Shenzhen Fenda Technology Co. Ltd. Class A	1,663,764	657
*	Shenzhen Center Power Tech Co. Ltd. Class A	222,520	655
	Yanzhou Coal Mining Co. Ltd. Class A	559,600	653
	MYS Group Co. Ltd.	994,300	652
	China West Construction Group Co. Ltd. Class A	482,477	652
*,^	Chongqing Iron & Steel Co. Ltd. Class H	6,701,201	652
	Deppon Logistics Co. Ltd. Class A	471,800	650
*	Eoptolink Technology Inc. Ltd. Class A (XSEC)	63,900	647
	CSG Smart Science&Technology Co. Ltd. Class A	581,800	645
	KPC Pharmaceuticals Inc. Class A	473,000	641
*	Jiangsu Shuangxing Color Plastic New Materials Co. Ltd. Class A	870,400	640
	Maoye International Holdings Ltd.	13,736,523	634
	Sichuan Yahua Industrial Group Co. Ltd. Class A	594,300	633
	Zhejiang Wanma Co. Ltd. Class A	613,700	630
*	Shede Spirits Co. Ltd. Class A	186,500	629
*	China Harzone Industry Corp. Ltd. Class A	172,500	627
	Foshan Electrical and Lighting Co. Ltd. Class B	1,992,312	620
	Canny Elevator Co. Ltd. Class A	557,700	615
	Sumavision Technologies Co. Ltd. Class A	961,500	614
	Guangdong Vanward New Electric Co. Ltd. Class A	547,886	614
	Shenzhen Ysstech Info-tech Co. Ltd. Class A	432,000	613
	LingNan Eco&Culture-Tourism Co. Ltd. Class A	1,079,250	611
	China CYTS Tours Holding Co. Ltd. Class A	413,930	609
*	Suzhou New District Hi-Tech Industrial Co. Ltd. Class A	821,800	607
*	Jiangsu Etern Co. Ltd. Class A	1,044,326	603
*	Zhejiang Garden Bio-Chemical High-tech Co. Ltd. Class A	314,791	603
	Zhengzhou Coal Mining Machinery Group Co. Ltd. Class A	827,000	602
*	Beijing Forever Technology Co. Ltd. Class A	393,800	602
*,§	Boshiwa International Holding Ltd.	2,777,000	602
	HC SemiTek Corp. Class A	682,700	601
*	HyUnion Holding Co. Ltd. Class A	696,200	601
*	Jiangsu Zijin Rural Commercial Bank Co. Ltd. Class A	1,015,800	589
	First Capital Securities Co. Ltd. Class A	605,800	589
	Do-Fluoride Chemicals Co. Ltd. Class A	400,500	588
	China Zhonghua Geotechnical Engineering Group Co. Ltd. Class A	1,179,800	587
*	Tibet Tianlu Co. Ltd. Class A	596,904	587
*	Zotye Automobile Co. Ltd. Class A	2,046,300	587
*	Telling Telecommunication Holding Co. Ltd. Class A	765,800	586
	Shinva Medical Instrument Co. Ltd. Class A	265,479	584
*	MCC Meili Cloud Computing Industry Investment Co. Ltd. Class A	603,400	584
	Poly Culture Group Corp. Ltd. Class H	1,192,688	581
*	Sunsea AIoT Technology Co. Ltd. Class A	238,000	581
	Guangdong Shenglu Telecommunication Tech Co. Ltd. Class A	568,300	581
*	Jiangsu Zhangjiagang Rural Commercial Bank Co. Ltd. Class A	754,900	581
*	Misho Ecology & Landscape Co. Ltd. Class A	393,900	580
*	Beijing Philisense Technology Co. Ltd. Class A	924,100	572
	Beijing Jingxi Culture & Tourism Co. Ltd. Class A	586,700	569
	Xinjiang Machinery Research Institute Co. Ltd. Class A	965,006	568
	Inspur Software Co. Ltd. Class A	224,900	568
*	Zhongshan Broad Ocean Motor Co. Ltd. Class A	1,116,700	565
	Shenzhen Expressway Co. Ltd. Class A	409,548	563
	Shandong Xinhua Pharmaceutical Co. Ltd. Class A	403,700	560
	Guangdong Ellington Electronics Technology Co. Ltd. Class A	387,100	559

Vanguard® Total International Stock Index Fund
Schedule of Investments
April 30, 2020

		Shares	Market Value ($000)
	Foshan Nationstar Optoelectronics Co. Ltd. Class A	381,800	555
	Jiangxi Lianchuang Optoelectronic Science & Technology Co. Ltd. Class A	289,300	554
*	Estun Automation Co. Ltd. Class A	379,400	552
	Aerospace Hi-Tech Holdings Grp Ltd. Class A	392,161	549
	Kingsignal Technology Co. Ltd. Class A	427,335	549
*	Goldcard Smart Group Co. Ltd.	258,914	543
*	Western Region Gold Co. Ltd. Class A	281,700	542
*	Goldenmax International Technology Ltd. Class A	481,600	541
*	Jilin Zixin Pharmaceutical Industrial Co. Ltd. Class A	842,900	536
	CTS International Logistics Corp. Ltd. Class A	663,200	529
	Ningbo Yunsheng Co. Ltd. Class A	670,500	523
*	Nanfang Zhongjin Environment Co. Ltd. Class A	1,180,000	522
	FAWER Automotive Parts Co. Ltd. Class A	787,400	518
*	Shenzhen Selen Science & Technology Co. Ltd. Class A	726,400	515
*	Zhejiang Jingu Co. Ltd. Class A	600,800	514
*	Hybio Pharmaceutical Co. Ltd. Class A	652,830	512
	Bluedon Information Security Technology Co. Ltd. Class A	928,500	505
	Rastar Group Class A	1,031,300	504
	Beijing Water Business Doctor Co. Ltd. Class A	603,100	500
	Guizhou Broadcasting & TV Information Network Co. Ltd. Class A	496,000	499
*	Fujian Longma Environmental Sanitation Equipment Co. Ltd. Class A	197,540	499
	Nanjing Panda Electronics Co. Ltd. Class A	444,700	497
*	China Calxon Group Co. Ltd. Class A	799,871	497
*	Glorious Property Holdings Ltd.	25,541,396	497
	Zhongyuan Environment-Protection Co. Ltd. Class A (XSHE)	498,566	495
*	Shenzhen Noposion Agrochemicals Co. Ltd. Class A	563,400	491
*	Sichuan Tianyi Comheart Telecom Co. Ltd. Class A	141,300	487
*,§,^	China Fishery Group Ltd.	9,033,000	487
	Henan Rebecca Hair Products Co. Ltd. Class A	1,246,400	476
*	China First Capital Group Ltd.	17,078,000	475
	Chengdu CORPRO Technology Co. Ltd. Class A	314,400	461
	Shandong New Beiyang Information Technology Co. Ltd. Class A	325,300	458
	Shandong Chenming Paper Holdings Ltd. Class A	659,200	455
	Shenzhen Danbond Technology Co. Ltd. Class A	362,200	452
*	Gem-Year Industrial Co. Ltd. Class A	566,362	448
*	JL Mag Rare-Earth Co. Ltd. Class A	99,600	443
	Zhejiang Xinan Chemical Industrial Group Co. Ltd. Class A	389,600	439
	Hebei Hengshui Laobaigan Liquor Co. Ltd. Class A	352,000	429
	Guangdong Dowstone Technology Co. Ltd. Class A	270,500	424
	Cangzhou Mingzhu Plastic Co. Ltd. Class A	848,822	417
*	Henan Yuguang Gold & Lead Co. Ltd. Class A	763,200	416
	Shanghai Shenda Co. Ltd. Class A	597,468	412
*	Kingnet Network Co. Ltd. Class A	1,137,000	407
	Yangtze Optical Fibre and Cable Joint Stock Ltd. Co. Class A	90,303	402
*	Jiangxi Huangshanghuang Group Food Co. Ltd. Class A (XSEC)	138,400	397
	Beijing Changjiu Logistics Corp. Class A	310,820	396
*	Innuovo Technology Co. Ltd. Class A (XSHE)	566,700	396
	Zhonglu Co. Ltd. Class B	866,486	390
*	Sanxiang Impression Co. Ltd. Class A	685,500	389
*	First Tractor Co. Ltd. Class A	391,500	387
	Inner Mongolia M-Grass Ecology And Enviroment Group Co. Ltd. Class A	955,100	386
	Zhejiang NetSun Co. Ltd. Class A	145,969	385
	Henan Senyuan Electric Co. Ltd. Class A	481,500	375
	Shandong Xiantan Co. Ltd. Class A (XSHE)	196,500	374
*	China Chengtong Development Group Ltd.	16,618,993	367
	Fujian Snowman Co. Ltd. Class A (XSHE)	360,500	362
*	CPT Technology Group Co. Ltd. Class A	1,675,400	362
*	BeiGene Ltd. ADR	2,353	360
	Zhengzhou Sino Crystal Diamond Co. Ltd. Class A	1,224,321	352
	Hakim Unique Internet Co. Ltd. Class A	397,900	349
*	Tunghsu Azure Renewable Energy Co. Ltd. Class A	803,600	342
*	Kunshan Kersen Science & Technology Co. Ltd. Class A	219,700	341
	Keda Group Co. Ltd. Class A	621,800	337
	Jinzhou Port Co. Ltd. Class B	1,436,212	333

Vanguard® Total International Stock Index Fund
Schedule of Investments
April 30, 2020

		Shares	Market Value ($000)
*	Hangzhou Lianluo Interactive Information Technology Co. Ltd. Class A	1,149,100	333
*	EGLS Co. Ltd. Class A	1,040,800	332
*	Shandong Meichen Ecology & Environment Co. Ltd. Class A	1,062,500	328
*	Teamax Smart City Technology Corp. Ltd. Class A	753,900	317
*	Beijing Centergate Technologies Holding Co. Ltd. Class A	243,200	300
	Netposa Technologies Ltd. Class A	693,800	291
*	Zhejiang Yatai Pharmaceutical Co. Ltd. Class A	360,800	278
*	China Water Industry Group Ltd.	7,616,653	265
*	Innuovo Technology Co. Ltd. Class A (XSEC)	363,800	254
*	Jiangxi Special Electric Motor Co. Ltd. Class A	1,065,479	250
[1]	Ozner Water International Holding Ltd.	7,247,749	245
*	Shandong Xiantan Co. Ltd. Class A (XSEC)	127,900	243
	Shanghai Tongji Science & Technology Industrial Co. Ltd. Class A	193,200	235
*	Shenzhen Woer Heat-Shrinkable Material Co. Ltd. Class A	349,300	228
*,§	China Lumena New Materials Corp.	337,200	217
*	Guangdong Great River Smarter Logistics Co. Ltd. Class A	129,532	209
*,§	Hua Han Health Industry Holdings Ltd.	13,393,764	207
*	Zhongfu Straits Pingtan Development Co. Ltd. Class A	638,400	205
*	Nanjing Huadong Electronics Information & Technology Co. Ltd. Class A	1,102,100	205
	Shenzhen Wongtee International Enterprise Co. Ltd. Class B	1,061,642	204
*	Fujian Snowman Co. Ltd. Class A (XSEC)	199,000	200
*	Youngy Co. Ltd. Class A	100,504	190
	Guangxi Wuzhou Communications Co. Ltd. Class A (XSHG)	350,600	189
*	Cangzhou Dahua Co. Ltd. Class A	167,400	179
*	Yihua Healthcare Co. Ltd. Class A	310,220	168
*	TianGuang ZhongMao Co. Ltd. Class A	1,229,300	160
	Changhong Meiling Co. Ltd. Class B	673,580	147
*,§	Real Gold Mining Ltd.	1,345,000	145
*	DIT Group Ltd.	3,048,437	41
*,1	Cogobuy Group	380,000	40
*	Capital Environment Holdings Ltd.	2,459,741	36
*	V1 Group Ltd.	1,899,824	34
*	SRE Group Ltd.	9,035,576	33
*	EverChina International Holdings Co. Ltd.	982,249	25
	China Merchants Port Group Co. Ltd. Class B	11,300	10
*,§,^	Midas Holdings Ltd.	16,595,800	—
*,§,^	China Huishan Dairy Holdings Co. Ltd.	45,054,011	—
*,§	Anxin-China Holdings Ltd.	16,568,000	—
*,§	China Forestry - Dummy Line	3,050,000	—
*,§	China Metal Recycling Holdings Ltd.	2,568,000	—
*,§	Trony Solar Holdings Co. Ltd.	1,562,000	—
*,§	China Longevity Group Co. Ltd.	1,027,000	—
			36,762,459
Colombia (0.1%)
	Bancolombia SA ADR	1,789,813	46,714
	Ecopetrol SA	71,166,561	37,570
	Interconexion Electrica SA ESP	6,784,091	31,187
	Grupo de Inversiones Suramericana SA	4,228,586	22,986
	Bancolombia SA	2,945,353	18,837
	Bancolombia SA Preference Shares	2,852,098	18,644
	Grupo Aval Acciones y Valores Preference Shares	59,103,590	12,615
	Grupo Argos SA	5,185,879	12,077
	Banco Davivienda SA Preference Shares	1,603,215	11,630
*	Corp Financiera Colombiana SA	1,627,674	10,607
	Ecopetrol SA ADR	996,993	10,419
	Grupo Energia Bogota SA ESP	16,965,642	9,599
	Cementos Argos SA	8,270,934	8,137
	Grupo de Inversiones Suramericana SA Preference Shares	1,107,235	5,280
*	CEMEX Latam Holdings SA	2,307,473	1,049
	Grupo Aval Acciones y Valores SA ADR	243,200	1,022
			258,373
Czech Republic (0.0%)
^	Cez AS	2,850,354	52,992

Vanguard® Total International Stock Index Fund
Schedule of Investments
April 30, 2020

		Shares	Market Value ($000)
*	Komercni banka AS	1,398,256	29,608
[1]	Moneta Money Bank AS	9,604,639	19,953
	O2 Czech Republic AS	894,746	7,837
*	Philip Morris CR AS	8,638	4,932
			115,322
Denmark (1.4%)
	Novo Nordisk A/S Class B	28,848,179	1,840,226
	DSV Panalpina A/S	3,544,197	368,243
	Coloplast A/S Class B	2,320,840	366,052
[1]	Orsted A/S	3,290,578	332,383
	Vestas Wind Systems A/S	3,412,298	293,025
*	Genmab A/S	1,029,259	247,418
	Carlsberg A/S Class B	1,774,025	223,799
	Novozymes A/S	3,567,450	175,007
	Chr Hansen Holding A/S	1,806,851	155,793
*	Danske Bank A/S	11,719,437	139,146
	AP Moller - Maersk A/S Class B	114,596	114,052
	GN Store Nord A/S	2,291,094	104,557
	Ambu A/S Class B	2,898,420	90,785
	AP Moller - Maersk A/S Class A	75,285	69,759
*	Royal Unibrew A/S	877,852	67,916
	SimCorp A/S	696,678	64,351
	Tryg A/S	2,144,945	57,205
	Pandora A/S	1,569,596	55,812
*	Iss A/S	3,254,873	48,391
*	Demant A/S	1,868,322	44,667
	H Lundbeck A/S	1,061,948	38,746
	Topdanmark A/S	764,061	30,843
	Ringkjoebing Landbobank A/S	477,430	29,970
*,1	Netcompany Group A/S	578,093	29,866
*	ALK-Abello A/S	117,327	29,846
*	Jyske Bank A/S	1,078,602	29,115
*	Bavarian Nordic A/S	1,036,679	24,426
	ROCKWOOL International A/S Class B	116,016	24,382
*	FLSmidth & Co. A/S	891,152	23,454
*	Zealand Pharma A/S	633,469	22,022
*	Sydbank A/S	957,600	15,823
*	Schouw & Co. A/S	201,517	14,453
*	Dfds A/S	558,874	14,187
[1]	Scandinavian Tobacco Group A/S	1,082,985	12,446
*	Nkt A/S	510,698	11,482
*	Drilling Co. of 1972 A/S	377,252	8,876
*	Spar Nord Bank A/S	1,252,373	8,729
*	Alm Brand A/S	1,077,281	8,442
*	Nilfisk Holding A/S	433,375	6,138
*,^	D/S Norden A/S	430,641	6,053
	Matas A/S	9,120	62
*,§	OW Bunker A/S	129,331	—
			5,247,948
Egypt (0.0%)
	Commercial International Bank Egypt SAE	24,276,665	98,686
	Eastern Co. SAE	16,044,407	12,346
	Egypt Kuwait Holding Co. SAE	11,678,105	11,669
	Egyptian Financial Group-Hermes Holding Co.	10,439,149	7,469
	ElSewedy Electric Co.	11,969,810	6,755
	Talaat Moustafa Group	15,272,091	5,494
	Orascom Construction plc	826,803	3,758
	Telecom Egypt Co.	5,042,992	3,457
	Six of October Development & Investment	3,730,073	2,486
*	Palm Hills Developments SAE	27,404,909	2,237
*	Oriental Weavers	5,921,976	2,052
	Medinet Nasr Housing	10,394,076	2,024
*	Ezz Steel Co. SAE	3,653,048	1,682
	Heliopolis Housing	5,414,952	1,633

Vanguard® Total International Stock Index Fund
Schedule of Investments
April 30, 2020

		Shares	Market Value ($000)
*	Pioneers Holding for Financial Investments SAE	6,761,084	1,615
	Alexandria Mineral Oils Co.	8,936,437	1,480
*	Orascom Investment Holding GDR	1,590,133	125
			164,968
Finland (0.8%)
	Kone Oyj Class B	6,807,258	412,209
	Nokia Oyj	98,180,544	353,936
*	Nordea Bank Abp (XSTO)	48,220,505	309,283
*	Sampo Oyj Class A	8,541,799	283,140
	Neste Oyj	7,264,213	256,541
	UPM-Kymmene Oyj	9,340,473	256,165
	Elisa Oyj	2,509,660	152,509
	Fortum Oyj	7,528,560	124,750
*	Stora Enso Oyj	10,060,967	118,363
*	Orion Oyj Class B	1,803,245	91,638
	Kesko Oyj Class B	4,710,572	76,755
	Wartsila Oyj Abp	8,583,942	63,008
*	Huhtamaki Oyj	1,626,451	60,706
*	Valmet Oyj	2,346,831	53,670
	Metso Oyj	1,894,026	52,548
*	Nordea Bank Abp (XHEL)	8,000,487	51,189
*	Kojamo Oyj	2,786,824	50,110
	Nokian Renkaat Oyj	2,339,231	49,698
*	TietoEVRY Oyj (XHEL)	1,389,359	33,854
*	Konecranes Oyj Class A	1,295,541	28,119
*	Metsa Board Oyj	3,197,338	22,271
*	Kemira Oyj	1,708,910	20,558
	Cargotec Oyj Class B	911,215	19,882
*	Outokumpu Oyj	5,422,568	14,423
	YIT Oyj	2,560,749	14,037
^	Outotec Oyj	2,609,474	10,876
	Sanoma Oyj	1,178,556	10,641
	Uponor Oyj	841,968	9,441
^	Citycon Oyj	1,275,882	8,428
	Ahlstrom-Munksjo Oyj	587,387	8,165
*	TietoEVRY Oyj (XOSL)	322,882	7,895
	Raisio Oyj	1,880,968	6,981
*	F-Secure Oyj	1,450,728	4,368
	Oriola Oyj	1,803,660	4,146
*	Finnair Oyj	853,761	3,402
*	Caverion Oyj	72,084	411
			3,044,116
France (6.0%)
^	Sanofi	18,912,679	1,847,280
	LVMH Moet Hennessy Louis Vuitton SE	4,341,287	1,678,318
^	Total SA	41,646,978	1,478,158
*,^	Schneider Electric SE	9,143,083	844,938
	Danone SA	10,431,380	727,040
	Vinci SA	8,107,631	664,196
	Kering SA	1,294,265	658,401
	EssilorLuxottica SA	5,122,997	636,404
*	Airbus SE	9,606,788	608,290
	Axa SA	33,394,666	593,643
	BNP Paribas SA	18,845,985	592,074
	Pernod Ricard SA	3,682,902	562,366
	Safran SA	5,582,977	519,058
*	L'Oreal SA Loyalty Shares	1,731,904	503,538
*	L'Oreal SA	1,475,177	428,896
	Orange SA	33,337,542	405,021
	Hermes International	537,702	393,100
	Air Liquide SA Loyalty Shares	3,023,885	384,199
^	Air Liquide SA	2,849,170	362,001
	Dassault Systemes SE	2,294,027	336,009
	Legrand SA	4,657,506	312,253

Vanguard® Total International Stock Index Fund
Schedule of Investments
April 30, 2020

		Shares	Market Value ($000)
*,^	Vivendi SA	14,059,029	303,861
	Cie Generale des Etablissements Michelin SCA	3,077,205	297,324
^	STMicroelectronics NV (XPAR)	10,953,458	282,069
	Capgemini SE	2,740,924	257,677
	Air Liquide SA Loyalty Shares 2021	1,862,243	236,607
	L'Oreal SA Loyalty Shares 2021	807,587	234,800
	Cie de Saint-Gobain	8,504,368	226,285
	Teleperformance	1,008,508	225,916
	Societe Generale SA	13,396,122	210,173
	Veolia Environnement SA	8,713,613	185,762
	Edenred	4,245,704	171,031
*,1	Worldline SA	2,461,877	166,742
	Credit Agricole SA	20,002,348	160,889
	Carrefour SA	9,971,546	148,090
	Ingenico Group SA	1,078,278	135,667
	Peugeot SA	9,497,565	134,635
	Thales SA	1,755,243	132,927
	Alstom SA	3,211,910	131,750
	Gecina SA	915,064	120,067
	Atos SE	1,659,088	118,649
*	Ubisoft Entertainment SA	1,594,417	118,596
	Engie	10,662,671	115,686
*	Bouygues SA	3,699,787	113,836
	Publicis Groupe SA	3,761,330	111,031
	Eurofins Scientific SE	197,995	109,526
	Engie SA	10,025,979	108,778
	Eiffage SA	1,298,405	106,108
	Arkema SA	1,260,903	104,949
	Getlink SE	7,895,413	100,707
*	Sartorius Stedim Biotech	419,131	100,497
	Bureau Veritas SA	4,823,183	100,129
	Orpea	858,067	95,446
	Valeo SA	4,162,444	95,416
	Accor SA	3,288,084	91,470
[1]	Euronext NV	1,076,982	90,417
	BioMerieux	724,128	89,469
*	SCOR SE	2,743,857	77,308
^	Suez	6,472,571	73,213
	Engie Loyalty Shares 2021	6,576,726	71,355
	Rubis SCA	1,588,221	71,157
	TechnipFMC plc	8,074,913	70,699
	Klepierre SA	3,340,423	67,814
[1]	Amundi SA	994,418	66,004
	Renault SA	3,194,069	62,938
*	L'oreal Loyalty Shares 2022	178,621	51,933
^	Covivio	812,119	51,002
	Rexel SA	5,306,901	49,566
	Aeroports de Paris	493,389	48,163
^	Remy Cointreau SA	428,290	47,774
	Faurecia SE	1,292,620	46,317
	Bollore SA	17,203,750	45,594
	Ipsen SA	611,690	45,548
	Icade	573,433	44,048
	Iliad SA	295,431	43,996
	Air Liquide SA PF 2022	344,294	43,744
	Sodexo SA	546,229	43,669
	Wendel SE	488,525	41,909
^	SES SA Class A	6,203,375	41,327
	Eutelsat Communications SA	3,261,034	36,512
	Elis SA (XPAR)	2,949,214	36,352
^	Casino Guichard Perrachon SA	963,176	36,155
	Alten SA	499,450	35,959
	Eurazeo SE	745,543	35,707
	Natixis SA	14,667,390	34,627

Vanguard® Total International Stock Index Fund
Schedule of Investments
April 30, 2020

		Shares	Market Value ($000)
	Dassault Aviation SA	41,665	33,932
*	Soitec	364,391	33,506
	Lagardere SCA	2,058,859	33,438
	Spie SA	2,180,096	32,864
	Electricite de France SA Loyalty Shares 2021	4,014,466	31,959
	Sodexo SA ACT Loyalty Shares	391,943	31,334
	Korian SA	904,990	30,396
	Sopra Steria Group	254,619	30,147
	Electricite de France SA Loyalty Shares	3,669,591	29,213
*	CNP Assurances	2,784,909	28,731
	Gaztransport Et Technigaz SA	391,773	28,403
	Sodexo SA - French Loyalty Shares	337,433	26,976
	JCDecaux SA	1,295,978	26,826
	Nexity SA	774,294	23,751
	Societe BIC SA	449,595	22,490
	SEB SA Loyalty Shares	176,850	21,209
	Imerys SA	653,061	20,488
	SEB SA (XPAR)	167,422	20,079
	Nexans SA	538,495	19,180
	Cie Plastic Omnium SA	1,003,953	19,011
*,^	Air France-KLM	3,300,034	16,826
	Engie SA	1,468,757	15,935
*	Cgg SA	12,174,164	15,388
*,^	Genfit	686,654	14,897
*,^,1	Neoen SA	388,283	14,689
*	Virbac SA	69,478	13,701
	Sodexo SA Loyalty Shares 2022	168,646	13,483
*	SEB SA Loyalty Shares 2021	111,362	13,355
^,1	Ald SA	1,306,920	12,732
^,1	Elior Group SA	1,831,947	12,100
	Ipsos	605,325	11,656
	Metropole Television SA	1,019,520	11,348
^	Elis SA (XLON)	871,981	10,514
*,^	DBV Technologies SA	759,523	9,717
	Trigano SA	132,037	9,717
*,^	Television Francaise 1	1,979,828	9,693
	Electricite de France SA	1,215,322	9,675
*	Fnac Darty SA	285,573	9,229
	Rothschild & Co.	445,122	8,803
	Coface SA	1,450,639	8,532
^	Mercialys SA	1,013,433	7,887
	Quadient	535,624	7,397
^	Interparfums SA	203,809	7,059
^,1	Maisons du Monde SA	761,734	6,853
	Carmila SA	525,488	6,751
*	Vicat SA	237,984	6,679
*,^	Vallourec SA	5,457,133	6,504
*	Robertet SA	7,357	6,417
^	Akka Technologies	186,520	5,937
	Albioma ACT Loyalty Shares (XPAR)	170,241	5,638
	FFP	78,938	5,354
	Tarkett SA	539,857	5,339
	Sodexo SA – Loyalty Shares 2023	66,772	5,338
^	Eramet	164,669	5,186
	Bonduelle SCA	232,115	5,078
	Mersen SA	223,715	4,937
^	Pharmagest Inter@ctive	68,355	4,711
*	LISI	275,787	4,461
	Albioma SA	127,567	4,225
^	Derichebourg SA	1,454,170	4,080
^	Beneteau SA	630,727	3,994
^	Rallye SA	428,271	3,659
	Vilmorin & Cie SA	88,580	3,542
*,1	La Francaise des Jeux SAEM	120,686	3,453

Vanguard® Total International Stock Index Fund
Schedule of Investments
April 30, 2020

		Shares	Market Value ($000)
^,1	Europcar Mobility Group	1,824,002	3,400
	Manitou BF SA	216,447	3,316
	Albioma SA Loyalty Shares 2021	96,242	3,188
*,1	X-Fab Silicon Foundries SE	840,847	2,925
	Guerbet	79,179	2,497
	GL Events	198,857	2,382
	SEB SA NPV	17,789	2,133
*,^,1	Smcp SA	421,058	1,988
	Boiron SA	53,076	1,954
	Jacquet Metal Service SA	188,377	1,920
	Akwel	117,941	1,475
	Etablissements Maurel et Prom SA	723,034	1,348
*,§,^	Bourbon Corp.	250,625	1,009
	Union Financiere de France BQE SA	43,563	738
*	Esso SA Francaise	32,716	611
	Albioma SA Loyalty Shares 2022	17,175	569
*	Technicolor SA	3,154	1
			22,436,411
Germany (5.4%)
	SAP SE	16,889,821	2,011,709
	Allianz SE	7,230,751	1,330,691
	Siemens AG	13,206,877	1,218,777
	Bayer AG	17,162,733	1,128,787
*	Deutsche Telekom AG	56,276,350	822,743
	BASF SE	15,937,827	815,646
	adidas AG	3,368,582	771,181
	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	2,510,534	549,871
	Deutsche Post AG	17,002,404	505,096
	Deutsche Boerse AG	3,206,043	497,062
^	Daimler AG	14,071,582	481,292
	Vonovia SE	9,494,864	469,512
	Volkswagen AG Preference Shares	3,163,128	440,092
	Infineon Technologies AG	21,694,987	403,332
	E.On SE	37,712,216	377,775
	Bayerische Motoren Werke AG	5,658,371	332,856
	Fresenius SE & Co. KGaA	7,105,329	307,754
	Rwe AG	9,972,486	286,887
	Fresenius Medical Care AG & Co. KGaA	3,649,136	285,986
*	Henkel AG & Co. KGaA Preference Shares	3,107,509	275,906
	Deutsche Bank AG	35,677,921	264,240
*	Merck KGaA	2,269,377	263,382
	Deutsche Wohnen SE	6,266,089	253,954
	Symrise AG Class A	2,209,558	223,850
*,1	Delivery Hero SE	2,470,181	209,510
^	Wirecard AG	1,990,705	196,996
*,^	Beiersdorf AG	1,733,567	181,381
*	Sartorius AG Preference Shares	598,972	168,277
	Hannover Rueck SE	1,050,026	167,306
*	Qiagen NV	3,825,668	159,167
*	Continental AG	1,885,047	157,518
	LEG Immobilien AG	1,219,666	140,024
	Porsche Automobil Holding SE Preference Shares	2,694,201	136,041
*	Henkel AG & Co. KGaA	1,687,989	131,585
*,1	Zalando SE	2,619,310	128,383
*	MTU Aero Engines AG	924,154	125,848
[1]	Scout24 AG	1,907,119	124,698
	Brenntag AG	2,724,292	123,351
	HeidelbergCement AG	2,598,503	123,199
	Aroundtown SA	21,155,841	113,795
*,1	Covestro AG	2,985,047	100,272
[1]	Siemens Healthineers AG	2,269,953	99,933
	Uniper SE	3,381,493	90,971
*	Puma SE	1,434,408	90,103
*	HelloFresh SE	2,458,345	87,624

Vanguard® Total International Stock Index Fund
Schedule of Investments
April 30, 2020

		Shares	Market Value ($000)
^	Volkswagen AG	575,286	85,053
	Evonik Industries AG	3,392,734	83,463
	Knorr-Bremse AG	837,794	77,918
*	TeamViewer AG	1,698,130	73,567
	Lanxess AG	1,475,211	72,589
	Bechtle AG	487,009	70,430
*	GEA Group AG	2,922,615	67,068
	Commerzbank AG	18,189,176	67,063
	United Internet AG	1,920,109	66,068
*	Carl Zeiss Meditec AG	647,902	63,888
^,1	Hapag-Lloyd AG	440,415	63,094
	KION Group AG	1,240,117	61,513
^	Nemetschek SE	954,951	60,081
*	MorphoSys AG	556,477	58,381
*,^	Evotec SE	2,330,023	57,495
*,^	thyssenkrupp AG	8,161,459	54,292
*	OSRAM Licht AG	1,299,927	54,164
^	Fuchs Petrolub SE Preference Shares	1,394,440	54,070
	Rheinmetall AG	754,435	51,060
	TAG Immobilien AG	2,256,648	49,429
	alstria office REIT-AG	3,046,534	45,667
^	Gerresheimer AG	556,469	44,256
^	Freenet AG	2,303,818	43,705
	Bayerische Motoren Werke AG Preference Shares	920,610	43,183
^	CTS Eventim AG & Co. KGaA	1,037,993	43,151
	Grand City Properties SA	2,042,523	42,713
*	Dialog Semiconductor plc	1,242,943	39,035
^	Deutsche Lufthansa AG	4,098,456	36,692
	Telefonica Deutschland Holding AG	11,929,573	33,937
	Aurubis AG	652,640	33,833
	Cancom SE	658,437	33,522
^	ProSiebenSat.1 Media SE	3,337,047	33,349
^	Grenke AG	467,572	32,635
	Software AG	882,439	31,335
	Siltronic AG	363,684	31,135
	CompuGroup Medical SE	402,289	30,573
	Hella GmbH & Co. KGaA	820,131	30,172
	Fielmann AG	455,448	29,948
^	Hugo Boss AG	1,074,092	29,822
^	Rational AG	58,672	28,314
	Hochtief AG	357,695	27,990
^	Stroeer SE & Co. KGaA	441,611	27,950
^	Fraport AG Frankfurt Airport Services Worldwide	621,542	27,226
	Metro AG	2,968,386	25,936
*	Hypoport SE	72,837	25,678
	Talanx AG	690,706	24,529
*,1	Rocket Internet SE	1,153,001	24,254
	RIB Software SE	719,347	22,807
	RTL Group SA	684,457	22,793
^	K&S AG	3,371,670	22,679
*,^	Encavis AG	1,790,544	21,964
[1]	ADO Properties SA	771,766	21,622
*,^	Varta AG	250,728	20,778
	Duerr AG	886,736	20,692
^	Sixt SE	298,454	20,316
[1]	DWS Group GmbH & Co. KGaA	631,805	19,948
^	S&T AG	904,105	19,912
^	1&1 Drillisch AG	819,416	19,066
	Jenoptik AG	908,848	18,718
^	Suedzucker AG	1,402,386	18,555
*	Aixtron SE	1,893,689	17,600
	Aareal Bank AG	1,078,111	17,561
^	Pfeiffer Vacuum Technology AG	106,565	17,559
[1]	Deutsche Pfandbriefbank AG	2,356,418	17,320

Vanguard® Total International Stock Index Fund
Schedule of Investments
April 30, 2020

		Shares	Market Value ($000)
[1]	Befesa SA	546,353	17,260
	Stabilus SA	396,684	16,944
^	Krones AG	274,132	16,518
^	Wacker Chemie AG	270,783	15,789
	Patrizia AG	700,081	15,632
^	Isra Vision AG	279,316	15,304
	Jungheinrich AG Preference Shares	833,788	15,057
*,^	Zooplus AG	109,504	13,551
^	Deutsche EuroShop AG	921,070	13,265
	Norma Group SE	512,362	12,832
	Fuchs Petrolub SE	383,708	12,828
*,^	Traton SE	822,599	12,394
*	DIC Asset AG	831,714	11,023
	New Work SE	44,937	10,680
*,^	Nordex SE	1,267,164	10,189
^	Bilfinger SE	511,169	9,613
^	Salzgitter AG	708,855	9,471
*	Schaeffler AG Preference Shares	1,390,007	9,386
	Sixt SE Preference Shares	199,025	9,244
	Indus Holding AG	298,343	9,183
	KWS Saat SE & Co. KGaA	154,521	8,884
	Dermapharm Holding SE	181,910	8,626
^	Draegerwerk AG & Co. KGaA Preference Shares	95,475	7,990
	Deutz AG	2,060,905	7,922
*	Ceconomy AG	3,050,300	7,808
	Hornbach Holding AG & Co. KGaA	128,912	7,359
^	Rhoen-Klinikum AG	364,538	7,257
*	Washtec AG	165,730	6,539
	Hamburger Hafen und Logistik AG	368,257	5,992
	Deutsche Beteiligungs AG	176,344	5,973
^	BayWa AG	200,747	5,890
^	Vossloh AG	152,828	5,772
^	Wacker Neuson SE	450,004	5,587
	Wuestenrot & Wuerttembergische AG	312,080	5,500
	TUI AG (XETR)	1,278,422	5,193
*,^	SMA Solar Technology AG	157,804	5,022
	Kloeckner & Co. SE	1,195,755	4,901
^	TLG Immobilien AG	259,243	4,573
^	Koenig & Bauer AG	217,928	4,481
*	Corestate Capital Holding SA	198,344	4,084
	Takkt AG	482,368	3,919
*,^	Leoni AG	558,429	3,833
^	Draegerwerk AG & Co. KGaA	47,672	3,333
*,^	Heidelberger Druckmaschinen AG	4,428,004	3,147
^	Bertrandt AG	70,337	2,707
*,^	ElringKlinger AG	488,803	2,655
*,^	SGL Carbon SE	778,201	2,410
	CropEnergies AG	279,350	2,205
*	Eckert & Ziegler Strahlen- und Medizintechnik AG	6,609	951
			20,112,155
Greece (0.1%)
	Hellenic Telecommunications Organization SA	3,446,076	45,528
	Opap SA	3,546,760	31,770
	Jumbo SA	1,848,071	28,922
*	Eurobank Ergasias Services and Holdings SA	47,110,524	19,029
*	Alpha Bank AE	24,934,520	18,208
	Mytilineos SA	2,035,339	15,177
*	National Bank of Greece SA	10,109,753	13,710
	Motor Oil Hellas Corinth Refineries SA	901,320	13,355
	Hellenic Telecommunications Organization SA ADR	1,489,798	10,024
*	GEK Terna Holding Real Estate Construction SA	1,189,379	7,593
*	Piraeus Bank SA	5,019,717	6,700
*	LAMDA Development SA	1,008,273	6,627
	Terna Energy SA	633,718	5,918

Vanguard® Total International Stock Index Fund
Schedule of Investments
April 30, 2020

		Shares	Market Value ($000)
	Hellenic Petroleum SA	835,866	5,552
*	Public Power Corp. SA	1,841,187	5,350
	Holding Co. ADMIE IPTO SA	1,963,714	4,405
	Sarantis SA	509,349	4,362
	Fourlis Holdings SA	918,523	3,598
	Hellenic Exchanges SA	924,574	3,446
	Aegean Airlines SA	403,659	2,607
*,§	FF Group	455,279	2,395
*	Viohalco SA	887,034	2,280
*	Ellaktor SA	2,016,523	1,971
	Piraeus Port Authority SA	14,316	268
*,§	Cyprus Popular Bank PCL	12,597,118	—
			258,795
Hong Kong (2.5%)
	AIA Group Ltd.	211,013,818	1,936,636
	Hong Kong Exchanges & Clearing Ltd.	21,924,852	702,958
	CK Hutchison Holdings Ltd.	46,847,186	347,240
	Sun Hung Kai Properties Ltd.	24,747,555	338,394
	Link REIT	36,227,147	322,938
	Hong Kong & China Gas Co. Ltd.	171,572,947	307,493
	CLP Holdings Ltd.	28,629,111	306,450
	CK Asset Holdings Ltd.	47,079,399	297,483
	Galaxy Entertainment Group Ltd.	37,285,991	239,805
	Hang Seng Bank Ltd.	12,641,809	221,106
	BOC Hong Kong Holdings Ltd.	62,756,706	192,609
	Sands China Ltd.	41,828,411	169,342
	China Mengniu Dairy Co. Ltd.	46,893,277	166,054
	Techtronic Industries Co. Ltd.	21,858,589	165,743
	Jardine Matheson Holdings Ltd.	3,663,633	160,471
	Power Assets Holdings Ltd.	23,903,289	160,159
[1]	WH Group Ltd.	147,412,309	140,595
	MTR Corp. Ltd.	24,465,149	135,545
	New World Development Co. Ltd.	100,691,101	118,961
*,^	Semiconductor Manufacturing International Corp.	53,000,533	99,479
	Henderson Land Development Co. Ltd.	22,576,373	92,012
	Wheelock & Co. Ltd.	11,869,709	86,993
	Hongkong Land Holdings Ltd.	20,381,480	85,259
	Sino Land Co. Ltd.	58,082,300	81,172
^	Wharf Real Estate Investment Co. Ltd.	18,106,302	76,653
	Hang Lung Properties Ltd.	35,772,401	76,525
	Swire Pacific Ltd. Class A	11,177,900	72,692
	Lenovo Group Ltd.	131,022,253	70,778
	Want Want China Holdings Ltd.	96,805,112	68,997
	Jardine Strategic Holdings Ltd.	3,170,669	68,160
	CK Infrastructure Holdings Ltd.	10,861,166	64,515
	Sun Art Retail Group Ltd.	38,473,554	64,054
	Tingyi Cayman Islands Holding Corp.	32,893,728	58,390
^	AAC Technologies Holdings Inc.	11,942,581	56,484
*,1	Budweiser Brewing Co. APAC Ltd.	20,531,407	55,793
	ASM Pacific Technology Ltd.	5,354,702	54,108
	Swire Properties Ltd.	18,603,103	52,177
^	Vitasoy International Holdings Ltd.	14,095,788	50,273
	Bank of East Asia Ltd.	22,325,524	47,295
	PCCW Ltd.	75,643,935	46,338
	Wynn Macau Ltd.	25,075,690	43,303
	Xinyi Solar Holdings Ltd.	67,548,122	42,869
	Xinyi Glass Holdings Ltd.	35,459,594	41,068
	Hysan Development Co. Ltd.	11,266,307	37,586
	Hang Lung Group Ltd.	14,884,177	33,996
	SJM Holdings Ltd.	32,975,071	32,558
^	Wharf Holdings Ltd.	16,767,908	31,763
	NagaCorp Ltd.	26,301,668	31,042
	Kerry Properties Ltd.	10,919,063	30,158
	Fortune REIT	31,506,460	29,670

Vanguard® Total International Stock Index Fund
Schedule of Investments
April 30, 2020

		Shares	Market Value ($000)
	Minth Group Ltd.	12,187,916	29,307
	Prada SpA	8,993,386	29,199
	Melco International Development Ltd.	13,968,673	26,112
	NWS Holdings Ltd.	24,390,356	25,419
	Dairy Farm International Holdings Ltd.	5,282,370	25,314
[1]	BOC Aviation Ltd.	3,651,590	24,969
	United Energy Group Ltd.	120,854,630	22,010
	HKBN Ltd.	12,694,272	21,861
	VTech Holdings Ltd.	2,855,232	21,528
	Champion REIT	34,593,607	20,508
^	Yue Yuen Industrial Holdings Ltd.	12,670,952	20,212
	SITC International Holdings Co. Ltd.	20,285,555	20,039
[1]	Samsonite International SA	22,701,932	19,311
	Uni-President China Holdings Ltd.	18,655,304	18,729
	Chow Tai Fook Jewellery Group Ltd.	19,110,053	16,168
^	MGM China Holdings Ltd.	13,064,205	16,133
	Microport Scientific Corp.	7,467,152	16,039
	Gemdale Properties & Investment Corp. Ltd.	97,980,627	15,613
	Man Wah Holdings Ltd.	26,669,614	15,316
	Li & Fung Ltd.	100,396,879	15,074
	Shangri-La Asia Ltd.	18,131,389	14,972
^	Cathay Pacific Airways Ltd.	11,384,518	13,540
	Kerry Logistics Network Ltd.	9,701,813	13,268
	Luk Fook Holdings International Ltd.	5,460,476	11,692
^	Haitong International Securities Group Ltd.	49,093,915	11,495
*,^	COFCO Meat Holdings Ltd.	31,864,280	11,341
	Shougang Fushan Resources Group Ltd.	56,485,182	11,266
	L'Occitane International SA	7,282,128	11,217
	Cafe de Coral Holdings Ltd.	5,371,002	11,080
	Shun Tak Holdings Ltd.	30,129,962	10,538
^	IGG Inc.	16,010,862	10,180
	Shui On Land Ltd.	53,046,422	9,398
	Johnson Electric Holdings Ltd.	5,541,799	9,305
*,^,1	Razer Inc.	66,263,810	8,908
	CITIC Telecom International Holdings Ltd.	23,292,811	8,619
	K Wah International Holdings Ltd.	18,744,761	8,589
^	Towngas China Co. Ltd.	16,749,098	8,419
*	Pacific Basin Shipping Ltd.	67,098,839	8,220
	Sunlight REIT	15,909,974	8,196
^	United Laboratories International Holdings Ltd.	9,486,572	8,194
	Asia Cement China Holdings Corp.	6,964,906	8,063
	Dah Sing Financial Holdings Ltd.	2,380,441	7,852
	First Pacific Co. Ltd.	36,706,379	7,585
	Lifestyle International Holdings Ltd.	7,796,138	7,421
*,^	MMG Ltd.	42,841,852	7,414
	Pou Sheng International Holdings Ltd.	34,671,524	7,083
^	Nexteer Automotive Group Ltd.	13,625,497	7,003
	Stella International Holdings Ltd.	6,806,000	6,849
	SUNeVision Holdings Ltd.	9,209,430	6,547
	Guotai Junan International Holdings Ltd.	48,283,636	6,331
*,§,^	Superb Summit International Group Ltd.	32,112,957	6,048
*	Value Partners Group Ltd.	15,000,568	5,954
	Prosperity REIT	18,366,105	5,892
	Television Broadcasts Ltd.	4,139,223	5,713
	Road King Infrastructure Ltd.	3,661,490	5,659
^	China Harmony New Energy Auto Holding Ltd.	10,849,872	5,605
*,^,1	Frontage Holdings Corp.	12,302,000	5,566
*,^	FIH Mobile Ltd.	49,689,566	5,553
	Far East Consortium International Ltd.	15,578,174	5,526
	China Travel International Investment Hong Kong Ltd.	39,338,718	5,508
^	Beijing Tong Ren Tang Chinese Medicine Co. Ltd.	3,787,932	5,286
*,^	Suncity Group Holdings Ltd.	34,158,708	5,276
	Huabao International Holdings Ltd.	13,185,878	5,238
	Dah Sing Banking Group Ltd.	4,869,124	4,780

Vanguard® Total International Stock Index Fund
Schedule of Investments
April 30, 2020

		Shares	Market Value ($000)
*,^	Hong Kong Television Network Ltd.	7,471,849	4,616
§,^	Town Health International Medical Group Ltd.	51,896,341	4,602
^,1	Xiabuxiabu Catering Management China Holdings Co. Ltd.	4,980,677	4,552
	VSTECS Holdings Ltd.	9,726,295	4,475
^	Canvest Environmental Protection Group Co. Ltd.	10,047,479	4,416
[1]	CGN New Energy Holdings Co. Ltd.	20,715,020	4,290
	Chow Sang Sang Holdings International Ltd.	3,928,179	3,956
	Pacific Textiles Holdings Ltd.	7,684,428	3,888
	Dynam Japan Holdings Co. Ltd.	3,858,180	3,852
[1]	FIT Hon Teng Ltd.	17,413,159	3,765
	Hutchison Telecommunications Hong Kong Holdings Ltd.	21,630,218	3,738
	Giordano International Ltd.	18,498,309	3,729
	SmarTone Telecommunications Holdings Ltd.	5,722,643	3,614
	Ju Teng International Holdings Ltd.	13,764,531	3,511
^	NOVA Group Holdings Ltd.	18,262,192	3,439
	Chinese Estates Holdings Ltd.	6,981,392	3,336
*,^	We Solutions Ltd.	62,753,707	3,221
*,§	Convoy Global Holdings Ltd.	147,589,460	3,179
^	SA Sa International Holdings Ltd.	16,697,114	3,131
	Sun Hung Kai & Co. Ltd.	7,580,244	3,116
*	Esprit Holdings Ltd.	28,673,182	2,750
	Swire Pacific Ltd. Class B	2,513,347	2,748
	Inspur International Ltd.	8,891,635	2,707
*,^	Truly International Holdings Ltd.	23,765,678	2,634
^,1	IMAX China Holding Inc.	1,693,428	2,566
[1]	Crystal International Group Ltd.	9,176,771	2,537
*,^	Xinyi Energy Holdings Ltd.	8,842,000	2,515
*	Macau Legend Development Ltd.	20,423,139	2,477
[1]	Regina Miracle International Holdings Ltd.	5,080,009	2,410
^	Anton Oilfield Services Group	36,896,155	2,302
*,1	Impro Precision Industries Ltd.	6,190,000	2,025
*,§,^	National Agricultural Holdings Ltd.	13,075,708	2,007
*,^	Glory Sun Land Group Ltd.	19,750,000	1,773
*,^	NewOcean Energy Holdings Ltd.	12,583,172	1,749
*	New World Department Store China Ltd.	9,070,326	1,740
*	Digital Domain Holdings Ltd.	293,458,250	1,721
*	G-Resources Group Ltd.	301,615,472	1,715
	Lee's Pharmaceutical Holdings Ltd.	3,437,768	1,685
*,^	Goodbaby International Holdings Ltd.	15,137,685	1,550
*,^	HC Group Inc.	9,015,630	1,519
	Henderson Investment Ltd.	25,878,388	1,469
*	Lifestyle China Group Ltd.	6,024,156	1,393
	Texwinca Holdings Ltd.	8,077,457	1,367
*	China Silver Group Ltd.	17,599,484	1,332
	Emperor Watch & Jewellery Ltd.	66,794,218	1,201
	Singamas Container Holdings Ltd.	20,606,477	1,128
*	GCL New Energy Holdings Ltd.	79,253,129	1,116
*	Honghua Group Ltd.	34,366,737	1,056
*	Emperor Capital Group Ltd.	51,470,624	1,034
^	Agritrade Resources Ltd.	42,522,625	913
*,§	Camsing International Holding Ltd.	5,979,097	895
^	BOE Varitronix Ltd.	3,239,989	870
*,^	KuangChi Science Ltd.	26,899,605	827
	EVA Precision Industrial Holdings Ltd.	12,540,115	793
*,§	Tech Pro Technology Development Ltd.	87,171,600	765
*	Beijing Enterprises Medical	40,403,504	762
*	Parkson Retail Group Ltd.	14,563,535	722
*,^	China LNG Group Ltd.	22,552,263	718
*,§	Brightoil Petroleum Holdings Ltd.	25,187,768	650
^	Shenwan Hongyuan HK Ltd.	5,211,709	601
*	China Financial International Investments Ltd.	47,368,292	513
*,§	China Baoli Technologies Holdings Ltd.	26,288,361	336
*	China Animal Healthcare Ltd.	4,917,000	314
*	Beijing Sports and Entertainment Industry Group Ltd.	10,257,379	278

Vanguard® Total International Stock Index Fund
Schedule of Investments
April 30, 2020

		Shares	Market Value ($000)
*	Global Brands Group Holding Ltd.	198,601	6
*,§	Legend Holdings Corp. Rights	453,983	—
§	Qunxing Paper Holdings Co. Ltd.	1,573,000	—
*,§	Sunshine Oilsands Ltd.	1	—
			9,129,807
Hungary (0.1%)
	OTP Bank Nyrt	4,010,981	118,789
	Richter Gedeon Nyrt	2,451,628	52,388
	MOL Hungarian Oil & Gas plc	7,713,495	48,833
	Magyar Telekom Telecommunications plc	5,481,984	6,815
*,^	Opus Global Nyrt	3,625,744	2,985
			229,810
India (2.4%)
	Reliance Industries Ltd.	54,255,889	1,054,898
	Housing Development Finance Corp. Ltd.	30,107,860	761,572
	Infosys Ltd.	64,635,698	604,158
	Tata Consultancy Services Ltd.	15,699,021	415,590
	Hindustan Unilever Ltd.	13,119,175	379,873
*	Bharti Airtel Ltd.	30,512,867	207,797
	Axis Bank Ltd.	34,353,041	200,706
	Maruti Suzuki India Ltd.	2,106,134	149,518
	HCL Technologies Ltd.	18,894,454	135,509
	ITC Ltd.	51,545,480	124,183
	Asian Paints Ltd.	5,056,036	117,973
	Sun Pharmaceutical Industries Ltd.	19,240,362	117,346
	Nestle India Ltd.	406,724	96,475
	Bajaj Finance Ltd.	3,110,526	95,107
	UltraTech Cement Ltd.	1,895,474	88,234
	Bharat Petroleum Corp. Ltd.	17,514,243	85,685
*,1	HDFC Life Insurance Co. Ltd.	10,597,199	70,179
	Titan Co. Ltd.	5,437,884	69,542
	Larsen & Toubro Ltd.	5,841,264	69,267
	Power Grid Corp. of India Ltd.	32,165,167	68,941
*,1	Avenue Supermarts Ltd.	2,138,350	67,022
*	State Bank of India	26,319,263	65,865
	Dr Reddy's Laboratories Ltd.	1,235,948	64,019
*,1	SBI Life Insurance Co. Ltd.	6,600,511	63,446
	Dabur India Ltd.	9,200,853	59,523
	Tech Mahindra Ltd.	8,086,556	58,159
	Oil & Natural Gas Corp. Ltd.	52,911,354	55,991
	ICICI Bank Ltd.	11,109,573	55,735
[1]	ICICI Lombard General Insurance Co. Ltd.	3,222,561	55,087
	Bajaj Auto Ltd.	1,544,907	53,724
	UPL Ltd.	9,407,328	52,057
	NTPC Ltd.	41,094,222	51,483
	Coal India Ltd.	25,578,730	50,017
	Mahindra & Mahindra Ltd.	10,302,910	49,707
	Hero MotoCorp Ltd.	1,742,469	49,701
	JSW Steel Ltd.	20,653,535	48,780
	Godrej Consumer Products Ltd.	6,464,383	46,391
	Eicher Motors Ltd.	236,525	45,930
	Adani Ports & Special Economic Zone Ltd.	11,940,827	45,847
	Bajaj Finserv Ltd.	664,468	44,732
	Cipla Ltd.	5,737,813	44,655
	Pidilite Industries Ltd.	2,173,546	43,818
	Lupin Ltd.	3,960,713	43,678
	Divi's Laboratories Ltd.	1,409,942	43,476
	Wipro Ltd.	16,826,871	42,721
	Britannia Industries Ltd.	1,019,603	42,668
	Indian Oil Corp. Ltd.	37,437,901	41,737
	Shree Cement Ltd.	153,611	40,107
	Aurobindo Pharma Ltd.	4,635,039	37,910
[1]	Bandhan Bank Ltd.	11,025,348	37,835
	Grasim Industries Ltd.	5,684,957	37,734

Vanguard® Total International Stock Index Fund
Schedule of Investments
April 30, 2020

		Shares	Market Value ($000)
*	United Spirits Ltd.	5,256,258	37,411
	Info Edge India Ltd.	1,095,079	36,777
	Bharti Infratel Ltd.	15,165,395	35,087
	Zee Entertainment Enterprises Ltd.	15,620,078	32,737
	Vedanta Ltd.	27,903,994	32,526
	Havells India Ltd.	4,275,869	31,868
	Ambuja Cements Ltd.	13,964,939	31,625
	Hindustan Petroleum Corp. Ltd.	10,821,517	31,582
	Petronet LNG Ltd.	9,595,513	30,913
	Marico Ltd.	7,967,387	30,264
	Shriram Transport Finance Co. Ltd.	2,923,042	29,984
[1]	ICICI Prudential Life Insurance Co. Ltd.	5,492,823	29,952
	Apollo Hospitals Enterprise Ltd.	1,614,762	29,716
	Mindtree Ltd.	2,382,739	28,846
	Berger Paints India Ltd.	4,177,529	28,092
	Jubilant Foodworks Ltd.	1,269,427	27,233
	Hindalco Industries Ltd.	16,035,237	27,198
[1]	HDFC Asset Management Co. Ltd.	769,357	25,754
	GAIL India Ltd.	19,347,688	24,481
	Alkem Laboratories Ltd.	710,932	24,451
	Siemens Ltd.	1,609,451	24,280
	Biocon Ltd.	5,041,764	23,528
	Piramal Enterprises Ltd.	1,827,550	23,488
	Torrent Pharmaceuticals Ltd.	731,366	22,718
	Colgate-Palmolive India Ltd.	1,176,332	22,706
	Wipro Ltd. ADR	6,858,107	22,563
	Crompton Greaves Consumer Electricals Ltd.	7,598,977	22,330
[1]	InterGlobe Aviation Ltd.	1,690,389	22,171
	Page Industries Ltd.	88,779	21,391
	PI Industries Ltd.	976,661	20,480
	Tata Consumer Products Ltd.	4,372,505	20,373
	DLF Ltd.	10,556,339	20,236
	Muthoot Finance Ltd.	1,752,060	20,085
	Motherson Sumi Systems Ltd.	16,731,352	19,279
*	Tata Motors Ltd.	15,831,730	19,170
	Cadila Healthcare Ltd.	4,428,732	19,008
[1]	AU Small Finance Bank Ltd.	2,644,768	18,966
	Rajesh Exports Ltd.	2,243,205	18,448
	Tata Steel Ltd.	4,675,126	18,155
	Container Corp. Of India Ltd.	3,664,160	18,128
	Ipca Laboratories Ltd.	817,136	17,422
	LIC Housing Finance Ltd.	4,497,446	16,824
	Federal Bank Ltd.	26,074,907	16,814
	Bosch Ltd.	118,097	16,495
	MRF Ltd.	19,547	15,729
	United Breweries Ltd.	1,253,783	15,624
	Indraprastha Gas Ltd.	2,422,669	15,346
	REC Ltd.	12,092,696	15,258
	Power Finance Corp. Ltd.	11,717,853	14,794
*	Fortis Healthcare Ltd.	8,707,209	14,561
	NMDC Ltd.	13,646,250	14,469
*	Max Financial Services Ltd.	2,313,466	14,376
	Ashok Leyland Ltd.	20,650,948	14,193
	Castrol India Ltd.	8,194,038	14,058
	Bharat Forge Ltd.	3,371,967	13,745
	Whirlpool of India Ltd.	501,390	13,642
	Mphasis Ltd.	1,397,052	13,576
	Pfizer Ltd.	208,036	13,502
	SRF Ltd.	270,938	13,311
	ACC Ltd.	855,014	13,301
*	IDFC Bank	44,587,749	12,833
	Voltas Ltd.	1,908,508	12,790
	Bajaj Holdings & Investment Ltd.	455,807	12,280
	AIA Engineering Ltd.	570,917	12,150

Vanguard® Total International Stock Index Fund

Schedule of Investments

April 30, 2020

		Shares	Market Value ($000)
	Embassy Office Parks REIT	2,459,400	12,071
[1]	Dr Lal PathLabs Ltd.	562,813	11,704
*	State Bank of India GDR	460,529	11,536
	NHPC Ltd.	41,326,454	11,365
	Mahindra & Mahindra Financial Services Ltd.	5,198,175	11,319
[1]	RBL Bank Ltd.	6,488,933	11,209
	Glenmark Pharmaceuticals Ltd.	2,535,278	11,206
	Natco Pharma Ltd.	1,373,903	11,071
	Aarti Industries Ltd.	755,750	10,981
	Kansai Nerolac Paints Ltd.	1,991,020	10,929
	Gujarat Gas Ltd.	3,185,950	10,920
*	Bank of Baroda	16,791,393	10,892
	Balkrishna Industries Ltd.	887,329	10,845
	Bata India Ltd.	590,064	10,654
	Varun Beverages Ltd.	1,197,296	10,629
*	Oracle Financial Services Software Ltd.	337,083	10,495
	Torrent Power Ltd.	2,351,161	10,321
	Dr Reddy's Laboratories Ltd. ADR	199,858	10,231
	Bharat Electronics Ltd.	10,603,474	10,153
[1]	Larsen & Toubro Infotech Ltd.	475,148	9,961
	Mahanagar Gas Ltd.	758,058	9,770
*	Adani Transmission Ltd.	3,584,962	9,759
*	ABB India Ltd.	810,173	9,686
	Indiabulls Housing Finance Ltd.	5,539,502	9,646
	Escorts Ltd.	1,018,152	9,572
	TVS Motor Co. Ltd.	2,201,960	9,459
	CESC Ltd.	1,076,743	9,336
*	Godrej Properties Ltd.	1,026,677	9,185
	Yes Bank Ltd.	24,451,507	9,084
	Indian Hotels Co. Ltd.	8,558,975	9,075
	City Union Bank Ltd.	4,730,029	9,030
*	Sanofi India Ltd.	87,779	9,009
	Ramco Cements Ltd.	1,217,268	8,891
	Adani Enterprises Ltd.	4,752,225	8,767
*	Hindustan Zinc Ltd.	3,821,137	8,747
*	Jindal Steel & Power Ltd.	7,084,536	8,732
	NIIT Technologies Ltd.	546,666	8,686
[1]	Nippon Life India Asset Management Ltd.	2,620,682	8,482
	Exide Industries Ltd.	4,038,659	8,411
	Coromandel International Ltd.	1,055,259	8,283
	Gillette India Ltd.	116,135	8,215
	Supreme Industries Ltd.	565,785	8,148
	Ajanta Pharma Ltd.	414,906	8,137
	Steel Authority of India Ltd.	19,428,372	8,084
	Sun TV Network Ltd.	1,582,375	8,028
	Manappuram Finance Ltd.	4,519,274	7,983
*	Punjab National Bank	18,614,547	7,933
*	Vodafone Idea Ltd.	140,782,904	7,798
	L&T Finance Holdings Ltd.	8,922,679	7,701
	Alembic Pharmaceuticals Ltd.	783,572	7,657
	Astral Poly Technik Ltd.	601,957	7,495
	Cholamandalam Investment and Finance Co. Ltd.	3,535,981	7,413
	Tata Power Co. Ltd.	17,337,239	7,236
*	3M India Ltd.	27,944	7,155
	Oberoi Realty Ltd.	1,554,249	7,032
*	Adani Power Ltd.	16,800,754	7,020
	Bayer CropScience Ltd.	122,260	6,969
*	Canara Bank	5,823,035	6,741
	Oil India Ltd.	5,154,320	6,729
	Relaxo Footwears Ltd.	785,925	6,630
	Apollo Tyres Ltd.	5,038,655	6,403
	Cummins India Ltd.	1,270,924	6,353
	Sundaram Finance Ltd.	377,858	6,346
	Jubilant Life Sciences Ltd.	1,194,487	6,342

Vanguard® Total International Stock Index Fund

Schedule of Investments

April 30, 2020

		Shares	Market Value ($000)
	Tata Communications Ltd.	1,109,497	6,323
[1]	L&T Technology Services Ltd.	374,528	6,106
	Phoenix Mills Ltd.	838,643	6,033
*	Aditya Birla Capital Ltd.	9,139,432	6,028
*	GMR Infrastructure Ltd.	26,332,383	5,954
[1]	Syngene International Ltd.	1,387,916	5,878
	Gujarat State Petronet Ltd.	2,101,413	5,778
	PVR Ltd.	411,628	5,516
	Amara Raja Batteries Ltd.	712,126	5,364
	Kajaria Ceramics Ltd.	1,074,560	5,341
	Hexaware Technologies Ltd.	1,426,491	5,284
*	Aavas Financiers Ltd.	333,459	5,221
	Polycab India Ltd.	531,681	5,068
	WABCO India Ltd.	61,084	5,050
*	Aditya Birla Fashion and Retail Ltd.	3,218,768	4,914
	Emami Ltd.	1,899,498	4,910
	Dalmia Bharat Ltd.	711,687	4,908
*	Union Bank of India	13,622,426	4,900
	Bharat Heavy Electricals Ltd.	16,347,346	4,846
	Vinati Organics Ltd.	357,878	4,662
	Strides Pharma Science Ltd.	787,089	4,559
	Prestige Estates Projects Ltd.	1,872,902	4,277
[1]	Laurus Labs Ltd.	615,834	4,179
	Godrej Industries Ltd.	1,167,039	4,097
	Thermax Ltd.	422,550	4,064
*,1	ICICI Securities Ltd.	845,540	4,051
*	Future Retail Ltd.	3,558,324	4,039
	KRBL Ltd.	1,574,363	3,990
*	Just Dial Ltd.	738,377	3,962
	National Aluminium Co. Ltd.	9,340,671	3,915
	V-Guard Industries Ltd.	1,636,620	3,813
	Radico Khaitan Ltd.	967,863	3,782
	Indiabulls Ventures Ltd.	2,584,328	3,645
	Motilal Oswal Financial Services Ltd.	543,835	3,625
	Avanti Feeds Ltd.	629,961	3,590
	Persistent Systems Ltd.	561,622	3,528
	Minda Industries Ltd.	904,107	3,522
	Tata Chemicals Ltd.	931,591	3,482
	Ceat Ltd.	324,942	3,458
[1]	Endurance Technologies Ltd.	378,079	3,370
	Bombay Burmah Trading Co.	268,162	3,191
	Graphite India Ltd.	1,159,451	3,191
[1]	Godrej Agrovet Ltd.	592,731	3,187
*	Tata Motors Ltd. Class A	6,100,461	3,175
*	Tata Motors Ltd. ADR	536,098	3,174
*	TeamLease Services Ltd.	148,709	3,136
	JSW Energy Ltd.	5,189,998	3,052
	India Cements Ltd.	2,215,460	3,016
	Redington India Ltd.	3,090,610	3,016
	Sundram Fasteners Ltd.	683,637	3,012
	Edelweiss Financial Services Ltd.	5,778,605	2,994
	IIFL Finance Ltd.	2,937,463	2,964
	Multi Commodity Exchange of India Ltd.	208,337	2,946
	DCB Bank Ltd.	2,774,729	2,934
	Balrampur Chini Mills Ltd.	2,207,533	2,895
	Symphony Ltd.	231,719	2,838
	Vakrangee Ltd.	8,140,708	2,764
	TTK Prestige Ltd.	42,875	2,744
	Cholamandalam Financial Holdings Ltd.	691,938	2,717
	V-Mart Retail Ltd.	118,416	2,698
	HEG Ltd.	254,493	2,690
	NCC Ltd.	7,667,428	2,624
*	Sun Pharma Advanced Research Co. Ltd.	1,507,110	2,587
	Birlasoft Ltd.	2,699,608	2,579

Vanguard® Total International Stock Index Fund

Schedule of Investments

April 30, 2020

		Shares	Market Value ($000)
	Chambal Fertilizers and Chemicals Ltd.	1,491,938	2,554
	JM Financial Ltd.	2,965,156	2,546
*,1	Quess Corp. Ltd.	886,369	2,411
*,§	Hemisphere Properties India Ltd.	1,109,497	2,391
	Gujarat Pipavav Port Ltd.	3,087,228	2,349
	Engineers India Ltd.	2,495,453	2,223
*	Bank of India	4,652,428	2,165
	Great Eastern Shipping Co. Ltd.	694,540	2,161
*	Wockhardt Ltd.	621,821	2,093
	Kaveri Seed Co. Ltd.	410,304	2,021
	NBCC India Ltd.	7,670,971	1,999
	Century Textiles & Industries Ltd.	518,960	1,997
	EIH Ltd.	1,983,221	1,985
*	IRB Infrastructure Developers Ltd.	2,136,939	1,953
	Welspun India Ltd.	5,486,885	1,912
[1]	Dilip Buildcon Ltd.	552,291	1,896
	Karur Vysya Bank Ltd.	4,855,868	1,881
	Welspun Corp. Ltd.	2,217,859	1,874
	Sterlite Technologies Ltd.	1,528,290	1,816
	Vedanta Ltd. ADR	385,490	1,742
*	ABB Power Products & Systems India Ltd.	162,035	1,729
	Care Ratings Ltd.	348,853	1,705
[1]	PNB Housing Finance Ltd.	647,823	1,694
	Tube Investments of India Ltd.	343,678	1,691
	DCM Shriram Ltd.	462,982	1,676
	Sobha Ltd.	623,260	1,657
	Finolex Cables Ltd.	488,716	1,652
	Jindal Saw Ltd.	2,241,047	1,644
*	Mahindra CIE Automotive Ltd.	1,292,304	1,618
*	TV18 Broadcast Ltd.	6,201,623	1,592
	Karnataka Bank Ltd.	2,703,279	1,582
	eClerx Services Ltd.	243,709	1,491
	PTC India Ltd.	2,731,661	1,440
*	Suzlon Energy Ltd.	41,397,557	1,433
*	Bajaj Consumer Care Ltd.	719,578	1,374
*	Indiabulls Real Estate Ltd.	1,722,420	1,323
*	Indian Bank	1,917,151	1,312
	Mangalore Refinery & Petrochemicals Ltd.	2,928,142	1,256
*	Gujarat Fluorochemicals Ltd.	308,511	1,255
	Rain Industries Ltd.	1,310,542	1,221
*	Equitas Holdings Ltd.	1,716,544	1,169
	South Indian Bank Ltd.	14,605,728	1,140
	IDFC Ltd.	5,228,049	999
	Gateway Distriparks Ltd.	822,382	995
*	Central Bank of India	4,757,757	986
[1]	Eris Lifesciences Ltd.	144,886	961
	GE Power India Ltd.	162,293	961
*	Hindustan Construction Co. Ltd.	12,967,528	851
	Raymond Ltd.	259,874	829
*	Future Consumer Ltd.	6,366,070	783
	Arvind Ltd.	2,424,142	772
	Sadbhav Engineering Ltd.	1,195,265	737
	Repco Home Finance Ltd.	432,228	723
*	Indian Overseas Bank	7,063,023	719
*	CG Power and Industrial Solutions Ltd.	6,783,725	712
*	Jammu & Kashmir Bank Ltd.	3,415,883	671
*	VA Tech Wabag Ltd.	379,313	649
*	IFCI Ltd.	10,795,959	578
	GE T&D India Ltd.	470,034	527
	Gujarat Mineral Development Corp. Ltd.	1,000,049	520
	APL Apollo Tubes Ltd.	26,116	495
*	Honeywell Automation India Ltd.	1,310	494
*	Dish TV India Ltd.	7,396,282	470
	Thomas Cook India Ltd.	1,260,919	448

Vanguard® Total International Stock Index Fund

Schedule of Investments

April 30, 2020

		Shares	Market Value ($000)
	Navin Fluorine International Ltd.	16,204	336
*	RattanIndia Power Ltd.	7,698,293	132
*	Aarti Surfactants Ltd.	31,910	90
*	Housing Development & Infrastructure Ltd.	3,457,665	85
	GFL Ltd.	65,987	75
*,§	Chennai Super Kings Cricket Ltd.	951,110	—
			8,745,228
Indonesia (0.4%)
	Bank Central Asia Tbk PT	172,401,650	298,632
	Telekomunikasi Indonesia Persero Tbk PT	821,120,751	188,818
	Bank Rakyat Indonesia Persero Tbk PT	939,197,828	170,828
	Bank Mandiri Persero Tbk PT	330,549,303	98,259
	Astra International Tbk PT	364,745,819	93,290
	Unilever Indonesia Tbk PT	102,749,522	56,974
	Bank Negara Indonesia Persero Tbk PT	137,967,908	37,651
	Charoen Pokphand Indonesia Tbk PT	117,907,513	36,256
	Indofood Sukses Makmur Tbk PT	75,618,184	32,993
	United Tractors Tbk PT	28,063,213	30,608
*	Barito Pacific Tbk PT	312,454,953	30,254
	Kalbe Farma Tbk PT	305,856,496	29,547
	Indofood CBP Sukses Makmur Tbk PT	41,502,047	27,460
	Semen Indonesia Persero Tbk PT	48,229,853	25,601
	Gudang Garam Tbk PT	7,778,502	23,645
	Hanjaya Mandala Sampoerna Tbk PT	162,669,688	17,324
	Indocement Tunggal Prakarsa Tbk PT	21,479,647	16,671
	Indah Kiat Pulp & Paper Corp. Tbk PT	42,516,703	15,694
	Adaro Energy Tbk PT	213,991,986	13,114
	Tower Bersama Infrastructure Tbk PT	164,986,615	13,051
	Ace Hardware Indonesia Tbk PT	113,318,672	11,534
	Perusahaan Gas Negara Tbk PT	191,965,362	10,892
*	Lippo Karawaci Tbk PT	967,165,176	10,418
*	XL Axiata Tbk PT	58,388,061	9,895
	Pakuwon Jati Tbk PT	374,365,933	9,401
	Bukit Asam Tbk PT	70,003,954	8,763
	Ciputra Development Tbk PT	223,854,788	8,070
	Jasa Marga Persero Tbk PT	35,220,402	7,416
*	Japfa Comfeed Indonesia Tbk PT	110,859,700	7,215
	Pabrik Kertas Tjiwi Kimia Tbk PT	19,925,998	6,629
*	Vale Indonesia Tbk PT	33,636,610	5,756
*	Bumi Serpong Damai Tbk PT	120,186,446	5,654
	Surya Citra Media Tbk PT	95,832,441	5,577
*	Bank Tabungan Pensiunan Nasional Syariah Tbk PT	36,441,800	5,335
	Summarecon Agung Tbk PT	176,363,056	5,218
	Media Nusantara Citra Tbk PT	81,544,298	4,973
	Mitra Adiperkasa Tbk PT	112,182,696	4,901
	Aneka Tambang Tbk PT	141,466,241	4,834
*	Smartfren Telecom Tbk PT	588,997,100	4,198
	AKR Corporindo Tbk PT	26,052,755	4,175
*	Medco Energi Internasional Tbk PT	132,126,176	3,979
	Bank Tabungan Negara Persero Tbk PT	59,459,999	3,502
	Wijaya Karya Persero Tbk PT	52,713,574	3,333
	Indo Tambangraya Megah Tbk PT	6,429,717	3,100
	Matahari Department Store Tbk PT	36,670,534	2,977
*	Panin Financial Tbk PT	234,941,224	2,856
	Waskita Karya Persero Tbk PT	68,495,588	2,768
*	Bank Pan Indonesia Tbk PT	52,380,700	2,626
*	Astra Agro Lestari Tbk PT	5,749,269	2,341
*	Sentul City Tbk PT	689,721,445	2,312
	Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk PT	39,266,728	2,114
	Perusahaan Perkebunan London Sumatra Indonesia Tbk PT	43,311,456	2,050
*	Kresna Graha Investama Tbk PT	217,276,530	1,969
*,§	Trada Alam Minera Tbk PT	537,807,334	1,808
	PP Persero Tbk PT	40,048,881	1,781
*	Siloam International Hospitals Tbk PT	4,930,881	1,730

Vanguard® Total International Stock Index Fund

Schedule of Investments

April 30, 2020

		Shares	Market Value ($000)
*	Global Mediacom Tbk PT	118,040,414	1,641
	Ramayana Lestari Sentosa Tbk PT	42,327,005	1,629
	Bank Danamon Indonesia Tbk PT	9,051,911	1,504
	Timah Tbk PT	41,015,153	1,274
	Surya Semesta Internusa Tbk PT	58,871,944	1,201
*	Alam Sutera Realty Tbk PT	148,905,969	1,171
	Adhi Karya Persero Tbk PT	28,749,669	1,056
*	Agung Podomoro Land Tbk PT	119,276,722	833
*	Eagle High Plantations Tbk PT	153,695,023	821
	Bekasi Fajar Industrial Estate Tbk PT	80,656,446	619
*	Krakatau Steel Persero Tbk PT	45,034,917	519
*	Salim Ivomas Pratama Tbk PT	32,574,679	465
*	Totalindo Eka Persada Tbk PT	89,677,700	301
*	Sampoerna Agro Tbk PT	989,598	166
*	Berlian Laju Tanker Tbk PT	18,926,000	64
			1,452,034
Ireland (0.3%)
	Kerry Group plc Class A	2,549,758	293,498
	CRH plc (XDUB)	6,769,236	205,370
^	Flutter Entertainment plc	1,366,810	168,081
	Kingspan Group plc	2,627,476	133,885
	Glanbia plc	3,477,915	37,013
	Bank of Ireland Group plc	16,329,011	33,509
*	AIB Group plc	13,997,261	19,370
	Hibernia REIT plc	12,036,020	15,656
	C&C Group plc (XDUB)	5,034,661	12,365
	Dalata Hotel Group plc	3,296,482	10,683
	Irish Continental Group plc	2,704,150	10,224
	Cairn Homes plc (XLON)	10,263,239	9,541
	Cairn Homes plc (XDUB)	2,787,025	2,597
*	Permanent TSB Group Holdings plc	1,652,446	912
*,§	Irish Bank Resolution Corp. Ltd.	698,992	—
			952,704
Israel (0.4%)
*	Teva Pharmaceutical Industries Ltd.	17,095,152	184,917
*	Nice Ltd.	1,091,685	179,287
	Bank Leumi Le-Israel BM	25,825,966	139,153
	Bank Hapoalim BM	19,209,415	123,124
	Israel Discount Bank Ltd. Class A	20,610,586	66,867
	Elbit Systems Ltd.	435,143	58,991
	Mizrahi Tefahot Bank Ltd.	2,352,447	48,181
	ICL Ltd.	12,203,391	42,578
*	Azrieli Group Ltd.	655,996	38,844
*	Tower Semiconductor Ltd.	1,904,699	37,313
*	Mivne Real Estate KD Ltd.	12,269,153	26,355
*	Bezeq The Israeli Telecommunication Corp. Ltd.	36,862,811	26,301
	First International Bank Of Israel Ltd.	1,035,644	25,547
	Alony Hetz Properties & Investments Ltd.	1,991,047	23,965
*	Airport City Ltd.	1,394,461	21,156
	Strauss Group Ltd.	732,583	20,707
*	Nova Measuring Instruments Ltd.	433,532	17,350
*	Paz Oil Co. Ltd.	180,018	15,686
	Amot Investments Ltd.	2,791,390	15,678
	Shikun & Binui Ltd.	3,566,875	14,805
	Reit 1 Ltd.	2,935,074	14,611
*	Shapir Engineering and Industry Ltd.	2,016,840	14,139
*	Shufersal Ltd.	2,105,826	13,515
	Harel Insurance Investments & Financial Services Ltd.	2,090,707	13,461
	Electra Ltd.	29,250	13,417
	Melisron Ltd.	311,671	12,545
	Gazit-Globe Ltd.	1,658,286	12,278
	Matrix IT Ltd.	586,364	11,366
*	Phoenix Holdings Ltd.	1,924,289	10,120
*	Enlight Renewable Energy Ltd.	7,816,881	9,609

Vanguard® Total International Stock Index Fund

Schedule of Investments

April 30, 2020

		Shares	Market Value ($000)
	AudioCodes Ltd.	323,430	9,581
	Sapiens International Corp. NV	381,731	9,523
	Isracard Ltd.	3,487,312	9,143
*	Energix-Renewable Energies Ltd.	2,426,749	8,461
*	Hilan Ltd.	210,225	8,288
*	Israel Corp. Ltd.	60,825	7,848
	Formula Systems 1985 Ltd.	115,733	7,726
	FIBI Holdings Ltd.	242,820	7,183
	Oil Refineries Ltd.	25,230,761	6,973
	Bayside Land Corp.	11,605	6,915
	Rami Levy Chain Stores Hashikma Marketing 2006 Ltd.	105,243	6,872
*	Clal Insurance Enterprises Holdings Ltd.	664,696	6,605
*	Partner Communications Co. Ltd.	1,370,536	5,976
	Sella Capital Real Estate Ltd.	2,835,895	5,898
*	AFI Properties Ltd.	188,594	5,739
*	Fattal Holdings 1998 Ltd.	73,986	5,069
	Mega Or Holdings Ltd.	200,199	5,023
*	Allot Ltd.	423,413	4,847
	Big Shopping Centers Ltd.	59,338	4,747
	Kenon Holdings Ltd.	229,100	4,657
	Menora Mivtachim Holdings Ltd.	330,555	4,412
	Delek Group Ltd.	88,559	4,032
*	Brack Capital Properties NV	42,973	3,906
*	Gilat Satellite Networks Ltd.	453,218	3,899
	IDI Insurance Co. Ltd.	118,520	3,643
*	Kamada Ltd.	434,772	3,313
	Migdal Insurance & Financial Holdings Ltd.	4,958,055	3,173
*	Cellcom Israel Ltd. (Registered)	814,595	3,000
	Delek Automotive Systems Ltd.	534,377	2,814
*	Naphtha Israel Petroleum Corp. Ltd.	468,765	2,423
	Delta Galil Industries Ltd.	126,104	2,244
	Norstar Holdings Inc.	154,707	1,987
	Property & Building Corp. Ltd.	13,355	986
*	Teva Pharmaceutical Industries Ltd. ADR	73,120	785
*	Cellcom Israel Ltd.	96,578	355
			1,429,912
Italy (1.5%)
	Enel SPA	135,366,654	924,619
	Eni SPA	43,551,836	414,891
	Intesa Sanpaolo SPA (Registered)	259,476,917	405,176
*	Ferrari NV	2,146,669	335,516
	Assicurazioni Generali SPA	22,286,596	317,956
*	UniCredit SPA	38,906,173	300,465
	Snam SPA	39,650,780	177,870
	Fiat Chrysler Automobiles NV	19,188,462	166,440
	Terna Rete Elettrica Nazionale SPA	24,641,431	154,304
	Atlantia SPA	8,605,416	141,071
	Moncler SPA	3,386,760	127,366
*	FinecoBank Banca Fineco SPA	10,641,597	118,565
*	CNH Industrial NV	17,249,700	107,901
	Exor NV	1,824,194	99,482
	Prysmian SPA	4,365,796	82,374
	Mediobanca Banca di Credito Finanziario SPA	14,007,869	81,435
*,1	Nexi SPA	5,245,562	79,572
*	Davide Campari-Milano SPA	9,694,476	75,349
	Recordati SPA	1,685,700	73,409
*	Telecom Italia SPA (Registered)	181,412,086	72,041
[1]	Poste Italiane SPA	7,989,996	67,970
	DiaSorin SPA	393,245	67,057
[1]	Infrastrutture Wireless Italiane SPA	5,124,959	54,243
	Tenaris SA	7,723,321	53,439
	Hera SPA	14,334,630	53,063
	Unione di Banche Italiane SPA	16,881,093	48,393
	Italgas SPA	8,588,359	48,119

Vanguard® Total International Stock Index Fund

Schedule of Investments

April 30, 2020

		Shares	Market Value ($000)
	Amplifon SPA	2,075,846	47,519
	Leonardo SPA	6,761,359	46,695
	Telecom Italia SPA (Bearer)	109,862,057	43,816
	Interpump Group SPA	1,478,923	43,153
	A2A SPA	26,572,961	36,225
	Azimut Holding SPA	2,069,035	35,260
*	Banco BPM SPA	26,225,827	32,054
	Banca Mediolanum SPA	5,038,282	30,787
	Unipol Gruppo SPA	8,736,291	30,144
	Iren SPA	11,829,324	29,170
[1]	Pirelli & C SPA	7,532,052	29,167
	Reply SPA	369,615	25,875
	IMA Industria Macchine Automatiche SPA	376,149	25,642
	UnipolSai Assicurazioni SPA	10,379,926	25,443
	Buzzi Unicem SPA	1,288,366	25,277
	Banca Generali SPA	1,011,846	25,155
*	Saipem SPA	9,607,602	24,660
	Cerved Group SPA	3,299,035	22,475
	Freni Brembo SPA	2,584,734	21,927
	Astm SPA	1,101,180	21,536
	De' Longhi SPA	1,148,383	20,756
[1]	Enav SPA	4,603,948	20,634
	Brunello Cucinelli SPA	592,605	19,110
	Erg SPA	995,522	17,887
[1]	Anima Holding SPA	4,876,532	17,264
^	BPER Banca SPA	6,904,551	17,071
	Societa Cattolica di Assicurazioni SCPA	2,936,097	16,267
[1]	Technogym SPA	2,174,034	16,081
	Salvatore Ferragamo SPA	1,221,829	15,168
*,1	Banca Farmafactoring SPA	2,486,877	12,841
	Banca Popolare di Sondrio SCPA	7,933,327	12,595
*,^	Mediaset SPA	5,981,842	12,161
	Autogrill SPA	2,286,760	11,844
	Acea SPA	706,913	11,816
	Tamburi Investment Partners SPA	1,672,073	10,816
	Falck Renewables SPA	2,125,766	10,448
[1]	Carel Industries SPA	645,329	9,612
	Saras SPA	9,749,359	9,207
*,^	Juventus Football Club SPA	8,464,315	8,389
[1]	RAI Way SPA	1,452,555	7,831
	Marr SPA	594,247	7,829
	Italmobiliare SPA	229,668	6,873
^	Tod's SPA	210,763	6,454
*,^	Fincantieri SPA	8,270,582	6,410
	CIR SPA-Compagnie Industriali	14,396,284	6,387
	Piaggio & C SPA	2,764,231	6,337
*,^	Banca Monte dei Paschi di Siena SPA	5,071,683	6,188
*,^	Salini Impregilo SPA	4,060,170	6,010
*	Banca IFIS SPA	598,218	5,851
	Zignago Vetro SPA	457,570	5,686
	Buzzi Unicem SPA Saving Shares	518,377	5,417
[1]	doValue SPA	724,870	5,344
	Credito Emiliano SPA	1,140,895	5,057
	Danieli & C Officine Meccaniche SPA	384,567	4,888
^	Maire Tecnimont SPA	2,475,296	4,802
^	Datalogic SPA	322,342	4,423
	Cementir Holding NV	707,173	4,332
	Danieli & C Officine Meccaniche SPA Saving Shares	387,431	2,877
*,^,1	Ovs SPA	3,002,066	2,587
	Immobiliare Grande Distribuzione SIIQ SPA	644,947	2,554
*	Arnoldo Mondadori Editore SPA	1,771,526	2,410
	Biesse SPA	221,028	1,997
	Cairo Communication SPA	959,477	1,730
	DeA Capital SPA	1,211,993	1,720

Vanguard® Total International Stock Index Fund

Schedule of Investments

April 30, 2020

		Shares	Market Value ($000)
	Rizzoli Corriere Della Sera Mediagroup SPA	1,704,117	1,332
	STMicroelectronics NV (MTAA)	51,687	1,331
^	Geox SPA	979,539	783
*,§	Gemina SPA CVR Exp. 12/31/2049	315,232	—
			5,665,473
Japan (17.4%)
	Toyota Motor Corp.	42,898,007	2,652,249
	Sony Corp.	21,414,798	1,378,130
	SoftBank Group Corp.	28,270,443	1,211,746
	Keyence Corp.	3,138,166	1,120,363
	Takeda Pharmaceutical Co. Ltd.	25,055,297	903,530
	Mitsubishi UFJ Financial Group Inc.	217,392,172	878,264
	KDDI Corp.	29,807,889	863,364
	Shin-Etsu Chemical Co. Ltd.	6,951,684	766,785
	Nintendo Co. Ltd.	1,856,555	766,617
	Daiichi Sankyo Co. Ltd.	11,101,015	763,098
	Honda Motor Co. Ltd.	30,059,547	729,971
	Recruit Holdings Co. Ltd.	21,999,149	641,742
	Kao Corp.	8,196,083	632,052
	Sumitomo Mitsui Financial Group Inc.	22,605,081	594,451
	Daikin Industries Ltd.	4,620,863	593,000
	NTT DOCOMO Inc.	20,020,077	590,016
	Hoya Corp.	6,414,748	584,982
	Murata Manufacturing Co. Ltd.	9,920,391	558,984
	Tokyo Electron Ltd.	2,592,133	552,075
	FANUC Corp.	3,346,619	546,213
	Tokio Marine Holdings Inc.	11,474,130	538,317
	Astellas Pharma Inc.	32,501,093	537,540
	Mizuho Financial Group Inc.	442,195,306	514,901
	Central Japan Railway Co.	3,139,615	494,032
	Nippon Telegraph & Telephone Corp.	21,145,806	481,567
	Hitachi Ltd.	16,119,812	478,427
	Nidec Corp.	8,117,182	472,534
	ITOCHU Corp.	23,589,401	462,473
	East Japan Railway Co.	6,271,028	457,910
	SMC Corp.	999,528	451,809
	Chugai Pharmaceutical Co. Ltd.	3,780,600	450,654
	Seven & i Holdings Co. Ltd.	13,449,585	445,411
	Mitsubishi Corp.	20,947,623	444,257
	Mitsubishi Electric Corp.	34,407,916	423,377
	Fast Retailing Co. Ltd.	891,852	422,958
^	Oriental Land Co. Ltd.	3,280,806	414,843
	Mitsui & Co. Ltd.	29,418,157	410,629
	Shiseido Co. Ltd.	6,766,714	397,837
	Japan Tobacco Inc.	20,627,994	384,156
	Softbank Corp.	27,925,856	380,294
	Terumo Corp.	11,425,939	379,143
	Canon Inc.	17,583,557	369,872
	Mitsubishi Estate Co. Ltd.	20,083,434	324,912
	Fujitsu Ltd.	3,339,218	324,400
	Eisai Co. Ltd.	4,611,289	321,918
	Bridgestone Corp.	10,005,818	311,454
	Mitsui Fudosan Co. Ltd.	16,422,824	301,966
	Komatsu Ltd.	15,946,684	301,726
	FUJIFILM Holdings Corp.	6,295,519	299,872
	Olympus Corp.	18,430,442	292,433
	Otsuka Holdings Co. Ltd.	7,343,524	288,630
	Daiwa House Industry Co. Ltd.	11,371,483	288,157
	Kyocera Corp.	5,330,969	284,836
	Panasonic Corp.	37,181,243	283,432
	Secom Co. Ltd.	3,382,562	281,494
	Denso Corp.	7,908,517	277,998
	M3 Inc.	7,384,049	266,520
	Kirin Holdings Co. Ltd.	13,800,015	266,316

Vanguard® Total International Stock Index Fund

Schedule of Investments

April 30, 2020

		Shares	Market Value ($000)
	Shionogi & Co. Ltd.	4,812,106	265,761
	ORIX Corp.	22,337,822	262,860
	Suzuki Motor Corp.	7,877,416	251,410
	Unicharm Corp.	6,759,109	249,097
^	Aeon Co. Ltd.	12,199,053	245,586
	MS&AD Insurance Group Holdings Inc.	8,450,400	243,457
	Kubota Corp.	19,152,918	237,854
	Dai-ichi Life Holdings Inc.	18,904,081	236,910
	Sysmex Corp.	3,305,470	228,366
	Asahi Group Holdings Ltd.	6,638,177	228,256
	Nomura Holdings Inc.	53,092,704	220,314
	Sumitomo Corp.	19,458,744	220,121
	Subaru Corp.	10,651,332	213,181
	Shimano Inc.	1,367,636	201,529
	Nitori Holdings Co. Ltd.	1,298,266	198,993
	West Japan Railway Co.	3,165,024	195,591
	Omron Corp.	3,298,773	193,754
	Sompo Holdings Inc.	5,966,031	193,511
	Toshiba Corp.	7,727,027	191,613
	Sumitomo Mitsui Trust Holdings Inc.	6,440,003	187,512
	JXTG Holdings Inc.	52,380,941	185,709
	Sumitomo Realty & Development Co. Ltd.	6,898,460	184,758
	Japan Post Holdings Co. Ltd.	23,003,148	184,000
	Ono Pharmaceutical Co. Ltd.	7,555,706	182,034
	TDK Corp.	2,076,609	179,020
	Z Holdings Corp.	45,429,408	175,327
	Obic Co. Ltd.	1,166,145	174,993
	Japan Exchange Group Inc.	9,381,900	174,507
	Sekisui House Ltd.	10,113,217	173,489
	Pan Pacific International Holdings Corp.	8,890,120	172,234
^	Bandai Namco Holdings Inc.	3,408,432	170,307
	NEC Corp.	4,373,460	167,831
	Advantest Corp.	3,429,442	166,401
	Chubu Electric Power Co. Inc.	12,204,528	165,054
	MEIJI Holdings Co. Ltd.	2,340,416	162,551
	Tokyo Gas Co. Ltd.	7,386,517	162,104
	Nippon Paint Holdings Co. Ltd.	2,697,881	155,925
	Asahi Kasei Corp.	21,767,970	154,432
	Ajinomoto Co. Inc.	8,569,596	152,631
	Kintetsu Group Holdings Co. Ltd.	3,132,592	149,646
	Kikkoman Corp.	3,194,828	146,802
^	Yaskawa Electric Corp.	4,487,867	146,326
	Toyota Industries Corp.	2,800,196	140,944
	Makita Corp.	4,257,842	138,646
	Nitto Denko Corp.	2,728,341	136,290
	Sumitomo Electric Industries Ltd.	13,186,795	135,672
	Marubeni Corp.	27,224,164	131,107
	Hankyu Hanshin Holdings Inc.	3,830,537	131,054
	Kansai Electric Power Co. Inc.	12,739,934	130,548
	Tokyu Corp.	8,591,154	129,314
	Osaka Gas Co. Ltd.	6,924,859	128,953
	Mitsubishi Heavy Industries Ltd.	4,974,579	127,566
	Mitsubishi Chemical Holdings Corp.	22,340,710	126,976
	Yakult Honsha Co. Ltd.	2,144,389	124,569
	Toray Industries Inc.	26,505,466	121,520
	Resona Holdings Inc.	38,743,590	120,998
	Tobu Railway Co. Ltd.	3,558,485	120,704
	Nippon Steel Corp.	14,258,101	119,962
	MINEBEA MITSUMI Inc.	7,312,412	118,894
	Daifuku Co. Ltd.	1,685,196	117,931
	Odakyu Electric Railway Co. Ltd.	5,338,264	117,721
	Rakuten Inc.	13,781,125	116,853
	Shimadzu Corp.	4,683,705	116,642
	MISUMI Group Inc.	4,883,018	115,988

Vanguard® Total International Stock Index Fund

Schedule of Investments

April 30, 2020

		Shares	Market Value ($000)
	Nexon Co. Ltd.	7,111,437	114,821
	Nissan Motor Co. Ltd.	33,636,414	114,491
	Keio Corp.	2,011,165	113,767
	Yamaha Corp.	2,773,554	111,955
	NTT Data Corp.	10,965,738	111,896
	Santen Pharmaceutical Co. Ltd.	6,273,638	111,054
	Daiwa Securities Group Inc.	26,559,090	110,444
	Nomura Research Institute Ltd.	4,508,937	110,383
	Taisei Corp.	3,511,312	109,455
	Yamato Holdings Co. Ltd.	6,239,575	108,903
	Daito Trust Construction Co. Ltd.	1,133,779	107,806
	Disco Corp.	482,591	107,769
	Dai Nippon Printing Co. Ltd.	4,998,189	105,382
	Obayashi Corp.	11,859,113	103,656
	Sumitomo Metal Mining Co. Ltd.	4,149,781	103,425
	SG Holdings Co. Ltd.	3,707,567	103,156
	Inpex Corp.	15,930,892	102,835
	Trend Micro Inc.	2,017,117	102,332
	Kyowa Kirin Co. Ltd.	4,374,419	101,529
	Kobayashi Pharmaceutical Co. Ltd.	1,078,067	99,934
	Nissin Foods Holdings Co. Ltd.	1,210,993	99,548
	Nagoya Railroad Co. Ltd.	3,427,449	98,081
	Hamamatsu Photonics KK	2,225,950	97,295
	Lion Corp.	4,430,033	93,130
	Idemitsu Kosan Co. Ltd.	4,097,730	93,113
	Rohm Co. Ltd.	1,470,889	92,995
	Toyota Tsusho Corp.	3,888,599	92,565
*	Tokyo Electric Power Co. Holdings Inc.	27,231,800	91,671
	Nissan Chemical Corp.	2,362,966	90,664
	TOTO Ltd.	2,534,104	88,205
	Aisin Seiki Co. Ltd.	3,023,851	87,085
	Asahi Intecc Co. Ltd.	3,282,947	86,969
	Lasertec Corp.	1,305,409	86,335
	Tsuruha Holdings Inc.	638,960	85,674
	T&D Holdings Inc.	9,654,099	83,448
	Suntory Beverage & Food Ltd.	2,202,620	82,947
^	Kajima Corp.	7,950,024	82,607
	Otsuka Corp.	1,789,755	81,036
	Sumitomo Chemical Co. Ltd.	26,408,620	81,001
	Ricoh Co. Ltd.	11,821,510	80,581
	AGC Inc.	3,233,099	79,729
	TIS Inc.	4,166,367	79,450
	Tohoku Electric Power Co. Inc.	8,392,678	78,992
	Oji Holdings Corp.	15,450,699	78,451
	Sekisui Chemical Co. Ltd.	6,155,376	78,014
	Dentsu Group Inc.	3,734,268	77,986
	Keihan Holdings Co. Ltd.	1,723,511	77,464
	Toho Gas Co. Ltd.	1,567,031	76,996
	Toyo Suisan Kaisha Ltd.	1,597,984	76,842
	Koito Manufacturing Co. Ltd.	2,009,351	75,688
	Hikari Tsushin Inc.	389,208	75,324
	Shimizu Corp.	9,756,082	74,927
	Toppan Printing Co. Ltd.	5,023,848	74,630
	Hitachi Chemical Co. Ltd.	1,729,556	74,192
	Kyushu Railway Co.	2,735,088	73,582
	SBI Holdings Inc.	3,928,440	73,373
	Nihon M&A Center Inc.	2,241,151	73,112
	Keisei Electric Railway Co. Ltd.	2,415,161	72,852
	Keikyu Corp.	4,372,662	71,868
	Miura Co. Ltd.	1,723,222	71,103
	CyberAgent Inc.	1,679,446	70,513
	Brother Industries Ltd.	4,154,822	70,418
	Nisshin Seifun Group Inc.	4,510,437	70,084
	Hoshizaki Corp.	919,514	70,073

Vanguard® Total International Stock Index Fund
Schedule of Investments
April 30, 2020

		Shares	Market Value ($000)
	Chugoku Electric Power Co. Inc.	5,094,998	68,554
^	FamilyMart Co. Ltd.	4,012,370	68,040
	Isuzu Motors Ltd.	8,951,468	68,027
	Pigeon Corp.	1,886,233	67,169
^	Japan Post Bank Co. Ltd.	7,066,331	65,612
	MonotaRO Co. Ltd.	2,039,904	65,545
	Hirose Electric Co. Ltd.	594,754	65,302
	Kyushu Electric Power Co. Inc.	8,230,449	65,218
	Toho Co. Ltd.	1,988,814	65,129
	Yamada Denki Co. Ltd.	13,724,735	65,085
*	Renesas Electronics Corp.	12,287,045	64,881
	Kansai Paint Co. Ltd.	3,398,439	64,552
	Nippon Shinyaku Co. Ltd.	906,928	63,688
	Welcia Holdings Co. Ltd.	874,513	63,488
	Yamaha Motor Co. Ltd.	4,890,871	62,925
	Hulic Co. Ltd.	6,350,703	62,808
	Kose Corp.	501,458	62,688
	GMO Payment Gateway Inc.	696,906	62,129
	NH Foods Ltd.	1,738,762	61,719
	Azbil Corp.	2,343,268	61,626
	Tosoh Corp.	5,027,845	61,449
	Concordia Financial Group Ltd.	19,960,017	61,157
	Kuraray Co. Ltd.	6,103,060	61,052
	Alfresa Holdings Corp.	3,041,799	60,658
	Nippon Express Co. Ltd.	1,241,327	60,629
	Mitsui Chemicals Inc.	3,067,685	60,228
	NGK Insulators Ltd.	4,602,730	60,217
	JSR Corp.	3,185,478	59,922
	JFE Holdings Inc.	9,007,974	59,777
	Stanley Electric Co. Ltd.	2,607,674	59,414
	Casio Computer Co. Ltd.	3,761,149	59,358
	Hisamitsu Pharmaceutical Co. Inc.	1,256,713	59,211
	USS Co. Ltd.	3,736,719	59,170
	Oracle Corp. Japan	574,613	59,155
	Marui Group Co. Ltd.	3,605,384	59,016
	Taiyo Yuden Co. Ltd.	2,108,081	58,779
	Nabtesco Corp.	2,050,191	58,667
	Electric Power Development Co. Ltd.	2,919,806	58,437
	Yokogawa Electric Corp.	4,233,061	57,698
	SUMCO Corp.	3,983,308	56,711
	Sohgo Security Services Co. Ltd.	1,184,996	56,527
	Mazda Motor Corp.	9,971,820	56,374
	Ito En Ltd.	1,014,420	56,353
	LIXIL Group Corp.	4,661,484	55,918
*	PeptiDream Inc.	1,493,059	55,689
	Nikon Corp.	5,947,632	55,324
	Square Enix Holdings Co. Ltd.	1,347,926	55,246
	Shizuoka Bank Ltd.	9,073,896	55,090
	Showa Denko KK	2,489,954	54,500
^	Takeda Pharmaceutical Co. Ltd. ADR	3,034,952	54,447
	COMSYS Holdings Corp.	1,978,512	54,405
	NSK Ltd.	7,838,930	54,258
	Kurita Water Industries Ltd.	1,919,205	53,544
	Seiko Epson Corp.	4,694,744	53,312
	Haseko Corp.	4,887,897	53,066
	Itochu Techno-Solutions Corp.	1,734,119	52,985
	Fuji Electric Co. Ltd.	2,218,392	52,914
	NGK Spark Plug Co. Ltd.	3,504,987	52,477
	Tokyu Fudosan Holdings Corp.	10,612,897	51,921
	Sony Financial Holdings Inc.	2,730,852	51,768
	Konami Holdings Corp.	1,648,394	51,758
	Teijin Ltd.	3,242,983	51,718
	Chiba Bank Ltd.	11,108,614	51,544
	Suzuken Co. Ltd.	1,319,762	50,862

Vanguard® Total International Stock Index Fund
Schedule of Investments
April 30, 2020

		Shares	Market Value ($000)
	Amada Co. Ltd.	5,613,083	50,737
	Rohto Pharmaceutical Co. Ltd.	1,708,440	49,708
	MediPal Holdings Corp.	2,573,440	49,645
	Sojitz Corp.	21,372,293	49,463
	Rinnai Corp.	649,784	49,218
	Ibiden Co. Ltd.	1,920,530	49,089
^	Skylark Holdings Co. Ltd.	3,296,913	48,733
^	Anritsu Corp.	2,385,951	48,567
	Capcom Co. Ltd.	1,582,531	48,508
	Ryohin Keikaku Co. Ltd.	4,071,953	48,462
	THK Co. Ltd.	2,016,210	48,197
	Taisho Pharmaceutical Holdings Co. Ltd.	766,905	47,913
	Nichirei Corp.	1,888,698	47,247
	Nihon Kohden Corp.	1,315,987	47,072
	Hakuhodo DY Holdings Inc.	4,227,087	46,828
	Kakaku.com Inc.	2,284,916	46,625
	Mitsubishi Materials Corp.	2,248,574	46,056
	Matsumotokiyoshi Holdings Co. Ltd.	1,337,394	46,031
	Kyowa Exeo Corp.	1,855,922	45,214
	Seibu Holdings Inc.	3,743,986	44,917
	Bank of Kyoto Ltd.	1,302,253	44,574
*	LINE Corp.	906,246	44,330
	Coca-Cola Bottlers Japan Holdings Inc.	2,468,519	44,201
	Nankai Electric Railway Co. Ltd.	1,966,709	43,905
	Lawson Inc.	842,680	43,802
	Hitachi Construction Machinery Co. Ltd.	1,861,396	43,673
	Air Water Inc.	3,225,247	43,482
	Fukuoka Financial Group Inc.	3,008,094	42,975
	Sega Sammy Holdings Inc.	3,538,811	42,865
	Sumitomo Heavy Industries Ltd.	1,998,981	42,127
	Japan Post Insurance Co. Ltd.	3,293,634	42,082
	NET One Systems Co. Ltd.	1,445,559	41,672
	Taiheiyo Cement Corp.	2,105,202	41,327
	ANA Holdings Inc.	1,944,180	41,314
	Cosmos Pharmaceutical Corp.	153,676	41,137
	House Foods Group Inc.	1,296,456	40,832
	NOF Corp.	1,228,856	40,720
	Calbee Inc.	1,343,410	40,648
	Sumitomo Dainippon Pharma Co. Ltd.	2,934,624	40,602
	Shinsei Bank Ltd.	3,352,394	40,440
	Ezaki Glico Co. Ltd.	913,231	40,109
	Relo Group Inc.	1,846,774	40,006
	Daicel Corp.	4,908,832	39,847
	Sundrug Co. Ltd.	1,159,365	39,695
	Yamazaki Baking Co. Ltd.	2,244,197	39,686
	Kawasaki Heavy Industries Ltd.	2,605,671	39,372
	Tokyo Tatemono Co. Ltd.	3,492,862	39,283
	Taiyo Nippon Sanso Corp.	2,521,745	39,114
	Mitsubishi Gas Chemical Co. Inc.	3,183,587	39,002
	Kewpie Corp.	1,949,799	38,719
	Mebuki Financial Group Inc.	18,148,492	38,124
	Sugi Holdings Co. Ltd.	630,961	38,048
	Mitsubishi UFJ Lease & Finance Co. Ltd.	7,882,670	37,640
	Sawai Pharmaceutical Co. Ltd.	687,709	37,552
	Kinden Corp.	2,329,162	37,479
^	Nippon Yusen KK	2,831,404	37,271
	Benesse Holdings Inc.	1,306,340	37,201
	Ebara Corp.	1,678,618	37,008
	Isetan Mitsukoshi Holdings Ltd.	6,067,325	36,910
	Justsystems Corp.	601,939	36,810
	Horiba Ltd.	694,231	36,734
	Denka Co. Ltd.	1,517,906	36,672
	Aozora Bank Ltd.	2,053,867	36,551
	JGC Holdings Corp.	3,778,671	36,490

Vanguard® Total International Stock Index Fund
Schedule of Investments
April 30, 2020

		Shares	Market Value ($000)
	TechnoPro Holdings Inc.	633,777	36,104
	Sotetsu Holdings Inc.	1,406,761	36,070
	Kagome Co. Ltd.	1,411,772	36,054
	Alps Alpine Co. Ltd.	3,468,722	35,778
	J Front Retailing Co. Ltd.	4,297,379	35,058
	Japan Airlines Co. Ltd.	1,947,137	34,733
	DIC Corp.	1,493,055	34,672
	Sankyu Inc.	900,764	34,614
	Kaken Pharmaceutical Co. Ltd.	627,630	34,546
	SHO-BOND Holdings Co. Ltd.	850,497	34,133
^	Mitsui OSK Lines Ltd.	1,958,317	33,966
	K's Holdings Corp.	3,114,327	33,929
	Persol Holdings Co. Ltd.	2,944,005	33,858
	Iida Group Holdings Co. Ltd.	2,524,159	33,527
	Goldwin Inc.	622,417	33,509
	Tsumura & Co.	1,210,533	33,486
	Zensho Holdings Co. Ltd.	1,700,032	33,464
	SCSK Corp.	737,956	33,407
	Hitachi Metals Ltd.	3,453,497	33,277
^	Nishi-Nippon Railroad Co. Ltd.	1,355,748	33,185
	Nihon Unisys Ltd.	1,142,270	33,035
	Seino Holdings Co. Ltd.	2,772,959	33,012
	Japan Airport Terminal Co. Ltd.	813,202	32,977
	Nomura Real Estate Holdings Inc.	2,015,901	32,779
	Seven Bank Ltd.	12,060,406	32,694
	Sumitomo Rubber Industries Ltd.	3,324,904	32,273
	Ube Industries Ltd.	1,922,468	32,239
	SCREEN Holdings Co. Ltd.	662,766	32,011
	Mitsubishi Motors Corp.	11,188,256	31,706
	Ship Healthcare Holdings Inc.	695,238	31,443
	Kamigumi Co. Ltd.	1,784,599	31,419
	FP Corp.	413,610	31,201
	Credit Saison Co. Ltd.	2,720,861	30,901
	Konica Minolta Inc.	7,908,623	30,603
	Sumitomo Forestry Co. Ltd.	2,449,330	30,259
	Park24 Co. Ltd.	1,926,067	30,241
	Tokyo Ohka Kogyo Co. Ltd.	695,998	29,934
	Sharp Corp.	2,710,468	29,837
	Morinaga & Co. Ltd.	723,664	29,739
	PALTAC Corp.	565,670	29,542
	JTEKT Corp.	4,017,957	29,434
	Nifco Inc.	1,523,314	29,413
	Nippon Kayaku Co. Ltd.	3,024,546	29,259
	Rengo Co. Ltd.	3,717,343	28,961
^	Kyushu Financial Group Inc.	6,846,330	28,882
	Fancl Corp.	1,190,779	28,547
	Morinaga Milk Industry Co. Ltd.	732,931	28,407
	Asics Corp.	2,994,006	28,390
	Hachijuni Bank Ltd.	7,948,974	28,385
	Hino Motors Ltd.	4,730,851	28,143
	Tokyo Century Corp.	822,156	28,105
	Mabuchi Motor Co. Ltd.	907,188	28,091
	Koei Tecmo Holdings Co. Ltd.	1,062,647	27,954
	Sanwa Holdings Corp.	3,602,235	27,952
	Kaneka Corp.	1,080,011	27,935
	ZOZO Inc.	1,730,968	27,930
^	Tokai Carbon Co. Ltd.	3,366,751	27,842
*	Ain Holdings Inc.	493,816	27,700
	Nippon Shokubai Co. Ltd.	585,080	27,631
	Penta-Ocean Construction Co. Ltd.	5,430,330	27,433
	Aeon Mall Co. Ltd.	2,153,120	27,066
	Acom Co. Ltd.	6,675,327	26,970
	Chugoku Bank Ltd.	2,928,011	26,961
	Aica Kogyo Co. Ltd.	931,950	26,856

Vanguard® Total International Stock Index Fund
Schedule of Investments
April 30, 2020

		Shares	Market Value ($000)
	Toyo Seikan Group Holdings Ltd.	2,641,624	26,799
	Sushiro Global Holdings Ltd.	1,737,312	26,795
	TS Tech Co. Ltd.	979,760	26,566
	IHI Corp.	2,134,337	26,454
	Mitsubishi Logistics Corp.	1,191,316	26,303
	Amano Corp.	1,259,528	25,860
	Nippon Paper Industries Co. Ltd.	1,808,775	25,830
	Tokuyama Corp.	1,223,356	25,813
	Zenkoku Hosho Co. Ltd.	880,408	25,653
	Infomart Corp.	3,696,092	25,520
	Iwatani Corp.	744,067	25,419
	Iyo Bank Ltd.	4,691,154	25,132
	Toyoda Gosei Co. Ltd.	1,348,678	25,119
	Maruichi Steel Tube Ltd.	1,110,007	24,958
	Bic Camera Inc.	2,668,382	24,703
	Shimamura Co. Ltd.	389,810	24,576
	Fuji Corp.	1,467,617	24,573
	Nipro Corp.	2,187,445	24,466
	NOK Corp.	2,095,315	24,402
	Yaoko Co. Ltd.	393,176	24,371
	JCR Pharmaceuticals Co. Ltd.	250,258	23,971
	Toda Corp.	4,115,279	23,906
^	Mani Inc.	1,071,658	23,869
	Yokohama Rubber Co. Ltd.	1,875,654	23,856
	Miraca Holdings Inc.	950,559	23,802
	ABC-Mart Inc.	465,883	23,676
	Gunma Bank Ltd.	7,380,291	23,629
	GMO internet Inc.	1,083,589	23,585
	Pola Orbis Holdings Inc.	1,310,854	23,393
	Sankyo Co. Ltd.	851,195	23,371
^	Yoshinoya Holdings Co. Ltd.	1,128,722	23,326
	Ulvac Inc.	845,403	23,302
^	Nitto Boseki Co. Ltd.	492,414	23,288
	Yamaguchi Financial Group Inc.	4,313,492	23,247
	Takashimaya Co. Ltd.	2,570,485	23,230
	Takara Holdings Inc.	3,155,313	23,221
	Zeon Corp.	2,639,170	23,125
	Open House Co. Ltd.	1,056,576	23,031
	Glory Ltd.	1,015,107	22,814
	DeNA Co. Ltd.	1,845,893	22,723
	Hazama Ando Corp.	3,626,709	22,586
	Tokyo Seimitsu Co. Ltd.	697,152	22,551
	Dowa Holdings Co. Ltd.	814,183	22,519
	Sapporo Holdings Ltd.	1,168,516	22,244
	Shikoku Electric Power Co. Inc.	2,862,384	22,125
	Kyudenko Corp.	783,892	21,978
	Kusuri no Aoki Holdings Co. Ltd.	279,163	21,960
	Sumitomo Osaka Cement Co. Ltd.	672,144	21,872
^	Hiroshima Bank Ltd.	5,263,775	21,870
	Daido Steel Co. Ltd.	662,153	21,868
	Daiichikosho Co. Ltd.	726,686	21,811
	Ushio Inc.	2,058,942	21,711
	Lintec Corp.	1,009,933	21,673
	Nippon Gas Co. Ltd.	656,814	21,661
	Nagase & Co. Ltd.	1,796,789	21,613
	Hokuriku Electric Power Co.	3,167,898	21,351
	Inaba Denki Sangyo Co. Ltd.	1,003,720	21,234
	Toyo Tire Corp.	1,808,996	21,182
	Furukawa Electric Co. Ltd.	1,121,814	21,115
	Nippon Electric Glass Co. Ltd.	1,447,621	21,089
	Meitec Corp.	477,426	21,080
	Nippo Corp.	935,743	21,044
	AEON Financial Service Co. Ltd.	2,022,384	21,031
	Izumi Co. Ltd.	716,348	20,969

Vanguard® Total International Stock Index Fund
Schedule of Investments
April 30, 2020

		Shares	Market Value ($000)
	Nichias Corp.	1,050,284	20,880
	Digital Garage Inc.	578,805	20,738
	ADEKA Corp.	1,645,162	20,659
	Takasago Thermal Engineering Co. Ltd.	1,307,439	20,609
	Nippon Suisan Kaisha Ltd.	4,619,803	20,556
	Toho Holdings Co. Ltd.	989,875	20,500
	GS Yuasa Corp.	1,439,104	20,451
	Jeol Ltd.	688,413	20,355
	OKUMA Corp.	530,575	20,005
	Daiwabo Holdings Co. Ltd.	324,387	19,984
	NHK Spring Co. Ltd.	3,013,338	19,939
	SMS Co. Ltd.	908,386	19,799
	Wacoal Holdings Corp.	980,246	19,770
	Shochiku Co. Ltd.	180,340	19,660
	Pilot Corp.	585,680	19,622
	Toyobo Co. Ltd.	1,675,790	19,521
	Fuji Oil Holdings Inc.	834,088	19,459
	Nishimatsu Construction Co. Ltd.	1,024,434	19,398
	As One Corp.	216,712	19,360
	Duskin Co. Ltd.	747,767	19,323
^	Daio Paper Corp.	1,411,791	19,264
	Benefit One Inc.	1,091,948	19,170
	Maeda Corp.	2,389,079	19,164
	Shiga Bank Ltd.	813,562	19,162
	Ariake Japan Co. Ltd.	331,892	19,140
	Menicon Co. Ltd.	439,165	19,060
	Cosmo Energy Holdings Co. Ltd.	1,261,109	18,946
	Toagosei Co. Ltd.	2,062,818	18,873
	Mirait Holdings Corp.	1,458,182	18,836
	Nisshinbo Holdings Inc.	2,668,564	18,606
	OSG Corp.	1,431,631	18,600
	Shimachu Co. Ltd.	743,328	18,564
	Hitachi Transport System Ltd.	756,109	18,352
	Fukuyama Transporting Co. Ltd.	528,147	18,303
	Fujitec Co. Ltd.	1,281,968	18,287
	Keihin Corp.	757,990	18,081
	Showa Corp.	857,407	18,017
	Jafco Co. Ltd.	561,938	18,001
	Hokuhoku Financial Group Inc.	2,210,227	17,959
	Kandenko Co. Ltd.	2,144,550	17,946
	Takara Bio Inc.	803,512	17,930
	Kokuyo Co. Ltd.	1,466,188	17,925
	Nippon Light Metal Holdings Co. Ltd.	11,306,702	17,807
^	Kobe Bussan Co. Ltd.	368,054	17,780
	Megmilk Snow Brand Co. Ltd.	778,716	17,768
	Mitsui Mining & Smelting Co. Ltd.	944,413	17,620
	Systena Corp.	1,252,396	17,607
	NEC Networks & System Integration Corp.	408,664	17,586
	TOKAI Holdings Corp.	1,921,929	17,370
	Internet Initiative Japan Inc.	508,027	17,365
	Heiwa Corp.	1,029,557	17,336
	Fujitsu General Ltd.	1,040,482	17,226
	DMG Mori Co. Ltd.	1,684,189	17,220
	Heiwa Real Estate Co. Ltd.	639,004	17,158
	Kenedix Inc.	3,782,896	17,095
	Canon Marketing Japan Inc.	885,464	17,042
	Citizen Watch Co. Ltd.	4,806,763	16,965
	Nikkon Holdings Co. Ltd.	870,111	16,895
	Sakata Seed Corp.	522,868	16,892
	Mochida Pharmaceutical Co. Ltd.	431,706	16,891
*	Kobe Steel Ltd.	5,043,672	16,869
	NSD Co. Ltd.	1,184,162	16,768
	DCM Holdings Co. Ltd.	1,705,339	16,663
	CKD Corp.	983,720	16,400

Vanguard® Total International Stock Index Fund
Schedule of Investments
April 30, 2020

		Shares	Market Value ($000)
	Tadano Ltd.	2,134,524	16,282
	Kumagai Gumi Co. Ltd.	740,556	16,226
	Fuyo General Lease Co. Ltd.	322,670	16,133
^	Sanrio Co. Ltd.	1,086,136	16,130
	Nihon Parkerizing Co. Ltd.	1,567,499	16,041
	Trusco Nakayama Corp.	737,890	15,962
	77 Bank Ltd.	1,190,990	15,881
	cocokara fine Inc.	334,015	15,753
	Toei Co. Ltd.	126,426	15,702
	Asahi Holdings Inc.	693,156	15,663
	Senko Group Holdings Co. Ltd.	1,915,800	15,613
	Topcon Corp.	1,891,724	15,533
	Nishi-Nippon Financial Holdings Inc.	2,656,775	15,505
	Oki Electric Industry Co. Ltd.	1,610,732	15,494
	Elecom Co. Ltd.	392,650	15,485
	Maruha Nichiro Corp.	734,391	15,369
	Toyota Boshoku Corp.	1,224,460	15,287
	Japan Material Co. Ltd.	1,047,103	15,158
	Katitas Co. Ltd.	867,432	15,139
	Kanematsu Corp.	1,535,111	15,133
	Kiyo Bank Ltd.	1,019,343	15,063
	Daishi Hokuetsu Financial Group Inc.	687,250	14,934
	Hitachi Capital Corp.	771,727	14,926
	Sumitomo Bakelite Co. Ltd.	576,808	14,898
	Takuma Co. Ltd.	1,371,872	14,832
	Shinko Electric Industries Co. Ltd.	1,187,485	14,822
*,^	Kawasaki Kisen Kaisha Ltd.	1,502,139	14,778
	NS Solutions Corp.	583,479	14,738
	Toshiba TEC Corp.	450,948	14,684
	Kureha Corp.	363,409	14,657
	JINS Holdings Inc.	277,043	14,614
	San-A Co. Ltd.	360,598	14,527
	Milbon Co. Ltd.	329,654	14,469
	Japan Elevator Service Holdings Co. Ltd.	568,322	14,454
	Fujikura Ltd.	4,896,849	14,398
	NTN Corp.	7,487,964	14,362
	DTS Corp.	748,945	14,354
	Japan Lifeline Co. Ltd.	1,220,272	14,350
	Daiseki Co. Ltd.	641,698	14,177
	EDION Corp.	1,619,326	14,076
	Japan Steel Works Ltd.	1,142,711	14,029
	Matsui Securities Co. Ltd.	1,920,443	14,018
	Sangetsu Corp.	940,357	13,995
	Autobacs Seven Co. Ltd.	1,197,515	13,984
	Nissin Kogyo Co. Ltd.	672,875	13,961
	Yamato Kogyo Co. Ltd.	706,546	13,866
	Paramount Bed Holdings Co. Ltd.	335,056	13,822
	Fuji Soft Inc.	390,177	13,735
^	Colowide Co. Ltd.	983,473	13,543
	Fuji Seal International Inc.	778,613	13,516
	Kotobuki Spirits Co. Ltd.	343,683	13,424
	KYORIN Holdings Inc.	644,744	13,398
	Tomy Co. Ltd.	1,657,508	13,387
	BayCurrent Consulting Inc.	235,607	13,352
	Arcs Co. Ltd.	710,811	13,337
	San-In Godo Bank Ltd.	2,529,251	13,268
	Taikisha Ltd.	455,070	13,253
	Awa Bank Ltd.	607,171	13,211
	Ogaki Kyoritsu Bank Ltd.	641,200	13,083
	Nisshin Oillio Group Ltd.	396,954	13,054
	Hogy Medical Co. Ltd.	416,839	13,034
	Hokkaido Electric Power Co. Inc.	3,400,257	13,012
	Tsubakimoto Chain Co.	554,913	12,997
	Nippon Flour Mills Co. Ltd.	818,607	12,887

Vanguard® Total International Stock Index Fund
Schedule of Investments
April 30, 2020

		Shares	Market Value ($000)
	Kumiai Chemical Industry Co. Ltd.	1,595,088	12,874
	Mizuho Leasing Co. Ltd.	669,360	12,869
	Okumura Corp.	602,998	12,866
	Noevir Holdings Co. Ltd.	274,406	12,854
^	H2O Retailing Corp.	1,631,745	12,798
	Resorttrust Inc.	1,237,900	12,692
	Ichibanya Co. Ltd.	305,315	12,682
	Okinawa Electric Power Co. Inc.	690,102	12,585
	Earth Corp.	216,129	12,536
	Itoham Yonekyu Holdings Inc.	2,154,288	12,498
	Mandom Corp.	650,229	12,495
	ZERIA Pharmaceutical Co. Ltd.	641,768	12,468
	Kohnan Shoji Co. Ltd.	536,562	12,453
^	Atom Corp.	1,576,903	12,325
	Orient Corp.	10,770,817	12,320
	Valor Holdings Co. Ltd.	655,840	12,181
^	Zojirushi Corp.	828,287	12,090
	OBIC Business Consultants Co. Ltd.	268,908	12,024
	Anicom Holdings Inc.	322,966	11,923
	Kissei Pharmaceutical Co. Ltd.	501,979	11,903
	Kanamoto Co. Ltd.	613,166	11,890
	en-japan Inc.	538,867	11,878
	Toyo Ink SC Holdings Co. Ltd.	623,885	11,867
	Sumitomo Mitsui Construction Co. Ltd.	2,867,141	11,831
	Nippon Soda Co. Ltd.	460,898	11,826
	Joyful Honda Co. Ltd.	970,028	11,811
	Maruwa Co. Ltd.	167,195	11,793
^	Fuji Kyuko Co. Ltd.	406,474	11,728
	Tokyo Dome Corp.	1,604,219	11,720
	MOS Food Services Inc.	458,425	11,543
	Create SD Holdings Co. Ltd.	404,884	11,536
	Shinmaywa Industries Ltd.	1,132,039	11,497
	KH Neochem Co. Ltd.	665,265	11,493
	Funai Soken Holdings Inc.	535,292	11,407
	Suruga Bank Ltd.	3,274,892	11,379
	ASKUL Corp.	398,331	11,373
	Taiyo Holdings Co. Ltd.	277,093	11,331
	Central Glass Co. Ltd.	660,695	11,323
	Hanwa Co. Ltd.	704,485	11,192
	Totetsu Kogyo Co. Ltd.	432,563	11,179
	Kadokawa Corp.	776,806	11,169
	Nichi-iko Pharmaceutical Co. Ltd.	858,652	11,164
	Prima Meat Packers Ltd.	490,187	11,115
	Showa Sangyo Co. Ltd.	370,136	11,084
	Hokkoku Bank Ltd.	372,133	11,061
	Hitachi Zosen Corp.	3,334,598	11,033
	Heiwado Co. Ltd.	643,683	10,970
	Meidensha Corp.	705,536	10,938
	TKC Corp.	221,163	10,922
	Japan Aviation Electronics Industry Ltd.	839,058	10,885
	Prestige International Inc.	1,388,870	10,849
	Kato Sangyo Co. Ltd.	318,218	10,794
	Maruwa Unyu Kikan Co. Ltd.	370,662	10,793
^	Maeda Road Construction Co. Ltd.	581,995	10,775
	Japan Petroleum Exploration Co. Ltd.	626,156	10,762
	Komeri Co. Ltd.	553,730	10,755
	Takara Standard Co. Ltd.	728,457	10,736
	Tokyo Steel Manufacturing Co. Ltd.	1,684,756	10,726
*	Aiful Corp.	4,854,661	10,697
	Kintetsu World Express Inc.	734,740	10,695
	Tokai Rika Co. Ltd.	834,121	10,626
	Nanto Bank Ltd.	502,379	10,536
	Makino Milling Machine Co. Ltd.	368,837	10,515
	Macnica Fuji Electronics Holdings Inc.	766,070	10,428

Vanguard® Total International Stock Index Fund
Schedule of Investments
April 30, 2020

		Shares	Market Value ($000)
	Aeon Delight Co. Ltd.	362,373	10,378
	Hokuetsu Corp.	2,626,967	10,374
	GungHo Online Entertainment Inc.	665,152	10,315
	ARTERIA Networks Corp.	519,179	10,291
	Mitsubishi Logisnext Co. Ltd.	1,097,304	10,208
	Ohsho Food Service Corp.	191,794	10,204
	Nippon Densetsu Kogyo Co. Ltd.	518,652	10,109
	Tokyo Broadcasting System Holdings Inc.	653,533	10,104
	Sumitomo Warehouse Co. Ltd.	879,175	10,036
	BML Inc.	390,613	10,021
	Digital Arts Inc.	166,175	10,010
	Giken Ltd.	273,888	10,003
	Kansai Mirai Financial Group Inc.	2,953,718	9,931
^	Ichigo Inc.	3,872,071	9,916
^	Kyoritsu Maintenance Co. Ltd.	408,516	9,855
	Nomura Co. Ltd.	1,293,453	9,798
^	Tri Chemical Laboratories Inc.	110,049	9,778
	Starts Corp. Inc.	504,759	9,765
	Fuji Media Holdings Inc.	978,021	9,715
	Bank of Okinawa Ltd.	325,601	9,649
	Information Services International-Dentsu Ltd.	224,150	9,511
	Okamura Corp.	1,314,505	9,500
	Eiken Chemical Co. Ltd.	544,770	9,487
	Takeuchi Manufacturing Co. Ltd.	659,687	9,480
	Eizo Corp.	315,768	9,470
	Raito Kogyo Co. Ltd.	756,925	9,413
	Strike Co. Ltd.	232,679	9,409
	Kameda Seika Co. Ltd.	196,114	9,405
	Towa Pharmaceutical Co. Ltd.	454,214	9,365
	Hosiden Corp.	1,096,155	9,355
^	Round One Corp.	1,141,657	9,348
	United Super Markets Holdings Inc.	948,500	9,320
	Seiko Holdings Corp.	559,765	9,294
	IR Japan Holdings Ltd.	154,504	9,246
	Life Corp.	296,814	9,218
	Juroku Bank Ltd.	524,661	9,217
	Max Co. Ltd.	620,360	9,212
	Morita Holdings Corp.	597,739	9,185
	Hyakugo Bank Ltd.	3,165,337	9,181
	Iriso Electronics Co. Ltd.	328,876	9,165
	Nippon Signal Company Ltd.	983,365	9,142
	Nojima Corp.	526,464	9,125
	Nagaileben Co. Ltd.	371,897	9,059
	Fuso Chemical Co. Ltd.	305,775	9,056
	Tokyotokeiba Co. Ltd.	274,122	9,033
	Daihen Corp.	316,958	9,024
	KOMEDA Holdings Co. Ltd.	593,572	9,019
	Okamoto Industries Inc.	224,502	9,006
	Infocom Corp.	375,338	8,988
*,^	Leopalace21 Corp.	4,043,157	8,982
	Saizeriya Co. Ltd.	452,588	8,972
	Yokogawa Bridge Holdings Corp.	510,663	8,963
	Fujimi Inc.	323,072	8,962
	Gunze Ltd.	261,474	8,863
	Arata Corp.	213,642	8,823
	Ryoyo Electro Corp.	392,419	8,811
	Japan Wool Textile Co. Ltd.	1,000,973	8,772
	San-Ai Oil Co. Ltd.	863,837	8,770
	Cybozu Inc.	451,822	8,749
	Nachi-Fujikoshi Corp.	302,349	8,744
^	eGuarantee Inc.	496,646	8,725
	Ringer Hut Co. Ltd.	434,112	8,694
^	Create Restaurants Holdings Inc.	1,575,466	8,690
*	Descente Ltd.	651,233	8,671

Vanguard® Total International Stock Index Fund
Schedule of Investments
April 30, 2020

		Shares	Market Value ($000)
	Sekisui Jushi Corp.	425,783	8,657
	Sanken Electric Co. Ltd.	413,634	8,621
	Saibu Gas Co. Ltd.	346,909	8,603
	Transcosmos Inc.	430,605	8,592
	Seiren Co. Ltd.	722,418	8,553
^	Toridoll Holdings Corp.	743,780	8,492
	Yokowo Co. Ltd.	376,038	8,486
	Tocalo Co. Ltd.	861,186	8,478
*	KYB Corp.	419,200	8,430
	Nikkiso Co. Ltd.	1,083,044	8,427
	JCU Corp.	359,354	8,406
^	Comture Corp.	417,304	8,402
	Mitsubishi Pencil Co. Ltd.	671,213	8,401
	Keiyo Bank Ltd.	1,714,186	8,355
	Topre Corp.	722,003	8,352
	North Pacific Bank Ltd.	4,659,069	8,346
	Yamazen Corp.	983,579	8,271
	Nichiha Corp.	452,263	8,261
	Nippon Steel Trading Corp.	262,085	8,257
	FCC Co. Ltd.	578,551	8,232
	Ryosan Co. Ltd.	374,226	8,183
^	Tsugami Corp.	942,237	8,138
^	Miroku Jyoho Service Co. Ltd.	321,407	8,104
	Outsourcing Inc.	1,712,204	8,094
	Kitz Corp.	1,319,428	8,094
	Wacom Co. Ltd.	2,320,156	8,068
*	RENOVA Inc.	801,064	8,045
	Kisoji Co. Ltd.	366,287	8,031
	Shima Seiki Manufacturing Ltd.	532,923	8,021
	Inabata & Co. Ltd.	721,531	8,003
^	Royal Holdings Co. Ltd.	483,951	7,972
	Shibaura Machine Co. Ltd.	404,715	7,962
	Belc Co. Ltd.	136,337	7,956
	Tokai Tokyo Financial Holdings Inc.	3,741,329	7,949
	Shibuya Corp.	322,722	7,943
	Chudenko Corp.	391,245	7,912
	Okasan Securities Group Inc.	2,608,866	7,889
*,^	Token Corp.	114,707	7,875
	Doutor Nichires Holdings Co. Ltd.	519,732	7,866
	eRex Co. Ltd.	563,374	7,848
	Axial Retailing Inc.	206,234	7,827
	Nissan Shatai Co. Ltd.	976,226	7,815
	Sato Holdings Corp.	377,127	7,755
	UACJ Corp.	475,802	7,754
	Shizuoka Gas Co. Ltd.	849,051	7,629
	Nippon Seiki Co. Ltd.	707,321	7,611
	MCJ Co. Ltd.	1,146,080	7,603
	Raiznext Corp.	687,122	7,603
	Sanki Engineering Co. Ltd.	673,788	7,597
	Dip Corp.	354,716	7,570
	Rorze Corp.	183,272	7,541
	Exedy Corp.	467,658	7,535
	Kurabo Industries Ltd.	328,845	7,529
	Solasto Corp.	735,775	7,494
	SKY Perfect JSAT Holdings Inc.	1,989,466	7,479
*	Mitsui E&S Holdings Co. Ltd.	1,319,309	7,454
	S-Pool Inc.	1,087,205	7,430
	SAMTY Co. Ltd.	568,660	7,357
	Shoei Co. Ltd.	385,240	7,328
*	Optim Corp.	369,090	7,312
	METAWATER Co. Ltd.	183,677	7,305
	TOMONY Holdings Inc.	2,176,338	7,291
	Sakai Moving Service Co. Ltd.	138,286	7,272
	Relia Inc.	688,796	7,261

Vanguard® Total International Stock Index Fund
Schedule of Investments
April 30, 2020

		Shares	Market Value ($000)
	Nitto Kogyo Corp.	430,332	7,250
	Ai Holdings Corp.	585,483	7,233
	Keihanshin Building Co. Ltd.	558,889	7,215
^	Shoei Foods Corp.	196,700	7,168
	Argo Graphics Inc.	228,596	7,160
	Adastria Co. Ltd.	516,956	7,146
	Mitsuuroko Group Holdings Co. Ltd.	694,243	7,145
	Maxell Holdings Ltd.	776,120	7,140
	Aoyama Trading Co. Ltd.	842,810	7,120
	Nissin Electric Co. Ltd.	764,161	7,099
	Tokai Corp.	273,276	7,073
^	Aruhi Corp.	610,218	7,054
	Organo Corp.	132,362	7,030
^	COLOPL Inc.	854,570	6,983
^	Taiko Pharmaceutical Co. Ltd.	455,556	6,978
^	Kura Sushi Inc.	178,175	6,906
	Broadleaf Co. Ltd.	1,491,122	6,902
	Senshu Ikeda Holdings Inc.	4,419,450	6,899
	Daibiru Corp.	753,781	6,898
	Osaka Soda Co. Ltd.	301,506	6,879
	United Arrows Ltd.	441,286	6,878
	Noritake Co. Ltd.	209,706	6,868
	LIXIL VIVA Corp.	402,961	6,859
	Sanyo Chemical Industries Ltd.	174,001	6,855
	Geo Holdings Corp.	520,315	6,812
	Maeda Kosen Co. Ltd.	352,911	6,812
*,^	euglena Co. Ltd.	1,195,350	6,805
	Fujimori Kogyo Co. Ltd.	230,220	6,773
	Nohmi Bosai Ltd.	335,479	6,752
	Uchida Yoko Co. Ltd.	152,954	6,709
	T Hasegawa Co. Ltd.	334,495	6,707
	NichiiGakkan Co. Ltd.	668,258	6,705
	T-Gaia Corp.	336,633	6,688
^	Nishimatsuya Chain Co. Ltd.	844,730	6,683
	Nichicon Corp.	1,012,262	6,671
	Jaccs Co. Ltd.	398,914	6,622
	Hyakujushi Bank Ltd.	371,759	6,613
	Hamakyorex Co. Ltd.	241,914	6,613
	Idec Corp.	451,736	6,612
^	Hirata Corp.	137,618	6,602
^	HIS Co. Ltd.	501,201	6,599
	Chugoku Marine Paints Ltd.	862,139	6,592
	DyDo Group Holdings Inc.	165,261	6,534
	Restar Holdings Corp.	399,632	6,445
	Sanyo Denki Co. Ltd.	146,281	6,426
	Yodogawa Steel Works Ltd.	408,361	6,425
	Hiday Hidaka Corp.	416,280	6,421
	Marudai Food Co. Ltd.	351,135	6,406
	Chofu Seisakusho Co. Ltd.	291,308	6,378
^	KFC Holdings Japan Ltd.	263,827	6,357
	Bell System24 Holdings Inc.	534,337	6,324
	Teikoku Sen-I Co. Ltd.	310,179	6,321
	Cawachi Ltd.	266,751	6,308
	Yellow Hat Ltd.	453,337	6,299
	Monex Group Inc.	3,210,527	6,292
	Yuasa Trading Co. Ltd.	232,941	6,268
	Gree Inc.	1,590,548	6,253
	Pacific Industrial Co. Ltd.	737,875	6,253
	Japan Securities Finance Co. Ltd.	1,326,060	6,241
	Toho Bank Ltd.	2,675,391	6,229
	Bunka Shutter Co. Ltd.	852,283	6,222
	S Foods Inc.	294,522	6,219
	Aida Engineering Ltd.	903,377	6,201
*,^	Chiyoda Corp.	2,750,327	6,194

Vanguard® Total International Stock Index Fund
Schedule of Investments
April 30, 2020

		Shares	Market Value ($000)
	Chubu Shiryo Co. Ltd.	402,798	6,175
	Trancom Co. Ltd.	93,115	6,167
	Musashino Bank Ltd.	488,305	6,150
	Plenus Co. Ltd.	372,881	6,107
*,^	M&A Capital Partners Co. Ltd.	219,088	6,098
	Wakita & Co. Ltd.	661,859	6,098
	Noritz Corp.	547,481	6,090
	Optex Group Co. Ltd.	531,818	6,054
	Kanto Denka Kogyo Co. Ltd.	760,510	6,046
	Nippon Koei Co. Ltd.	211,181	6,045
	Sakata INX Corp.	676,863	6,044
	Tokyu Construction Co. Ltd.	1,168,840	6,043
	Star Micronics Co. Ltd.	546,402	6,032
	Computer Engineering & Consulting Ltd.	392,446	6,004
	Tsukishima Kikai Co. Ltd.	531,942	5,993
	ValueCommerce Co. Ltd.	291,300	5,969
	Nippon Ceramic Co. Ltd.	320,105	5,922
	Kanematsu Electronics Ltd.	173,926	5,898
	TV Asahi Holdings Corp.	395,634	5,873
	Pressance Corp.	569,686	5,830
	Musashi Seimitsu Industry Co. Ltd.	720,072	5,830
	Onward Holdings Co. Ltd.	1,835,044	5,741
	Nippon Carbon Co. Ltd.	185,445	5,687
	Aomori Bank Ltd.	268,568	5,674
	Yokohama Reito Co. Ltd.	671,745	5,670
	Toppan Forms Co. Ltd.	639,671	5,620
	Inageya Co. Ltd.	347,874	5,583
	Unipres Corp.	636,360	5,581
	Matsuyafoods Holdings Co. Ltd.	154,867	5,561
	Zenrin Co. Ltd.	526,219	5,547
	Nishio Rent All Co. Ltd.	269,387	5,547
	Oiles Corp.	426,747	5,520
	Torii Pharmaceutical Co. Ltd.	199,982	5,506
	Bank of Iwate Ltd.	235,305	5,504
	Konoike Transport Co. Ltd.	507,753	5,474
^	Kitanotatsujin Corp.	1,148,007	5,454
	Seikagaku Corp.	542,300	5,371
	Bank of the Ryukyus Ltd.	574,828	5,366
	Pack Corp.	169,469	5,363
	Bank of Nagoya Ltd.	255,389	5,360
	Furukawa Co. Ltd.	523,602	5,352
	Yondoshi Holdings Inc.	329,967	5,348
	Piolax Inc.	359,010	5,345
	Daiho Corp.	255,210	5,343
	Ricoh Leasing Co. Ltd.	200,001	5,324
	Nippon Television Holdings Inc.	475,047	5,306
	Daito Pharmaceutical Co. Ltd.	157,426	5,299
	Fujicco Co. Ltd.	294,397	5,292
	Hokuto Corp.	294,786	5,281
	Tsurumi Manufacturing Co. Ltd.	298,138	5,214
	Komori Corp.	741,506	5,202
	Yamagata Bank Ltd.	441,373	5,202
	Joshin Denki Co. Ltd.	267,871	5,193
	Shikoku Chemicals Corp.	510,811	5,189
	Mitsui Sugar Co. Ltd.	259,795	5,183
*,^	Nippon Sheet Glass Co. Ltd.	1,633,975	5,169
	EPS Holdings Inc.	496,951	5,168
	Mizuno Corp.	297,196	5,156
	Mitsui-Soko Holdings Co. Ltd.	379,718	5,145
	TSI Holdings Co. Ltd.	1,324,021	5,126
	Gakken Holdings Co. Ltd.	311,320	5,123
	Mitsubishi Shokuhin Co. Ltd.	202,236	5,104
	Maruzen Showa Unyu Co. Ltd.	217,001	5,088
	Japan Pulp & Paper Co. Ltd.	152,769	5,079

Vanguard® Total International Stock Index Fund
Schedule of Investments
April 30, 2020

		Shares	Market Value ($000)
	Meisei Industrial Co. Ltd.	695,950	5,062
	Nitta Corp.	282,214	5,050
	Nippon Road Co. Ltd.	83,738	5,050
	Okuwa Co. Ltd.	371,149	5,049
	TPR Co. Ltd.	431,489	5,037
	Modec Inc.	355,109	5,032
	J-Oil Mills Inc.	131,742	5,029
	Monogatari Corp.	84,398	5,021
	Dexerials Corp.	763,469	5,013
*,^	I'll Inc.	309,400	5,008
	Kyokuto Kaihatsu Kogyo Co. Ltd.	429,250	5,006
	Dai-Dan Co. Ltd.	199,731	4,994
	Mimasu Semiconductor Industry Co. Ltd.	257,353	4,983
	TOC Co. Ltd.	802,342	4,979
	Tonami Holdings Co. Ltd.	100,952	4,969
	Futaba Corp.	532,084	4,968
	Konishi Co. Ltd.	378,641	4,956
	Ryobi Ltd.	419,728	4,945
	TechMatrix Corp.	197,400	4,932
	Tamura Corp.	1,202,684	4,931
	Itochu Enex Co. Ltd.	663,738	4,928
	Zuken Inc.	217,640	4,902
	Tsubaki Nakashima Co. Ltd.	697,866	4,897
	ESPEC Corp.	305,624	4,888
	SBS Holdings Inc.	288,578	4,880
	Sintokogio Ltd.	705,358	4,876
	Optorun Co. Ltd.	179,465	4,875
*,^	Raksul Inc.	213,300	4,859
	Kaga Electronics Co. Ltd.	268,623	4,857
	V Technology Co. Ltd.	140,346	4,844
	Sanshin Electronics Co. Ltd.	347,481	4,840
	Ehime Bank Ltd.	475,438	4,822
	Fukushima Galilei Co. Ltd.	163,604	4,812
	Riso Kagaku Corp.	358,148	4,808
	JVCKenwood Corp.	3,014,583	4,792
	Taihei Dengyo Kaisha Ltd.	233,936	4,785
	Hosokawa Micron Corp.	104,793	4,770
	Riken Keiki Co. Ltd.	247,656	4,769
^	Obara Group Inc.	183,780	4,762
	Toyo Construction Co. Ltd.	1,188,647	4,747
	Nissha Co. Ltd.	648,412	4,735
	Aichi Steel Corp.	175,629	4,693
	San ju San Financial Group Inc.	328,939	4,690
	Fukui Bank Ltd.	320,011	4,688
	Vital KSK Holdings Inc.	461,128	4,673
	Tokushu Tokai Paper Co. Ltd.	123,835	4,671
	Siix Corp.	570,847	4,649
	Shin-Etsu Polymer Co. Ltd.	593,072	4,624
	Takasago International Corp.	217,969	4,621
^	Yamashin-Filter Corp.	590,221	4,610
^	Financial Products Group Co. Ltd.	971,486	4,608
	Ines Corp.	350,650	4,598
	Hibiya Engineering Ltd.	267,334	4,596
	Central Security Patrols Co. Ltd.	113,395	4,589
	JM Holdings Co. Ltd.	187,400	4,585
^	Nextage Co. Ltd.	679,131	4,581
*,^	Change Inc.	117,946	4,569
	Kyoei Steel Ltd.	358,749	4,559
	Starzen Co. Ltd.	111,346	4,546
^	Fujio Food System Co. Ltd.	370,400	4,533
	Sodick Co. Ltd.	657,188	4,529
	Takara Leben Co. Ltd.	1,380,787	4,522
	Daiichi Jitsugyo Co. Ltd.	133,604	4,517
	Futaba Industrial Co. Ltd.	950,065	4,516

Vanguard® Total International Stock Index Fund
Schedule of Investments
April 30, 2020

		Shares	Market Value ($000)
^	Fuji Co. Ltd.	279,589	4,465
	Tosei Corp.	459,078	4,455
	Nippon Kanzai Co. Ltd.	260,134	4,449
	Key Coffee Inc.	213,583	4,427
	Miyazaki Bank Ltd.	204,541	4,410
	Mitsui High-Tec Inc.	393,168	4,405
	FULLCAST Holdings Co. Ltd.	346,739	4,391
	Oita Bank Ltd.	217,918	4,341
	Sumitomo Densetsu Co. Ltd.	208,359	4,337
	Takamatsu Construction Group Co. Ltd.	211,125	4,334
	IDOM Inc.	1,082,424	4,333
	Media Do Holdings Co. Ltd.	112,938	4,329
	Pacific Metals Co. Ltd.	279,957	4,316
^	Sourcenext Corp.	1,474,139	4,303
	Alpen Co. Ltd.	280,064	4,295
*,^	BrainPad Inc.	87,300	4,274
	LEC Inc.	387,214	4,273
	Fujibo Holdings Inc.	159,150	4,255
*,^	Japan Display Inc.	10,521,636	4,251
	Denki Kogyo Co. Ltd.	183,707	4,239
	Daikyonishikawa Corp.	854,915	4,235
	Mitsuboshi Belting Ltd.	305,602	4,184
	Canon Electronics Inc.	285,306	4,178
	Megachips Corp.	277,807	4,177
	EM Systems Co. Ltd.	567,000	4,177
	Micronics Japan Co. Ltd.	519,205	4,147
	Riken Vitamin Co. Ltd.	215,336	4,140
	Shin Nippon Air Technologies Co. Ltd.	198,191	4,116
	Denyo Co. Ltd.	216,044	4,068
	Dainichiseika Color & Chemicals Manufacturing Co. Ltd.	192,294	4,057
	Goldcrest Co. Ltd.	268,907	4,056
	Tamron Co. Ltd.	243,595	4,053
	Qol Holdings Co. Ltd.	366,273	4,049
	YAKUODO Holdings Co. Ltd.	169,449	4,014
	Okabe Co. Ltd.	571,340	4,010
	Sanyo Electric Railway Co. Ltd.	202,538	3,997
	Macromill Inc.	629,374	3,994
	Shikoku Bank Ltd.	512,463	3,977
	Doshisha Co. Ltd.	321,507	3,956
	Avex Inc.	520,889	3,943
	Kappa Create Co. Ltd.	319,051	3,922
	Hoosiers Holdings	693,249	3,909
	Sinfonia Technology Co. Ltd.	412,171	3,903
^	Noritsu Koki Co. Ltd.	338,227	3,902
^	Insource Co. Ltd.	177,500	3,893
	Future Corp.	293,615	3,885
	Nichiden Corp.	203,824	3,883
	LIFULL Co. Ltd.	1,265,814	3,866
	Elan Corp.	244,100	3,866
	PAL GROUP Holdings Co. Ltd.	330,144	3,862
	YAMABIKO Corp.	498,804	3,844
	Ichikoh Industries Ltd.	866,059	3,829
	Koa Corp.	462,021	3,825
^	Kamakura Shinsho Ltd.	381,738	3,806
	Sinko Industries Ltd.	292,431	3,798
	Arcland Service Holdings Co. Ltd.	244,217	3,789
	Asahi Diamond Industrial Co. Ltd.	849,265	3,782
	Valqua Ltd.	227,359	3,781
	Shinko Shoji Co. Ltd.	465,928	3,757
^	Toa Corp.	285,997	3,751
^	Dai-ichi Seiko Co. Ltd.	174,466	3,701
	Nippon Thompson Co. Ltd.	1,071,678	3,700
	Nittetsu Mining Co. Ltd.	91,076	3,682
	Sakai Chemical Industry Co. Ltd.	219,680	3,680

Vanguard® Total International Stock Index Fund
Schedule of Investments
April 30, 2020

		Shares	Market Value ($000)
	Bando Chemical Industries Ltd.	617,990	3,680
*	KLab Inc.	541,604	3,665
	SWCC Showa Holdings Co. Ltd.	357,446	3,662
	Poletowin Pitcrew Holdings Inc.	442,558	3,656
	Aichi Bank Ltd.	124,893	3,651
	Tachi-S Co. Ltd.	416,527	3,644
	VT Holdings Co. Ltd.	1,316,642	3,619
	Tekken Corp.	183,003	3,617
	Rheon Automatic Machinery Co. Ltd.	319,710	3,617
^	Akatsuki Inc.	96,271	3,610
	Sun Frontier Fudousan Co. Ltd.	453,135	3,600
^	Nippon Yakin Kogyo Co. Ltd.	233,874	3,591
	Hioki EE Corp.	125,335	3,567
	Tachibana Eletech Co. Ltd.	258,965	3,559
*	Intage Holdings Inc.	497,447	3,559
	Belluna Co. Ltd.	758,909	3,545
*	Curves Holdings Co. Ltd.	739,688	3,543
	Tokyo Kiraboshi Financial Group Inc.	363,618	3,539
	Union Tool Co.	139,221	3,536
	OSJB Holdings Corp.	1,645,170	3,536
	Enplas Corp.	166,810	3,502
	Press Kogyo Co. Ltd.	1,419,811	3,499
^	Sagami Holdings Corp.	304,807	3,496
	Sumitomo Seika Chemicals Co. Ltd.	127,107	3,486
	Anest Iwata Corp.	449,589	3,479
	Fujiya Co. Ltd.	185,159	3,476
	Nippon Prologis REIT Inc.	1,255	3,474
^	Fixstars Corp.	345,655	3,468
	Kenko Mayonnaise Co. Ltd.	188,646	3,467
	Daido Metal Co. Ltd.	694,433	3,467
	Tayca Corp.	247,018	3,450
	Mie Kotsu Group Holdings Inc.	772,399	3,438
	Towa Corp.	397,877	3,437
	Sanyo Special Steel Co. Ltd.	392,787	3,430
	World Co. Ltd.	291,946	3,425
	Ishihara Sangyo Kaisha Ltd.	575,857	3,424
	Oyo Corp.	291,467	3,411
	Riken Corp.	127,807	3,409
	Foster Electric Co. Ltd.	312,631	3,400
	St. Marc Holdings Co. Ltd.	203,548	3,399
^	OPT Holding Inc.	251,915	3,396
	Riso Kyoiku Co. Ltd.	1,427,210	3,391
	Nissei ASB Machine Co. Ltd.	125,987	3,390
	Daiwa Industries Ltd.	393,781	3,380
	Icom Inc.	137,187	3,380
	Advan Co. Ltd.	337,210	3,375
	Iino Kaiun Kaisha Ltd.	1,133,917	3,373
	Arcland Sakamoto Co. Ltd.	353,583	3,372
	Marusan Securities Co. Ltd.	877,857	3,343
	Chiyoda Co. Ltd.	348,625	3,340
	Koshidaka Holdings Co. Ltd.	767,687	3,333
	Tanseisha Co. Ltd.	514,809	3,302
	Sankyo Tateyama Inc.	399,464	3,293
	Daiken Corp.	221,185	3,289
	Topy Industries Ltd.	280,840	3,284
	KAWADA TECHNOLOGIES Inc.	70,326	3,282
^	Stella Chemifa Corp.	150,074	3,273
	Toyo Tanso Co. Ltd.	238,236	3,272
	Kyosan Electric Manufacturing Co. Ltd.	688,289	3,263
	RS Technologies Co. Ltd.	135,270	3,259
	CONEXIO Corp.	240,805	3,239
	Kamei Corp.	330,250	3,235
	Genky DrugStores Co. Ltd.	141,363	3,222
	Alconix Corp.	313,382	3,219

Vanguard® Total International Stock Index Fund
Schedule of Investments
April 30, 2020

		Shares	Market Value ($000)
	Halows Co. Ltd.	115,431	3,209
	AOKI Holdings Inc.	527,413	3,204
	Amuse Inc.	153,470	3,191
	Keiyo Co. Ltd.	596,520	3,186
^	Matsuya Co. Ltd.	553,268	3,184
^	SB Technology Corp.	127,900	3,176
	CI Takiron Corp.	577,955	3,142
	Dai Nippon Toryo Co. Ltd.	365,933	3,127
	Yorozu Corp.	295,383	3,123
	Nihon Chouzai Co. Ltd.	187,854	3,108
	Arakawa Chemical Industries Ltd.	262,036	3,106
	Yamanashi Chuo Bank Ltd.	415,512	3,095
	ES-Con Japan Ltd.	458,062	3,081
	G-Tekt Corp.	301,048	3,079
	Achilles Corp.	208,580	3,077
^	Taki Chemical Co. Ltd.	63,146	3,077
	Toyo Corp.	323,351	3,075
	ASKA Pharmaceutical Co. Ltd.	296,587	3,067
	Pasona Group Inc.	307,592	3,055
	Japan Transcity Corp.	668,844	3,055
	Itochu-Shokuhin Co. Ltd.	69,399	3,054
	Tsukui Corp.	741,360	3,032
^	Rock Field Co. Ltd.	250,205	3,029
	Fukui Computer Holdings Inc.	112,766	3,020
*	Vision Inc.	436,839	3,010
*,^	Atrae Inc.	126,173	3,001
	Feed One Co. Ltd.	1,921,852	2,996
	Nagatanien Holdings Co. Ltd.	145,466	2,992
	Toho Titanium Co. Ltd.	526,224	2,980
	Mitsubishi Research Institute Inc.	87,913	2,979
*,^	RPA Holdings Inc.	450,303	2,977
*,^	Vector Inc.	454,032	2,972
	Cosel Co. Ltd.	351,891	2,945
	Ministop Co. Ltd.	213,432	2,945
	CMK Corp.	760,079	2,933
	Daiwa House REIT Investment Corp.	1,212	2,933
	K&O Energy Group Inc.	199,509	2,932
	Komatsu Matere Co. Ltd.	419,725	2,930
	Toenec Corp.	96,410	2,923
	Kyokuyo Co. Ltd.	121,905	2,913
	Kanagawa Chuo Kotsu Co. Ltd.	77,270	2,907
^	YA-MAN Ltd.	460,391	2,904
	Riken Technos Corp.	707,439	2,899
	Shindengen Electric Manufacturing Co. Ltd.	125,592	2,896
	Akita Bank Ltd.	215,034	2,883
	Nippon Chemi-Con Corp.	253,177	2,856
*	Unitika Ltd.	951,580	2,853
	Fukuda Corp.	73,929	2,845
	Tenma Corp.	196,911	2,841
	Honeys Holdings Co. Ltd.	278,327	2,824
	Hochiki Corp.	214,891	2,818
	Sumitomo Riko Co. Ltd.	526,284	2,815
*	OSAKA Titanium Technologies Co. Ltd.	324,137	2,814
	Yurtec Corp.	500,618	2,812
	Japan Medical Dynamic Marketing Inc.	192,525	2,804
	ZIGExN Co. Ltd.	957,702	2,792
	Nitto Kohki Co. Ltd.	159,616	2,784
	Nippon Parking Development Co. Ltd.	2,306,092	2,784
	Kurimoto Ltd.	167,587	2,779
	GLOBERIDE Inc.	155,523	2,773
	Kanaden Corp.	240,532	2,771
	Furuno Electric Co. Ltd.	371,960	2,768
*	Toho Zinc Co. Ltd.	226,424	2,764
	Teikoku Electric Manufacturing Co. Ltd.	223,851	2,747

Vanguard® Total International Stock Index Fund
Schedule of Investments
April 30, 2020

		Shares	Market Value ($000)
	JDC Corp.	562,700	2,739
	Sinanen Holdings Co. Ltd.	106,780	2,735
	Towa Bank Ltd.	442,129	2,734
	Katakura Industries Co. Ltd.	283,884	2,731
	Yonex Co. Ltd.	625,142	2,731
	Hodogaya Chemical Co. Ltd.	84,223	2,730
^	WATAMI Co. Ltd.	284,558	2,725
	G-7 Holdings Inc.	125,300	2,723
	Xebio Holdings Co. Ltd.	328,037	2,712
	Daikokutenbussan Co. Ltd.	65,975	2,704
	Godo Steel Ltd.	143,551	2,701
^	Sanoh Industrial Co. Ltd.	414,586	2,680
	Tatsuta Electric Wire and Cable Co. Ltd.	551,918	2,679
	Alpha Systems Inc.	90,849	2,666
	Shinnihon Corp.	373,102	2,656
	Neturen Co. Ltd.	488,800	2,652
	BRONCO BILLY Co. Ltd.	138,594	2,647
	Osaki Electric Co. Ltd.	549,809	2,643
	JAC Recruitment Co. Ltd.	252,183	2,641
	Nichiban Co. Ltd.	186,269	2,603
	Chukyo Bank Ltd.	132,941	2,597
	Aisan Industry Co. Ltd.	489,374	2,595
	WDB Holdings Co. Ltd.	111,089	2,588
	Koatsu Gas Kogyo Co. Ltd.	379,296	2,588
	Industrial & Infrastructure Fund Investment Corp.	1,855	2,584
	FAN Communications Inc.	611,474	2,569
	Warabeya Nichiyo Holdings Co. Ltd.	176,364	2,566
	Yahagi Construction Co. Ltd.	346,951	2,563
	Kyodo Printing Co. Ltd.	99,441	2,560
	Juki Corp.	463,658	2,542
*	Nippon Sharyo Ltd.	99,128	2,536
	Shibusawa Warehouse Co. Ltd.	121,888	2,536
	Eagle Industry Co. Ltd.	403,097	2,536
	PC Depot Corp.	501,715	2,511
	Nihon Nohyaku Co. Ltd.	624,018	2,497
*	Nippon Denko Co. Ltd.	1,802,909	2,486
	Fudo Tetra Corp.	196,964	2,460
	Shinwa Co. Ltd.	147,967	2,453
*	Mitsuba Corp.	577,430	2,427
	Aiphone Co. Ltd.	170,492	2,418
^	J Trust Co. Ltd.	1,243,676	2,414
	Tsukuba Bank Ltd.	1,496,375	2,380
	Shimizu Bank Ltd.	140,272	2,365
	Aichi Corp.	352,677	2,362
	Toyo Kanetsu KK	133,244	2,360
	Chori Co. Ltd.	149,943	2,343
	Chiyoda Integre Co. Ltd.	142,891	2,326
	Krosaki Harima Corp.	66,053	2,324
^	Link And Motivation Inc.	699,721	2,306
	Nissin Sugar Co. Ltd.	130,209	2,300
*	Akebono Brake Industry Co. Ltd.	1,256,824	2,298
	Melco Holdings Inc.	98,789	2,295
^	Kintetsu Department Store Co. Ltd.	94,956	2,291
	Iseki & Co. Ltd.	207,420	2,286
^	PIA Corp.	82,372	2,242
	CMIC Holdings Co. Ltd.	155,380	2,237
	Fuji Pharma Co. Ltd.	206,763	2,233
	Nissin Corp.	151,049	2,219
	Sparx Group Co. Ltd.	1,386,300	2,219
*	COOKPAD Inc.	726,794	2,208
	Weathernews Inc.	64,311	2,195
	Nippon Beet Sugar Manufacturing Co. Ltd.	140,228	2,192
	Kansai Super Market Ltd.	208,163	2,190
	Tosho Co. Ltd.	241,720	2,182

Vanguard® Total International Stock Index Fund
Schedule of Investments
April 30, 2020

		Shares	Market Value ($000)
	Ichiyoshi Securities Co. Ltd.	514,530	2,154
	Gurunavi Inc.	402,469	2,146
^	Asahi Co. Ltd.	178,620	2,146
	JSP Corp.	165,467	2,136
	ST Corp.	151,184	2,132
	Maezawa Kyuso Industries Co. Ltd.	115,444	2,130
	France Bed Holdings Co. Ltd.	260,327	2,127
	FIDEA Holdings Co. Ltd.	2,126,568	2,126
	Maezawa Kasei Industries Co. Ltd.	211,667	2,121
	Sumida Corp.	324,712	2,112
	Hisaka Works Ltd.	307,831	2,112
	Wowow Inc.	88,708	2,101
	Marvelous Inc.	420,282	2,095
	Moriroku Holdings Co. Ltd.	153,400	2,094
	Toa Corp.	313,410	2,082
^	Onoken Co. Ltd.	195,513	2,081
	CTS Co. Ltd.	373,184	2,076
	Tochigi Bank Ltd.	1,404,572	2,026
	JP-Holdings Inc.	805,049	2,016
	ASAHI YUKIZAI Corp.	168,079	2,015
	Meiko Network Japan Co. Ltd.	276,767	2,011
	Ryoden Corp.	162,826	2,005
	Pronexus Inc.	199,337	2,003
	Studio Alice Co. Ltd.	148,173	1,995
	Matsuda Sangyo Co. Ltd.	162,677	1,990
	Mars Group Holdings Corp.	126,872	1,981
	GCA Corp.	328,099	1,976
	Jimoto Holdings Inc.	2,207,154	1,974
	Michinoku Bank Ltd.	193,349	1,970
^	Kourakuen Holdings Corp.	144,793	1,965
^	Shin Nippon Biomedical Laboratories Ltd.	338,731	1,962
	Hokkaido Gas Co. Ltd.	134,361	1,961
	World Holdings Co. Ltd.	147,153	1,950
	Kato Works Co. Ltd.	168,592	1,921
	Yomiuri Land Co. Ltd.	59,737	1,917
	Zuiko Corp.	46,215	1,896
	Happinet Corp.	192,256	1,895
	BeNEXT Group Inc.	301,180	1,882
	Itoki Corp.	621,625	1,877
	NS United Kaiun Kaisha Ltd.	140,452	1,876
*,^	Gunosy Inc.	232,543	1,863
*,^	Medical Data Vision Co. Ltd.	261,874	1,838
*	W-Scope Corp.	557,206	1,834
	Sekisui Plastics Co. Ltd.	326,560	1,827
	Corona Corp. Class A	205,621	1,824
	Kasai Kogyo Co. Ltd.	392,286	1,823
*	Open Door Inc.	201,512	1,787
	SMK Corp.	74,776	1,786
	Nihon Tokushu Toryo Co. Ltd.	221,017	1,763
	Roland DG Corp.	142,895	1,754
^	Japan Best Rescue System Co. Ltd.	247,936	1,753
	SRA Holdings	87,688	1,749
	Hokkan Holdings Ltd.	123,517	1,749
	Sankyo Seiko Co. Ltd.	405,575	1,746
*,^	Istyle Inc.	789,380	1,745
	Rokko Butter Co. Ltd.	131,550	1,743
	Taisei Lamick Co. Ltd.	71,125	1,725
	Nihon Trim Co. Ltd.	60,598	1,709
	Tokyo Electron Device Ltd.	67,313	1,702
	Elematec Corp.	223,611	1,700
	Torishima Pump Manufacturing Co. Ltd.	249,034	1,696
	Tomoku Co. Ltd.	117,704	1,689
	CAC Holdings Corp.	167,620	1,680
	Yushin Precision Equipment Co. Ltd.	271,460	1,675

Vanguard® Total International Stock Index Fund
Schedule of Investments
April 30, 2020

		Shares	Market Value ($000)
^	Toho Co. Ltd.	103,261	1,659
^	Aeon Fantasy Co. Ltd.	105,724	1,652
^	Daisyo Corp.	147,664	1,648
	Chuetsu Pulp & Paper Co. Ltd.	131,026	1,642
	MTI Ltd.	320,141	1,641
	Artnature Inc.	258,437	1,628
	Tv Tokyo Holdings Corp.	72,015	1,603
	Tokyo Energy & Systems Inc.	236,862	1,601
	Hakuto Co. Ltd.	174,148	1,580
	Bank of Saga Ltd.	151,498	1,569
	Osaka Steel Co. Ltd.	142,741	1,561
	Fuso Pharmaceutical Industries Ltd.	77,596	1,560
	Kita-Nippon Bank Ltd.	86,793	1,560
	Proto Corp.	173,500	1,550
^	Tokyo Individualized Educational Institute Inc.	301,192	1,510
	Central Sports Co. Ltd.	71,615	1,472
	Kitano Construction Corp.	60,478	1,458
	Mitsui Matsushima Holdings Co. Ltd.	186,734	1,449
	Chuo Spring Co. Ltd.	57,028	1,444
	Seika Corp.	138,796	1,444
	Okura Industrial Co. Ltd.	99,172	1,444
	Kitagawa Corp.	101,592	1,434
	Tsutsumi Jewelry Co. Ltd.	92,571	1,429
	NEC Capital Solutions Ltd.	81,979	1,426
	Fujitsu Frontech Ltd.	141,187	1,407
	Sanei Architecture Planning Co. Ltd.	126,502	1,404
	Sac's Bar Holdings Inc.	273,158	1,401
	Space Value Holdings Co. Ltd.	443,808	1,400
^	Fujita Kanko Inc.	86,522	1,395
^	Airtrip Corp.	154,074	1,384
	Gun-Ei Chemical Industry Co. Ltd.	57,964	1,383
^	Toa Oil Co. Ltd.	84,268	1,382
	Kyokuto Securities Co. Ltd.	298,613	1,363
	Japan Cash Machine Co. Ltd.	265,007	1,351
	Kojima Co. Ltd.	366,775	1,334
	Namura Shipbuilding Co. Ltd.	779,503	1,334
	Chiba Kogyo Bank Ltd.	605,436	1,319
	Nisso Corp.	294,798	1,300
^	Linical Co. Ltd.	157,320	1,282
	Yushiro Chemical Industry Co. Ltd.	120,366	1,276
^	CHIMNEY Co. Ltd.	84,529	1,271
*,^	KNT-CT Holdings Co. Ltd.	151,575	1,270
^	Ohara Inc.	146,575	1,243
	Hito Communications Holdings Inc.	136,888	1,235
	Fuji Oil Co. Ltd.	715,197	1,225
	Mitsubishi Paper Mills Ltd.	340,939	1,204
	Toli Corp.	502,795	1,192
	Sanyo Shokai Ltd.	142,536	1,190
	Mitsui Fudosan Logistics Park Inc.	302	1,188
*	Toyo Engineering Corp.	336,319	1,177
	Fujikura Kasei Co. Ltd.	253,903	1,171
	Shimojima Co. Ltd.	101,235	1,165
	Inaba Seisakusho Co. Ltd.	93,742	1,137
*	Sanden Holdings Corp.	351,014	1,125
	Cleanup Corp.	232,828	1,118
	Takaoka Toko Co. Ltd.	128,864	1,113
	Tokyo Rakutenchi Co. Ltd.	28,776	1,079
	Gecoss Corp.	132,238	1,066
^	Pepper Food Service Co. Ltd.	236,398	1,028
*	FDK Corp.	215,887	1,019
*	Mitsubishi Steel Manufacturing Co. Ltd.	139,514	1,002
^	Ateam Inc.	144,104	945
	Nippon Coke & Engineering Co. Ltd.	1,820,854	941
	Paris Miki Holdings Inc.	376,197	932

Vanguard® Total International Stock Index Fund
Schedule of Investments
April 30, 2020

		Shares	Market Value ($000)
*	Funai Electric Co. Ltd.	221,600	917
	Jamco Corp.	147,759	898
^	Takihyo Co. Ltd.	58,777	883
*,^	Right On Co. Ltd.	201,295	883
^	Takamiya Co. Ltd.	218,432	854
*,^	Tokyo Rope Manufacturing Co. Ltd.	172,923	850
*,^	Tokyo Base Co. Ltd.	316,906	849
	Airport Facilities Co. Ltd.	207,259	827
	Taiho Kogyo Co. Ltd.	169,769	817
	Daikoku Denki Co. Ltd.	73,852	799
*,^	Aplus Financial Co. Ltd.	1,233,355	718
	Nakayama Steel Works Ltd.	202,414	709
	Maxvalu Tokai Co. Ltd.	32,700	678
*	Tateru Inc.	607,232	630
	Sumitomo Precision Products Co. Ltd.	26,951	551
*,^	Laox Co. Ltd.	377,859	512
	Fields Corp.	166,891	510
			64,597,413
Kuwait (0.2%)
	National Bank of Kuwait SAKP	112,935,707	270,803
	Kuwait Finance House KSCP	70,911,655	135,917
	Mobile Telecommunications Co. KSC	38,567,763	65,905
	Ahli United Bank BSC	91,261,059	57,611
*	Agility Public Warehousing Co. KSC	16,563,047	34,280
	Gulf Bank KSCP	33,148,126	23,123
	Boubyan Bank KSCP	14,327,137	23,055
*	Humansoft Holding Co. KSC	1,597,095	14,734
*	Mabanee Co. SAK	6,522,680	13,305
	Boubyan Petrochemicals Co. KSCP	6,148,866	9,953
*	Warba Bank KSCP	13,697,656	9,339
	National Industries Group Holding SAK	16,818,532	9,255
	Burgan Bank SAK	11,699,396	7,853
*	Kuwait International Bank KSCP	10,391,616	6,090
	Kuwait Projects Co. Holding KSCP	9,221,320	5,086
	Integrated Holding Co. KCSC	2,389,630	3,238
*	Alimtiaz Investment Group KSC	11,632,821	3,080
			692,627
Luxembourg (0.0%)
	Tenaris SA ADR	196,759	2,692

Malaysia (0.6%)
	Public Bank Bhd. (Local)	54,727,003	207,994
	Tenaga Nasional Bhd.	68,915,450	195,134
	Malayan Banking Bhd.	108,064,268	189,659
	CIMB Group Holdings Bhd.	127,306,023	101,791
	Sime Darby Plantation Bhd.	64,238,169	73,724
	Axiata Group Bhd.	78,266,935	71,362
	DiGi.Com Bhd.	62,585,480	67,226
	IHH Healthcare Bhd.	53,549,736	65,161
	Petronas Chemicals Group Bhd.	50,338,958	65,161
	Dialog Group Bhd.	81,924,059	63,251
	Maxis Bhd.	44,626,161	56,701
	IOI Corp. Bhd.	56,203,438	52,921
	Top Glove Corp. Bhd.	30,383,366	51,206
	MISC Bhd.	27,153,012	49,512
	Hartalega Holdings Bhd.	26,982,694	47,666
	Genting Bhd.	45,562,218	44,064
	Kuala Lumpur Kepong Bhd.	8,878,231	43,145
	PPB Group Bhd.	11,048,045	42,115
	Petronas Gas Bhd.	11,512,912	41,124
	Hong Leong Bank Bhd.	11,710,782	36,126
	Nestle Malaysia Bhd.	1,068,370	34,771
	RHB Bank Bhd.	28,395,769	31,249
	Gamuda Bhd.	40,985,312	30,549

Vanguard® Total International Stock Index Fund
Schedule of Investments
April 30, 2020

		Shares	Market Value ($000)
	Genting Malaysia Bhd.	55,566,219	30,543
	Press Metal Aluminium Holdings Bhd.	32,136,994	29,263
	Sime Darby Bhd.	60,401,374	27,978
	QL Resources Bhd.	11,872,443	22,448
	Petronas Dagangan Bhd.	4,734,640	22,335
	AMMB Holdings Bhd.	31,424,520	21,706
	Malaysia Airports Holdings Bhd.	16,438,939	19,986
	IJM Corp. Bhd.	50,777,521	19,525
	Carlsberg Brewery Malaysia Bhd.	2,863,481	18,274
	Telekom Malaysia Bhd.	18,836,277	17,581
	Kossan Rubber Industries Bhd.	13,014,543	16,972
	HAP Seng Consolidated Bhd.	9,128,281	15,564
	Westports Holdings Bhd.	17,350,541	14,809
	Inari Amertron Bhd.	43,644,578	14,291
	Genting Plantations Bhd.	5,987,903	13,242
	YTL Corp. Bhd.	71,847,497	12,727
	Fraser & Neave Holdings Bhd.	1,697,808	12,486
	My EG Services Bhd.	40,689,981	11,948
	Yinson Holdings Bhd.	9,809,980	11,797
	Bursa Malaysia Bhd.	8,324,608	11,480
	Hong Leong Financial Group Bhd.	3,722,732	11,338
	IGB REIT	27,509,833	11,058
	Sunway REIT	26,742,314	9,742
	TIME dotCom Bhd.	4,211,528	9,575
*	Supermax Corp. Bhd.	16,455,044	9,442
	Sunway Bhd.	25,191,740	9,149
	Sime Darby Property Bhd.	57,546,024	8,667
	Alliance Bank Malaysia Bhd.	18,084,653	8,173
	British American Tobacco Malaysia Bhd.	2,786,669	8,159
	Frontken Corp. Bhd.	15,304,300	7,880
	Malakoff Corp. Bhd.	37,598,813	7,571
	Serba Dinamik Holdings Bhd.	20,566,796	7,545
	KPJ Healthcare Bhd.	34,210,767	7,098
	IOI Properties Group Bhd.	29,973,995	7,071
*	FGV Holdings Bhd.	31,820,250	6,243
	Berjaya Sports Toto Bhd.	11,424,506	6,142
	Scientex Bhd.	3,028,508	5,833
	AirAsia Group Bhd.	30,287,954	5,690
	Magnum Bhd.	10,737,290	5,480
[1]	Astro Malaysia Holdings Bhd.	23,520,464	5,145
	DRB-Hicom Bhd.	14,211,317	4,630
	Malaysia Building Society Bhd.	30,204,884	4,443
	VS Industry Bhd.	20,719,898	4,422
	Malaysian Resources Corp. Bhd.	38,999,801	4,361
	Pavilion REIT	11,381,425	4,286
	SP Setia Bhd Group	21,388,278	4,009
	Axis REIT	8,618,700	3,907
	Pentamaster Corp. Bhd.	3,885,500	3,742
[1]	Lotte Chemical Titan Holding Bhd.	8,609,847	3,380
	Bermaz Auto Bhd.	10,488,901	3,304
	Padini Holdings Bhd.	5,351,245	3,100
	Sunway Construction Group Bhd.	6,745,934	2,920
	Sapura Energy Bhd.	147,822,568	2,898
*	Leong Hup International Bhd.	17,922,200	2,632
	AEON Credit Service M Bhd.	1,241,538	2,619
	Cahya Mata Sarawak Bhd.	7,493,570	2,391
*	Berjaya Corp. Bhd.	51,156,355	2,312
*	Bumi Armada Bhd.	59,311,405	2,270
*	Velesto Energy Bhd.	61,563,712	2,076
*	UEM Sunrise Bhd.	20,092,955	1,986
*	WCT Holdings Bhd.	16,288,421	1,897
	Syarikat Takaful Malaysia Keluarga Bhd.	1,577,100	1,610
	Muhibbah Engineering M Bhd.	5,505,045	1,316
	Pos Malaysia Bhd.	5,817,990	1,169

Vanguard® Total International Stock Index Fund
Schedule of Investments
April 30, 2020

		Shares	Market Value ($000)
*	AirAsia X Bhd.	23,707,796	599
*	Datasonic Group Bhd. Warrants Exp. 07/05/2023	4,140,150	409
*	Serba Dinamik Holdings Bhd. Warrants Exp. 05/12/2024	5,144,856	317
*	Mega First Corp. Bhd.	187,533	217
*	UMW Oil & Gas Corp. Bhd. Warrants Exp. 09/30/2024	12,999,819	181
*	Sunway Bhd. Warrants Exp. 12/31/2024	2,118,838	133
*	Malaysian Resources Corp. Bhd. Warrants Exp. 12/31/2027	2,634,201	70
*	BIMB Holdings Bhd. Warrants Exp. 12/04/2023	741,960	34
*	AirAsia X Bhd. Warrants Exp. 06/08/2020	1,955,625	2
*,§	OSK Holdings Bhd. Warrants Exp. 07/22/2020	1,716,558	2
*,§	WCT Holdings Bhd. Warrants Exp. 08/24/2020	1,594,005	2
*,§	RHB CAPITAL Bhd.	9,155,400	—
			2,257,214
Malta (0.0%)
*,§	BGP Holdings PLC Rights	17,449,685	—

Mexico (0.5%)
	America Movil SAB de CV	479,294,031	290,349
	Fomento Economico Mexicano SAB de CV	36,725,853	237,367
	Wal-Mart de Mexico SAB de CV	89,819,744	216,043
	Grupo Mexico SAB de CV Class B	63,034,886	134,434
	Grupo Financiero Banorte SAB de CV	49,134,622	134,371
	Grupo Bimbo SAB de CV Class A	41,586,001	61,410
	Grupo Elektra SAB DE CV	1,047,066	60,174
	Cemex SAB de CV	245,380,536	51,619
	Fibra Uno Administracion SA de CV	53,646,671	44,006
	Grupo Televisa SAB	38,023,815	40,405
	Coca-Cola Femsa SAB de CV	9,232,398	37,196
	Gruma SAB de CV Class B	3,647,529	34,626
	Grupo Aeroportuario del Pacifico SAB de CV Class B	5,486,492	34,283
	Grupo Aeroportuario del Sureste SAB de CV Class B	3,073,516	30,784
	Infraestructura Energetica Nova SAB de CV	9,432,479	29,251
*	Arca Continental SAB de CV	7,387,188	28,453
*	Promotora y Operadora de Infraestructura SAB de CV	3,716,921	25,822
	Grupo Financiero Inbursa SAB de CV	38,421,980	23,116
	Alfa SAB de CV Class A	54,069,894	22,121
	Orbia Advance Corp. SAB de CV	18,643,471	22,000
	Kimberly-Clark de Mexico SAB de CV Class A	14,984,969	21,165
	Grupo Aeroportuario del Centro Norte SAB de CV	5,724,734	20,855
	Industrias Penoles SAB de CV	2,018,561	15,585
	Grupo Carso SAB de CV	7,750,068	15,516
	Becle SAB de CV	8,947,013	13,724
*	Telesites SAB de CV	20,286,515	13,341
	PLA Administradora Industrial S de RL de CV	12,465,410	12,925
	Corp Inmobiliaria Vesta SAB de CV	9,366,872	12,837
	Qualitas Controladora SAB de CV	3,082,297	12,707
	Bolsa Mexicana de Valores SAB de CV	6,971,267	12,663
	Megacable Holdings SAB de CV	5,020,408	12,513
	Prologis Property Mexico SA de CV	7,051,569	11,496
[1]	Macquarie Mexico Real Estate Management SA de CV	12,171,508	10,055
*	Genomma Lab Internacional SAB de CV Class B	11,981,251	9,649
[1]	Banco del Bajio SA	11,779,707	9,287
*	Regional SAB de CV	3,779,294	9,263
*	La Comer SAB de CV	7,869,856	8,229
*	Alsea SAB de CV	9,576,232	7,895
	El Puerto de Liverpool SAB de CV	3,110,349	7,835
	Industrias Bachoco SAB de CV Class B	2,636,508	7,650
	Grupo Cementos de Chihuahua SAB de CV	2,589,395	7,516
	Gentera SAB de CV	18,304,896	7,276
[1]	GMexico Transportes SAB de CV	6,799,275	6,271
*	Controladora Vuela Cia de Aviacion SAB de CV Class A	11,655,106	5,740
*	Grupo Comercial Chedraui SA de CV	4,658,646	5,586
	Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santander	9,561,042	5,324
	Grupo Aeroportuario del Pacifico SAB de CV ADR	73,246	4,541

Vanguard® Total International Stock Index Fund
Schedule of Investments
April 30, 2020

		Shares	Market Value ($000)
	Grupo Lala SAB de CV	9,169,882	4,318
	Cemex SAB de CV ADR	1,997,451	4,235
	Grupo Herdez SAB de CV	3,289,782	4,076
	Concentradora Fibra Danhos SA de CV	3,931,165	3,037
	Alpek SAB de CV	6,292,720	2,992
*	Axtel SAB de CV	24,073,505	2,797
*	Credito Real SAB de CV SOFOM ER	3,866,513	2,326
[1]	Nemak SAB de CV	9,171,726	1,713
*	Hoteles City Express SAB de CV	5,609,956	1,678
	Grupo Rotoplas SAB de CV	2,398,639	1,363
*	Promotora y Operadora de Infraestructura SAB de CV Class L	274,290	1,354
	Consorcio ARA SAB de CV	10,355,204	1,268
*	Unifin Financiera SAB de CV	1,548,222	841
			1,877,272
Netherlands (2.5%)
	ASML Holding NV	6,987,040	2,040,821
	Unilever NV	23,861,627	1,188,298
	Koninklijke Philips NV	15,570,926	678,778
*	Prosus NV	7,546,781	570,585
	Koninklijke Ahold Delhaize NV	19,003,129	461,405
*,1	Adyen NV	461,303	456,047
	ING Groep NV	68,060,136	381,328
	Koninklijke DSM NV	3,074,173	376,778
^	Heineken NV	4,099,806	348,949
	Wolters Kluwer NV	4,616,602	340,025
	Relx NV	12,762,039	290,416
	Akzo Nobel NV	3,433,612	260,577
*	Galapagos NV	872,200	192,694
	NN Group NV	5,741,848	166,098
	Heineken Holding NV	1,835,736	143,029
^	Unibail-Rodamco-Westfield	2,351,247	139,221
	Koninklijke KPN NV	57,966,854	133,518
	ArcelorMittal SA	10,498,086	114,673
	ASM International NV	852,371	94,239
	Imcd NV	923,714	81,568
	Aegon NV	30,817,291	79,714
	Randstad NV	1,928,361	77,608
*	Koninklijke Vopak NV	1,164,384	66,984
	ASR Nederland NV	2,437,990	65,336
*,1	Just Eat Takeaway.com NV	628,456	64,600
[1]	ABN AMRO Bank NV	7,227,837	55,586
*	BE Semiconductor Industries NV	1,254,842	51,933
*	Aalberts NV	1,678,497	47,266
[1]	Signify NV	2,228,472	45,364
*	Altice Europe NV	10,173,224	40,588
^	SBM Offshore NV	2,855,428	36,193
	Corbion NV	993,551	35,720
	TKH Group NV	773,688	27,144
^	Boskalis Westminster	1,464,000	25,378
*,1	GrandVision NV	850,730	22,632
[1]	Intertrust NV	1,403,404	22,087
	Aperam SA	850,586	22,040
*	Oci NV	1,699,174	20,518
*,^	Arcadis NV	1,276,250	19,842
^,1	Flow Traders	488,178	16,286
^	PostNL NV	8,348,100	14,384
*,1	Basic-Fit NV	558,697	11,349
	TomTom NV	1,353,676	10,658
^	Nsi NV	251,013	10,111
	Eurocommercial Properties NV	778,995	8,680
^	AMG Advanced Metallurgical Group NV	512,797	8,628
	Sligro Food Group NV	528,374	8,252
*	Accell Group NV	401,136	7,496
*	Koninklijke BAM Groep NV	4,348,045	7,264

Vanguard® Total International Stock Index Fund
Schedule of Investments
April 30, 2020

		Shares	Market Value ($000)
^	Wereldhave NV	775,554	6,828
[1]	NIBC Holding NV	738,783	5,573
*,^	Fugro NV	1,333,133	4,994
	Vastned Retail NV	269,811	4,977
*	ForFarmers NV	536,044	3,566
[1]	B&S Group Sarl	374,754	2,091
^	Brunel International NV	291,106	1,836
*	Pharming Group NV	198,668	294
*	Altice Europe NV Class B	2,689	11
*,§,^	SRH NV	672,039	—
			9,418,858
New Zealand (0.3%)
	Fisher & Paykel Healthcare Corp. Ltd.	9,957,538	166,359
*	a2 Milk Co. Ltd.	12,860,039	153,060
^	Spark New Zealand Ltd.	34,026,584	92,087
	Auckland International Airport Ltd.	20,033,880	73,981
	Meridian Energy Ltd.	22,375,675	60,967
	Ryman Healthcare Ltd.	7,057,091	51,481
	Contact Energy Ltd.	13,485,543	51,431
	Fletcher Building Ltd. (XNZE)	14,824,803	33,215
	Chorus Ltd.	7,207,917	31,456
	Mercury NZ Ltd.	11,060,210	30,747
	Goodman Property Trust	18,226,038	24,999
	Infratil Ltd.	7,440,810	20,834
	EBOS Group Ltd.	1,498,691	20,241
	SKYCITY Entertainment Group Ltd.	10,808,349	17,444
	Kiwi Property Group Ltd.	24,174,237	14,153
	Precinct Properties New Zealand Ltd.	14,081,791	13,680
	Genesis Energy Ltd.	7,952,718	13,602
	Summerset Group Holdings Ltd.	3,542,564	13,065
	Z Energy Ltd.	5,988,034	11,280
	Freightways Ltd.	2,427,651	9,860
*	Pushpay Holdings Ltd.	3,355,356	8,770
	Vital Healthcare Property Trust	5,874,383	8,629
^	Metlifecare Ltd.	3,318,167	8,490
	Vector Ltd.	3,846,032	8,285
	Argosy Property Ltd.	12,466,127	8,047
	Air New Zealand Ltd.	8,211,077	6,705
*	Synlait Milk Ltd.	1,559,068	6,510
*	Restaurant Brands New Zealand Ltd.	731,568	5,359
	Scales Corp. Ltd.	1,626,975	4,813
^	Heartland Group Holdings Ltd.	6,007,000	4,120
	Kathmandu Holdings Ltd.	3,759,474	1,805
^	Tourism Holdings Ltd.	2,188,589	1,701
^	New Zealand Refining Co. Ltd.	2,457,757	1,383
*	SKY Network Television Ltd.	6,519,670	1,113
	Vista Group International Ltd.	1,001,980	759
			980,431
Norway (0.5%)
	Equinor ASA	17,147,614	237,440
	Dnb ASA	18,279,768	221,330
	Telenor ASA	11,339,524	173,938
	Mowi ASA	7,438,310	127,396
	Orkla ASA	13,444,306	121,441
^	Yara International ASA	3,065,024	104,102
	TOMRA Systems ASA	1,929,778	64,120
	Norsk Hydro ASA	23,594,157	59,855
*	Gjensidige Forsikring ASA	2,937,895	51,839
*	Bakkafrost P/F	892,365	44,028
*	Storebrand ASA	8,425,581	42,295
^,1	Entra ASA	3,049,889	38,401
	Schibsted ASA Class A	1,763,894	37,421
	Salmar ASA	918,800	35,808
*	Adevinta ASA	3,994,899	33,180

Vanguard® Total International Stock Index Fund
Schedule of Investments
April 30, 2020

		Shares	Market Value ($000)
	TGS NOPEC Geophysical Co. ASA	2,072,499	31,739
	Aker BP ASA	1,908,910	31,340
	Schibsted ASA Class B	1,372,924	26,665
*	Nel ASA	21,488,963	26,300
	Leroy Seafood Group ASA	4,661,368	24,755
[1]	Scatec Solar ASA	1,633,514	23,782
*	Subsea 7 SA	4,162,677	22,850
*	SpareBank 1 SR-Bank ASA	2,821,210	17,915
	Kongsberg Gruppen ASA	1,307,855	16,806
*	Nordic Semiconductor ASA	2,725,462	15,992
*	Borregaard ASA	1,656,902	15,388
	Veidekke ASA	1,727,517	15,338
	Frontline Ltd.	1,557,106	14,603
	SpareBank 1 SMN	1,975,835	14,356
*	Norwegian Finans Holding ASA	2,553,604	13,626
	Austevoll Seafood ASA	1,450,360	11,298
	Atea ASA	1,283,043	11,232
*	Aker ASA	418,542	11,041
	Grieg Seafood ASA	891,543	8,744
[1]	Elkem ASA	4,066,601	6,764
*,1	Sbanken ASA	1,223,411	6,515
	Norway Royal Salmon ASA	270,926	5,494
^	Dno ASA	10,964,169	4,954
[1]	BW LPG Ltd.	1,447,364	4,938
*	BW Offshore Ltd.	1,585,537	4,457
	Sparebank 1 Oestlandet	529,984	4,315
	Stolt-Nielsen Ltd.	445,284	3,794
	Ocean Yield ASA	814,041	2,111
*	Pgs ASA	5,446,083	1,945
	Wallenius Wilhelmsen ASA	1,758,633	1,934
*,^,1	Aker Solutions ASA	2,485,889	1,625
*,^	Borr Drilling Ltd.	1,285,205	906
*,^	Norwegian Air Shuttle ASA	657,572	567
*	BW Energy Ltd.	304,202	378
*	Akastor ASA	3,990	2
*	Seadrill Ltd.	2,546	1
			1,797,064
Other (0.2%)[2]
[3]	Vanguard FTSE Emerging Markets ETF	15,759,336	570,015

Pakistan (0.0%)
	Engro Corp. Ltd.	5,254,212	10,062
	Lucky Cement Ltd.	3,387,559	9,930
*	Hub Power Co. Ltd.	16,701,740	8,744
	MCB Bank Ltd.	7,871,748	8,019
	Oil & Gas Development Co. Ltd.	12,146,036	7,985
	Fauji Fertilizer Co. Ltd.	9,913,629	6,898
	Habib Bank Ltd.	10,934,799	6,873
	Pakistan Petroleum Ltd.	11,887,854	6,768
	Pakistan State Oil Co. Ltd.	6,288,913	6,062
	Pakistan Oilfields Ltd.	2,480,278	4,908
	Bank Alfalah Ltd.	21,839,710	4,093
	United Bank Ltd.	5,550,532	3,698
	Engro Fertilizers Ltd.	8,616,116	3,311
	DG Khan Cement Co. Ltd.	6,081,711	3,276
	Nishat Mills Ltd.	4,271,454	2,045
	SUI Northern Gas Pipeline Ltd.	5,450,904	1,796
	Searle Co. Ltd.	1,531,484	1,766
	Millat Tractors Ltd.	360,033	1,570
*	SUI Southern Gas Co. Ltd.	12,921,366	1,098
*	National Bank of Pakistan	6,135,281	1,087
	Kot Addu Power Co. Ltd.	7,047,009	1,010
	Fauji Cement Co. Ltd.	7,436,507	787

Vanguard® Total International Stock Index Fund
Schedule of Investments
April 30, 2020

		Shares	Market Value ($000)
	Pakistan Telecommunication Co. Ltd.	1,174,000	56
			101,842
Peru (0.0%)
	Cia de Minas Buenaventura SAA ADR	3,432,763	25,711
§	Cia de Minas Buenaventura SAA	289,871	2,147
			27,858
Philippines (0.2%)
	SM Investments Corp.	8,589,336	143,164
	SM Prime Holdings Inc.	161,880,770	98,579
	Ayala Land Inc.	127,980,006	79,901
	BDO Unibank Inc.	35,290,973	69,441
	Ayala Corp.	5,106,982	58,092
	PLDT Inc.	1,876,601	47,563
	JG Summit Holdings Inc.	46,338,477	46,151
	Universal Robina Corp.	14,329,957	35,469
	Bank of the Philippine Islands	29,128,441	33,456
	International Container Terminal Services Inc.	18,829,712	32,935
	Metropolitan Bank & Trust Co.	29,245,240	22,368
	Manila Electric Co.	4,154,185	20,742
	Globe Telecom Inc.	475,834	20,642
	Jollibee Foods Corp.	6,697,124	18,921
	Security Bank Corp.	7,390,978	14,951
*	GT Capital Holdings Inc.	1,607,341	14,391
	Puregold Price Club Inc.	14,875,855	13,539
	Aboitiz Power Corp.	24,202,190	13,061
	Robinsons Retail Holdings Inc.	9,726,581	12,845
	San Miguel Food and Beverage Inc.	10,562,386	12,407
	Metro Pacific Investments Corp.	229,811,700	11,586
	San Miguel Corp.	5,596,550	10,743
	Megaworld Corp.	192,499,641	9,714
	Robinsons Land Corp.	32,299,042	9,543
*	Alliance Global Group Inc.	65,669,248	8,356
	First Gen Corp.	19,023,834	7,126
	Wilcon Depot Inc.	24,305,692	7,037
*	LT Group Inc.	43,634,676	6,669
	Bloomberry Resorts Corp.	55,359,144	6,124
	DMCI Holdings Inc.	68,708,463	5,587
	Vista Land & Lifescapes Inc.	65,221,423	5,559
	Semirara Mining & Power Corp.	17,684,935	4,198
	Manila Water Co. Inc.	19,288,657	4,045
	Century Pacific Food Inc.	13,777,987	3,891
	D&L Industries Inc.	32,938,302	3,445
	Filinvest Land Inc.	156,945,968	2,936
	Cebu Air Inc.	2,830,448	2,707
*,1	CEMEX Holdings Philippines Inc.	82,849,319	1,818
	Nickel Asia Corp.	47,213,285	1,573
*,§	Altus San Nicolas Corp.	622,128	64
*,§	Energy Development Corp.	41,300	6
			921,345
Poland (0.2%)
	CD Projekt SA	1,089,368	95,373
	Polski Koncern Naftowy ORLEN SA	5,455,693	82,814
	Powszechna Kasa Oszczednosci Bank Polski SA	14,937,639	79,943
	Powszechny Zaklad Ubezpieczen SA	9,773,604	72,140
*	KGHM Polska Miedz SA	2,386,699	44,892
*,1	Dino Polska SA	840,737	35,555
	Bank Polska Kasa Opieki SA	2,750,110	34,885
	Cyfrowy Polsat SA	4,626,788	28,607
	Polskie Gornictwo Naftowe i Gazownictwo SA	30,616,133	27,558
	Grupa Lotos SA	1,761,286	26,728
	Lpp SA	15,328	24,161
	Santander Bank Polska SA	524,810	20,861
*	Orange Polska SA	11,847,192	20,118

Vanguard® Total International Stock Index Fund
Schedule of Investments
April 30, 2020

		Shares	Market Value ($000)
*,1	PLAY Communications SA	2,308,077	18,684
	Asseco Poland SA	1,105,276	17,861
*	PGE Polska Grupa Energetyczna SA	12,879,075	12,881
*	mBank SA	207,778	11,065
*,^	AmRest Holdings SE	1,138,324	7,638
*	Kernel Holding SA	781,007	7,564
*	Bank Millennium SA	9,728,259	6,625
^	Eurocash SA	1,254,597	6,510
*	Energa SA	3,423,120	6,415
^	CCC SA	486,626	6,147
*	Alior Bank SA	1,507,312	5,531
	Bank Handlowy w Warszawie SA	558,012	4,959
	Kruk SA	260,103	4,944
*	Grupa Azoty SA	743,244	4,768
*	Enea SA	3,405,255	4,600
	Warsaw Stock Exchange	458,296	4,489
*	Tauron Polska Energia SA	14,893,802	4,089
*	Ciech SA	381,744	3,674
^	Jastrzebska Spolka Weglowa SA	941,763	3,127
*,§	getBACK SA	560,985	507
			735,713
Portugal (0.1%)
	EDP - Energias de Portugal SA	43,974,108	185,302
	Galp Energia SGPS SA	9,061,368	104,579
	Jeronimo Martins SGPS SA	4,295,892	72,831
	EDP Renovaveis SA	2,619,004	32,110
	REN - Redes Energeticas Nacionais SGPS SA	7,175,282	19,435
	Banco Comercial Portugues SA	149,585,285	16,736
	Nos Sgps SA	4,295,657	16,090
	Navigator Co. SA	5,274,037	13,704
	Sonae SGPS SA	15,312,304	12,101
	Altri SGPS SA	1,637,794	8,644
	Corticeira Amorim SGPS SA	617,892	6,510
	CTT-Correios de Portugal SA	2,321,421	5,477
*	Semapa-Sociedade de Investimento e Gestao SGPS SA	336,492	3,321
	Mota-Engil SGPS SA	1,458,618	1,837
*	Banco Espirito Santo SA	19,970,703	45
			498,722
Qatar (0.2%)
	Qatar National Bank QPSC	77,914,657	367,495
	Qatar Islamic Bank SAQ	20,288,324	86,216
	Masraf Al Rayan QSC	70,847,649	74,140
	Industries Qatar QSC	34,282,778	66,198
*	Qatar Fuel QSC	9,085,448	39,897
	Commercial Bank PSQC	33,366,404	36,739
	Mesaieed Petrochemical Holding Co.	69,807,835	34,392
	Qatar Electricity & Water Co. QSC	7,968,891	32,945
	Qatar Gas Transport Co. Ltd.	44,869,980	30,733
	Ooredoo QPSC	15,724,351	27,508
	Qatar International Islamic Bank QSC	12,159,927	26,701
	Barwa Real Estate Co.	30,438,014	23,907
	Qatar Insurance Co. SAQ	25,405,631	13,930
*	Doha Bank QPSC	24,662,507	13,640
	United Development Co. QSC	28,266,334	8,191
	Vodafone Qatar QSC	26,130,001	7,801
	Qatar Aluminum Manufacturing Co.	44,848,270	7,671
	Al Meera Consumer Goods Co. QSC	1,346,036	6,458
*	Ezdan Holding Group QSC	25,000,150	5,109
*	Gulf International Services QSC	13,944,390	4,914
	Medicare Group	2,190,660	3,836
			918,421
Russia (0.8%)
	Sberbank of Russia PJSC Ordinary Shares	177,650,867	468,152

Vanguard® Total International Stock Index Fund
Schedule of Investments
April 30, 2020

		Shares	Market Value ($000)
	Gazprom PJSC	183,373,058	466,223
	Lukoil PJSC	7,204,159	464,868
	MMC Norilsk Nickel PJSC	842,749	228,962
	Novatek PJSC	15,381,193	213,936
	Tatneft PJSC Ordinary Shares	20,999,704	154,591
	Rosneft Oil Co. PJSC	17,730,187	79,583
	Surgutneftegas OAO Preference Shares	137,866,784	67,464
	Surgutneftegas PJSC	111,222,768	55,230
	Polyus PJSC GDR	651,061	52,899
	AK Transneft OAO Preference Shares	27,456	50,375
	Novatek PJSC GDR	342,133	47,978
	Mobile TeleSystems PJSC ADR	4,916,107	42,131
	VTB Bank PJSC	89,150,518,711	41,725
	Inter RAO UES PJSC	616,884,531	41,326
	Moscow Exchange MICEX-RTS PJSC	24,686,045	39,903
	Tatneft PJSC ADR	857,836	38,215
	Alrosa PJSC	43,101,147	35,699
	Magnit PJSC (MISX)	649,857	32,273
	Magnit PJSC (XLON)	2,925,819	32,270
	Severstal PAO	2,689,728	31,944
	Mobile TeleSystems PJSC	6,090,423	26,345
	Polyus PJSC	156,009	25,353
	PhosAgro PJSC GDR	1,559,625	18,800
	Rostelecom PJSC	16,694,722	18,439
	MMC Norilsk Nickel PJSC ADR	645,986	17,918
	Tatneft PAO Preference Shares	2,565,652	17,615
	Magnitogorsk Iron & Steel Works PJSC	31,496,910	16,943
	RusHydro PJSC	1,998,999,672	16,866
	Novolipetsk Steel PJSC GDR	973,567	16,663
	Novolipetsk Steel PJSC	8,346,812	14,291
	Federal Grid Co. Unified Energy System PJSC	4,891,697,542	12,055
	Rosneft Oil Co. PJSC GDR	2,514,728	11,275
	Rosseti PJSC	576,497,133	9,892
	Aeroflot PJSC	8,165,683	8,300
	Unipro PJSC	204,431,678	7,701
	Severstal PAO GDR	611,612	7,291
	Surgutneftegas PJSC ADR	1,166,248	5,800
	Sistema PJSFC	29,751,041	5,769
[1]	Detsky Mir PJSC	4,708,328	5,561
	M.Video PJSC	1,032,741	5,044
	Bashneft PJSC	215,214	5,030
	Sistema PJSFC GDR	1,269,938	4,986
	PhosAgro PJSC	122,322	4,445
	Safmar Financial Investment PJSC	661,458	3,822
	Tmk PJSC	4,827,936	3,642
*	RussNeft PJSC	606,819	3,389
	OGK-2 PJSC	372,545,407	3,167
	Mosenergo PJSC	108,651,956	2,858
	Raspadskaya OJSC	1,968,332	2,796
	Enel Russia PJSC	176,188,090	2,194
*	Mechel PJSC	2,230,897	1,951
	Mechel PJSC Preference Shares	1,821,704	1,806
	Sberbank of Russia PJSC ADR	159,356	1,675
	Tgc-1 PJSC	10,518,536,259	1,669
§	Lenenergo PJSC Preference Shares	1,011,617	1,635
	Sberbank of Russia PJSC ADR	115,858	1,230
	Bashneft PAO Preference Shares	61,552	1,135
*	Mechel PJSC ADR	692,138	1,100
	Lukoil PJSC ADR	3,820	249
	Tatneft PJSC ADR	3,534	157
			3,002,604
Saudi Arabia (0.6%)
	Al Rajhi Bank	17,816,340	270,824
	Saudi Basic Industries Corp.	12,781,466	253,647

Vanguard® Total International Stock Index Fund
Schedule of Investments
April 30, 2020

		Shares	Market Value ($000)
	Saudi Telecom Co.	8,532,929	205,493
	National Commercial Bank	19,294,110	190,420
[1]	Saudi Arabian Oil Co.	17,842,277	149,926
	Riyad Bank	21,096,511	95,373
	Samba Financial Group	14,130,399	87,274
*	Alinma Bank	14,922,690	63,093
*	Saudi Arabian Mining Co.	6,110,993	60,167
	Saudi Arabian Fertilizer Co.	2,912,827	54,622
	Saudi Electricity Co.	11,338,120	51,339
	Almarai Co. JSC	3,652,550	47,625
*	Banque Saudi Fransi	5,498,483	45,190
*	Etihad Etisalat Co.	5,635,607	41,627
	Yanbu National Petrochemical Co.	3,460,106	41,228
*	Savola Group	3,821,652	41,152
	Jarir Marketing Co.	875,255	34,332
	Bank AlBilad	5,472,906	32,987
	Bupa Arabia for Cooperative Insurance Co.	933,098	26,577
*	Saudi Kayan Petrochemical Co.	11,264,893	25,866
	Sahara International Petrochemical Co.	5,568,012	22,684
	Bank Al-Jazira	6,545,777	20,777
	Advanced Petrochemical Co.	1,695,507	20,061
*	Co for Cooperative Insurance	951,501	18,252
*	Dar Al Arkan Real Estate Development Co.	8,433,461	18,090
	Arab National Bank	3,206,930	17,343
	Saudi Industrial Investment Group	3,207,816	15,831
	Abdullah Al Othaim Markets Co.	590,452	15,656
*	Mouwasat Medical Services Co.	692,683	15,629
	Saudi Cement Co.	1,111,492	15,527
*	Mobile Telecommunications Co. Saudi Arabia	4,493,814	14,554
*	National Industrialization Co.	5,348,436	14,417
	Saudi Airlines Catering Co.	612,362	12,983
*	Rabigh Refining & Petrochemical Co.	3,556,014	12,914
*	Arabian Centres Co. Ltd.	2,016,538	12,911
	Southern Province Cement Co.	884,176	12,510
*	Emaar Economic City	5,682,108	11,045
*	Seera Group Holding	2,499,563	10,307
	Saudi Ground Services Co.	1,322,782	9,199
	Qassim Cement Co.	580,179	8,802
	Saudia Dairy & Foodstuff Co.	213,192	8,532
	Yanbu Cement Co.	1,057,857	8,377
*	National Petrochemical Co.	1,543,721	8,249
*	Aldrees Petroleum and Transport Services Co.	499,863	7,734
	Yamama Cement Co.	1,377,432	7,632
	United Electronics Co.	412,635	7,461
*	Saudi Research & Marketing Group	433,869	7,077
	Dallah Healthcare Co.	551,791	7,053
	Arriyadh Development Co.	1,709,505	6,307
*	City Cement Co.	1,613,033	5,935
*	Fawaz Abdulaziz Al Hokair & Co.	1,006,260	5,743
*	Al Hammadi Co. for Development and Investment	1,113,998	5,718
*	Saudi Pharmaceutical Industries & Medical Appliances Corp.	797,212	5,712
	Leejam Sports Co. JSC	341,636	5,630
	Arabian Cement Co.	681,306	4,858
*	Najran Cement Co.	1,631,906	4,796
*	National Agriculture Development Co.	579,294	4,538
	Eastern Province Cement Co.	588,010	4,453
*	Saudi Public Transport Co.	1,111,663	4,393
	National Gas & Industrialization Co.	516,103	3,950
*	Saudi Real Estate Co.	1,191,504	3,853
*	Al Jouf Cement Co.	1,618,094	3,640
	United International Transportation Co.	464,475	3,529
*	Northern Region Cement Co.	1,317,158	3,520
	Dur Hospitality Co.	579,158	3,434
	Herfy Food Services Co.	284,362	3,393

Vanguard® Total International Stock Index Fund
Schedule of Investments
April 30, 2020

		Shares	Market Value ($000)
*	Hail Cement Co.	1,073,662	3,348
*	Middle East Healthcare Co.	463,070	3,246
*	Saudi Ceramic Co.	412,798	3,204
*	National Medical Care Co.	323,526	3,203
*	Saudi Chemical Co. Holding	555,195	3,151
*	Mediterranean & Gulf Insurance & Reinsurance Co.	605,492	2,909
*	Astra Industrial Group	595,402	2,562
*	Tabuk Cement Co.	617,672	1,923
*	Aseer Trading Tourism & Manufacturing Co.	778,624	1,900
*	Zamil Industrial Investment Co.	444,323	1,764
*	Abdul Mohsen Al-Hokair Tourism and Development Co.	434,875	1,385
*	Bawan Co.	387,646	1,277
*	Methanol Chemicals Co.	658,177	1,173
			2,294,816
Singapore (0.8%)
	DBS Group Holdings Ltd.	31,329,623	441,093
	Oversea-Chinese Banking Corp. Ltd.	60,279,153	384,600
	United Overseas Bank Ltd.	22,543,527	322,127
	Singapore Telecommunications Ltd.	129,739,808	259,251
	Ascendas REIT	51,580,121	107,869
	Keppel Corp. Ltd.	25,241,720	106,564
	Singapore Exchange Ltd.	14,501,952	98,890
*	CapitaLand Ltd.	44,498,260	94,415
	Wilmar International Ltd.	34,435,166	86,717
	Singapore Technologies Engineering Ltd.	27,168,652	65,795
	Mapletree Logistics Trust	45,502,462	57,639
	CapitaLand Mall Trust	42,552,063	56,616
	Genting Singapore Ltd.	100,601,382	55,821
	CapitaLand Commercial Trust	48,689,296	55,328
	Mapletree Commercial Trust	38,790,340	53,414
	Venture Corp. Ltd.	4,596,045	51,364
	Mapletree Industrial Trust	27,257,386	48,937
	City Developments Ltd.	8,353,305	46,693
	UOL Group Ltd.	8,858,453	42,606
	ComfortDelGro Corp. Ltd.	35,981,482	41,948
	Singapore Airlines Ltd.	9,018,128	38,997
	Suntec REIT	37,849,608	37,385
	NetLink NBN Trust	52,408,557	37,087
	Keppel DC REIT	21,989,212	36,464
	Frasers Logistics & Industrial Trust	45,612,453	34,138
	Singapore Press Holdings Ltd.	28,311,280	30,402
	Keppel REIT	36,567,494	27,313
	SATS Ltd.	11,298,222	26,176
	Jardine Cycle & Carriage Ltd.	1,793,601	25,501
	Mapletree North Asia Commercial Trust	38,097,468	25,302
	Keppel Infrastructure Trust	64,980,240	22,756
	Ascott Residence Trust	33,549,926	21,105
	Frasers Centrepoint Trust	13,403,162	20,137
	Manulife US REIT	26,776,192	19,255
	Sembcorp Industries Ltd.	16,696,229	19,127
	CapitaLand Retail China Trust	14,026,477	13,339
	Parkway Life REIT	5,693,522	13,302
	Singapore Post Ltd.	23,679,012	12,202
	Ascendas India Trust	13,553,537	12,115
*	Golden Agri-Resources Ltd.	109,603,588	12,053
	CDL Hospitality Trusts	16,010,858	11,007
	StarHub Ltd.	10,390,114	10,946
	Hutchison Port Holdings Trust	80,989,835	10,496
	Esr-REIT	43,003,994	10,304
	Olam International Ltd.	9,408,495	9,961
	OUE Commercial REIT	30,092,144	8,577
	Raffles Medical Group Ltd.	13,339,194	8,202
	Sheng Siong Group Ltd.	7,332,718	7,684
	Starhill Global REIT	21,451,526	7,560

Vanguard® Total International Stock Index Fund
Schedule of Investments
April 30, 2020

		Shares	Market Value ($000)
*	Sembcorp Marine Ltd.	13,656,293	7,220
	First Resources Ltd.	7,937,383	7,065
	Aims Apac REIT	8,507,801	6,903
	Wing Tai Holdings Ltd.	5,310,957	6,493
	ARA LOGOS Logistics Trust	16,255,085	6,183
	Far East Hospitality Trust	13,691,752	5,033
	Accordia Golf Trust	12,151,186	4,891
	SIA Engineering Co. Ltd.	3,671,158	4,846
	First REIT	8,036,827	4,535
§	Best World International Ltd.	4,538,331	4,338
	Thomson Medical Group Ltd.	95,012,234	4,098
	Frasers Property Ltd.	4,626,915	4,020
	Sph REIT	6,838,511	3,936
	Soilbuild Business Space REIT	14,648,984	3,916
	Frasers Hospitality Trust	11,018,238	3,856
	Sabana Shari'ah Compliant Industrial REIT	15,667,373	3,596
	Lippo Malls Indonesia Retail Trust	29,771,586	3,038
	Keppel Pacific Oak US REIT	4,781,900	3,037
*	Yoma Strategic Holdings Ltd.	18,132,590	2,531
	Asian Pay Television Trust	21,785,549	2,002
	Silverlake Axis Ltd.	11,706,621	1,978
§	Eagle Hospitality Trust	11,228,900	1,538
	Bumitama Agri Ltd.	4,262,315	1,282
*,§,^	Hyflux Ltd.	7,030,168	1,047
*,§,^	Noble Group Ltd.	13,223,534	760
*,§,^	Ezra Holdings Ltd.	20,298,532	158
*,^	Ezion Holdings Ltd. Warrants Exp. 04/16/2023	12,879,086	—
			3,144,880
South Africa (1.0%)
	Naspers Ltd.	7,545,094	1,174,383
	AngloGold Ashanti Ltd.	7,255,043	177,097
^	Standard Bank Group Ltd.	22,512,849	124,219
	FirstRand Ltd.	55,958,886	122,131
	Gold Fields Ltd.	14,205,260	105,738
	Sanlam Ltd.	30,872,963	98,698
	MTN Group Ltd.	31,508,798	82,801
*	Sibanye Stillwater Ltd.	38,015,367	77,444
	Impala Platinum Holdings Ltd.	12,861,561	76,710
	Bid Corp. Ltd.	5,825,616	75,921
	Vodacom Group Ltd.	10,530,942	69,987
	Remgro Ltd.	9,211,070	67,933
	Absa Group Ltd.	12,714,056	62,746
	Anglo American Platinum Ltd.	1,064,047	55,841
	Clicks Group Ltd.	4,291,157	53,452
	Shoprite Holdings Ltd.	8,644,951	50,044
	Bidvest Group Ltd.	6,075,521	49,339
*	Sasol Ltd.	9,828,860	46,647
	Capitec Bank Holdings Ltd.	932,913	45,478
^	Old Mutual Ltd. (XLON)	63,653,233	45,337
*	Aspen Pharmacare Holdings Ltd.	6,803,485	42,438
	Nedbank Group Ltd.	7,015,899	40,787
	Growthpoint Properties Ltd.	53,023,801	39,814
	RMB Holdings Ltd.	13,449,187	38,559
*	MultiChoice Group	7,491,793	35,113
	Discovery Ltd.	6,467,941	33,934
	SPAR Group Ltd.	3,446,666	32,853
	Mr Price Group Ltd.	4,477,924	31,904
	Mondi plc (XJSE)	1,745,242	31,100
*	Northam Platinum Ltd.	6,210,446	30,782
*	Harmony Gold Mining Co. Ltd.	8,039,194	29,586
	Tiger Brands Ltd.	2,942,749	28,655
	NEPI Rockcastle plc	6,286,466	26,902
	Woolworths Holdings Ltd.	15,884,573	26,159

Vanguard® Total International Stock Index Fund

Schedule of Investments

April 30, 2020

		Shares	Market Value ($000)
^	Exxaro Resources Ltd.	4,485,677	26,040
	PSG Group Ltd.	2,927,233	25,001
	Life Healthcare Group Holdings Ltd.	25,556,294	24,571
	AVI Ltd.	5,689,383	24,085
	Netcare Ltd.	25,831,981	21,665
	Pick n Pay Stores Ltd.	6,158,846	19,294
	Kumba Iron Ore Ltd.	925,661	17,422
	Rand Merchant Investment Holdings Ltd.	12,273,495	16,620
	Foschini Group Ltd.	4,131,633	16,210
	Momentum Metropolitan Holdings	16,552,179	15,488
	Barloworld Ltd.	3,987,891	14,631
	African Rainbow Minerals Ltd.	1,929,971	14,126
	Truworths International Ltd.	7,870,146	12,423
	Redefine Properties Ltd.	99,595,908	12,260
	Old Mutual Ltd. (XJSE)	16,246,177	11,793
*	Sappi Ltd.	9,591,808	11,658
	Fortress REIT Ltd. Class A	20,260,079	11,102
	Investec Ltd.	4,927,473	10,262
	Resilient REIT Ltd.	5,137,191	9,947
	Assore Ltd.	562,548	9,556
	Santam Ltd.	632,645	9,377
	Coronation Fund Managers Ltd.	4,357,402	8,488
[1]	Pepkor Holdings Ltd.	12,169,257	7,944
	Liberty Holdings Ltd.	2,014,666	7,640
[1]	Dis-Chem Pharmacies Ltd.	6,412,045	7,611
	JSE Ltd.	1,325,852	7,400
	AECI Ltd.	1,673,802	6,710
	Astral Foods Ltd.	610,830	6,359
	DRDGOLD Ltd.	6,610,415	6,083
	Telkom SA SOC Ltd.	5,413,058	6,002
	Equites Property Fund Ltd.	6,532,292	5,799
	Reunert Ltd.	2,565,064	5,538
*	Ninety One Ltd.	2,496,680	5,260
	Distell Group Holdings Ltd.	1,186,176	5,058
	Imperial Logistics Ltd.	2,835,895	4,987
	Hyprop Investments Ltd.	4,814,020	4,947
	KAP Industrial Holdings Ltd.	43,346,576	4,700
*	Transaction Capital Ltd.	5,729,115	4,686
	Motus Holdings Ltd.	2,838,799	4,624
	DataTec Ltd.	3,192,825	4,203
	Wilson Bayly Holmes-Ovcon Ltd.	800,758	4,109
	Allied Electronics Corp. Ltd.	3,653,919	4,047
*	Super Group Ltd.	5,342,152	4,022
	MAS Real Estate Inc.	6,750,536	3,911
	Vukile Property Fund Ltd.	13,238,963	3,878
	Advtech Ltd.	7,739,171	3,634
*	Omnia Holdings Ltd.	2,592,834	3,289
	Investec Property Fund Ltd.	7,059,152	3,129
*,^	Brait SE	14,472,994	3,080
	Attacq Ltd.	10,209,613	2,964
	Famous Brands Ltd.	1,333,090	2,950
	Adcock Ingram Holdings Ltd.	1,152,820	2,769
	Peregrine Holdings Ltd.	2,644,322	2,687
	Cashbuild Ltd.	320,502	2,604
	SA Corporate Real Estate Ltd.	39,330,737	2,543
	Alexander Forbes Group Holdings Ltd.	11,662,925	2,532
	Emira Property Fund Ltd.	6,788,797	2,373
*	Metair Investments Ltd.	2,952,144	2,363
	Raubex Group Ltd.	2,489,145	2,303
*,^	Massmart Holdings Ltd.	1,703,421	2,272
	Fortress REIT Ltd. Class B	17,237,023	2,169
*,^	Steinhoff International Holdings NV (XJSE)	34,026,738	2,045
*	Long4Life Ltd.	12,752,208	1,900
	Epp NV	6,634,923	1,862

Vanguard® Total International Stock Index Fund

Schedule of Investments

April 30, 2020

		Shares	Market Value ($000)
*	Sun International Ltd.	1,728,742	1,541
*	PPC Ltd.	22,121,368	1,478
	Hudaco Industries Ltd.	403,057	1,461
	Zeder Investments Ltd.	13,732,917	1,445
	Mediclinic International plc (XJSE)	446,378	1,395
	Curro Holdings Ltd.	2,557,561	1,341
	Grindrod Ltd.	6,882,770	1,293
	Tsogo Sun Gaming Ltd.	8,054,986	1,139
	Murray & Roberts Holdings Ltd.	3,838,613	1,136
*	Blue Label Telecoms Ltd.	9,263,682	1,066
	Hosken Consolidated Investments Ltd.	825,470	1,014
	Lewis Group Ltd.	1,083,310	923
*	Nampak Ltd.	9,695,298	871
*	Tsogo Sun Hotels Ltd.	8,054,960	811
	City Lodge Hotels Ltd.	500,865	743
*,^	EOH Holdings Ltd.	1,655,618	340
	Arrowhead Properties Ltd. Class B	1,128,247	91
	Delta Property Fund Ltd.	3,998,230	88
*,^	Steinhoff International Holdings NV (XETR)	370,866	23
*,§,^	Great Basin Gold Ltd.	2,279,068	—
			3,665,736
South Korea (3.3%)
	Samsung Electronics Co. Ltd.	81,556,313	3,353,397
	SK Hynix Inc.	8,994,140	618,955
	Samsung Electronics Co. Ltd. Preference Shares	14,847,600	514,701
	NAVER Corp.	2,326,511	377,199
*,^	Celltrion Inc.	1,797,255	310,631
	LG Chem Ltd.	803,841	249,764
	Samsung SDI Co. Ltd.	912,185	215,491
	Shinhan Financial Group Co. Ltd.	7,813,917	198,103
	Hyundai Motor Co.	2,441,964	188,745
	KB Financial Group Inc.	6,542,009	187,176
	LG Household & Health Care Ltd.	157,404	178,496
	Posco	1,164,818	176,010
	Hyundai Mobis Co. Ltd.	1,137,646	160,841
	NCSoft Corp.	291,465	154,433
	Kakao Corp.	879,511	132,911
	Samsung C&T Corp.	1,468,533	128,591
	KT&G Corp.	1,925,261	128,545
	Hana Financial Group Inc.	5,063,197	115,583
*,1	Samsung Biologics Co. Ltd.	231,356	110,515
	Kia Motors Corp.	4,509,626	110,146
	Samsung Fire & Marine Insurance Co. Ltd.	580,520	91,044
	Samsung Electro-Mechanics Co. Ltd.	951,287	88,937
	SK Holdings Co. Ltd.	579,998	86,574
	LG Electronics Inc.	1,910,468	85,981
	Amorepacific Corp.	566,588	82,070
	SK Innovation Co. Ltd.	999,528	80,632
	LG Corp.	1,582,347	80,517
*,^	Celltrion Healthcare Co. Ltd.	1,152,501	79,880
	Samsung SDS Co. Ltd.	556,695	74,265
*	Korea Electric Power Corp.	3,797,845	74,227
	Woori Financial Group Inc.	9,584,847	66,379
	Korea Zinc Co. Ltd.	174,245	55,381
*	Korea Shipbuilding & Offshore Engineering Co. Ltd.	757,846	51,407
	Coway Co. Ltd.	986,681	50,007
	SK Telecom Co. Ltd.	284,156	49,387
*,^	HLB Inc.	588,344	46,132
	Lotte Chemical Corp.	257,595	45,776
	Samsung Life Insurance Co. Ltd.	1,114,012	45,178
	Hyundai Motor Co. 2nd Preference Shares	877,026	42,360
	S-Oil Corp.	716,718	41,150
	Orion Corp.	387,435	39,691
	Kangwon Land Inc.	1,849,566	38,225

Vanguard® Total International Stock Index Fund

Schedule of Investments

April 30, 2020

		Shares	Market Value ($000)
	Mirae Asset Daewoo Co. Ltd.	8,098,925	37,336
	Hyundai Engineering & Construction Co. Ltd.	1,287,679	37,329
	Hotel Shilla Co. Ltd.	532,656	37,242
	Hyundai Heavy Industries Holdings Co. Ltd.	185,494	37,036
	LG Uplus Corp.	3,369,964	37,006
^	Hanjin Kal Corp.	513,578	36,727
*	LG Display Co. Ltd.	3,910,778	35,481
	Daelim Industrial Co. Ltd.	488,869	35,274
	E-MART Inc.	344,192	33,917
	Industrial Bank of Korea	4,951,500	32,256
	Yuhan Corp.	824,685	32,039
	CJ CheilJedang Corp.	141,241	31,772
	DB Insurance Co. Ltd.	824,696	30,122
	GS Holdings Corp.	914,919	28,788
	Samsung Securities Co. Ltd.	1,143,977	28,346
	Korea Investment Holdings Co. Ltd.	678,291	28,082
	Hanmi Pharm Co. Ltd.	130,655	27,876
	Hyundai Glovis Co. Ltd.	330,012	27,582
*	Samsung Heavy Industries Co. Ltd.	7,633,197	26,832
	Korea Aerospace Industries Ltd.	1,246,185	26,290
	Shinsegae Inc.	121,150	26,283
	LG Innotek Co. Ltd.	242,396	26,262
*	Samsung Engineering Co. Ltd.	2,735,516	25,818
	Fila Holdings Corp.	900,977	25,759
*,^	KMW Co. Ltd.	499,230	24,871
	S-1 Corp.	341,945	24,326
	AMOREPACIFIC Group	500,124	23,935
	Hyundai Steel Co.	1,341,440	23,859
	Hankook Tire & Technology Co. Ltd.	1,353,496	23,747
*,^,1	Netmarble Corp.	298,660	23,470
	BNK Financial Group Inc.	5,639,024	23,451
	Douzone Bizon Co. Ltd.	323,182	23,422
	Hyundai Marine & Fire Insurance Co. Ltd.	1,079,601	23,347
	GS Engineering & Construction Corp.	1,061,358	22,161
*,^	Helixmith Co. Ltd.	395,933	21,630
	Hanon Systems	2,830,336	21,320
	SK Telecom Co. Ltd. ADR	1,090,655	20,864
	Kumho Petrochemical Co. Ltd.	313,157	19,748
	NH Investment & Securities Co. Ltd.	2,402,501	19,119
^	Seegene Inc.	250,309	18,853
	Cheil Worldwide Inc.	1,287,790	18,795
	CJ ENM Co. Ltd.	178,161	18,744
*,^	Celltrion Pharm Inc.	318,626	18,538
	Lotte Shopping Co. Ltd.	217,869	17,842
	Hanwha Solutions Corp.	1,453,429	17,395
*	Pearl Abyss Corp.	109,227	17,276
	Lotte Corp.	506,020	16,705
	LG Household & Health Care Ltd. Preference Shares	27,974	16,631
*	Genexine Co. Ltd.	306,602	16,620
	Hyundai Department Store Co. Ltd.	276,240	16,482
^	POSCO Chemical Co. Ltd.	377,756	16,146
*	CJ Logistics Corp.	132,663	16,112
*	Hanwha Aerospace Co. Ltd.	724,588	15,959
	Hanwha Corp.	927,358	15,818
	Com2uSCorp	178,865	15,751
	CJ Corp.	233,127	15,571
	LG Chem Ltd. Preference Shares	108,471	15,404
	GS Retail Co. Ltd.	490,054	15,269
	Hite Jinro Co. Ltd.	554,496	14,795
	DGB Financial Group Inc.	3,407,668	14,793
	Hyundai Elevator Co. Ltd.	289,183	14,782
*,^	HMM Co. Ltd.	4,876,256	14,487
*,^	Pharmicell Co. Ltd.	916,959	14,304
*	WONIK IPS Co. Ltd.	625,121	14,279

Vanguard® Total International Stock Index Fund

Schedule of Investments

April 30, 2020

		Shares	Market Value ($000)
	BGF retail Co. Ltd.	109,893	14,217
	Meritz Securities Co. Ltd.	5,274,967	14,199
^	Koh Young Technology Inc.	212,364	14,160
^	SKC Co. Ltd.	346,581	14,142
	NongShim Co. Ltd.	57,547	13,950
*	Korean Air Lines Co. Ltd.	842,053	13,782
*	Hyundai Rotem Co. Ltd.	914,532	13,572
*	Hanall Biopharma Co. Ltd.	676,433	13,496
	DB HiTek Co. Ltd.	610,395	13,420
	KIWOOM Securities Co. Ltd.	213,433	13,103
	Bukwang Pharmaceutical Co. Ltd.	613,932	13,089
^	HDC Hyundai Development Co-Engineering & Construction	827,367	12,789
	Youngone Corp.	556,962	12,486
*	Hugel Inc.	39,370	12,352
*	Shinhan Financial Group Co. Ltd. ADR	480,776	12,269
*	Korea Electric Power Corp. ADR	1,275,300	12,256
	LEENO Industrial Inc.	166,418	12,233
	Samsung Card Co. Ltd.	480,833	11,889
	Mando Corp.	608,877	11,880
	Green Cross Corp.	96,820	11,825
	SK Networks Co. Ltd.	2,661,353	11,798
*,^	Alteogen Inc.	152,003	11,760
	KCC Corp.	86,384	11,757
	Hansol Chemical Co. Ltd.	163,654	11,565
	SK Materials Co. Ltd.	89,003	11,545
*	OCI Co. Ltd.	344,376	11,302
*,^	Mezzion Pharma Co. Ltd.	87,812	11,250
	Korea Gas Corp.	508,914	11,240
*	NHN Corp.	178,256	11,162
	Posco International Corp.	946,920	11,006
*	Daewoo Shipbuilding & Marine Engineering Co. Ltd.	773,110	10,891
^	Hanssem Co. Ltd.	179,206	10,750
	KEPCO Plant Service & Engineering Co. Ltd.	400,959	10,714
*,^	HLB Life Science Co. Ltd.	673,436	10,477
*	Daewoo Engineering & Construction Co. Ltd.	3,568,192	10,470
*	Pan Ocean Co. Ltd.	3,695,885	10,456
^	Paradise Co. Ltd.	801,335	10,394
	Korean Reinsurance Co.	1,496,915	10,350
	Meritz Fire & Marine Insurance Co. Ltd.	901,837	10,258
	F&F Co. Ltd.	116,846	10,258
*,^	Komipharm International Co. Ltd.	635,570	10,258
*,^	GemVax & Kael Co. Ltd.	559,334	10,212
	Hyundai Mipo Dockyard Co. Ltd.	400,514	10,133
	SK Chemicals Co. Ltd.	154,770	9,848
	SFA Engineering Corp.	332,958	9,599
^	Kolmar Korea Co. Ltd.	273,860	9,563
	Ottogi Corp.	21,259	9,507
*	Chabiotech Co. Ltd.	659,860	9,249
^	Iljin Materials Co. Ltd.	282,096	9,248
*,^	SillaJen Inc.	887,353	9,164
	LOTTE Fine Chemical Co. Ltd.	281,250	9,034
	Soulbrain Co. Ltd.	149,690	9,009
	Hyosung Corp.	155,752	8,913
	JB Financial Group Co. Ltd.	2,236,748	8,909
	LS Corp.	285,969	8,836
	Hyundai Motor Co. Preference Shares	187,712	8,808
*,^	Doosan Infracore Co. Ltd.	2,501,879	8,802
	Innocean Worldwide Inc.	183,786	8,799
	Chong Kun Dang Pharmaceutical Corp.	110,431	8,792
	Kolon Industries Inc.	337,380	8,548
	Cosmax Inc.	116,332	8,496
	Doosan Bobcat Inc.	435,924	8,437
	Ecopro BM Co. Ltd.	137,182	8,247
	DoubleUGames Co. Ltd.	172,054	8,189

Vanguard® Total International Stock Index Fund

Schedule of Investments

April 30, 2020

		Shares	Market Value ($000)
	Eo Technics Co. Ltd.	136,731	8,161
	NICE Information Service Co. Ltd.	565,385	8,154
^	Ssangyong Cement Industrial Co. Ltd.	1,935,666	8,149
^	Taeyoung Engineering & Construction Co. Ltd.	687,346	8,144
	Hyundai Wia Corp.	299,097	8,103
	LS Electric Co. Ltd.	245,772	7,915
	JYP Entertainment Corp.	465,094	7,905
	Hanjin Transportation Co. Ltd.	206,411	7,839
	Hanwha Life Insurance Co. Ltd.	5,103,651	7,604
*	SM Entertainment Co. Ltd.	326,926	7,477
	Green Cross Holdings Corp.	425,949	7,425
*,^	G-treeBNT Co. Ltd.	356,726	7,352
*	Yungjin Pharmaceutical Co. Ltd.	1,789,227	7,312
^	Shinsegae International Inc.	40,783	7,295
*,^	Oscotec Inc.	388,880	7,132
^	NEPES Corp.	292,541	6,986
*	Naturecell Co. Ltd.	764,464	6,945
	Amorepacific Corp. Preference Shares	134,469	6,920
	SKCKOLONPI Inc.	255,580	6,918
	Medy-Tox Inc.	72,459	6,901
	AfreecaTV Co. Ltd.	137,944	6,843
	Daewoong Pharmaceutical Co. Ltd.	78,033	6,841
^	Dongjin Semichem Co. Ltd.	526,759	6,826
	Dongsuh Cos. Inc.	477,977	6,780
*,^	Doosan Heavy Industries & Construction Co. Ltd.	2,084,815	6,772
*,^	Enzychem Lifesciences Corp.	109,526	6,752
*	Studio Dragon Corp.	105,471	6,622
*,^	CrystalGenomics Inc.	616,900	6,605
	Seoul Semiconductor Co. Ltd.	603,145	6,550
*,^	Kuk-il Paper Manufacturing Co. Ltd.	1,312,875	6,549
§	Daeduck Electronics Co.	956,579	6,532
*	KB Financial Group Inc. ADR	231,547	6,516
*	Amicogen Inc.	270,996	6,235
	Ilyang Pharmaceutical Co. Ltd.	230,140	6,204
*,^	Medipost Co. Ltd.	279,567	6,063
*	ABLBio Inc.	403,319	5,992
*	Asiana Airlines Inc.	1,709,181	5,896
	Daesang Corp.	322,769	5,828
*	SFA Semicon Co. Ltd.	1,339,947	5,785
	DongKook Pharmaceutical Co. Ltd.	73,988	5,750
*,^	CMG Pharmaceutical Co. Ltd.	1,810,829	5,664
	Korea Petrochemical Ind Co. Ltd.	48,772	5,657
^	Daea TI Co. Ltd.	1,071,014	5,612
	Sam Chun Dang Pharm Co. Ltd.	221,862	5,596
*	Ananti Inc.	675,400	5,566
^	Toptec Co. Ltd.	328,810	5,545
	Taekwang Industrial Co. Ltd.	8,417	5,529
*,^	Kumho Tire Co. Inc.	2,180,343	5,496
*,^	BH Co. Ltd.	396,051	5,485
^	Foosung Co. Ltd.	989,063	5,468
	Dawonsys Co. Ltd.	401,826	5,444
^	Hana Tour Service Inc.	155,015	5,412
	JW Pharmaceutical Corp.	224,233	5,406
*,^	Doosan Solus Co. Ltd.	197,725	5,391
	Hyundai Home Shopping Network Corp.	91,099	5,383
*	CJ CGV Co. Ltd.	242,365	5,330
	Hyundai Greenfood Co. Ltd.	794,444	5,327
*	Duk San Neolux Co. Ltd.	206,728	5,324
^	HS Industries Co. Ltd.	777,555	5,253
^	Ecopro Co. Ltd.	314,173	5,239
	Daou Technology Inc.	387,806	5,228
^	Hanmi Science Co. ltd	221,795	5,221
	Poongsan Corp.	301,102	5,219
^	Dong-A ST Co. Ltd.	69,205	5,194

Vanguard® Total International Stock Index Fund

Schedule of Investments

April 30, 2020

		Shares	Market Value ($000)
	Lotte Chilsung Beverage Co. Ltd.	57,372	5,147
^	Hyosung TNC Co. Ltd.	47,069	5,036
	Huchems Fine Chemical Corp.	347,357	5,011
	Chongkundang Holdings Corp.	53,426	5,009
*	LegoChem Biosciences Inc.	124,913	5,008
	NICE Holdings Co. Ltd.	303,042	4,965
*	Telcon RF Pharmaceutical Inc.	1,211,110	4,964
	Mcnex Co. Ltd.	203,420	4,962
	Ahnlab Inc.	103,521	4,949
*	Osstem Implant Co. Ltd.	181,305	4,890
	GS Home Shopping Inc.	46,571	4,879
	Samwha Capacitor Co. Ltd.	120,316	4,811
*	Hyundai Bioscience Co. Ltd.	542,593	4,796
*,^	Lotte Tour Development Co. Ltd.	506,171	4,782
	HDC Holdings Co. Ltd.	610,857	4,686
	Grand Korea Leisure Co. Ltd.	356,950	4,652
*,^	Feelux Co. Ltd.	1,080,305	4,588
*	YG Entertainment Inc.	187,477	4,574
	IS Dongseo Co. Ltd.	214,649	4,491
	OptoElectronics Solutions Co. Ltd.	137,067	4,416
	Daewoong Co. Ltd.	309,185	4,409
^	Partron Co. Ltd.	652,790	4,324
	Handsome Co. Ltd.	212,181	4,281
	LOTTE Himart Co. Ltd.	193,289	4,265
^	Sangsangin Co. Ltd.	656,876	4,233
	L&F Co. Ltd.	266,296	4,206
	LG International Corp.	385,829	4,185
*	Binex Co. Ltd.	433,090	4,117
*	iNtRON Biotechnology Inc.	390,464	4,109
*	ST Pharm Co. Ltd.	152,183	4,108
	Advanced Process Systems Corp.	192,536	4,093
	Daishin Securities Co. Ltd.	500,021	4,090
	Samsung Fire & Marine Insurance Co. Ltd. Preference Shares	37,910	4,079
*	DIO Corp.	172,027	4,074
*,^	Aprogen pharmaceuticals Inc.	2,361,823	4,068
	Binggrae Co. Ltd.	77,194	4,067
	TES Co. Ltd.	247,630	4,063
	Dongwon Industries Co. Ltd.	21,630	4,043
	LG Hausys Ltd.	94,311	4,012
*,^	Eutilex Co. Ltd.	79,435	3,960
*	Cafe24 Corp.	107,190	3,896
	Silicon Works Co. Ltd.	156,866	3,885
*	Webzen Inc.	283,851	3,879
	Posco ADR	102,163	3,801
*,^	KH Vatec Co. Ltd.	247,690	3,768
	LIG Nex1 Co. Ltd.	172,576	3,704
	Huons Co. Ltd.	92,316	3,685
	LG Electronics Inc. Preference Shares	208,973	3,633
	Meritz Financial Group Inc.	444,376	3,601
	SK Discovery Co. Ltd.	171,011	3,545
*,^	Dentium Co. Ltd.	111,651	3,448
	Orion Holdings Corp.	297,157	3,447
	Korea Real Estate Investment & Trust Co. Ltd.	2,225,022	3,438
	S&T Motiv Co. Ltd.	114,172	3,382
	Samyang Holdings Corp.	82,176	3,378
^	Tongyang Inc.	3,249,627	3,347
	Vieworks Co. Ltd.	115,614	3,346
*	Innox Advanced Materials Co. Ltd.	110,635	3,321
*	Hyosung Advanced Materials Corp.	48,587	3,269
	Doosan Co. Ltd.	97,639	3,252
*	NKMax Co. Ltd.	329,306	3,252
*,^	Stcube	375,140	3,247
	Green Cross Cell Corp.	101,150	3,245
*	Dongkuk Steel Mill Co. Ltd.	923,559	3,228

Vanguard® Total International Stock Index Fund

Schedule of Investments

April 30, 2020

		Shares	Market Value ($000)
	Hyosung Chemical Corp.	33,936	3,213
	Dong-A Socio Holdings Co. Ltd.	44,274	3,189
	Maeil Dairies Co. Ltd.	47,854	3,162
	Mirae Asset Life Insurance Co. Ltd.	1,061,980	3,155
	Hansol Paper Co. Ltd.	243,945	3,152
	Young Poong Corp.	7,292	3,131
	LF Corp.	285,962	3,089
*,^	Hyundai Construction Equipment Co. Ltd.	203,648	3,084
	Songwon Industrial Co. Ltd.	260,147	3,078
*,^	Neowiz	214,219	3,071
*	Dongsung Pharmaceutical Co. Ltd.	274,517	3,043
	Hankook Technology Group Co. Ltd.	362,736	3,020
*,^	Peptron Inc.	241,918	3,002
*,^	Insun ENT Co. Ltd.	497,451	3,000
*,^	Inscobee Inc.	1,278,808	2,980
	Dongwon F&B Co. Ltd.	18,177	2,954
	Sebang Global Battery Co. Ltd.	123,867	2,940
^	Kumho Industrial Co. Ltd.	433,284	2,879
	Wemade Co. Ltd.	145,183	2,848
	Kwang Dong Pharmaceutical Co. Ltd.	562,444	2,801
^	Halla Holdings Corp.	112,415	2,788
*,^	Samsung Pharmaceutical Co. Ltd.	846,734	2,779
	SL Corp.	252,266	2,756
	InBody Co. Ltd.	178,274	2,752
	Posco ICT Co. Ltd.	754,872	2,742
*,^	CUROCOM Co. Ltd.	1,445,393	2,733
	KEPCO Engineering & Construction Co. Inc.	195,964	2,720
	i-SENS Inc.	136,397	2,640
	iMarketKorea Inc.	317,921	2,639
^	Aekyung Industrial Co. Ltd.	112,965	2,635
*	Korea Line Corp.	178,335	2,634
^	Hansae Co. Ltd.	266,607	2,626
^	ICD Co. Ltd.	206,202	2,620
	Nexen Tire Corp.	545,196	2,568
	Youngone Holdings Co. Ltd.	76,041	2,568
	Jeil Pharmaceutical Co. Ltd.	117,867	2,563
	KC Tech Co. Ltd.	172,305	2,548
*	Anterogen Co. Ltd.	88,598	2,545
	Korea Electric Terminal Co. Ltd.	106,437	2,506
	Modetour Network Inc.	232,289	2,497
^	SK Securities Co. Ltd.	4,648,403	2,470
^	JW Holdings Corp.	602,658	2,459
^	Youlchon Chemical Co. Ltd.	197,380	2,447
	Jusung Engineering Co. Ltd.	544,164	2,422
	Daishin Securities Co. Ltd. Preference Shares	341,235	2,392
*	Hyundai Electric & Energy System Co. Ltd.	352,685	2,388
*,^	Able C&C Co. Ltd.	284,919	2,376
^	Cuckoo Homesys Co. Ltd.	81,935	2,351
*	Lock&Lock Co. Ltd.	253,620	2,305
*	Yuanta Securities Korea Co. Ltd.	1,083,742	2,297
*	Hancom Inc.	222,030	2,292
*,^	Vidente Co. Ltd.	422,874	2,291
*,§,^	KONA I Co. Ltd.	206,503	2,212
	Hanil Cement Co. Ltd.	31,138	2,192
	Lotte Confectionery Co. Ltd.	20,576	2,168
*	Hansol Technics Co. Ltd.	435,620	2,162
*	Doosan Fuel Cell Co. Ltd.	335,425	2,065
*	Taihan Electric Wire Co. Ltd.	3,843,791	2,028
	SPC Samlip Co. Ltd.	33,950	1,997
	Namhae Chemical Corp.	309,890	1,991
	Samchully Co. Ltd.	32,206	1,959
	SK Gas Ltd.	30,978	1,955
	Kolmar Korea Holdings Co. Ltd.	107,261	1,932
	GOLFZON Co. Ltd.	43,919	1,930

Vanguard® Total International Stock Index Fund

Schedule of Investments

April 30, 2020

		Shares	Market Value ($000)
	Harim Holdings Co. Ltd.	360,803	1,897
*	Hanwha General Insurance Co. Ltd.	1,017,257	1,825
	Lotte Food Co. Ltd.	5,680	1,794
	Huons Global Co. Ltd.	68,119	1,766
	Hankook Shell Oil Co. Ltd.	8,135	1,753
	Eugene Investment & Securities Co. Ltd.	747,626	1,740
	CJ CheilJedang Corp. Preference Shares	19,037	1,738
§,^	Woongjin Thinkbig Co. Ltd.	768,433	1,732
*	KCC Glass Corp.	73,043	1,729
*	Seobu T&D	373,804	1,720
	BGF Co. Ltd.	425,100	1,684
*,^	Coreana Cosmetics Co. Ltd.	394,424	1,679
	INTOPS Co. Ltd.	180,507	1,625
	Namyang Dairy Products Co. Ltd.	6,093	1,615
	Kolon Corp.	111,659	1,613
	Samyang Corp.	49,428	1,603
*	Hanwha Investment & Securities Co. Ltd.	1,087,838	1,589
*	Wonik Holdings Co. Ltd.	509,506	1,587
	AK Holdings Inc.	76,189	1,579
	Korea Asset In Trust Co. Ltd.	786,023	1,564
	LG HelloVision Co. Ltd.	418,958	1,552
	Sungwoo Hitech Co. Ltd.	635,592	1,537
*,^	GNCO Co. Ltd.	1,302,432	1,517
*,^	Hyosung Heavy Industries Corp.	102,278	1,510
	KT Skylife Co. Ltd.	231,378	1,505
*,^	Interflex Co. Ltd.	177,700	1,468
	Dae Han Flour Mills Co. Ltd.	13,712	1,467
*	Gamevil Inc.	71,162	1,444
	Dae Hwa Pharmaceutical Co. Ltd.	158,443	1,374
*,§	Cellumed Co. Ltd.	278,259	1,366
	KISWIRE Ltd.	115,135	1,363
	NS Shopping Co. Ltd.	213,314	1,356
	Kyobo Securities Co. Ltd.	227,801	1,354
	Cuckoo Holdings Co. Ltd.	18,059	1,345
	Hyundai Corp.	109,504	1,319
*,^	Homecast Co. Ltd.	449,092	1,314
*	Lutronic Corp.	289,706	1,282
	KTB Investment & Securities Co. Ltd.	596,367	1,261
	Hyundai Livart Furniture Co. Ltd.	130,989	1,255
	KC Co. Ltd.	109,904	1,248
	Daekyo Co. Ltd.	317,571	1,242
	Humedix Co. Ltd.	73,996	1,215
	Sung Kwang Bend Co. Ltd.	229,084	1,186
*	Agabang&Company	422,993	1,168
*	Eusu Holdings Co. Ltd.	233,584	1,141
	Seah Besteel Corp.	146,284	1,118
	TK Corp.	188,198	1,115
*,^	Muhak Co. Ltd.	210,792	1,105
^	CJ Freshway Corp.	63,650	1,096
*,§	Hansol Holdings Co. Ltd.	431,641	1,066
	Tongyang Life Insurance Co. Ltd.	436,665	1,062
*,§,^	Yuyang DNU Co. Ltd.	1,046,564	1,048
	E1 Corp.	36,346	1,028
*,^	COSON Co. Ltd.	214,941	1,014
^	S&T Dynamics Co. Ltd.	221,389	991
*,^	Lumens Co. Ltd.	671,176	980
	KISCO Corp.	289,193	933
*	SBS Media Holdings Co. Ltd.	561,659	884
	Sindoh Co. Ltd.	38,198	866
	Interpark Holdings Corp.	571,987	861
	Sam Young Electronics Co. Ltd.	142,933	857
	Cell Biotech Co. Ltd.	72,304	855
^	HLB Inc. Rights Exp. 05/29/2020	58,765	834
	Samsung Electronics Co. Ltd. GDR	781	812

Vanguard® Total International Stock Index Fund

Schedule of Investments

April 30, 2020

		Shares	Market Value ($000)
	Hanil Holdings Co. Ltd.	22,911	798
*	Byucksan Corp.	557,959	725
	It's Hanbul Co. Ltd.	58,492	718
*,^	Ssangyong Motor Co.	502,923	643
	DB Financial Investment Co. Ltd.	211,514	614
	SeAH Steel Corp.	18,142	592
*,^	Humax Co. Ltd.	197,853	556
*,^	Taewoong Co. Ltd.	114,591	544
*,^	Esmo Corp.	1,427,158	532
	SeAH Steel Holdings Corp.	16,856	400
*,§	Tera Resource Co. Ltd.	209,223	8
*,§	CNK International Co. Ltd.	259,916	—
			12,133,594
Spain (1.5%)
*	Iberdrola SA	103,285,943	1,027,471
	Banco Santander SA (XMAD)	277,416,480	619,859
	Industria de Diseno Textil SA	18,323,223	469,304
	Banco Bilbao Vizcaya Argentaria SA	115,383,452	377,165
	Telefonica SA	78,852,478	360,553
	Amadeus IT Group SA	7,107,908	339,280
^,1	Cellnex Telecom SA	4,733,020	247,561
*	Repsol SA	23,814,085	216,157
*	Ferrovial SA	8,282,924	207,404
	Grifols SA	5,556,007	189,610
*,1	Aena SME SA	1,231,797	155,928
	Red Electrica Corp. SA	7,549,299	132,882
	Endesa SA	5,511,733	122,252
	CaixaBank SA	62,918,910	113,199
*	ACS Actividades de Construccion y Servicios SA	4,243,418	106,113
	Enagas SA	4,373,131	102,077
	Naturgy Energy Group SA	5,155,079	91,078
*	Siemens Gamesa Renewable Energy SA	3,942,083	58,641
	Inmobiliaria Colonial Socimi SA	5,841,654	56,424
	Merlin Properties Socimi SA	5,820,721	54,017
	Bankinter SA	12,154,359	50,176
	Bolsas y Mercados Espanoles SHMSF SA	1,335,525	48,731
	Viscofan SA	705,253	45,199
	Banco de Sabadell SA	99,585,893	41,288
	Acciona SA	363,385	36,017
	Mapfre SA	17,674,920	32,434
*	Masmovil Ibercom SA	1,491,577	28,164
	Ebro Foods SA	1,229,671	26,169
	Acerinox SA	3,162,777	23,826
^	Bankia SA	21,533,397	21,913
	Zardoya Otis SA	3,043,008	21,178
	Banco Santander SA (XMEX)	9,179,183	19,805
	Faes Farma SA	4,524,571	19,784
*	Indra Sistemas SA	2,223,345	19,174
	Cia de Distribucion Integral Logista Holdings SA	1,041,263	18,587
*	Pharma Mar SA	2,883,854	17,242
	CIE Automotive SA	986,096	17,180
*	Almirall SA	1,314,649	16,954
	Applus Services SA	2,351,060	15,425
[1]	Euskaltel SA	1,562,673	12,456
*	Sacyr SA	6,551,230	12,287
*	Mediaset Espana Comunicacion SA	3,167,101	11,349
*	Fluidra SA	984,232	10,968
*,1	Neinor Homes SA	1,217,042	10,663
	Construcciones y Auxiliar de Ferrocarriles SA	295,154	10,105
	Melia Hotels International SA	2,148,490	9,859
	Prosegur Cia de Seguridad SA	4,364,683	9,626
	Grifols SA Preference Shares	406,798	8,374
*	Tecnicas Reunidas SA	500,683	7,673
[1]	Gestamp Automocion SA	2,888,718	7,234

Vanguard® Total International Stock Index Fund

Schedule of Investments

April 30, 2020

		Shares	Market Value ($000)
^	Ence Energia y Celulosa SA	2,236,320	7,187
[1]	Unicaja Banco SA	13,107,273	7,092
*,1	Global Dominion Access SA	1,827,655	5,623
[1]	Prosegur Cash SA	6,134,719	5,354
*,1	Aedas Homes SA	322,375	4,932
*,^	Distribuidora Internacional de Alimentacion SA	31,805,621	4,605
	Lar Espana Real Estate Socimi SA	1,041,069	4,267
	Liberbank SA	21,187,074	4,238
*	Promotora de Informaciones SA	6,373,282	4,211
[1]	Metrovacesa SA	699,931	3,857
	Atresmedia Corp. de Medios de Comunicacion SA	1,399,586	3,623
^	Telefonica SA ADR	351,474	1,603
^	NH Hotel Group SA	333,204	1,173
*,^	Audax Renovables SA	195,096	435
*,§,^	Let's GOWEX SA	155,449	—
			5,735,015
Sweden (2.0%)
	Telefonaktiebolaget LM Ericsson Class B	52,300,844	446,815
	Investor AB Class B	8,700,467	432,398
^	Atlas Copco AB Class A	11,108,634	382,853
*	Essity AB Class B	10,589,872	343,042
*	Volvo AB Class B	26,087,739	334,303
*	Sandvik AB	18,728,047	288,102
*,^	Assa Abloy AB Class B	15,981,532	286,100
*	Svenska Handelsbanken AB Class A	25,550,357	233,207
*	Hexagon AB Class B	4,427,004	217,242
^	Hennes & Mauritz AB Class B	15,290,862	209,020
*	Skandinaviska Enskilda Banken AB Class A	25,366,114	208,826
*	Swedbank AB Class A	17,460,000	206,624
^	Atlas Copco AB Class B	6,414,424	198,410
	Swedish Match AB	2,864,125	176,993
	Telia Co. AB	45,414,440	157,904
	Tele2 AB	9,309,534	120,043
*	Skanska AB Class B	6,218,801	118,317
*,^	Svenska Cellulosa AB SCA Class B	10,845,684	115,037
	Epiroc AB Class A	10,976,824	109,852
	Skf Ab	6,654,599	105,034
*	Alfa Laval AB	5,463,942	102,104
	Nibe Industrier AB Class B	5,302,268	98,923
[1]	Evolution Gaming Group AB	2,157,235	98,794
^	Boliden AB	4,795,742	96,670
	Kinnevik AB	4,228,124	86,901
	Castellum AB	4,737,225	83,090
	Lundin Energy AB	3,076,923	79,166
*	Getinge AB	3,909,129	74,927
	Investor AB Class A	1,470,700	72,555
*	Industrivarden AB Class A	3,414,446	70,072
*	Fastighets AB Balder Class B	1,701,868	67,253
	Epiroc AB Class B	6,555,283	64,675
^	Securitas AB Class B	5,424,356	64,182
*	Industrivarden AB Class C	3,090,428	63,239
*,^	ICA Gruppen AB	1,353,282	59,213
*	Swedish Orphan Biovitrum AB	3,085,902	59,123
	Electrolux AB Class B	4,221,874	57,729
	Elekta AB Class B	6,260,776	56,882
	Fabege AB	4,653,941	55,130
*	L E Lundbergforetagen AB Class B	1,302,508	54,688
*	Trelleborg AB Class B	4,267,485	54,342
	Indutrade AB	1,684,421	54,152
	AAK AB	3,026,912	49,441
*	Holmen AB	1,709,673	49,051
*	EQT AB	3,511,113	48,518
	Husqvarna AB	7,168,046	43,132
*	Sweco AB Class B	1,205,964	41,201

Vanguard® Total International Stock Index Fund

Schedule of Investments

April 30, 2020

		Shares	Market Value ($000)
	Axfood AB	1,851,882	39,395
^	BillerudKorsnas AB	3,102,772	39,117
*	Lifco AB Class B	806,679	38,130
*,^	Saab AB Class B	1,642,688	37,470
[1]	Thule Group AB	1,886,811	35,183
*,1	Dometic Group AB	5,218,687	34,878
*,^	Wihlborgs Fastigheter AB	2,383,978	34,017
	Investment AB Latour Class B	2,205,119	32,968
	Loomis AB Class B	1,344,752	32,793
*	Hexpol AB	4,511,339	32,411
	AF Poyry AB	1,779,994	32,339
*	Samhallsbyggnadsbolaget i Norden AB Ordinary Shares	16,034,028	31,051
	Wallenstam AB	2,847,546	29,530
*,1	Bravida Holding AB	3,587,413	28,964
	Peab AB Class B	3,615,914	27,546
	Kungsleden AB	3,510,668	26,735
	NCC AB Class B	1,676,984	25,565
	Hufvudstaden AB Class A	1,960,480	25,121
	Nordic Entertainment Group AB Class B	1,056,851	25,049
	Avanza Bank Holding AB	1,989,609	24,038
	Jm Ab	1,251,641	23,196
*,^	SSAB AB Class B	9,637,156	22,274
	Beijer Ref AB	1,075,335	22,095
*	AddTech AB	757,043	20,524
^	Mycronic AB	1,227,449	20,504
	Vitrolife AB	1,122,693	20,372
*,^	Intrum AB	1,300,704	19,827
	Arjo AB	3,735,209	18,448
*	Nyfosa AB	2,897,627	17,742
*,^	Sectra AB Class B	415,083	17,644
*	Pandox AB Class B	1,533,057	16,244
	Bure Equity AB	839,292	15,325
	Nolato AB Class B	281,330	14,787
^	Klovern AB	10,526,450	14,219
*	Catena AB	438,905	13,966
*,^	SSAB AB Class A	5,201,885	12,496
*	Betsson AB	2,215,030	12,482
*	NetEnt AB	3,298,768	11,395
*	Modern Times Group MTG AB Class B	1,106,956	11,137
	Atrium Ljungberg AB	772,386	10,704
	Lindab International AB	1,133,661	10,388
[1]	Resurs Holding AB	2,707,142	9,961
*	Electrolux Professional AB Class B	4,115,629	9,475
*	Svenska Handelsbanken AB Class B	923,989	9,222
*	Bilia AB	1,259,641	8,543
*,1	Munters Group AB	1,897,960	7,975
	Ratos AB	3,340,853	7,908
*	Cloetta AB	3,341,074	7,694
	Nobia AB	1,863,785	6,969
*	Concentric AB	607,005	6,843
	Bonava AB Class B	1,345,347	6,521
*,^	Hansa Biopharma AB	538,925	6,464
*,1	Attendo AB	1,696,414	6,447
	Klovern AB Preference Shares	199,056	6,154
	SkiStar AB	637,793	5,925
	Investment AB Oresund	549,141	5,706
^	Clas Ohlson AB	639,045	5,608
[1]	Scandic Hotels Group AB	1,221,019	5,594
*	Adapteo Oyj	666,312	4,778
	Sagax AB	1,528,899	4,504
	Telefonaktiebolaget LM Ericsson Class A	380,838	3,597
*	Mekonomen AB	659,857	3,417
*,^	SAS AB	3,151,721	2,947
	Samhallsbyggnadsbolaget i Norden AB	1,015,211	2,747

Vanguard® Total International Stock Index Fund

Schedule of Investments

April 30, 2020

		Shares	Market Value ($000)
	Dios Fastigheter AB	306,144	1,885
	Ncc Ab Class A	106,485	1,625
*	Collector AB	959,987	1,475
	Sagax AB Preference Shares	319,745	1,133
*	Skandinaviska Enskilda Banken AB Class C	81,783	731
	Bonava AB	73,624	391
			7,625,583
Switzerland (6.4%)
*	Nestle SA	50,417,001	5,339,666
	Roche Holding AG	12,173,818	4,215,761
	Novartis AG	37,108,122	3,166,750
	Zurich Insurance Group AG	2,577,848	817,318
	UBS Group AG	58,954,607	631,256
	ABB Ltd.	31,082,832	590,023
*	Lonza Group AG	1,290,134	563,357
	Givaudan SA	161,218	540,610
	Cie Financiere Richemont SA	8,884,352	504,040
*	Alcon Inc.	8,010,675	422,780
*	Sika AG	2,425,758	401,243
	Credit Suisse Group AG	42,532,204	388,346
^	SWISS RE AG	4,835,952	351,411
	LafargeHolcim Ltd. (XSWX)	7,335,451	304,663
	Geberit AG	618,677	276,674
	SGS SA-REG	103,415	233,273
	Swisscom AG	443,599	230,491
	Partners Group Holding AG	287,974	226,935
	Swiss Life Holding AG	575,902	204,228
	Sonova Holding AG	932,118	168,353
	Schindler Holding AG	742,972	165,353
	Chocoladefabriken Lindt & Spruengli AG (Registered)	1,782	149,610
*	Julius Baer Group Ltd.	3,802,805	149,356
	Roche Holding AG (Bearer)	417,124	144,870
	Chocoladefabriken Lindt & Spruengli AG	17,475	136,130
	Temenos AG	1,036,531	134,315
	Straumann Holding AG	175,011	133,153
	Kuehne & Nagel International AG	881,206	126,050
	Swiss Prime Site AG	1,322,500	125,911
	Baloise Holding AG	823,424	123,199
	Logitech International SA	2,550,288	122,830
	Vifor Pharma AG	781,369	117,224
	Adecco Group AG	2,653,078	116,101
	Barry Callebaut AG	52,953	103,684
	Swatch Group AG (Bearer)	474,527	95,219
	EMS-Chemie Holding AG	125,112	80,906
	PSP Swiss Property AG	695,839	80,834
[1]	VAT Group AG	454,620	75,031
*	SIG Combibloc Group AG	4,453,578	72,134
	Tecan Group AG	207,439	66,783
*	Clariant AG	3,509,869	64,883
	Schindler Holding AG (Registered)	287,819	61,894
[1]	Galenica AG	853,482	61,118
	LafargeHolcim Ltd. (XPAR)	1,401,544	58,609
*	ams AG	4,380,410	57,501
*	Georg Fischer AG	73,976	55,208
	Belimo Holding AG	8,202	54,606
	Helvetia Holding AG	575,357	52,447
	Pargesa Holding SA	689,853	49,074
*	Allreal Holding AG	261,070	48,492
*	Cembra Money Bank AG	503,413	47,858
*,1	Sunrise Communications Group AG	596,917	47,814
*	Idorsia Ltd.	1,574,092	45,606
	Banque Cantonale Vaudoise	51,380	45,367
*	Flughafen Zurich AG	333,631	41,259
*	DKSH Holding AG	639,133	35,990

Vanguard® Total International Stock Index Fund

Schedule of Investments

April 30, 2020

		Shares	Market Value ($000)
*	Mobimo Holding AG	124,438	34,302
*	Bucher Industries AG	118,403	33,394
*	Siegfried Holding AG	71,702	32,683
	Emmi AG	35,066	32,210
	Landis&Gyr Group AG	444,036	29,986
*,^	Stadler Rail AG	682,088	29,799
	dormakaba Holding AG	54,257	27,077
	Bkw AG	324,460	26,319
	Swatch Group AG (Registered)	671,212	26,095
	SFS Group AG	329,373	26,064
	OC Oerlikon Corp. AG	3,465,925	26,029
	Vontobel Holding AG	499,510	25,940
	Valiant Holding AG	260,542	25,167
	Forbo Holding AG	18,100	24,308
	Inficon Holding AG	34,923	23,607
	Daetwyler Holding AG	136,346	23,367
	Sulzer AG	319,585	22,604
	Bachem Holding AG	93,679	22,130
	Interroll Holding AG	10,157	19,312
	Huber & Suhner AG	293,480	18,741
	Conzzeta AG	21,414	18,353
*	St. Galler Kantonalbank AG	40,870	17,648
*	Comet Holding AG	130,387	17,475
*	Kardex AG	113,468	16,388
	Berner Kantonalbank AG	70,021	16,326
*	Schweiter Technologies AG	16,043	15,917
	Dufry AG	484,769	15,874
*	VZ Holding AG	210,660	14,706
*	Valora Holding AG	66,271	11,904
	ALSO Holding AG	54,364	11,184
	Swissquote Group Holding SA	170,336	11,062
	Implenia AG	269,181	11,010
	Burckhardt Compression Holding AG	50,204	10,187
*,^	Basilea Pharmaceutica AG	200,287	10,095
	LEM Holding SA	7,780	10,061
*,^	Komax Holding AG	64,435	9,346
*	Vetropack Holding AG	3,151	9,277
*,^	u-blox Holding AG	131,476	9,209
	Liechtensteinische Landesbank AG	157,815	8,995
*,^	COSMO Pharmaceuticals NV	113,097	8,609
	Intershop Holding AG	16,420	8,429
	Leonteq AG	204,001	7,336
*,1	Medacta Group SA	105,381	7,335
*	Bell Food Group AG	28,550	7,291
*,^	EFG International AG	1,154,174	7,167
*,^	Bossard Holding AG	54,926	6,851
*	Aryzta AG (XVTX)	16,193,535	6,580
^	Bobst Group SA	126,591	6,319
^	Ypsomed Holding AG	47,498	6,230
	Zehnder Group AG	149,800	5,870
*	GAM Holding AG	2,771,347	5,818
*,^	Arbonia AG	673,053	5,707
*	VP Bank AG	36,663	4,848
*,^	Rieter Holding AG	49,447	4,823
*,^	Autoneum Holding AG	53,216	4,678
*	Ascom Holding AG	576,731	4,374
*,§,^	Alpiq Holding AG	53,239	3,861
*	Hiag Immobilien Holding AG	42,115	3,856
	Apg Sga SA	13,505	2,477
	HBM Healthcare Investments AG	5,637	1,268
*,§	Aryzta AG (XLON)	772,280	245
*	Aryzta AG (XDUB)	37,652	15
			23,617,735

Vanguard® Total International Stock Index Fund

Schedule of Investments

April 30, 2020

		Shares	Market Value ($000)
Taiwan (3.9%)
	Taiwan Semiconductor Manufacturing Co. Ltd.	419,108,748	4,227,885
	Hon Hai Precision Industry Co. Ltd.	208,209,135	535,091
	MediaTek Inc.	25,794,239	356,178
	Formosa Plastics Corp.	85,502,724	250,972
	Largan Precision Co. Ltd.	1,785,346	243,367
	Nan Ya Plastics Corp.	99,130,133	219,301
	Chunghwa Telecom Co. Ltd.	59,172,198	217,482
	CTBC Financial Holding Co. Ltd.	320,112,922	213,321
	Uni-President Enterprises Corp.	84,065,979	195,738
	Cathay Financial Holding Co. Ltd.	145,126,283	193,645
	Mega Financial Holding Co. Ltd.	192,141,675	193,281
	Fubon Financial Holding Co. Ltd.	129,570,092	183,209
	Delta Electronics Inc.	37,977,649	177,136
	E.Sun Financial Holding Co. Ltd.	194,026,925	176,291
	Formosa Chemicals & Fibre Corp.	60,219,437	152,537
	China Steel Corp.	217,041,247	145,367
	First Financial Holding Co. Ltd.	177,870,797	130,997
	ASE Technology Holding Co. Ltd.	57,055,461	127,103
	Taiwan Cement Corp.	85,769,392	123,746
	Yuanta Financial Holding Co. Ltd.	199,641,239	113,791
	Taiwan Cooperative Financial Holding Co. Ltd.	168,796,255	113,349
	Hua Nan Financial Holdings Co. Ltd.	164,190,368	106,655
	Hotai Motor Co. Ltd.	5,639,625	104,125
	Taiwan Mobile Co. Ltd.	28,430,541	102,438
	President Chain Store Corp.	9,865,379	102,015
	Quanta Computer Inc.	46,990,648	101,531
	Catcher Technology Co. Ltd.	12,926,062	97,908
	United Microelectronics Corp.	178,206,905	92,198
	Yageo Corp.	6,829,451	88,362
	Shanghai Commercial & Savings Bank Ltd.	59,763,560	88,007
	Asustek Computer Inc.	12,464,511	84,256
	Chailease Holding Co. Ltd.	21,534,944	81,819
	China Development Financial Holding Corp.	262,215,938	79,338
	SinoPac Financial Holdings Co. Ltd.	193,154,200	78,617
	Pegatron Corp.	35,736,541	78,403
	Taishin Financial Holding Co. Ltd.	182,865,322	77,779
	Chang Hwa Commercial Bank Ltd.	112,021,913	73,254
	Formosa Petrochemical Corp.	23,954,003	71,870
	Realtek Semiconductor Corp.	8,328,988	71,324
	Accton Technology Corp.	9,329,436	67,630
	Far EasTone Telecommunications Co. Ltd.	28,634,902	63,778
	Far Eastern New Century Corp.	73,294,493	63,647
	Advantech Co. Ltd.	6,646,900	62,868
	Win Semiconductors Corp.	6,998,163	62,561
	Novatek Microelectronics Corp.	10,013,121	62,271
	Asia Cement Corp.	41,730,955	61,307
	Shin Kong Financial Holding Co. Ltd.	214,218,951	60,985
	Walsin Technology Corp.	8,375,615	59,318
	Lite-On Technology Corp.	37,989,809	59,034
	Airtac International Group	2,622,766	50,261
	Compal Electronics Inc.	74,595,652	47,554
	Wistron Corp.	50,702,524	47,546
	Globalwafers Co. Ltd.	3,679,436	46,828
	Pou Chen Corp.	48,926,366	46,074
	Inventec Corp.	54,700,836	42,980
	Hiwin Technologies Corp.	4,455,255	42,495
	Taiwan High Speed Rail Corp.	36,998,487	42,256
	Powertech Technology Inc.	12,562,231	42,009
	Silergy Corp.	1,053,661	41,860
	Foxconn Technology Co. Ltd.	21,292,233	40,883
	Micro-Star International Co. Ltd.	12,454,460	38,633
	Feng TAY Enterprise Co. Ltd.	6,705,061	38,146
*	Wiwynn Corp.	1,471,000	37,745

Vanguard® Total International Stock Index Fund

Schedule of Investments

April 30, 2020

		Shares	Market Value ($000)
	Zhen Ding Technology Holding Ltd.	10,407,214	37,344
	Cheng Shin Rubber Industry Co. Ltd.	32,443,063	37,297
	Vanguard International Semiconductor Corp.	15,975,461	37,063
	Macronix International	30,560,546	36,461
	WPG Holdings Ltd.	27,972,420	36,439
*	China Life Insurance Co. Ltd.	52,807,586	36,058
	Eclat Textile Co. Ltd.	3,569,128	35,632
	Synnex Technology International Corp.	25,626,184	34,201
	Taiwan Business Bank	93,999,213	34,051
	Simplo Technology Co. Ltd.	3,231,139	33,557
	Giant Manufacturing Co. Ltd.	5,602,958	33,027
	Innolux Corp.	151,499,515	32,906
	Chroma ATE Inc.	7,061,121	32,538
	AU Optronics Corp.	121,423,874	31,932
	Tripod Technology Corp.	9,021,270	31,876
	Unimicron Technology Corp.	22,033,661	31,207
	Chicony Electronics Co. Ltd.	11,000,280	30,986
	Nanya Technology Corp.	14,238,186	30,563
	Acer Inc.	54,123,771	29,965
	Parade Technologies Ltd.	1,209,732	29,732
	Teco Electric and Machinery Co. Ltd.	33,018,034	29,711
*	Tatung Co. Ltd.	38,977,319	28,007
	ITEQ Corp.	5,771,029	27,857
	Sino-American Silicon Products Inc.	9,219,540	27,233
	Radiant Opto-Electronics Corp.	8,087,517	26,543
	Chunghwa Telecom Co. Ltd. ADR	704,946	25,949
	Phison Electronics Corp.	2,721,894	25,830
	Compeq Manufacturing Co. Ltd.	19,380,494	25,636
	Walsin Lihwa Corp.	55,643,176	24,415
	Winbond Electronics Corp.	52,374,469	24,303
	King Yuan Electronics Co. Ltd.	20,038,721	24,020
	ASPEED Technology Inc.	595,873	23,563
	Highwealth Construction Corp.	15,954,367	23,281
	Genius Electronic Optical Co. Ltd.	1,420,565	22,833
	Poya International Co. Ltd.	1,355,465	22,654
	Chipbond Technology Corp.	11,990,255	22,572
	Elite Material Co. Ltd.	5,208,298	22,509
	Taiwan Fertilizer Co. Ltd.	14,541,225	22,410
	Epistar Corp.	16,944,425	21,573
	Voltronic Power Technology Corp.	870,915	20,674
	Merida Industry Co. Ltd.	4,037,004	20,617
	FLEXium Interconnect Inc.	5,530,334	19,904
	United Integrated Services Co. Ltd.	3,133,603	19,783
	Sinbon Electronics Co. Ltd.	4,030,391	19,618
	Lien Hwa Industrial Holdings Corp.	13,608,106	19,602
	Nien Made Enterprise Co. Ltd.	2,538,202	19,476
	Ruentex Development Co. Ltd.	12,692,278	18,890
	Taiwan Union Technology Corp.	4,184,239	18,864
	Formosa Taffeta Co. Ltd.	16,293,498	18,578
	Ruentex Industries Ltd.	8,072,063	18,487
	Eva Airways Corp.	46,678,943	17,952
*	Evergreen Marine Corp. Taiwan Ltd.	48,469,779	17,942
	Standard Foods Corp.	7,947,849	17,913
	Taichung Commercial Bank Co. Ltd.	45,535,452	17,442
	TA Chen Stainless Pipe	19,192,767	17,051
	King's Town Bank Co. Ltd.	15,587,696	16,662
	E Ink Holdings Inc.	16,018,378	16,515
	Elan Microelectronics Corp.	5,084,344	16,332
	Merry Electronics Co. Ltd.	3,484,144	16,263
	ASMedia Technology Inc.	582,775	16,191
	International Games System Co. Ltd.	851,763	15,862
	Nan Kang Rubber Tire Co. Ltd.	11,674,745	15,631
	Gigabyte Technology Co. Ltd.	8,976,160	15,543
	Great Wall Enterprise Co. Ltd.	10,956,544	15,159

Vanguard® Total International Stock Index Fund

Schedule of Investments

April 30, 2020

		Shares	Market Value ($000)
	Taiwan Surface Mounting Technology Corp.	5,047,113	15,139
	Mitac Holdings Corp.	14,569,259	14,815
	Makalot Industrial Co. Ltd.	3,471,234	14,780
	China Airlines Ltd.	53,130,442	14,663
	China Petrochemical Development Corp.	54,160,290	14,616
	Lotes Co. Ltd.	1,308,038	14,560
	IBF Financial Holdings Co. Ltd.	38,908,909	14,257
	Far Eastern Department Stores Ltd.	17,800,887	13,761
	TCI Co. Ltd.	1,777,788	13,581
	Qisda Corp.	23,436,660	13,214
	Bizlink Holding Inc.	2,008,556	13,087
	HTC Corp.	13,072,079	13,054
	Global Unichip Corp.	1,622,525	13,038
	Grape King Bio Ltd.	1,915,683	12,687
	Huaku Development Co. Ltd.	4,152,856	12,635
	Eternal Materials Co. Ltd.	14,011,248	12,563
	General Interface Solution Holding Ltd.	3,907,276	12,412
	Cheng Loong Corp.	17,395,761	12,377
	Chilisin Electronics Corp.	3,432,701	12,071
	Far Eastern International Bank	33,760,870	12,016
	Hota Industrial Manufacturing Co. Ltd.	3,823,069	12,013
	CTCI Corp.	10,850,642	11,997
	LandMark Optoelectronics Corp.	1,272,155	11,875
	Taiwan Secom Co. Ltd.	3,916,466	11,584
	Taiwan Paiho Ltd.	5,037,592	11,546
	International CSRC Investment Holdings Co.	16,140,159	11,377
	ChipMOS Technologies Inc.	11,102,348	11,348
	King Slide Works Co. Ltd.	1,075,930	11,189
	Wistron NeWeb Corp.	5,329,164	11,092
	Pixart Imaging Inc.	1,868,804	10,938
	eMemory Technology Inc.	1,151,253	10,826
*	TaiMed Biologics Inc.	3,335,087	10,748
	Shin Zu Shing Co. Ltd.	2,434,526	10,683
	Clevo Co.	9,681,551	10,662
	Primax Electronics Ltd.	6,807,882	10,646
	Capital Securities Corp.	32,267,508	10,615
	Tong Hsing Electronic Industries Ltd.	2,588,610	10,506
	Jentech Precision Industrial Co. Ltd.	1,445,948	10,468
	Sigurd Microelectronics Corp.	8,588,585	10,458
	TXC Corp.	4,843,090	10,439
	Yulon Motor Co. Ltd.	17,865,491	10,346
	Goldsun Building Materials Co. Ltd.	22,509,722	10,332
	Kinpo Electronics	23,565,193	10,221
	Visual Photonics Epitaxy Co. Ltd.	3,433,609	10,093
	Advanced Ceramic X Corp.	948,971	9,889
§	Yageo Corp. GDR	191,800	9,787
	Sunny Friend Environmental Technology Co. Ltd.	1,123,798	9,724
	Asia Optical Co. Inc.	4,029,519	9,703
	Topco Scientific Co. Ltd.	2,797,260	9,616
	Arcadyan Technology Corp.	3,567,082	9,603
	momo.com Inc.	593,801	9,576
	Sercomm Corp.	3,816,250	9,536
	Transcend Information Inc.	4,032,325	9,523
*	TPK Holding Co. Ltd.	6,758,313	9,454
	Wafer Works Corp.	8,695,685	9,446
	Holy Stone Enterprise Co. Ltd.	2,264,126	9,353
	Tong Yang Industry Co. Ltd.	7,733,142	9,242
	Kinsus Interconnect Technology Corp.	5,224,758	9,140
	HannStar Display Corp.	43,581,793	9,131
	St. Shine Optical Co. Ltd.	777,727	9,068
	WT Microelectronics Co. Ltd.	7,038,486	9,059
	Chong Hong Construction Co. Ltd.	3,198,790	8,807
	Unitech Printed Circuit Board Corp.	11,539,956	8,696
	Cheng Uei Precision Industry Co. Ltd.	6,811,595	8,695

Vanguard® Total International Stock Index Fund

Schedule of Investments

April 30, 2020

		Shares	Market Value ($000)
	Supreme Electronics Co. Ltd.	7,685,033	8,631
	Nan Ya Printed Circuit Board Corp.	3,643,556	8,629
^	AU Optronics Corp. ADR	3,328,829	8,522
	Getac Technology Corp.	5,636,752	8,399
	Taiwan Hon Chuan Enterprise Co. Ltd.	4,585,133	8,353
	Charoen Pokphand Enterprise	3,960,431	8,352
	Sitronix Technology Corp.	1,705,567	8,292
*	PharmaEssentia Corp.	2,647,562	8,244
	Tung Ho Steel Enterprise Corp.	10,649,567	8,223
	Run Long Construction Co. Ltd.	4,103,449	8,132
	TTY Biopharm Co. Ltd.	3,419,457	8,113
	China Steel Chemical Corp.	2,207,245	7,762
	Everlight Electronics Co. Ltd.	7,137,687	7,741
	U-Ming Marine Transport Corp.	7,757,610	7,671
	Shinkong Synthetic Fibers Corp.	20,863,312	7,661
	Yulon Finance Corp.	2,277,238	7,646
	Advanced Wireless Semiconductor Co.	2,502,030	7,531
*	Grand Pacific Petrochemical Corp.	14,812,283	7,421
*	XinTec Inc.	2,721,714	7,393
	YFY Inc.	17,103,047	7,314
	Foxsemicon Integrated Technology Inc.	1,340,131	7,299
*	Alchip Technologies Ltd.	735,520	7,161
	Career Technology MFG. Co. Ltd.	7,600,388	7,153
	Hannstar Board Corp.	5,357,000	7,116
	Coretronic Corp.	6,663,212	7,100
	United Microelectronics Corp. ADR	2,835,379	7,088
	Center Laboratories Inc.	4,347,596	6,982
	Wan Hai Lines Ltd.	12,271,127	6,916
	Cathay Real Estate Development Co. Ltd.	10,400,505	6,883
	Chunghwa Precision Test Tech Co. Ltd.	316,368	6,850
	Egis Technology Inc.	1,075,582	6,819
*	Gold Circuit Electronics Ltd.	6,184,941	6,797
	Ardentec Corp.	7,751,391	6,793
	Oriental Union Chemical Corp.	12,027,474	6,787
*	Innodisk Corp.	1,086,000	6,747
	TaiDoc Technology Corp.	1,045,645	6,663
	Taiwan Glass Industry Corp.	21,962,615	6,604
	Longchen Paper & Packaging Co. Ltd.	14,529,579	6,472
*	OBI Pharma Inc.	2,142,745	6,372
	A-DATA Technology Co. Ltd.	3,362,467	6,364
*	AURAS Technology Co. Ltd.	1,103,000	6,346
	Global Mixed Mode Technology Inc.	1,454,342	6,346
	Sanyang Motor Co. Ltd.	9,499,689	6,285
	Ennoconn Corp.	966,660	6,255
	Dynapack International Technology Corp.	2,601,479	6,193
*	Nichidenbo Corp.	3,777,000	6,162
	Greatek Electronics Inc.	4,061,961	6,161
	Holtek Semiconductor Inc.	2,769,952	6,150
*	Fulgent Sun International Holding Co. Ltd.	1,882,000	6,097
	Systex Corp.	2,238,140	6,086
*	Brighton-Best International Taiwan Inc.	6,987,000	6,046
	Cub Elecparts Inc.	1,270,736	6,034
	Cleanaway Co. Ltd.	1,149,359	6,013
	Chlitina Holding Ltd.	910,977	5,978
*	United Renewable Energy Co. Ltd.	33,865,363	5,940
	Machvision Inc.	527,768	5,907
	TSRC Corp.	10,842,009	5,888
*	Fusheng Precision Co. Ltd.	1,066,000	5,884
	Sporton International Inc.	890,174	5,874
	Asia Vital Components Co. Ltd.	4,302,644	5,820
*	Via Technologies Inc.	5,572,909	5,809
	Faraday Technology Corp.	4,015,786	5,773
	BES Engineering Corp.	23,807,754	5,670
	Jih Sun Financial Holdings Co. Ltd.	17,785,225	5,616

Vanguard® Total International Stock Index Fund

Schedule of Investments

April 30, 2020

		Shares	Market Value ($000)
	Wisdom Marine Lines Co. Ltd.	6,626,903	5,573
	Farglory Land Development Co. Ltd.	3,867,158	5,550
*	Mercuries Life Insurance Co. Ltd.	17,245,725	5,541
	Elite Advanced Laser Corp.	2,306,862	5,438
*	PChome Online Inc.	1,642,661	5,422
	Taiwan Cogeneration Corp.	4,878,754	5,386
	ScinoPharm Taiwan Ltd.	5,526,946	5,361
	Elite Semiconductor Memory Technology Inc.	3,900,717	5,326
	Nantex Industry Co. Ltd.	5,230,409	5,297
	Lung Yen Life Service Corp.	2,814,221	5,279
	Chaun-Choung Technology Corp.	629,645	5,262
*	Asia Pacific Telecom Co. Ltd.	22,904,002	5,260
	President Securities Corp.	11,694,203	5,255
*	Rexon Industrial Corp. Ltd.	2,187,000	5,254
	USI Corp.	12,539,641	5,215
	ASE Technology Holding Co. Ltd. ADR	1,185,558	5,157
	TA-I Technology Co. Ltd.	1,926,535	5,134
	Kindom Development Co. Ltd.	5,870,955	5,133
	Chung-Hsin Electric & Machinery Manufacturing Corp.	6,046,593	5,113
	Test Research Inc.	2,880,878	4,990
	Prince Housing & Development Corp.	14,633,870	4,957
	Taiflex Scientific Co. Ltd.	3,181,994	4,946
	FocalTech Systems Co. Ltd.	4,586,611	4,928
	AcBel Polytech Inc.	7,090,994	4,923
	Wei Chuan Foods Corp.	6,669,507	4,862
	Yieh Phui Enterprise Co. Ltd.	16,195,938	4,838
	Formosa International Hotels Corp.	1,019,756	4,811
	China Man-Made Fiber Corp.	22,005,497	4,781
	Pharmally International Holding Co. Ltd.	868,039	4,727
	Taiwan PCB Techvest Co. Ltd.	4,180,549	4,712
	Lite-On Semiconductor Corp.	3,396,636	4,706
	Taiwan Styrene Monomer Corp.	8,306,977	4,698
	Darfon Electronics Corp.	3,762,164	4,674
	Taiwan Semiconductor Co. Ltd.	3,621,342	4,627
	Tainan Spinning Co. Ltd.	15,042,940	4,607
	Taiwan FamilyMart Co. Ltd.	619,073	4,603
	Hung Sheng Construction Ltd.	7,600,384	4,504
*	CMC Magnetics Corp.	17,089,610	4,485
	Concraft Holding Co. Ltd.	1,053,979	4,484
	Chin-Poon Industrial Co. Ltd.	5,209,799	4,472
	China Motor Corp.	4,090,222	4,340
	Aten International Co. Ltd.	1,408,480	4,333
	Pan Jit International Inc.	5,322,398	4,332
	Alpha Networks Inc.	5,849,978	4,314
	YungShin Global Holding Corp.	2,855,434	4,260
	Gourmet Master Co. Ltd.	1,310,237	4,207
	Mercuries & Associates Holding Ltd.	5,639,588	4,145
	China General Plastics Corp.	6,805,531	4,132
	D-Link Corp.	10,158,679	4,128
	Wah Lee Industrial Corp.	2,270,126	4,126
	Pan-International Industrial Corp.	6,454,613	4,093
	OptoTech Corp.	5,686,266	4,080
*	Lotus Pharmaceutical Co. Ltd.	1,623,189	4,043
	SDI Corp.	2,492,876	4,020
	Ginko International Co. Ltd.	755,780	3,960
	Ho Tung Chemical Corp.	15,942,141	3,959
	UPC Technology Corp.	11,783,277	3,945
	China Metal Products	4,645,113	3,924
	Radium Life Tech Co. Ltd.	11,130,715	3,922
	Johnson Health Tech Co. Ltd.	1,781,092	3,891
	Kung Long Batteries Industrial Co. Ltd.	795,932	3,875
	Sonix Technology Co. Ltd.	2,510,316	3,862
	Syncmold Enterprise Corp.	1,457,099	3,807
	ITE Technology Inc.	2,400,399	3,773

Vanguard® Total International Stock Index Fund

Schedule of Investments

April 30, 2020

		Shares	Market Value ($000)
	Soft-World International Corp.	1,341,372	3,751
*	Dynamic Electronics Co. Ltd.	5,860,000	3,747
	Taiwan TEA Corp.	7,624,399	3,650
*	Gemtek Technology Corp.	5,263,668	3,645
	Xxentria Technology Materials Corp.	2,002,444	3,641
	Casetek Holdings Ltd.	2,305,685	3,601
	Hu Lane Associate Inc.	1,477,641	3,542
	WUS Printed Circuit Co. Ltd.	3,420,539	3,485
*	Federal Corp.	6,322,195	3,469
*	Orient Semiconductor Electronics Ltd.	8,321,208	3,408
	YC INOX Co. Ltd.	4,257,613	3,400
*	Newmax Technology Co. Ltd.	1,909,000	3,380
	Flytech Technology Co. Ltd.	1,473,785	3,373
*	Roo Hsing Co. Ltd.	10,882,144	3,372
	Kinik Co.	1,699,479	3,344
	Yungtay Engineering Co. Ltd.	1,656,910	3,335
	Lextar Electronics Corp.	5,687,368	3,327
*	Ritek Corp.	19,583,122	3,281
	Topkey Corp.	867,000	3,218
	Hsin Kuang Steel Co. Ltd.	3,988,403	3,184
*	Unizyx Holding Corp.	6,049,555	3,177
*	HannsTouch Solution Inc.	8,553,304	3,172
	Quanta Storage Inc.	2,718,136	3,171
*	Yang Ming Marine Transport Corp.	13,987,962	3,168
	Namchow Holdings Co. Ltd.	2,080,971	3,158
	Cyberlink Corp.	814,695	3,139
*	Medigen Biotechnology Corp.	1,715,797	3,053
	Lealea Enterprise Co. Ltd.	12,745,771	3,041
*	Microbio Co. Ltd.	4,606,488	2,999
	Gloria Material Technology Corp.	5,537,126	2,988
	Sinyi Realty Inc.	3,352,300	2,969
	Firich Enterprises Co. Ltd.	3,079,619	2,960
	Yulon Nissan Motor Co. Ltd.	329,842	2,956
	Asia Polymer Corp.	5,120,752	2,945
	Test Rite International Co. Ltd.	4,564,824	2,941
	Zeng Hsing Industrial Co. Ltd.	671,619	2,933
	Sampo Corp.	4,491,497	2,897
	CyberTAN Technology Inc.	5,808,006	2,884
	Ton Yi Industrial Corp.	9,237,324	2,837
	Swancor Holding Co. Ltd.	1,161,426	2,813
	Iron Force Industrial Co. Ltd.	899,535	2,762
*	CSBC Corp. Taiwan	3,743,675	2,748
*	Shining Building Business Co. Ltd.	8,866,769	2,684
	Rich Development Co. Ltd.	8,571,660	2,673
	Depo Auto Parts Ind Co. Ltd.	1,705,025	2,671
	Evergreen International Storage & Transport Corp.	6,029,793	2,667
	Darwin Precisions Corp.	6,755,570	2,645
	Adlink Technology Inc.	1,188,484	2,636
*	AmTRAN Technology Co. Ltd.	10,047,832	2,580
*	Taigen Biopharmaceuticals Holdings Ltd.	5,329,526	2,565
*	Yeong Guan Energy Technology Group Co. Ltd.	1,216,740	2,510
	Everlight Chemical Industrial Corp.	5,106,329	2,406
*	Silicon Integrated Systems Corp.	6,040,320	2,323
	KEE TAI Properties Co. Ltd.	7,095,979	2,321
	Formosan Rubber Group Inc.	3,839,306	2,310
	PharmaEngine Inc.	1,309,477	2,296
	Brogent Technologies Inc.	570,643	2,255
	Ta Ya Electric Wire & Cable	6,818,981	2,241
	Huang Hsiang Construction Corp.	1,987,571	2,229
	Altek Corp.	3,416,823	2,217
	Sunplus Technology Co. Ltd.	6,244,752	2,206
	Li Cheng Enterprise Co. Ltd.	2,008,527	2,156
	Basso Industry Corp.	1,442,339	2,044
*	Taiwan Land Development Corp.	8,808,935	2,041

Vanguard® Total International Stock Index Fund

Schedule of Investments

April 30, 2020

		Shares	Market Value ($000)
	Posiflex Technology Inc.	657,612	2,011
	Kuo Toong International Co. Ltd.	3,478,809	2,010
	IEI Integration Corp.	1,696,669	1,997
	TYC Brother Industrial Co. Ltd.	2,436,099	1,965
	Bank of Kaohsiung Co. Ltd.	6,049,679	1,936
*	Marketech International Corp.	775,240	1,914
	Tyntek Corp.	4,469,095	1,906
	Li Peng Enterprise Co. Ltd.	9,269,714	1,895
	Global Brands Manufacture Ltd.	3,922,999	1,860
	Sincere Navigation Corp.	3,756,309	1,857
	Rechi Precision Co. Ltd.	3,199,896	1,832
	Weltrend Semiconductor Inc.	2,040,182	1,816
	China Chemical & Pharmaceutical Co. Ltd.	2,542,766	1,806
	Ichia Technologies Inc.	3,945,439	1,771
	Wowprime Corp.	785,817	1,768
	L&K Engineering Co. Ltd.	1,949,623	1,667
	Hong Pu Real Estate Development Co. Ltd.	2,250,931	1,653
	Zinwell Corp.	3,026,006	1,610
*	Tung Thih Electronic Co. Ltd.	999,118	1,593
	CHC Healthcare Group	1,309,222	1,576
	Chung Hwa Pulp Corp.	6,165,818	1,573
	Advanced International Multitech Co. Ltd.	1,379,115	1,520
*	Gigasolar Materials Corp.	482,250	1,482
	China Electric Manufacturing Corp.	3,432,253	1,479
	Taiyen Biotech Co. Ltd.	1,406,580	1,469
	Senao International Co. Ltd.	1,495,428	1,459
	Vivotek Inc.	595,724	1,431
	Lingsen Precision Industries Ltd.	3,997,421	1,328
	Ability Enterprise Co. Ltd.	3,099,904	1,275
*	Elitegroup Computer Systems Co. Ltd.	3,469,479	1,264
*	Motech Industries Inc.	6,518,468	1,181
*	ALI Corp.	2,229,362	1,145
	Jess-Link Products Co. Ltd.	1,093,887	1,144
	Infortrend Technology Inc.	2,822,873	1,109
*	Etron Technology Inc.	4,737,882	1,047
	Globe Union Industrial Corp.	2,345,001	1,036
*	AGV Products Corp.	4,265,983	1,024
	Tong-Tai Machine & Tool Co. Ltd.	2,293,126	1,017
*	Gigastorage Corp.	3,042,320	1,015
	FSP Technology Inc.	1,120,071	912
	Toung Loong Textile Manufacturing	1,003,481	908
*	Concord Securities Co. Ltd.	3,570,803	836
	Chia Hsin Cement Corp.	1,203,000	692
*	Phihong Technology Co. Ltd.	2,804,679	687
	Nien Hsing Textile Co. Ltd.	1,256,027	671
	Sheng Yu Steel Co. Ltd.	1,178,000	639
*,§	Unity Opto Technology Co. Ltd.	4,231,961	586
*	Tatung Co. Ltd. GDR	38,865	561
	Taiwan Sakura Corp.	290,000	459
	Sunonwealth Electric Machine Industry Co. Ltd.	330,000	431
*,§	E-Ton Solar Tech Co. Ltd.	696,074	34
*,§	Green Energy Technology Inc.	2,817,405	30
	Taiwan Semiconductor Manufacturing Co. Ltd. ADR	45	2
*,§	Pihsiang Machinery Manufacturing Co. Ltd.	1,232,000	—
*,§	XPEC Entertainment Inc.	872,075	—
*,§	ProMOS Technologies Inc.	11,745	—
			14,401,936
Thailand (0.8%)
	PTT PCL (Foreign)	239,668,038	261,685
	CP ALL PCL (Foreign)	91,912,848	200,915
	Siam Cement PCL (Foreign)	14,771,937	156,914
	Airports of Thailand PCL (Foreign)	73,874,836	140,904
	Advanced Info Service PCL (Foreign)	19,611,475	119,451
	Bangkok Dusit Medical Services PCL	152,022,267	96,702

Vanguard® Total International Stock Index Fund

Schedule of Investments

April 30, 2020

		Shares	Market Value ($000)
	Siam Commercial Bank PCL (Foreign)	43,194,398	90,215
	Kasikornbank PCL (Foreign)	30,981,874	81,279
	Gulf Energy Development PCL	67,791,845	80,697
	Central Pattana PCL	44,954,116	66,560
	Intouch Holdings PCL	38,379,820	62,889
	PTT Exploration & Production PCL (Foreign)	23,792,584	61,414
	Charoen Pokphand Foods PCL (Foreign)	62,633,601	51,883
	BTS Group Holdings (Foreign)	143,164,830	50,582
	Digital Telecommunications Infrastructure Fund (Foreign)	90,924,897	44,442
*	Minor International PCL (Foreign)	67,227,219	43,445
	Krung Thai Bank PCL (Foreign)	129,070,681	43,389
	Electricity Generating PCL (Foreign)	4,824,865	42,207
	Home Product Center PCL	100,850,787	42,106
	PTT Global Chemical PCL	35,613,290	40,995
*	Bangkok Expressway & Metro PCL	141,623,670	40,914
	Energy Absolute PCL	29,639,151	36,352
	Indorama Ventures PCL	39,801,463	34,811
^	Ratchaburi Electricity Generating Holding PCL (Foreign)	14,802,415	30,274
	Land & Houses PCL	123,448,922	27,895
	Global Power Synergy PCL (Foreign)	12,798,736	27,650
	CPN Retail Growth Leasehold REIT (Foreign)	30,130,900	27,624
	Osotspa PCL (Foreign)	20,510,922	26,094
	Thai Oil PCL (Foreign)	20,607,436	25,779
*,^	Krungthai Card PCL (Foreign)	24,390,290	25,411
	Bangkok Bank PCL (Foreign)	7,783,822	24,746
	Tisco Financial Group PCL (Foreign)	10,913,414	24,498
	TMB Bank PCL	823,844,413	24,153
	Bumrungrad Hospital PCL (Foreign)	6,373,598	22,944
*	Asset World Corp. PCL	133,778,700	22,345
	Berli Jucker PCL	17,279,316	21,496
	Jasmine Broadband Internet Infrastructure Fund (Foreign)	73,984,847	20,973
	Thai Union Frozen Products PCL (Foreign)	51,756,468	20,880
	True Corp. PCL	183,859,616	18,768
	Thanachart Capital PCL	16,113,666	18,176
	Srisawad Corp. PCL	10,703,178	17,675
*	B Grimm Power PCL	12,764,440	17,505
*	Muangthai Capital PCL	10,901,101	15,857
	IRPC PCL (Foreign)	190,230,222	15,572
	Kiatnakin Bank PCL	11,371,487	14,655
	Thailand Future Fund (Foreign)	42,260,123	14,354
	Total Access Communication PCL (Foreign)	10,947,001	14,167
^	Banpu PCL	78,415,481	13,934
	Vgi Pcl	53,845,746	13,701
	Carabao Group PCL (Foreign)	4,874,484	11,803
^	WHA Corp. PCL	136,085,221	11,334
	Delta Electronics Thailand PCL	7,894,971	10,833
^	BTS Rail Mass Transit Growth Infrastructure Fund	44,942,792	10,786
	Bangchak Corp. PCL	18,198,223	10,350
	Supalai PCL	22,253,667	10,188
^	Siam Global House PCL	24,260,039	10,002
	TOA Paint Thailand PCL	8,122,121	9,302
	WHA Premium Growth Freehold & Leasehold Real Estate Investment Trust	18,609,262	9,147
	TTW PCL	21,751,038	8,990
	Hana Microelectronics PCL (Foreign)	10,095,258	8,989
	Sino-Thai Engineering & Construction PCL	18,437,897	8,741
^	CH Karnchang PCL (Foreign)	16,658,104	8,699
^	Jasmine International PCL	67,306,768	8,204
	Bangkok Chain Hospital PCL	19,612,377	8,195
	Frasers Property Thailand Industrial Freehold & Leasehold REIT (Foreign)	16,623,631	7,994
	Central Plaza Hotel PCL	10,506,732	6,973
	TQM Corp. PCL (Foreign)	2,824,900	6,842
	Sri Trang Agro-Industry PCL (Foreign)	16,862,497	6,723
	Tipco Asphalt PCL (Foreign)	12,250,415	6,717
*	CK Power PCL	57,264,121	6,648

Vanguard® Total International Stock Index Fund

Schedule of Investments

April 30, 2020

		Shares	Market Value ($000)
	Chularat Hospital PCL	86,973,262	6,570
*	Com7 PCL	9,835,300	6,485
	KCE Electronics PCL	11,717,615	6,295
^	Amata Corp. PCL (Foreign)	16,064,822	6,258
	AEON Thana Sinsap Thailand PCL	1,509,479	6,090
^	Quality Houses PCL	94,672,194	6,046
	Bangkok Land PCL	175,873,972	5,766
	Asian Property Development PCL (Foreign)	37,401,558	5,765
	North Bangkok Power Plant Block 1 Infrastructure Fund - EGAT	14,418,926	5,387
	Mbk Pcl	10,493,157	5,116
	TPI Polene PCL	130,136,763	4,810
^	Bcpg Pcl	9,653,916	4,790
	Siam City Cement PCL (Foreign)	1,273,494	4,672
	TPI Polene Power PCL	38,255,716	4,611
^	Banpu Power PCL	9,451,595	4,526
	Thai Vegetable Oil PCL	5,986,993	4,510
*	Gunkul Engineering PCL	55,788,688	4,498
	Star Petroleum Refining PCL	24,223,982	4,341
	PTG Energy PCL (Foreign)	10,162,183	4,294
	Major Cineplex Group PCL	9,197,684	4,115
	Siam Makro PCL	3,449,979	3,799
*	Thai Airways International PCL (Foreign)	16,497,615	3,745
^	Esso Thailand PCL (Foreign)	22,588,306	3,741
	Plan B Media PCL	24,612,800	3,729
	Super Energy Corp. PCL	198,442,544	3,523
	MK Restaurants Group PCL	1,934,862	3,259
§	Pruksa Real Estate PCL	7,721,100	3,203
	Sansiri PCL (Foreign)	143,827,188	3,121
^	Thaifoods Group PCL	26,610,051	3,121
	Gfpt Pcl	8,616,536	2,996
	Pruksa Holding PCL	8,873,088	2,964
	Bangkok Life Assurance PCL (Foreign)	5,839,279	2,775
*,^	BEC World PCL (Foreign)	17,664,675	2,694
	Spcg Pcl	4,740,346	2,531
	Bangkok Bank PCL	765,200	2,433
	Italian-Thai Development PCL	58,091,352	2,421
	Ratchthani Leasing PCL	19,193,300	2,336
^	Taokaenoi Food & Marketing PCL	9,135,665	2,019
	Workpoint Entertainment PCL (Foreign)	5,853,464	1,825
*	U City PCL	42,471,314	1,728
	Unique Engineering & Construction PCL	8,952,653	1,690
	Origin Property PCL	11,922,647	1,656
	Bangkok Airways PCL	9,005,098	1,642
^	Thoresen Thai Agencies PCL	17,692,306	1,620
	LPN Development PCL	14,344,944	1,576
^	Beauty Community PCL (Foreign)	27,805,383	1,543
	Samart Corp. PCL	7,940,830	1,231
	Univentures PCL	12,213,275	1,227
*,^	Precious Shipping PCL	10,069,957	1,184
^	Thaicom PCL	9,409,047	1,101
*,^	Group Lease PCL (Foreign)	8,738,835	836
	Kasikornbank PCL NVDR	218,600	573
^	Bangkok Life Assurance PCL	989,426	470
*	BTS Group Holdings PCL Warrants Exp. 12/31/2021	12,879,642	390
*	Minor International PCL Warrants Exp. 12/31/2021	3,024,402	209
*,^	Group Lease PCL NVDR	1,118,575	107
*,§	Inter Far East Energy Corp.	5,655,044	61
	Thonburi Healthcare Group PCL	51,800	32
*	Samart Corp. PCL Warrants Exp. 05/08/2021	2,337,800	30
*	Amata Corp. PCL	46,400	18
*	Super Energy Corp. PCL Warrants Exp. 08/30/2020	33,699,240	10
	Frasers Property Thailand Industrial Freehold & Leasehold REIT	21,000	10
	CPN Retail Growth Leasehold REIT	7,000	6
*,§	G J Steel PCL Warrants	9,920,670	3

Vanguard® Total International Stock Index Fund

Schedule of Investments

April 30, 2020

		Shares	Market Value ($000)
*	Thaifoods Group PCL Warrants Exp. 05/18/2020	1,805,581	—
			2,805,470
Turkey (0.2%)
	BIM Birlesik Magazalar AS	7,830,558	62,177
*	Turkiye Garanti Bankasi AS	35,557,048	42,453
*	Akbank TAS	46,447,988	39,211
	Turkcell Iletisim Hizmetleri AS	18,907,452	37,667
	KOC Holding AS	15,041,037	33,004
*	Tupras Turkiye Petrol Rafinerileri AS	2,124,692	27,591
	Eregli Demir ve Celik Fabrikalari TAS	23,657,240	27,274
	Haci Omer Sabanci Holding AS (Bearer)	16,130,409	18,847
	Aselsan Elektronik Sanayi Ve Ticaret AS	4,844,673	18,847
*	Turkiye Is Bankasi AS	25,328,763	17,980
*	Turk Hava Yollari AO	8,806,984	13,474
*	Turkiye Vakiflar Bankasi TAO	18,455,930	11,972
	Ford Otomotiv Sanayi AS	1,110,782	10,024
*	Turk Telekomunikasyon AS	9,398,173	9,929
*	Ulker Biskuvi Sanayi AS	2,849,217	9,672
	Enka Insaat ve Sanayi AS	10,059,603	8,715
	Anadolu Efes Biracilik Ve Malt Sanayii AS	3,140,620	8,239
*	Koza Altin Isletmeleri AS	804,940	8,204
*	Petkim Petrokimya Holding AS	15,742,289	8,001
*	Yapi ve Kredi Bankasi AS	26,411,935	7,951
	TAV Havalimanlari Holding AS	3,049,029	7,942
*	Turkiye Halk Bankasi AS	10,437,634	7,770
*	Arcelik AS	3,308,243	7,766
	Turkiye Sise ve Cam Fabrikalari AS	10,895,305	7,569
	Tofas Turk Otomobil Fabrikasi AS	2,326,634	7,434
	Coca-Cola Icecek AS	1,207,747	6,389
	Soda Sanayii AS	7,501,260	6,276
*	Sok Marketler Ticaret AS	3,992,273	6,263
	Tekfen Holding AS	2,975,712	6,074
	Emlak Konut Gayrimenkul Yatirim Ortakligi AS	31,575,000	5,637
[1]	Enerjisa Enerji AS	4,681,124	5,156
	Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS	16,209,480	5,106
*	Dogan Sirketler Grubu Holding AS	19,749,875	5,091
*	Koza Anadolu Metal Madencilik Isletmeleri AS	3,096,069	5,085
*	Pegasus Hava Tasimaciligi AS	571,885	4,336
	AG Anadolu Grubu Holding AS	1,594,980	3,790
*	Logo Yazilim Sanayi Ve Ticaret AS	349,831	3,706
*	Migros Ticaret AS	871,438	3,682
*	Ipek Dogal Enerji Kaynaklari Arastirma Ve Uretim AS	1,902,931	3,343
*,1	Mavi Giyim Sanayi Ve Ticaret AS	551,904	3,278
*	Turkiye Sinai Kalkinma Bankasi AS	21,909,925	3,232
	Trakya Cam Sanayii AS	6,943,504	3,212
*	Gubre Fabrikalari TAS	1,370,678	3,142
	Sasa Polyester Sanayi AS	2,499,088	3,125
*	Bera Holding AS	5,166,298	2,862
*,1	MLP Saglik Hizmetleri AS	1,248,827	2,694
*	Aksa Enerji Uretim AS Class B	4,711,429	2,568
*	Vestel Elektronik Sanayi ve Ticaret AS	1,360,166	2,561
	Iskenderun Demir ve Celik AS	2,347,762	2,314
	Otokar Otomotiv Ve Savunma Sanayi A.S.	113,158	2,023
	EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar Sanayi ve Ticaret AS	2,784,345	1,900
*	Yatas Yatak ve Yorgan Sanayi ve Ticaret AS	1,925,984	1,821
*	Alarko Holding AS	2,800,598	1,819
	Aksa Akrilik Kimya Sanayii AS	1,962,865	1,781
	Aksigorta AS	2,046,856	1,750
	Turk Traktor ve Ziraat Makineleri AS	204,698	1,672
*	Is Gayrimenkul Yatirim Ortakligi AS	7,513,930	1,667
	Kordsa Teknik Tekstil AS	991,618	1,606
*	Zorlu Enerji Elektrik Uretim AS	8,653,120	1,563
	Tat Gida Sanayi AS	1,429,334	1,562
	Anadolu Cam Sanayii AS	2,510,892	1,481

Vanguard® Total International Stock Index Fund

Schedule of Investments

April 30, 2020

		Shares	Market Value ($000)
*	Albaraka Turk Katilim Bankasi AS	8,044,700	1,463
	Aygaz AS	960,241	1,418
*	EGE Endustri VE Ticaret AS	16,842	1,325
*	Torunlar Gayrimenkul Yatirim Ortakligi AS	3,665,639	1,227
	Polisan Holding AS	3,310,694	1,170
*	Sekerbank Turk AS	7,519,521	1,075
*	Cimsa Cimento Sanayi VE Ticaret AS	664,913	740
	Dogus Otomotiv Servis ve Ticaret AS	477,221	722
	Brisa Bridgestone Sabanci Sanayi ve Ticaret AS	536,484	721
*	NET Holding AS	2,179,394	666
	Akcansa Cimento AS	524,843	631
	Adana Cimento Sanayii TAS Class A	425,578	587
*	Konya Cimento Sanayii AS	8,314	305
	Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS Class A	528,219	171
*,§	Asya Katilim Bankasi AS	6,861,580	—
			591,501
United Arab Emirates (0.2%)
	First Abu Dhabi Bank PJSC	76,798,604	239,483
	Emirates Telecommunications Group Co. PJSC	30,528,304	128,290
	Abu Dhabi Commercial Bank PJSC	47,467,853	57,049
	Emaar Properties PJSC	63,861,055	46,834
	DP World plc	2,848,947	45,494
	Aldar Properties PJSC	69,514,632	33,933
	Dubai Islamic Bank PJSC	33,150,026	33,070
	Abu Dhabi Islamic Bank PJSC	15,235,522	14,809
	Air Arabia PJSC	43,568,244	13,466
	Emaar Malls PJSC	31,972,377	11,142
*	Dubai Investments PJSC	33,431,333	10,840
	Dana Gas PJSC	49,501,441	9,872
	Emaar Development PJSC	12,837,239	7,994
*	GFH FINANCIAL GROUP BSC	46,277,668	7,519
	Dubai Financial Market PJSC	26,257,988	5,231
*	DAMAC Properties Dubai Co. PJSC	26,884,120	4,500
*	Union Properties PJSC	33,844,206	2,801
	Arabtec Holding PJSC	11,704,006	2,240
*	DXB Entertainments PJSC	49,530,386	2,106
*	Deyaar Development PJSC	22,470,322	1,757
	RAK Properties PJSC	16,209,203	1,629
*	Eshraq Investments PJSC	15,132,107	1,186
*,§	Drake & Scull International PJSC	7,671,678	773
			682,018
United Kingdom (9.8%)
	AstraZeneca plc	22,921,277	2,397,402
	HSBC Holdings plc	353,384,085	1,816,395
	GlaxoSmithKline plc	85,570,054	1,785,227
	British American Tobacco plc	39,574,925	1,525,397
	Diageo plc	40,246,114	1,385,678
	BP plc	347,746,819	1,370,278
	Royal Dutch Shell plc Class A (XLON)	71,758,459	1,181,459
	Royal Dutch Shell plc Class B	65,036,227	1,041,150
	Unilever plc	19,012,860	979,021
	Reckitt Benckiser Group plc	10,986,806	915,205
	Rio Tinto plc	19,196,605	891,087
	National Grid plc	60,704,830	711,390
	Vodafone Group plc	468,561,493	660,993
	Prudential plc	45,413,797	640,676
	BHP Group plc	36,320,455	609,643
	London Stock Exchange Group plc	5,471,301	512,100
	Tesco plc	168,738,465	499,102
	Lloyds Banking Group plc	1,219,516,134	493,430
	Experian plc	15,842,927	475,773
	Compass Group plc	27,651,801	465,312
	RELX plc	20,038,008	452,097
	Barclays plc	300,308,615	401,005

Vanguard® Total International Stock Index Fund

Schedule of Investments

April 30, 2020

		Shares	Market Value ($000)
	Anglo American plc	21,562,803	383,499
	BAE Systems plc	56,060,515	357,581
	Glencore plc	189,378,228	354,792
	Imperial Brands plc	16,672,497	350,767
	Smith & Nephew plc	15,324,289	299,885
	Ferguson plc	3,963,720	285,795
	SSE plc	18,085,557	283,681
	Legal & General Group plc	103,461,303	266,001
	Standard Chartered plc	45,952,987	234,807
	BT Group plc	152,534,817	222,325
	Ashtead Group plc	7,870,267	214,980
	CRH plc (XLON)	7,109,210	214,348
	Aviva plc	68,114,097	205,987
	Segro plc	19,137,534	200,592
	Rentokil Initial plc	32,442,938	193,024
	Halma plc	6,634,252	174,418
	Intertek Group plc	2,822,976	168,474
	3i Group plc	16,779,618	164,842
	WPP plc (XLON)	20,807,428	161,449
*	Ocado Group plc	7,929,101	160,151
	Persimmon plc	5,553,503	153,868
	Sage Group plc	19,018,555	152,958
	InterContinental Hotels Group plc	3,175,937	144,674
	Associated British Foods plc	6,090,504	144,586
	Spirax-Sarco Engineering plc	1,284,970	140,628
	United Utilities Group plc	12,014,658	136,005
	Croda International plc	2,183,013	133,863
	Next plc	2,237,256	133,204
	Informa plc	23,968,768	132,401
	Smurfit Kappa Group plc	4,173,377	131,298
	Bunzl plc	5,897,153	127,997
	Severn Trent plc	4,190,698	125,753
	Rolls-Royce Holdings plc	30,136,172	124,733
	Burberry Group plc	7,075,831	122,862
	DCC plc	1,726,751	122,788
	Polymetal International plc	5,937,464	121,594
	Mondi plc (XLON)	6,760,537	119,387
*,1	Just Eat Takeaway	1,141,860	116,920
	Barratt Developments plc	17,659,005	115,126
	Standard Life Aberdeen plc	40,835,035	113,100
	Royal Bank of Scotland Group plc	79,292,330	110,623
	Smiths Group plc	7,020,135	109,307
	Berkeley Group Holdings plc	2,056,548	107,955
	Admiral Group plc	3,609,783	105,336
	Taylor Wimpey plc	57,018,597	105,305
	Land Securities Group plc	12,584,658	104,945
	Melrose Industries plc	83,903,414	104,872
	Pennon Group plc	7,415,029	102,105
	St. James's Place plc	9,195,809	97,919
	GVC Holdings plc	10,174,857	96,579
	Hargreaves Lansdown plc	5,315,360	96,179
	Rightmove plc	15,362,874	96,056
[1]	Auto Trader Group plc	16,014,591	92,189
	Wm Morrison Supermarkets plc	38,644,980	88,814
	DS Smith plc	22,491,531	88,189
	Whitbread plc	2,342,161	87,862
	Coca-Cola HBC AG	3,427,848	86,858
	British Land Co. plc	16,499,679	84,170
	Johnson Matthey plc	3,343,149	83,765
	Direct Line Insurance Group plc	24,227,526	82,545
	RSA Insurance Group plc	18,052,906	81,817
	Pearson plc	13,438,137	77,494
	M&G plc	45,578,075	75,561
	Tate & Lyle plc	8,392,904	75,204

Vanguard® Total International Stock Index Fund

Schedule of Investments

April 30, 2020

		Shares	Market Value ($000)
	Hikma Pharmaceuticals plc	2,493,696	74,273
	Kingfisher plc	37,059,455	73,519
	Bellway plc	2,179,412	72,927
	J Sainsbury plc	28,407,674	70,701
	Phoenix Group Holdings plc	9,313,726	70,676
	Derwent London plc	1,807,156	70,614
[1]	ConvaTec Group plc	25,941,889	69,289
	Intermediate Capital Group plc	4,882,905	69,078
	Spectris plc	2,045,090	68,962
	HomeServe plc	4,869,527	68,211
	Howden Joinery Group plc	10,160,778	67,003
	Schroders plc	1,958,053	65,399
	B&M European Value Retail SA	15,070,109	63,023
	ITV plc	65,503,213	62,895
	Antofagasta plc	6,126,223	62,733
	IG Group Holdings plc	6,547,522	62,059
	Dechra Pharmaceuticals plc	1,768,804	61,569
	Travis Perkins plc	4,424,008	57,767
	UNITE Group plc	5,222,826	57,672
	Electrocomponents plc	7,858,283	57,083
[1]	Avast plc	9,586,963	55,221
	Weir Group plc	4,557,925	54,471
[1]	Quilter plc	33,199,475	51,345
	Centrica plc	101,443,895	50,738
	AVEVA Group plc	1,119,832	50,261
	JD Sports Fashion plc	7,573,228	50,198
	IMI plc	4,827,063	50,193
	Genus plc	1,167,268	50,149
	Rotork plc	15,439,648	48,132
	Meggitt plc	13,681,874	47,910
	Tritax Big Box REIT plc	30,861,450	46,842
	Beazley plc	9,271,438	45,843
	Inchcape plc	7,122,297	44,864
	Man Group plc	26,375,333	44,190
	Britvic plc	4,761,936	43,833
	Games Workshop Group plc	577,284	43,692
	Diploma plc	2,004,835	43,455
	Cranswick plc	922,473	43,148
	Hiscox Ltd.	4,894,681	43,060
	Primary Health Properties plc	21,951,587	42,518
*,1	Network International Holdings plc	7,945,356	41,440
	TP ICAP plc	9,625,219	41,093
	Great Portland Estates plc	4,758,579	40,531
[1]	Countryside Properties plc	7,953,704	40,523
	Greggs plc	1,752,936	40,320
	Marks & Spencer Group plc	34,096,191	39,725
	Balfour Beatty plc	12,145,763	39,531
*,1	Trainline plc	8,150,885	38,957
	Assura plc	40,571,280	38,914
	QinetiQ Group plc	10,164,112	38,869
	Vistry Group plc	3,783,633	38,425
	Close Brothers Group plc	2,774,447	38,046
	Ashmore Group plc	7,894,305	37,639
	LondonMetric Property plc	15,363,537	37,537
	Centamin plc	19,270,795	37,312
	Grainger plc	11,075,834	37,212
	G4S plc	27,092,169	37,192
	Carnival plc	2,679,340	36,922
	Moneysupermarket.com Group plc	9,249,813	36,854
	Big Yellow Group plc	2,733,606	36,796
[1]	John Laing Group plc	8,014,090	36,766
	Victrex plc	1,453,482	36,419
	Signature Aviation plc	14,761,180	36,252
	UDG Healthcare plc	4,502,085	35,533

Vanguard® Total International Stock Index Fund

Schedule of Investments

April 30, 2020

		Shares	Market Value ($000)
	Domino's Pizza Group plc	8,177,010	35,434
	IWG plc	11,597,263	34,680
	Royal Mail plc	16,287,217	33,989
	Safestore Holdings plc	3,750,627	33,929
*	Serco Group plc	20,256,047	32,789
	SSP Group plc	9,180,812	32,447
	Hays plc	23,744,829	32,351
	Evraz plc	9,727,428	32,235
	Softcat plc	2,244,284	31,868
	Spirent Communications plc	10,401,871	31,466
	Ultra Electronics Holdings plc	1,265,339	31,326
	WH Smith plc	1,953,149	30,830
	Grafton Group plc	3,863,390	30,828
	Micro Focus International plc	4,954,462	29,374
	John Wood Group plc	11,600,450	29,374
	Lancashire Holdings Ltd.	3,809,160	29,306
	Plus500 Ltd.	1,854,212	29,062
	Fresnillo plc	3,271,228	29,059
	Shaftesbury plc	3,771,233	28,483
	Capital & Counties Properties plc	13,352,850	27,886
	Pets at Home Group plc	8,422,240	26,967
	Marshalls plc	3,363,370	26,938
	Renishaw plc	604,576	26,758
	Savills plc	2,149,422	26,167
	Pagegroup plc	5,440,953	25,752
^	easyJet plc	3,381,283	25,612
^	TUI AG (XLON)	6,375,658	25,399
	Aggreko plc	4,370,044	25,201
	Investec plc	12,211,467	25,062
	Babcock International Group plc	4,621,229	24,477
	National Express Group plc	6,801,303	23,404
	Redrow plc	4,014,408	23,325
	IntegraFin Holdings plc	3,626,651	22,618
[1]	Ascential plc	7,097,295	22,540
	Bodycote plc	3,059,433	22,383
	Future plc	1,701,080	22,045
	International Consolidated Airlines Group SA (London Shares)	7,877,202	21,973
	William Hill plc	15,294,902	21,925
	Computacenter plc	1,168,555	21,357
	Mediclinic International plc (XLON)	6,563,648	21,341
	AJ Bell plc	4,261,710	21,119
	Jupiter Fund Management plc	7,656,887	21,049
	Workspace Group plc	2,126,608	20,946
	KAZ Minerals plc	4,021,756	20,918
*	Virgin Money UK plc	21,863,484	20,849
	Dunelm Group plc	1,775,806	20,517
	Daily Mail & General Trust plc	2,301,645	20,440
*,1	Wizz Air Holdings plc	552,047	19,951
	Synthomer plc	5,537,728	19,738
	Polypipe Group plc	3,088,061	19,372
	OneSavings Bank plc	6,178,383	18,962
	Vesuvius plc	3,675,803	18,524
	Hill & Smith Holdings plc	1,276,512	18,506
	Greencore Group plc	7,955,430	18,220
	Sanne Group plc	2,187,433	17,827
	Paragon Banking Group plc	4,227,330	17,699
[1]	Ibstock plc	6,913,667	17,488
	Rathbone Brothers plc	885,144	16,826
	Drax Group plc	6,413,279	16,813
	Dixons Carphone plc	17,142,894	16,665
*	Firstgroup plc	19,632,924	16,532
	Telecom Plus plc	977,175	16,289
	Playtech plc	5,484,781	16,091
	Brewin Dolphin Holdings plc	4,571,149	15,750

Vanguard® Total International Stock Index Fund

Schedule of Investments

April 30, 2020

		Shares	Market Value ($000)
	Essentra plc	4,221,131	14,816
	Crest Nicholson Holdings plc	4,452,140	14,346
^	Cineworld Group plc	17,344,630	14,300
*	Capita plc	29,108,168	14,253
	Rhi Magnesita NV	434,562	13,348
*	Cairn Energy plc	9,401,278	13,246
	J D Wetherspoon plc	1,111,775	13,235
	St. Modwen Properties plc	2,854,836	13,230
	Coats Group plc	22,694,722	13,127
*	Ninety One plc	5,835,901	12,474
	Morgan Advanced Materials plc	4,516,687	12,459
^	Hammerson plc	13,548,187	12,005
	Go-Ahead Group plc	698,058	11,780
	Petrofac Ltd.	4,740,010	11,731
	TalkTalk Telecom Group plc	11,184,419	11,615
*	Just Group plc	16,582,788	11,600
	Provident Financial plc	4,690,884	11,439
[1]	Hastings Group Holdings plc	4,956,066	11,356
[1]	Equiniti Group plc	5,155,102	11,114
	Chemring Group plc	4,451,063	11,071
	British American Tobacco plc ADR	281,986	10,758
^	Royal Dutch Shell plc Class A (XAMS)	641,575	10,724
*	Frasers Group plc	3,150,392	10,310
	Vectura Group plc	9,556,230	10,210
	Redde Northgate plc	4,318,320	9,742
	UK Commercial Property REIT Ltd.	11,026,934	9,392
	Ferrexpo plc	5,504,934	9,322
	Keller Group plc	1,149,734	8,882
	Clarkson plc	280,987	8,820
*,^	Energean Oil & Gas plc	1,075,207	8,817
	NCC Group plc	4,126,899	8,526
	AG Barr plc	1,332,694	8,279
	BMO Commercial Property Trust Ltd.	8,547,379	8,194
^	Tullow Oil plc	24,899,260	8,082
	Elementis plc	9,181,106	8,082
*	Mitchells & Butlers plc	3,551,471	7,932
	888 Holdings plc	4,214,791	7,654
[1]	McCarthy & Stone plc	8,391,230	7,471
	Helical plc	1,639,234	7,446
	Bank of Georgia Group plc	589,626	7,401
*	Indivior plc	11,908,270	7,397
	Kainos Group plc	834,692	7,343
	PZ Cussons plc	3,114,688	7,335
	Hochschild Mining plc	4,048,631	7,063
	Picton Property Income Ltd.	7,759,386	6,713
[1]	Airtel Africa plc	13,216,279	6,667
	Stagecoach Group plc	6,651,359	6,237
	Sirius Real Estate Ltd.	6,791,899	6,026
	TBC Bank Group plc	560,958	5,759
	Rank Group plc	2,793,611	5,733
*,^	Premier Oil plc	13,823,750	5,645
	Senior plc	6,753,824	5,515
	Mitie Group plc	5,924,891	5,515
[1]	Spire Healthcare Group plc	4,409,431	5,350
	Hunting plc	2,282,502	5,232
	Restaurant Group plc	7,604,238	5,173
	GoCo Group plc	4,888,647	5,116
	Devro plc	2,516,172	5,034
	Marston's plc	10,205,444	4,860
	Micro Focus International plc ADR	795,133	4,715
[1]	CMC Markets plc	1,847,441	4,662
	Stobart Group Ltd.	5,511,831	4,298
	NewRiver REIT plc	4,918,748	4,135
*,1	Watches of Switzerland Group plc	1,308,577	4,125

Vanguard® Total International Stock Index Fund

Schedule of Investments

April 30, 2020

		Shares	Market Value ($000)
	Halfords Group plc	2,925,202	3,989
	Saga plc	17,862,063	3,660
[1]	TI Fluid Systems plc	1,756,032	3,531
	Schroder REIT Ltd.	7,582,217	3,516
*,^,1	Aston Martin Lagonda Global Holdings plc	4,789,455	3,490
	Galliford Try plc	1,758,859	3,330
	AA plc	9,630,377	3,279
*	Georgia Capital plc	605,067	3,194
*,^	AO World plc	4,381,466	3,170
*,^	Metro Bank plc	2,655,010	3,086
	Redefine International plc	3,888,774	3,000
	Renewi plc	9,384,362	2,997
	SIG plc	9,869,758	2,977
	Card Factory plc	4,936,256	2,601
*,1	Funding Circle Holdings plc	2,303,780	2,504
	International Personal Finance plc	3,454,745	2,435
	RPS Group plc	3,675,232	2,407
	Dignity plc	768,387	2,347
^,1	Bakkavor Group plc	2,284,932	2,008
	Superdry plc	1,055,971	1,683
*,1	Alfa Financial Software Holdings plc	1,608,994	1,579
	WPP plc	35,857	1,388
*,^	Intu Properties plc	14,406,415	983
^,1	Amigo Holdings plc	2,191,836	842
	N Brown Group plc	2,168,525	672
*,§,1	Finablr plc	3,002,811	417
	C&C Group plc (XLON)	158,108	388
*,§,^	Afren plc	7,677,368	—
*,§	Carillion plc	5,566,311	—
§,^	NMC Health plc	1,316,787	—
			36,341,697
Total Common Stocks (Cost $390,569,707)			366,887,381

Coupon
Temporary Cash Investments (3.0%)
Money Market Fund (2.9%)
[4,5]	Vanguard Market Liquidity Fund	0.522%	107,198,539	10,719,854

			Maturity Date	Face Amount ($000)
U.S. Government and Agency Obligations (0.1%)
[6]	United States Cash Management Bill	0.116%	9/29/20	57,000	56,970
[6]	United States Treasury Bill	1.551%	5/21/20	116,000	115,993
[6]	United States Treasury Bill	1.128%	6/4/20	18,000	17,999
[6]	United States Treasury Bill	0.018%-0.020%	8/13/20	261,333	261,242
[6]	United States Treasury Bill	0.102%	9/17/20	130,667	130,604
[6]	United States Treasury Bill	0.087%	9/24/20	54,000	53,970
					636,778
Total Temporary Cash Investments (Cost $11,355,298)					11,356,632
Total Investments (101.8%) (Cost $401,925,005)					378,244,013
Other Assets and Liabilities—Net (-1.8%)[5,7]					(6,762,468)
Net Assets (100%)					371,481,545

Cost rounded to $000.

*	Non-income-producing security.
§	Security value determined using significant unobservable inputs.
^	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $8,274,107,000.

Vanguard® Total International Stock Index Fund

Schedule of Investments

April 30, 2020

1	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2020, the aggregate value of these securities was $7,635,714,000, representing 2.1% of net assets.
2	“Other” represents securities that are not classified by the fund's benchmark index.
3	Considered an affiliated company of the fund as the issuer is another member of The Vanguard Group.
4	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
5	Collateral of $8,976,629,000 was received for securities on loan.
6	Securities with a value of $554,738,000 have been segregated as initial margin for open futures contracts.
7	Cash of $5,010,000 has been segregated as collateral for open forward currency contracts.
ADR—American Depositary Receipt.
CVR—Contingent Value Rights.
GDR—Global Depositary Receipt.
NVDR—Non-Voting Depository Receipt.
REIT—Real Estate Investment Trust.

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© 2020 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.

SNA1132 062020

Item 7: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8: Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9: Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10: Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11: Controls and Procedures.

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. There were no significant changes in Registrant’s Internal Control Over Financial Reporting or in other factors that could significantly affect this control subsequent to the date of the evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 12: Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13: Exhibits.

(a)	Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD STAR FUNDS

BY:        /s/ MORTIMER J. BUCKLEY*

___________________________

MORTIMER J. BUCKLEY

CHIEF EXECUTIVE OFFICER

Date: June 18, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD STAR FUNDS

BY:        /s/ MORTIMER J. BUCKLEY*

___________________________

MORTIMER J. BUCKLEY

CHIEF EXECUTIVE OFFICER

Date: June 18, 2020

VANGUARD STAR FUNDS

BY:        /s/ JOHN BENDL*

___________________________

JOHN BENDL

CHIEF FINANCIAL OFFICER

Date: June 18, 2020

* By: /s/ Anne E. Robinson

Anne E. Robinson, pursuant to a Power of Attorney filed on January 18, 2018  (see file Number 33-32216) and a Power of Attorney filed on October 30, 2019  (see file Number 811-02554), Incorporated by Reference.